Securities Act Registration No. 333-221072

Investment Company Act Registration No. 811-23306

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No. __

☒ Post-Effective Amendment No. 146

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No. 149

(Check appropriate box or boxes.)

Collaborative Investment Series Trust

(Exact Name of Registrant as Specified in Charter)

500 Damonte Ranch Parkway

Building 700, Unit 700

Reno, NV 89521

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (440) 922-0066

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

(Name and Address of Agent for Service)

With copy to:

Andrew J. Davalla, Thompson Hine LLP

3900 Key Center

127 Public Square

Cleveland, Ohio 44114

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On February 1, 2024 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS | FEBRUARY 1, 2024

GREENWICH IVY LONG-SHORT FUND

Class A: GRADX

Institutional Class: GIVYX

Advised by:
Greenwich Ivy Capital LLC
50 Sound View Drive, Suite 1S,
Greenwich, CT 06830

www.greenwichivyfunds.com

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Page

GREENWICH IVY LONG-SHORT FUND SUMMARY	1
Investment Objective	1
Fees And Expenses Of The Fund	1
Principal Investment Strategy	2
Principal Investment Risks	2
Performance	5
Investment Adviser	6
Portfolio Manager	6
Purchase And Sale Of Fund Shares	6
Tax Information	6
Payments To Broker-Dealers And Other Financial Intermediaries	6
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	7
Investment Objectives	7
Principal Investment Strategies	7
Principal Investment Risks	8
Temporary Investments	12
Portfolio Holdings Disclosure	12
Cybersecurity	12
MANAGEMENT	13
Investment Adviser	13
Portfolio Manager	13
HOW SHARES ARE PRICED	14
HOW TO PURCHASE SHARES	14
Share Classes	15
Class A Shares	16
How To Reduce Your Sales Charge	17
Sales Charge Waivers	18
Institutional Class Shares	18
Minimum Investments	18
Opening An Account	20
Automatic Investment Plans	20
Other Purchase Information	20
HOW TO REDEEM SHARES	21
Redeeming Shares	21
Redeeming By Mail	21
Telephone Redemptions	22

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Redemptions In Kind	22
Additional Redemption Information	22
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	23
DIVIDENDS, DISTRIBUTIONS AND TAXES	24
Dividends And Distributions	24
Taxes	25
DISTRIBUTION OF SHARES	25
Distributor:	25
Distribution Fees	25
Householding	25
FINANCIAL HIGHLIGHTS	25

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GREENWICH IVY LONG-SHORT FUND SUMMARY

INVESTMENT OBJECTIVE:

The Greenwich Ivy Long-Short Fund’s (the “Fund”) investment objective is long-term capital appreciation.

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Deferred Sales Charge (Load) (as a % of original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Redemption Fee (as a % of amount redeemed, if sold within 60 days)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Institutional Class
Management Fees	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	1.55%	1.55%
Interest and Dividend Expenses Related to Short Selling	0.64%	0.64%
Remaining Other Expenses	0.91%	0.91%
Acquired Fund Fees and Expenses(1)	0.14%	0.14%
Total Annual Fund Operating Expenses	3.44%	3.19%
Fee Waiver and/or Expense Reimbursement(2)	(0.46%)	(0.46)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.98%	2.73%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

(2)	The Fund’s adviser, Greenwich Ivy Capital LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2025, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.20% and 1.95% of the average daily net assets attributable to the Class A shares and Institutional Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those reflected in the above fee table. The Example assumes the impact of the fee waiver solely for the period of the expense reimbursement agreement shown above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$902	$1,571	$2,261	$4,082
Institutional	$276	$940	$1,629	$3,463

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2023 was 1,079.48%.

PRINCIPAL INVESTMENT STRATEGY:

In pursuing its investment objective of long-term capital appreciation, the Fund invests in equity securities and exchange-traded funds that primarily invest in equity securities (“ETFs”), equity futures, equity swaps, and equity options. Equity securities will include those that are issued by U.S., foreign, and emerging market companies and may be of any capitalization. The Fund may also sell short individual equity securities, equity ETFs, equity futures, equity swaps, and equity options. The Fund also may invest in inverse ETFs. During periods of market volatility, the Fund may assume a temporary defensive position by investing up to 70% of its assets in cash or cash equivalents such as money market funds and U.S. Treasury Securities.

In making investments for the Fund’s portfolio, the Adviser employs a fundamental research approach that evaluates the investment merits of equity securities, ETFs, and related instruments. The Adviser also considers overall global equity market trends in managing the Fund’s portfolio. If the Adviser considers equity market conditions to be unfavorable or uncertain, the Fund may sell short individual equity securities or shares of ETFs, invest in inverse ETFs, invest in equity options and other equity linked instruments, or allocate a significant amount of its assets to cash or cash equivalent positions.

The Fund is a non-diversified fund which means that it may invest in fewer issuers than a diversified fund. Because of the tactical nature of the Adviser’s strategy, the Fund may engage in frequent trading of its portfolio which will result in a higher portfolio turnover rate.

PRINCIPAL INVESTMENT RISKS:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The Fund is subject to the risks associated with the global stock and bond markets, any of which could cause an investment to lose money.

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Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Exchange Traded Fund Risk. The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

●	Inverse ETF Risk. Inverse ETFs seek to provide the inverse daily return of a particular index or group of securities. Over time, the Inverse ETF’s returns may differ dramatically from the returns of the underlying index or group of securities. Longer holding periods and market volatility will exacerbate the differences in the Inverse ETF’s returns compared to those of the index or group of securities. It is possible that an Inverse ETF may decline in value even when the value of the index or group of securities falls.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Futures Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the portfolio managers’ inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

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Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Micro Capitalization Risk. Micro capitalization companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with those investments are generally greater than those associated with investments in the securities of larger, more established companies. This may cause the Fund’s net asset value to be more volatile when compared to investment companies that focus only on large capitalization companies.

Non-Diversification Risk. The Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Portfolio Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs.

Short Selling Risk. If a security sold short or other instrument increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

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Small Capitalization Stock Risk. The earnings and prospects of small sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

PERFORMANCE:

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-800-869-1679 and may also be available at www.greenwichivyfunds.com.

Performance Bar Chart For Calendar Year Ended December 31, 2023
Average Annual Total Returns

30.00%
25.00%
20.00%
15.00%
10.00%
5.00%
0.00%
-5.00%
-10.00%
26.89%
8.45%
-4.11%
12.08%
2020
2021
2022
2023

Best quarter: 12/31/2020 31.75%

Worst quarter: 3/31/2020 -11.35%

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	One Year	Since Inception of the Fund (12/04/19)
Institutional Class Return before taxes	12.08%	10.19%
Institutional Class Return after taxes on distributions	10.69%	6.39%
Institutional Class Return after taxes on distributions and sale of fund shares	7.15%	6.99%
S&P 500 Total Return Index(1)	26.37%	12.88%
(1)	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

INVESTMENT ADVISER:

Greenwich Ivy Capital LLC

PORTFOLIO MANAGER:

Chetan Jindal has served as the Fund’s portfolio manager since the Fund’s inception in December 2019. Mr. Jindal founded and has served as the chief executive officer for Greenwich Ivy Capital LLC since 2018.

PURCHASE AND SALE OF FUND SHARES:

You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading. You may redeem shares by written request, telephone or through a financial intermediary. The minimum initial and subsequent investment for Class A and Institutional Class shares is $1,000 and $100, respectively, for all accounts. However, the Fund or the Adviser may waive any minimum investment requirement at its discretion.

TAX INFORMATION:

Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, such distributions may be taxed later upon withdrawal of monies from the plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVES:

The Fund’s investment objective is long-term capital appreciation.

The Fund’s investment objective may be changed without shareholder approval by the Fund’s Board of Trustees upon 60 days’ written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES:

In pursuing its investment objective of long-term capital appreciation, the Fund seeks long and short investment exposure to equity securities. Equity securities will include:

●	Equities of U.S., Foreign, and Emerging Market Issuers.

●	Exchange Traded Funds that primarily invest in equities (“ETFs”).

●	Inverse ETFs that provide inverse exposure to certain equity market indices.

Equity securities in which the Fund may invest may be of any capitalization, including micro-cap and small cap equities. The Fund defines micro-cap companies as those that at the time of purchase: (i) have a market capitalization between $100 million and $750 million or (ii) are within the capitalization range of the Russell Microcap Index as of its most recent reconstitution date. The Fund may also sell short individual equity securities and shares of ETFs. The Fund at its discretion may invest up to 70% of its net assets in cash or cash equivalents, such as money market funds and U.S. Treasury securities. The Fund may also invest in equity futures, equity swaps, and equity options.

The Fund’s Adviser constructs the Fund’s portfolio by examining the set of listed global equity securities and identifying a subset of these securities that are potentially suitable for inclusion in the Fund’s portfolio. The Adviser conducts a fundamental analysis of these investment opportunities, including a financial analysis of the underlying balance sheet, cash flow, and income statement metrics of each security. The Adviser also conducts a qualitative assessment of each security’s underlying businesses and assets, taking into consideration aspects such as business model durability, economic resiliency, and management capability. Based upon the aforementioned analyses, the Adviser reaches a determination as to whether each security is incorrectly priced in the market, and therefore whether it merits a place in the portfolio either as a long or short investment. From this list of securities suitable for inclusion in the Fund, the Adviser constructs a portfolio to achieve the best risk-adjusted investment returns over time. The Adviser adjusts the portfolio on an ongoing basis to respond to the changing market opportunity set, including altering the portfolio’s mix of long versus short and U.S. versus non-U.S. investments, among other factors.

The Fund is a non-diversified fund, which means that it may invest in fewer issuers than a diversified fund. Because of the tactical nature of the Adviser’s strategy, the Fund may engage in frequent trading of its portfolio which will result in a higher portfolio turnover rate.

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PRINCIPAL INVESTMENT RISKS:

Currency Risk. Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents, or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the “old” currency worthless. The Fund may also take short positions, through derivatives, if the Adviser believes the value of a currency is likely to depreciate in value. A “short” position is, in effect, similar to a sale in which the Fund sells a currency it does not own but has borrowed in anticipation that the market price of the currency will decline. The Fund must replace a short currency position by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund took a short position in the currency.

Emerging Market Risk. The Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on PCAOB inspection, investigation, and enforcement. Therefore, the availability and reliability of information material to an investment decision, particularly financial information, in emerging market companies may be limited in scope and reliability as compared to information provided by U.S. companies. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to meet cash obligations or take advantage of other investment opportunities.

Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

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Exchange-Traded Fund Risk. The Fund may invest in ETFs, as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance. Each ETF is subject to specific risks, depending on the nature of its investment strategy. These risks could include liquidity risk, sector risk and emerging market risk. In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices.

●	Inverse ETF Risk. Inverse ETFs seek to provide the inverse daily return of a particular index or group of securities. Over time, the Inverse ETF’s returns may differ dramatically from the returns of the underlying index or group of securities. Longer holding periods and market volatility will exacerbate the differences in the Inverse ETF’s returns compared to those of the index or group of securities. It is possible that an Inverse ETF may decline in value even when the value of the index or group of securities falls.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Futures Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the portfolio managers’ inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

9

Management Risk. The Adviser’s reliance on its strategy and its judgments about the value and potential appreciation of securities in which the Fund invests may prove to be incorrect, including the Adviser’s tactical allocation of the Fund’s portfolio among its investments. The ability of the Fund to meet its investment objective is directly related to the Adviser’s proprietary investment process. The Adviser’s assessment of the relative value of securities, their attractiveness, and the potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Micro Capitalization Risk. Micro capitalization companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with those investments are generally greater than those associated with investments in the securities of larger, more established companies. This may cause the Fund’s net asset value to be more volatile when compared to investment companies that focus only on large capitalization companies.

Generally, securities of micro capitalization companies are more likely to experience sharper swings in market value in less liquid markets in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate. Securities of micro capitalization companies generally are more volatile than those of larger companies. Compared to large companies, micro capitalization companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of micro capitalization companies are often traded over the counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Fund may be required to dispose of these securities over a larger period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, equating to greater potential for gains and losses and associated tax consequences.

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Non-Diversification Risk. The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities. Purchased put options may decline in value due to changes in value of the underlying reference asset.

Portfolio Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs.

Short Selling Risk. If a security or other instrument sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short security positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

The Fund also may be required to pay a commission and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the commission, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed security, it is required to maintain a account of cash or liquid assets with the Fund’s broker. The Fund’s ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

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Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Small Capitalization Stock Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

PORTFOLIO HOLDINGS DISCLOSURE

A description of the Fund’s policies regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information (“SAI”).

CYBERSECURITY

The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached.

The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value (“NAV”); impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

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Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

INVESTMENT ADVISER:

Greenwich Ivy Capital LLC, located at 50 Sound View Drive, Suite 1S, Greenwich, CT 06830, serves as investment adviser to the Fund. Subject to the authority of the Board of Trustees (the “Board” or the “Trustees”), the Adviser is responsible for the overall management of the Fund’s investment portfolio. The Adviser is responsible for selecting and supervising the Fund’s investments according to the Fund’s investment objectives, policies, and restrictions. The Adviser is a Delaware limited liability company formed in 2018 to provide investment advisory services to individual and institutional clients and registered funds. As of September 30, 2023, the Adviser had approximately $40.9 million in assets under management.

Pursuant to a management agreement, the Fund pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 1.50% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2025 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.20% and 1.95% of the average daily net assets attributable to the Class A shares and Institutional Class shares of the Fund, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days’ written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance. A discussion regarding the basis for the Board’s approval of the Management Agreement will be available in the Fund’s semi-annual report dated March 31, 2024. For the fiscal year ended September 30, 2023 the Adviser received a net advisory fee equivalent of 0.93% of the Fund’s average daily net assets.

PORTFOLIO MANAGER:

Mr. Chetan Jindal has served the Fund as portfolio manager since the Fund commenced operations in December 2019. Prior to founding the Adviser, Mr. Jindal was formerly a partner at a global asset management firm from 2007 to 2017. In 2004, Mr. Jindal earned his Bachelor of Science degree in Economics and Computer Science from Yale University.

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The Fund’s SAI provides additional information about the Portfolio Manager’s compensation structure, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of shares of the Fund.

HOW SHARES ARE PRICED

The Fund’s assets are generally valued at their market value using market quotations. The Fund may use pricing services to determine market value. If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Fund’s assets at their fair value according to policies approved by the Fund’s Board. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Securities trading on overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market, but prior to the close of the U.S. market. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short term traders. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. The Fund may invest in ETFs and other investment companies (“Underlying Funds”). The Fund’s NAV is calculated based, in part, upon the market prices of the Underlying Funds in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Because foreign securities trade on days when the Fund’s shares are not priced, the value of securities held by the Fund can change on days when the Fund’s shares cannot be purchased or redeemed.

HOW TO PURCHASE SHARES

SHARE CLASSES

This Prospectus describes the following share classes offered by the Fund: Class A shares and Institutional Class shares. Under this Prospectus, the Fund offers two classes of shares so that you can choose the class that best suits your investment needs. Refer to the information below so that you can choose the class that best suits your investment needs. The main differences between the share classes are sales charges, ongoing fees and minimum initial investment. Class A shares pay an annual distribution fee of 0.25% of average daily net assets attributable to those share classes – for distribution and shareholder servicing expenses pursuant to the Trust’s Master Distribution and Shareholder Servicing Plans adopted pursuant to Rule 12b-1. Institutional Class shares do not pay such fees. Class A shares are subject to a sales load on all purchases of up to 5.75%; and Institutional Class shares are not subject to a sales charge. For information on ongoing distribution fees, see Distribution (12b-1) and Shareholder Servicing Fees on page 25 of this Prospectus. Each class of shares in the Fund represents interest in the same portfolio of investments within the Fund. There is no investment minimum on reinvested distributions and the Fund may change investment minimums at any time. The Fund and Adviser may waive sales charges, as described below, and investment minimums. All share classes may not be available for purchase in all states.

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CLASS A SHARES

Class A shares are offered at their public offering price, which is NAV plus the applicable sales charge and are subject to 12b-1 distribution and/or shareholder servicing fees of 0.25% on an annualized basis of the average daily net assets of Class A shares. The 12b-1 fees are accrued and paid monthly. Over time, fees paid under this distribution and service plan will increase the cost of a Class A shareholder’s investment and may cost more than other types of sales charges. The minimum initial investment in Class A shares of the Fund is $1,000 for all accounts. The minimum subsequent investment in Class A shares of the Fund is $100 for all accounts. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A shares of the Fund, unless waived by the Fund, Adviser or your financial intermediary as described under “Sales Charge Waivers”:

Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999	5.00%	5.26%	4.25%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.89%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	0.00%	0.00%	See below

(1) Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

A selling broker may receive commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between

$1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

As shown, investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed.

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How to Reduce Your Sales Charge

You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Fund’s distributor, Arbor Court Capital, LLC (the “distributor”), in writing and supply your account number at the time of purchase. You may combine your purchase with those of your “immediate family” (your spouse and your children under the age of 21) for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Rights of Accumulation: To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares of the Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of the Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

●	Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment advisor),

●	Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs, and

●	Shares held directly in the Fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Letter of Intent: Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund, with a minimum of

$25,000, during a 13-month period. At your written request, Class A shares purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A Shares: If you have redeemed Class A shares of the Fund within the past 120 days, you may repurchase an equivalent amount of Class A shares of the Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

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Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

●	Current and retired directors and officers of the Fund, or the Adviser, or any of their subsidiaries or affiliates, or their families (e.g., spouse, children, mother or father).

●	Employees of the Adviser and their families, or any full-time employee or registered representative of the distributor or of broker-dealers (each a “Selling Broker”) and their affiliates having dealer agreements with the distributor and their immediate families (or any trust, pension, profit-sharing or other benefit plan for the benefit of such persons).

●	Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund’s shares and their immediate families.

●	Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

●	Clients of financial intermediaries that have entered into an agreement with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.

●	Clients of financial intermediaries that have entered into an agreement with the distributor to offer shares to self-directed investment brokerage accounts, whether or not such accounts are subject to transaction fees.

●	Institutional investors (which may include bank trust departments and registered investment advisers).

●	Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

●	Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

In addition, the Fund and the Adviser may also waive sales charges for other investor types and under other circumstances at their discretion. The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called “NAV transfer”). Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

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The availability of certain sales charge waivers and discounts to Class A Shares of the Fund will depend on whether you purchase your Class A Shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures (from those described above for Class A Shares generally) regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. Please see below and Appendix A attached to this prospectus regarding variations in sales loads offered by certain intermediaries. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive such waivers or discounts.

INSTITUTIONAL CLASS SHARES

Institutional Class shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees. This means that 100% of your initial investment is placed into shares of the Fund. Institutional Class shares are intended to be offered to institutional investors through select channels that are not available to all investors. However, the Fund or the Adviser may admit investors at its discretion and waive any minimum investment requirement.

MINIMUM INVESTMENTS:

The minimum initial and subsequent investment for Class A and Institutional Class shares is $1,000 and $100, respectively, for all accounts. However, the Fund or the Adviser may waive any minimum investment requirement at its discretion.

There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Fund. Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, brokerage firm, retirement plan sponsor or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

For accounts sold through brokerage firms and other intermediaries, it is the responsibility of the brokerage firm or intermediary to enforce compliance with investment minimums.

OPENING AN ACCOUNT:

The Fund is a separate series of Collaborative Investment Series Trust (the “Trust”), and you may purchase shares directly from the Fund. You also may purchase shares through a brokerage firm or other intermediary that has contracted with the Trust to sell shares of the Fund. You may be charged a separate fee by the brokerage firm or other intermediary through whom you purchase shares.

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If you are investing directly in the Fund for the first time, please call the Fund’s transfer agent at 1-800-869-1679 to request a Shareholder Account Application. You will need to establish an account before investing. Be sure to sign up for all the account options that you plan to take advantage of. For example, if you would like to be able to redeem your shares by telephone, you should select this option on your Shareholder Account Application. Doing so when you open your account means that you will not need to complete additional paperwork later.

Your investment in the Fund should be intended as a long-term investment vehicle. The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading. The Fund also reserves the right to stop offering shares at any time.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We also may ask for other identifying documents or information and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity. If you have any questions regarding the Fund, please call 1-800-869-1679.

You may buy shares on any “business day.” Business days are Monday through Friday, other than days the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Shares of the Funds are sold at NAV. The NAV generally is calculated as of the close of trading on the NYSE every day the NYSE is open. The NYSE normally closes at 4:00 p.m. Eastern Time (“ET”). The Fund’s NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

If you are purchasing directly from the Trust, send the completed Shareholder Account Application and a check payable to the Fund in which you are investing to the following address:

Collaborative Investment Series Trust
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147-4031

Purchase orders received in “proper form” by the Fund’s transfer agent before the close of trading on the NYSE will be effective at the NAV next calculated after your order is received. On occasion, the NYSE closes before 4:00 p.m. ET. When that happens, purchase orders received after the NYSE closes will be effective the following business day.

To be in “proper form,” the purchase order must include:

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●	Fund name and account number;

●	Account name(s) and address;

●	The dollar amount or number of shares you wish to purchase.

The Fund may limit the amount of purchases and refuse to sell to any person.

Method of Payment. All purchases (both initial and subsequent) must be made in U.S. dollars and checks must be drawn on U.S. banks. Cash, credit cards and third-party checks will not be accepted. Third-party checks and checks drawn on a non-U.S. financial institution will not be accepted, even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to Collaborative Investment Series Trust or the Fund are considered third-party checks.

A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your pre-designated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or the Fund’s agent) each have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

If you choose to pay by wire, you must call the Fund’s transfer agent at 1-800-869-1679 to set up your account, to obtain an account number, and obtain instructions on how to complete the wire transfer.

Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money and the purchase order are received by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or its transfer agent. The Fund presently does not charge a fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

AUTOMATIC INVESTMENT PLANS:

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly investments ($100 minimum per purchase) from your bank or savings account.

OTHER PURCHASE INFORMATION:

If your wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

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The Fund may authorize certain brokerage firms and other intermediaries (including its designated correspondents) to accept purchase and redemption orders on its behalf. The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the brokerage firm or other intermediary to transmit orders promptly to the Funds’ transfer agent.

HOW TO REDEEM SHARES

REDEEMING SHARES:

You may redeem your shares on any business day. Redemption orders received in proper form by the Fund’s transfer agent or by a brokerage firm or other intermediary selling Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be processed at that day’s NAV. Your brokerage firm or intermediary may have an earlier cut-off time.

“Proper form” means your request for redemption must:

●	Include the Fund name and account number;

●	Include the account name(s) and address;

●	State the dollar amount or number of shares you wish to redeem; and

●	Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund may require that the signatures be guaranteed if the mailing address of the account has been changed within 30 days of the redemption request. The Fund also may require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-800-869-1679 if you have questions regarding signature guarantees. At the discretion of the Fund, you may be required to furnish additional legal documents to insure proper authorization. The Fund will not make checks payable to any person other than the shareholder(s) of record.

Shares of the Fund may be redeemed by mail or telephone. You may receive redemption payments in the form of a check or federal wire transfer. A wire transfer fee of $20 will be charged to defray custodial charges for redemptions paid by wire transfer. Any charges for wire redemptions will be deducted from your account by redemption of shares. If you redeem your shares through a brokerage firm or other intermediary, you may be charged a fee by that institution.

REDEEMING BY MAIL:

You may redeem any part of your account in the Fund by mail at no charge. Your request, in proper form, should be addressed to:

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Collaborative Investment Series Trust
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147-4031

TELEPHONE REDEMPTIONS:

You may redeem any part of your account in a Fund by calling the transfer agent at 1-800-869-1679. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and responding to telephone requests for redemptions or exchanges in a timely fashion. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

REDEMPTIONS IN KIND:

The Fund reserves the right to honor requests, in regular and stressed market conditions, for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities (“redemption in kind”) on the amount of such a request that is large enough to affect operations (that is, on the amount of the request that is greater than the lesser of $250,000 or 1% of the Fund’s net assets at the beginning of the 90-day period). In-kind redemptions of Fund shares will be redeemed pro rata to the extent that doing so is reasonable and in the best interests of the Fund and its shareholders. The securities will be chosen by the Fund and valued using the same procedures as used in calculating the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash.

ADDITIONAL REDEMPTION INFORMATION:

If you are not certain of the redemption requirements, please call the transfer agent at 1-800-869-1679. Redemptions specifying a certain date or share price cannot be accepted and will be returned. The Fund typically expects that it will take up to 5 days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer. The Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of fund shares, any lines of credit and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions. You may be assessed a fee if a Fund incurs bank charges because you request that the Fund re-issue a redemption check. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission (“SEC”), the Fund may suspend redemptions or postpone payment dates.

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Low Balances: Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require that you redeem all of your shares in the Fund upon 30 days written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund also are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences to you and about which you should consult your tax adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund discourage and does not accommodate market timing. Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund discourages excessive short-term trading in Fund shares and does not intend to accommodate such trading activity by investors. The Fund considers excessive short-term trading to be any pattern of frequent purchases and redemptions of the Fund’s shares by an investor or group of investors, acting in concert, that could interfere with the efficient management of the Fund’s portfolio or result in increased brokerage and administrative costs. The Fund currently uses several methods to reduce the risk of market timing. These methods include:

●	Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s market timing trading policy;

●	Rejecting or limiting specific purchase requests; and

●	Rejecting purchase requests from certain investors.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

Based on the frequency of redemptions in your account, the Adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Fund as described in the Fund’s market timing trading policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases or exchange purchases of the Fund’s shares.

The Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Fund.

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Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund. While the Fund will encourage financial intermediaries to apply the Fund’s market timing trading policy to their customers who invest indirectly in the Fund, the Fund is limited in their ability to monitor the trading activity or enforce the Fund’s market timing trading policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s market timing trading policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s market timing trading policy. Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information to the extent known to the broker to the Fund upon request. If the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

The Fund and the Adviser reserve the right to modify any redemption fee at any time. If there is a material change to the Fund’s redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS:

The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually. These distributions are automatically reinvested in the Fund from which they are paid unless you request cash distributions on your application or through a written request to the Fund. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you are interested in changing your election, you may call the Fund’s transfer agent at 1-800-869-1679 or send a written notification to:

Collaborative Investment Series Trust
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147-4031

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TAXES

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. The Fund anticipates that distributions will be primarily taxed as ordinary income. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares. The Fund may produce capital gains even if they do not have income to distribute and performance has been poor.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor’s tax circumstances are unique, please consult with your tax adviser about your investment.

DISTRIBUTION OF SHARES

DISTRIBUTOR:

Arbor Court Capital, LLC (“Arbor Court”), 8000 Towne Centre Drive, Suite 400, Broadview Heights, Ohio 44147 is the distributor for the shares of the Fund. Arbor Court is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. Shares of the Fund are offered on a continuous basis.

DISTRIBUTION FEES:

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution Plan (the “Plan”), pursuant to Rule 12b-1 of the 1940 Act, which allows the Fund to pay Arbor Court an annual fee for distribution expenses of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares.

HOUSEHOLDING:

To reduce expenses, we mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-800-869-1679 on days the Fund is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for fiscal year ended September 30, 2023. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for the Institutional Class has been derived from the financial statements audited by the Fund’s Independent Registered Public Accounting Firm, Cohen & Company, Ltd., whose report, along with the Fund’s financial statements, are included in the Fund’s September 30, 2023, annual report, which is available at no charge upon request.

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COLLABORATIVE INVESTMENT SERIES TRUST GREENWICH IVY LONG-SHORT FUND INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year/period.

Years Ended			Period Ended (a)
	9/30/2023	9/30/2022	9/30/2021	9/30/2020
Net Asset Value at Beginning of Year/Period	$ 9.15	$ 13.92	$ 9.67	$ 10.00
Income (Loss) From Investment Operations:				
Net Investment Gain (Loss) *	0.17	0.00 ***	(0.32)	(0.15)
Net Gain (Loss) on Investments (Realized and Unrealized) ****	0.48	(0.71)	4.57	(0.18)
Total from Investment Operations	0.65	(0.71)	4.25	(0.33)
Distributions:				
Net Investment Income	(0.02)	-	-	-
Realized Gains	(1.14)	(4.06)	-	-
Total from Distributions	(1.16)	(4.06)	-	-
Net Asset Value at End of Year/Period	$ 8.64	$ 9.15	$ 13.92	$ 9.67
Total Return **	7.90%	(6.95)%	43.95%	(3.30)% (c)
Ratios/Supplemental Data:				
Net Assets at End of Year/Period (Thousands)	$ 39,803	$ 21,066	$ 19,101	$ 15,290
Ratio of Expenses to Average Net Assets				
Before Reimbursement (d)(f)	3.05%	3.55%	3.96%	4.32% (b)
After Reimbursement (d)(f)	2.49%	2.67%	3.23%	3.30% (b)
Ratio of Net Investment Gain (Loss) to Average Net Assets				
After Reimbursement (d)(e)	1.92%	(0.05)%	(2.34)%	(1.94)% (b)
Portfolio Turnover	1079.48%	808.79%	108.62%	121.41% (c)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Amount less than $0.005 per share.

(a) For the period December 4, 2019 (commencement of investment operations) through September 30, 2020.

(b) Annualized.

(c) Not annualized.

(d) Includes dividends and interest expense on securities sold short of 0.64%, 0.82%, 1.38% and 1.45%, for the years ended September 30, 2023, 2022, 2021, and the period December 4, 2020 (commencement of investment operations) through September 30, 2020, respectively.

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(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(f) Does not include expenses of the investment companies in which the Fund invests.

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PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?
WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
WHAT?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         Account transactions and transaction history

●         Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

HOW?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and records	NO	We don’t share
For our affiliates’ everyday business purposes – information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-800-595-4866

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What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●      open an account or deposit money

●      direct us to buy securities or direct us to sell your securities

●      seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●      sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●      affiliates from using your information to market to you.

●      sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

●      The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Collaborative Investment Series Trust doesn’t jointly market.

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GREENWICH IVY LONG-SHORT FUND

Investment Adviser	Greenwich Ivy Capital LLC
Distributor	Arbor Court Capital, LLC
Transfer and Dividend Disbursing Agent	Mutual Shareholder Services, LLC
Custodian	US Bancorp Fund Services, LLC
Legal Counsel	Thompson Hine LLP
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.

FOR MORE INFORMATION

Several additional sources of information are available to you. The SAI, incorporated into this Prospectus by reference (and therefore legally a part of this Prospectus), contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. Annual reports will, and the semi-annual reports may, contain management’s discussion of market conditions and investment strategies that significantly affected the performance results of the Fund as of the latest semi-annual or annual fiscal year end.

Call the Fund at 1-800-869-1679 to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Fund and to make shareholder inquiries. You may also obtain this information about the Fund at the internet site https://greenwichivyfunds.com.

You also may obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street N.E., Washington, D.C. 20549-0102.

Investment Company Act File No. 811-23306

A-1

GREENWICH IVY LONG-SHORT FUND

Class A Shares GRADX

Institutional Shares GIVYX

A SERIES OF THE COLLABORATIVE INVESTMENT SERIES TRUST

STATEMENT OF ADDITIONAL INFORMATION

February 1, 2024

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus for Greenwich Ivy Long-Short Fund dated February 1, 2024. A copy of the prospectus can be obtained at no charge by writing the transfer agent, Mutual Shareholder Services, LLC, at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003, or by calling 1-800-869-1679. The Fund’s prospectus is incorporated by reference into this SAI.

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DESCRIPTION OF THE TRUST AND FUND

The Greenwich Ivy Long-Short Fund (the “Fund”) is a non-diversified series of the Collaborative Investment Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated July 26, 2017 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or the “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of multiple series currently authorized by the Trustees. The investment adviser to the Fund is Greenwich Ivy Capital LLC (the “Adviser”).

The Fund offers two classes of shares: Class A shares and Institutional Class shares. The Fund does not issue share certificates. All shares are held in non-certificated form registered on the books of the Fund and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Agreement and Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “How Shares are Purchased” and “How Shares are Priced” in the Prospectus and “Determination of Share Price” in this SAI.

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ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS

Investment Strategies and Risks

All principal investment strategies and risks are discussed in the prospectus. This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques they may use, as described in the Risk/Return Summary in the prospectus. Additional non-principal strategies and risks also are discussed here.

Certificates of Deposit and Bankers’ Acceptances

The Fund may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Closed-End Investment Companies

The Fund may invest assets in closed-end investment companies (or “closed-end funds”), subject to the investment restrictions set forth below. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the NYSE MKT LLC, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

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The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the market discount of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Commercial Paper

The Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes, including Master Notes, issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Master Notes, however, are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed.

Master Notes are governed by agreements between the issuer and the advisor acting as agent, for no additional fee, in its capacity as advisor to the Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the Adviser or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Adviser, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the advisor. Master Notes typically are not rated by credit rating agencies.

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The Fund may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by a nationally recognized statistical rating organization (the “NRSRO”). The Fund may also invest in commercial paper that is not rated but is determined by the advisor, under guidelines established by the Board, to be of comparable quality.

Convertible Securities

The Fund may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of usable bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Corporate Debt

Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB- or higher by S&P or Baa3 or higher by Moody’s, or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories. The Fund may invest in both secured and unsecured corporate bonds. A secured bond is backed by collateral and an unsecured bond is not. Therefore an unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer. The Adviser may incorrectly analyze the risks inherent in corporate bonds, such as the issuer’s ability to meet interest and principal payments, resulting in a loss to the Fund.

Depositary Receipts

The Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in sponsored form, are designed for use in U.S. securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR. Unsponsored ADRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored ADRs may carry more risk than sponsored ADRs because of the absence of financial information provided by the underlying company. Many of the risks described below regarding foreign securities apply to investments in ADRs.

4

Emerging Markets Securities

The Fund may purchase exchange-traded funds (“ETFs”) and other closed-end funds that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include (i) the smaller market capitalization of securities markets, which may suffer periods of relative illiquidity, (ii) significant price volatility, (iii) restrictions on foreign investment, and (iv) possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include (i) greater social, economic and political uncertainty and instability, (ii) more substantial governmental involvement in the economy, (iii) less governmental supervision and regulation, (iv) the unavailability of currency hedging techniques, (v) companies that are newly organized and small, (vi) differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers, and (vii) less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Equity Securities

Equity securities consist of common stock, convertible preferred stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

5

Exchange-Traded Funds

The Fund may invest in a range of ETFs. Because many ETFs are considered to be investment companies, see “Investment Company Securities” below for additional information.

When the Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may be more heavily invested will vary.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Adviser believes it is in the Fund’s interest to do so. The Fund’s ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended (the “1940 Act”), which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Fund believes that, in the event of the termination of an underlying ETF they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

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Fixed Income Securities

Fixed income securities include bonds and securities offered on a when-issued, delayed delivery, or forward commitment basis. Fixed income securities are subject to credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that the Fund’s investments in fixed income securities may fall when interest rates rise.

Investments in high-yield bonds (aka junk bonds) are considered to be more speculative than higher quality fixed income securities. High yield bonds are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The value of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

Foreign Securities

The Fund may gain exposure to foreign securities both directly and indirectly though underlying investment companies that invest in foreign securities or by trading in domestic markets through an ADR. Purchases of foreign equity securities entail certain risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchange, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

High Yield Securities

The Fund may invest in high yield securities as a non-principal investment strategy. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody’s). Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments.

Illiquid Investment and Restricted Securities

The Fund may invest in illiquid investments. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”)) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid. The Fund may gain exposure to foreign securities through its investment in ADRs. Certain ADRs are not listed on an exchange and therefore may be considered to be illiquid.

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Restricted securities and other illiquid investments may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a safe harbor from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the NASDAQ.

Under guidelines adopted by the Board, the Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security; (iii) the number of other potential purchasers of the security; (iv) dealer undertakings to make a market in the security; (v) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (vi) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (i) is not traded flat or in default as to principal and interest, and (ii) is rated in one of the two highest rating categories by at least two NRSRO or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Fund’s assets invested in illiquid investments if institutional buyers are unwilling to purchase such securities.

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Indexed Securities

The Fund may purchase indexed securities consistent with their investment objectives. Indexed securities are those, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. Indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid.

Insured Bank Obligations

The Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Fund may purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Investment Company Securities

The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act and the Fund’s investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

Under Section 12(d)(1) of the of the 1940 Act, the Fund may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company (the “3% Limitation”) or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the of 1940 Act, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 1/2% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees.

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In addition, the Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3%  limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.

Options

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®. Indices may also be based on an industry or market segment, such as the NYSE Arca Oil Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the NYSE, and NASDAQ OMX PHLX.

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The Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to affect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Preferred Stock

Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

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Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The real property and mortgages serving as investment vehicles for REITs may be either residential or commercial in nature and may include healthcare facilities. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. Such tax requirements limit a REIT’s ability to respond to changes in the commercial real estate market.

Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Repurchase Agreements

The Fund may invest in fully collateralized repurchase agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with its custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions. The Fund may not enter into a repurchase agreement with a term of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.

Reverse Repurchase Transactions

The Fund may enter into reverse repurchase transactions. In a reverse repurchase transaction, the Fund concurrently agrees to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase the same securities at a later date at a mutually agreed upon price. The repurchase price generally is equal to the original sales price plus interest. The Fund retains record ownership of the securities and the right to receive interest and principal payments. The Fund will enter into a reverse repurchase transaction in order to obtain funds to pursue additional investment opportunities with a return in excess of the cost of the reverse repurchase transaction. Such transactions may increase fluctuations in the market value of Fund assets and may be viewed as a form of leverage. Reverse purchase transactions also involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses. The Fund will enter into reverse purchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

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Reverse purchase transactions are considered by the SEC to be borrowings by the Fund under the 1940 Act. At the time the Fund enters into a reverse purchase transaction, it will hold cash or liquid securities consistent with the Fund’s investment restrictions, having a value equal to the repurchase price including accrued interest. The Fund will monitor the account to ensure that the market value of the account equals the amount of the Fund’s commitments to repurchase securities.

Rights

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The Adviser believes rights may become underpriced if they are sold without regard to value and if analysts do not include them in their research. The risk in investing in rights is that the Adviser might miscalculate their value resulting in a loss to the Fund. Another risk is the underlying common stock may not reach the Adviser’s anticipated price within the life of the right.

Stripped Mortgage-Backed Securities.

SMBSs are derivative multi-class mortgage securities. SMBSs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

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U.S. Government Securities

The Fund may invest in U.S. government securities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (Fannie Mae) are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances but are not backed by the full faith and credit of the U.S. government.

The Fund’s investments in U.S. Government securities may include agency step-up obligations. These obligations are structured with a coupon rate that “steps-up” periodically over the life of the obligation. Step-up obligations typically contain a call option, permitting the issuer to buy back the obligation upon exercise of the option. Step-up obligations are designed for investors who are unwilling to invest in a long-term security in a low interest rate environment. Step-up obligations are used in an attempt to reduce the risk of a price decline should interest rates rise significantly at any time during the life of the obligation. However, step-up obligations also carry the risk that market interest rates may be significantly below the new, stepped-up coupon rate. If this occurs, the issuer of the obligation likely will exercise the call option, leaving investors with cash to reinvest. As a result, these obligations may expose the Fund to the risk that proceeds from a called security may be reinvested in another security paying a lower rate of interest.

Warrants

Warrants are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time. The risk in investing in warrants is the Adviser might miscalculate their value, resulting in a loss to the Fund. Another risk is the warrants will not realize their value because the underlying common stock does not reach the Adviser’s anticipated price within the life of the warrant.

Investment Restrictions

Fundamental Investment Limitations. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the prospectus and the SAI, the term “majority” of the outstanding shares of the Fund means the lesser of: (i) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (ii) more than 50% of the outstanding shares of the Fund. Other investment practices, which may be changed by the Board without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental (“Non-Fundamental”).

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1.                Borrowing Money. The Fund will not borrow money, except: (i) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (ii) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.                Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.                Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.                Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.                Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.                Loans. The Fund will not make loans to other persons, except: (i) by loaning portfolio securities; (ii) by engaging in repurchase agreements; or (iii) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.                Concentration. The Fund will not invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

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The 1940 Act limits the Fund’s ability to borrow money, prohibiting the Fund from issuing senior securities, except the Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Fundamental Investment Limitations” above).

1.                Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.                Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

3.                Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on margin. This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, or futures contracts.

4.                Illiquid Investments. The Fund will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

With respect to Fundamental Investment Restriction #7, the Fund will examine its other investment company holdings to ensure that the Fund is not indirectly concentrating its investments in a particular industry.

MANAGEMENT OF THE FUND

The Board supervises the business activities of the Trust and appoints the officers. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. The Board generally meets four times a year to review the progress and status of the Fund.

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Board Leadership Structure

The Trust is led by Gregory Skidmore, who has served as the Chairman of the Board since November 5, 2021. Mr. Skidmore is considered an “Interested” Trustees as defined in the 1940 Act, because of his ownership interest in Collaborative Fund Services, LLC. Collaborative Fund Services, LLC is the administrator to the Trust. The Board is comprised of Mr. Skidmore and four other Trustees, none of whom are an interested person (“Independent Trustees”), as that term is defined in the 1940 Act. The Independent Trustees have not selected a Lead Independent Trustee. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, and, more generally, in-practice (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Generally, the Trust believes it best to have a single leader who is seen by shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman together with the Audit Committee and the full Board, provide effective leadership that is in the best interests of the Trust and the Fund shareholders because of the Board’s collective business acumen and understanding of the regulatory framework under which investment companies must operate.

Board Risk Oversight

The Board is comprised of Mr. Skidmore and four Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information, and the Audit Committee’s communications with the independent registered public accounting firm.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Gregory Skidmore – Interested Trustee – Mr. Skidmore has fifteen years of financial industry experience, holds a series 65 license, and possesses a strong understanding of the regulatory framework under which investment companies operate. He graduated from Connecticut College in 1999 with a Bachelor of Arts in Economics and History.

Dean Drulias Esq. – Independent Trustee – Mr. Dean W. Drulias has been a practicing attorney for over thirty years. He has extensive experience and possesses a strong understanding of the regulatory framework under which financial entities must operate. Additionally, he is well versed in corporate and transactional law.

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Shawn Orser – Independent Trustee – Mr. Orser has over ten years’ experience in the financial services industry, spanning from Merrill Lynch to the hedge fund industry. Mr. Orser holds a FINRA Series 7, Series 63, Series 55, and Series 66 licenses. He has a Bachelor of Science in Finance from Syracuse University.

Fredrick Stoleru – Independent Trustee – Mr. Fredrick M. Stoleru has over two decades of financial industry experience, holds both FINRA Series 7 and Series 63 licenses, and has a Master’s degree in Business Administration from Georgetown University. Like other trustees, his experience has given him a strong understanding of the regulatory framework under which investment companies operate.

Ronald Young Jr. – Independent Trustee – Mr. Young currently serves as the President of Young Consulting, LLC, a corporation that provides business consulting. He also, currently serves as President of Tri-State LED, a corporation that provides comprehensive LED lighting solutions. Previously, he co-founded and served as the managing partner for a diversified private equity capital firm and real estate development company. The Board believes Mr. Young’s experience and expertise as a business consultant, including his expertise in private equity and real estate, adds depth and understanding to its consideration of the Trustee’s obligations to the Trust and shareholders.

Each of the Independent Trustees possesses a strong understanding of the regulatory framework under which investment companies must operate. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes the Board highly effective.

The following tables provide information about Board and the officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, term of office and length of time served, and principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o Collaborative Fund Services, LLC, 500 Damonte Ranch Parkway Building 700, Unit 700, Reno NV 89521. Unless otherwise noted, each officer is elected annually by the Board.

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The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address[2] and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dean Drulias, Esq. Birth Year: 1947	Trustee	Indefinite/ November 2017 - present	Attorney (self-employed), since 2012.	16	Trustee for Belpointe PREP Manager, LLC. 2021-present
Shawn Orser Birth Year: 1975	Trustee	Indefinite/ November 2017 - present	CEO, Seaside Advisory (6/2016-Present).	16	Trustee for Belpointe PREP Manager, LLC. 2021-present
Fredrick Stoleru Birth Year: 1971	Trustee	Indefinite/ November 2017 - present	Chief Operations Officer, Belpointe Prep, LLC since September 2022, Principal, Hepco Capital Management (9/2018- 9/2022), Chief Executive Officer and President of Atlas Resources LLC since 2/2017, Vice President of the General Partner of Atlas Growth Partners, L.P. since 2013.	16	None
Ronald Young Jr. Year of Birth: 1974	Trustee	Indefinite/March 2020 – present	President - Young Consulting, Inc. (2008-Present); President – Tri State LED, Inc. (2010-Present).	16	Trustee for Belpointe PREP Manager, LLC. 2021-present

1 The “Fund Complex” consists of the 14 active series of the Collaborative Investment Series Trust as of February 1, 2024.

2 The address for each Trustee listed is 500 Damonte Ranch Parkway Building 700, Unit 700, Reno NV 89521.

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The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address[3] and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Gregory Skidmore[2] Year of Birth: 1976	Trustee and President	Since November 2017	President, Belpointe Asset Management, LLC since 2007	16	None
Kyle R. Bubeck Year of Birth: 1955	Chief Compliance Officer	Indefinite/October 2021 – present	President and Founder of Beacon Compliance Consulting, Inc. (since 2010).	N/A	N/A
William McCormick Year of Birth: 1964	Treasurer	Indefinite/October 2021 – present	Senior Wealth Advisor – Belpointe Asset Management (since 2019); Wealth Advisor – Advisory Services Network (2016 to 2019).	N/A	N/A
Brad Rundbaken Year of Birth: 1970	Secretary	Indefinite/October 2021- present	Manager – Collaborative Fund Services, LLC (since 2018); Wealth Advisor – Belpointe Asset Management (2015 to 2018).	N/A	N/A

1 The “Fund Complex” consists of the Collaborative Investment Series Trust.

2 Mr. Skidmore is considered an “Interested” Trustees as defined in the 1940 Act, because of his ownership interest in Collaborative Fund Services, LLC.

3 The address for each Trustee and Officer listed is 500 Damonte Ranch Parkway Building 700, Unit 700, Reno NV 89521.

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The Trust’s audit committee consists of the Independent Trustees. The audit committee is responsible for (i) overseeing the accounting and financial reporting policies and practices of the Fund, their internal controls and, as appropriate, the internal controls of certain service providers; (ii) overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and (iii) acting as a liaison between the Fund’s independent auditors and the full Board.

As of December 31, 2023, the Trustees beneficially owned the following amounts in the Fund:

Name of Trustee or Officer	Dollar Range of Securities in the Fund	Aggregate Dollar Range of Securities in Trust[2]
Gregory Skidmore[1]	0	0
Dean Drulias	0	0
Shawn Orser	0	0
Fredrick Stoleru	0	0
Ronald Young Jr.	0	0

1 Gregory Skidmore is considered an “Interested” Trustees as defined in the 1940 Act, because of his ownership interest in Collaborative Fund Services, LLC.

2 As of December 31, 2023, the Trust was comprised of 14 active series.

The following table describes the compensation estimated to be paid to the Trustees for the fiscal period ended September 30, 2023. Trustees of the Fund who are deemed “interested persons” of the Trust receive no compensation from the Fund.

Name and Position	Estimated Aggregate Compensation from the Funds	Estimated Total Compensation From Funds and Fund Complex* Paid to Trustees
Gregory Skidmore**	0	0
Dean Drulias	$1,200	$20,051.30
Shawn Orser	$1,200	$20,051.30
Fred Stoleru	$1,200	$20,051.30
Ronald Young Jr.	$1,200	$20,051.30

* The term “Fund Complex” refers both current active series of the Collaborative Investment Series Trust, and those series of the Trust active during the fiscal year ended September 30, 2023.

** Gregory Skidmore is considered an “Interested” Trustees as defined in the 1940 Act, because of his ownership interest in Collaborative Fund Services, LLC.

CODE OF ETHICS

Pursuant to the requirements of rule 17j-1 under the 1940 Act, and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Fund, the Fund, the Adviser, and the Distributor have each adopted a Code of Ethics and procedures for implementing the provisions of the code. The personnel of the Fund, the Adviser, and the Distributor are subject to the code of ethics when investing in securities that may be purchased, sold or held by the Fund.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a fund. Shareholders owning more than 25% of the shares of the Fund are considered to “control” the Fund as that term is defined under the 1940 Act. Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser. As of January 1, 2024, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Fund.

Name & Address	Shares	Percentage of Class
Charles Schwab & Co. Inc. 9601 E. Panorama Circle	2,699,958	98.90%

Management and Trustee Ownership

As of December 31, 2023, the Trustees and officers, as a group owned no shares of the Fund.

INVESTMENT ADVISORY SERVICES

Investment Adviser

The Trustees selected Greenwich Ivy Capital LLC, located at 50 Sound View Drive, Suite 1S, Greenwich, Connecticut 06830 as the investment adviser to the Fund. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the oversight of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund.

The Agreement continued for an initial term of two years and is renewed on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days’ written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

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The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2025 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.20% and 1.95% of the average daily net assets attributable to the Class A shares and Institutional Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Fund’s Board, on 60 days’ written notice to the Adviser.

A discussion regarding the basis for the Board’s approval of the Agreement will be available in the Fund’s semi-annual report dated March 31, 2024. For the fiscal period ended September 30, 2021, the Adviser earned $312,569 in advisory fees and waived advisory fees of $151,300. For the fiscal year ended September 30, 2022, the Fund paid the Adviser $278,257 in advisory fees of which the Adviser waived advisory fees or reimbursed the Fund $162,329. For the fiscal year ended September 30, 2023, the Fund paid the Adviser $498,547 in advisory fees of which the Adviser waived advisory fees or reimbursed the Fund $188,582.

Mr. Chetan Jindal is the portfolio manager responsible for the day-to-day management of the Fund. As of September 30, 2023, Mr. Jindal was also responsible for the management of the following other types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets by Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	1	$1,100,000	1	$1,100,000
Other Accounts	0	0	0	0

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In general, when a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it could receive a performance-based fee on certain accounts. The procedures to address conflicts of interest, if any, are described below.

The Adviser attempts to avoid conflicts of interest that may arise as a result of the management of multiple client accounts. From time to time, the Adviser may recommend or cause a client to invest in a security in which another client of the Adviser has an ownership position. The Adviser has each adopted certain procedures intended to treat all client accounts in a fair and equitable manner. To the extent that the Adviser seeks to purchase or sell the same security for multiple client accounts, the Adviser may aggregate, or bunch, these orders where it deems this to be appropriate and consistent with applicable regulatory requirements. When a bunched order is filled in its entirety, each participating client account will participate at the average share prices for the bunched order. When a bunched order is only partially filled, the securities purchased will be allocated on a pro-rata basis to each account participating in the bunched order based upon the initial amount requested for the account, subject to certain exceptions. Each participating account will receive the average share price for the bunched order on the same business day.

For services as Portfolio Manager to the Fund, Mr. Jindal receives a share of the Adviser’s profits, if any.

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Fund as of September 30, 2023.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Mr. Chetan Jindal	$100,001 - $500,000

Custodian

U.S. Bank, located at 425 Walnut Street, Cincinnati, Ohio 45202, serves as the Fund’s custodian (“Custodian”). The Custodian acts as the Fund’s depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

Fund Services

Mutual Shareholder Services, LLC (“MSS”), located at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003, acts as the transfer agent (“Transfer Agent”) for the Fund. MSS maintains the records of the shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. MSS receives an annual fee from the Trust of $11.50 per shareholder (subject to a minimum monthly fee of $775.00 per fund) for these transfer agency services. For the fiscal year ended September 30, 2023, the Fund paid MSS $9,300 for transfer agency services.

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In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant (“Fund Accounting Agent”), MSS receives an annual fee from the Trust based on the average value of the Fund. These fees are: from $0 to $25 million in assets the annual fee is $21,000, from $25 million to $50 million in assets the annual fee is $30,500, from $50 million to $75 million in assets the annual fee is $36,250, from $75 million to $100 million in assets the annual fee is $42,000, from $100 million to $125 million in assets the annual fee is $47,750, from $125 million to $150 million in assets the annual fee is $53,500, and for asset above $150 million the annual fee is $59,250. The Trust will receive a discount ranging from 10-60% depending on the net assets of each Fund until the Trust reaches $10 million in assets. For the fiscal year ended September 30, 2022, the Fund paid MSS $20,700 for administrative, transfer agent and fund accounting services. For the fiscal year ended September 30, 2023, the Fund paid MSS $37,169 for administrative, transfer agent and fund accounting services.

Administrator and Compliance Services

Collaborative Fund Services, LLC (“CFS”), located at 125 Greenwich Avenue, Greenwich, CT 06830, serves as the Fund’s Administrator. CFS is paid an annual fee of 0.35% of the Fund’s average daily net assets. For the fiscal year ended September 30, 2022, the Fund paid CFS $65,260 for administrative and compliance services. For the fiscal year ended September 30, 2023, the Fund paid CFS $99,710 for administrative and compliance services.

Compliance Officer

Beacon Compliance Consulting Inc. (“Beacon”), P.O. Box 11550, Overland Park, KS, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between Beacon and the Trust. Beacon’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act. For the compliance services rendered to the Fund, the Fund pays Beacon a reoccurring fund fee and a fee per the fund. The Fund also pays Beacon for any out-of-pocket expenses.

Independent Registered Public Accounting Firm

The firm of Cohen & Company, Ltd., located at 342 North Water Street, Suite 830, Milwaukee, WI 53202, has been selected as the independent registered public accounting firm for the Fund for the current fiscal year. Cohen & Company, Ltd. will perform an annual audit of the Fund’s financial statements and provides financial, tax and accounting services as requested.

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Distributor

The Trust selected Arbor Court Capital, LLC, located at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 as the Funds distributor. The Distributor serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an underwriting agreement with the Trust (the “Underwriting Agreement”). The Distributor is registered as broker-dealer under the Securities and Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offering of the Funds’ shares are continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of the Fund’s shares, will use reasonable efforts to facilitate the sale of the Fund’s shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue year to year, subject to annual approval by (a) the Board or a vote of the majority of the outstanding shares, and (b) by a majority of Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Fund at any time, without the payment of any penalty, by a vote of a majority of the entire Board or by a vote of a majority of the outstanding shares of the Fund on 60 days’ written notice to the Distributor, or by the Distributor at any time, without any payment of any penalty, on 60 days’ written notice to the Fund. The Underwriting Agreement will automatically terminate in the event of its assignment.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to policies established by the Board, the Adviser, subject to the oversight of the Board, is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer, and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion, and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Board that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

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Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities, and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (blocked) basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The Adviser may adjust the allocation when, taking into account such factors as the size of the individual orders and transaction costs, the Adviser believes an adjustment is reasonable. For the fiscal year ended September 30, 2022, the Fund paid $131,709.58 in brokerage commissions. For the fiscal year ended September 30, 2023, the Fund paid $256,874 in brokerage commissions.

Portfolio Turnover

The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less. The portfolio turnover rate may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Fund and may result in additional tax consequences to the Fund’s Shareholders. For the fiscal year ended September 30, 2022, the Fund’s portfolio turnover rate was 808.79%. For the fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 1079.48%.

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-PORT within 60 days of the end of each quarter/semi-annual period. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor). The Fund may enter into ongoing arrangements to release portfolio holdings to rating agencies, such as Morningstar or Lipper, in order for the agencies to assign a rating or ranking to the Fund. Portfolio holdings will be supplied to rating agencies no more frequently than quarterly and only after the Fund has filed a Form N-CSR or Form N-PORT with the SEC. The Fund currently does not have any ongoing arrangements to release portfolio holdings information to rating agencies.

Pursuant to policies and procedures adopted by the Board, the Fund has ongoing arrangements to release portfolio holdings information on a daily basis to the Adviser, Transfer Agent, Fund Accounting Agent and Custodian and on an as needed basis to other third parties providing services to the Fund. The Adviser, Transfer Agent, Fund Accounting Agent and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Fund. The Fund discloses portfolio holdings to its auditors (Cohen & Company, Ltd.), legal counsel (Thompson Hine LLP), proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

The Fund’s Form N-CSR and Form N-PORT will contain the Fund’s entire list of portfolio holdings as of the applicable quarter end.

The Fund, the Adviser, the Transfer Agent, the Fund Accounting Agent and the Custodian are prohibited from entering into any special or ad hoc arrangements with any person to make available information about the Fund’s portfolio holdings without the specific approval of the Board. Any party wishing to release portfolio holdings information on an ad hoc or special basis must submit any proposed arrangement to the Board, which will review the arrangement to determine (i) whether the arrangement is in the best interests of the Fund’s shareholders, (ii) the information will be kept confidential (based on the factors discussed below), (iii) whether sufficient protections are in place to guard against personal trading based on the information, and (iv) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Fund or the Adviser. Additionally, the Adviser, and any affiliated persons of the Adviser are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

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Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The agreements with the Fund’s Adviser, Transfer Agent, Fund Accounting Agent and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of nonpublic information about the Fund’s portfolio holding and the duty not to trade on the non-public information. The Fund believes, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Fund’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

DETERMINATION OF SHARE PRICE

The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. For a description of the methods used to determine the net asset value, see “How to Purchase Shares” in the prospectus.

Equity securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser, as applicable, believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

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REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash. The Fund reserves the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of the Fund’s net assets at the beginning of the 90-day period) in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

TAX CONSEQUENCES

The Fund intends to continue to qualify under Subchapter M of the Internal Revenue Code. Under provisions of Subchapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a regulated investment company under Subchapter M, at least 90% of the Fund’s income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of the Fund’s total assets may be in two or more securities that exceed 5% of the total assets of the Fund at the time of each security’s purchase. Not qualifying under Subchapter M of the Internal Revenue Code would cause the Fund to be considered a personal holding company subject to normal corporate income taxes. The Fund then would be liable for federal income tax on the capital gains and net investment income distributed to its shareholders, resulting in a second level of taxation that would substantially reduce net after-tax returns from the Fund. Any subsequent dividend distribution of the Fund’s earnings after taxes would still be taxable as received by shareholders.

Tax Distribution: The Fund’s distributions (capital gains and dividend income), whether received by shareholders in cash or reinvested in additional shares of the Fund, may be subject to federal income tax payable by shareholders. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Board. Dividends received shortly after purchase of Fund shares by an investor will have the effect of reducing the per share net asset value of his/her shares by the amount of such dividends or distributions. Investors should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Federal Withholding: The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

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Medicare Tax: An additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. Shareholders should consult their tax advisors about the application of federal, state, local and foreign tax law in light of their particular situation. Should additional series, or funds, be created by the Trustees, the Fund would be treated as a separate tax entity for federal tax purposes.

Foreign Account Tax Compliance Act: Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (i) income dividends paid by the Fund and (ii) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund. FATCA withholding tax generally can be avoided: (i) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (ii) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Tax Loss Carryforward: Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

The undistributed ordinary income and capital gains (losses) shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statement of assets and liabilities due to post-October capital loss deferrals on the Fund. For the fiscal year ended September 30, 2023, the Fund had $431,123 in short-term unutilized capital loss carryforwards, and the Fund had $433,630 in long-term unutilized capital loss carryforwards.

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PROXY VOTING POLICIES AND PROCEDURES

The Board has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Adviser. A copy of the proxy voting policies of the Adviser are attached hereto as Appendix A. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll free, 1-800-869-1679. The information also will be available on the SEC’s website at www.sec.gov. In addition, a copy of the Trust’s proxy voting policies and procedures are also available by calling 1-800-869-1679 and will be sent within three business days of receipt of a request.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen & Company, Ltd. (“Cohen”), located at 342 North Water Street, Suite 830, Milwaukee, WI 53202 has been selected as independent registered public accounting firm for each Fund for the current fiscal year. Cohen will perform an annual audit of the Fund’s financial statements and provides financial, tax and accounting services as requested.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

The audited financial statements and report of the independent registered public accounting firm required to be included in this SAI are hereby incorporated by reference to the Annual Report for the Fund for the fiscal year ended September 30, 2023. You may obtain a copy of the Annual Report without charge by calling the Fund at 1-800-869-1679.

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Appendix A

Adviser Proxy Voting Policy

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Policy

Greenwich Ivy Capital LLC (the “Adviser”), as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our Firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Firm’s proxy policies and practices.

Our general policy is to refrain from voting proxies because we believe the time cost of voting a proxy typically outweighs the benefits to our clients in aggregate. From time-to-time we may elect to vote proxies when we believe the benefit outweighs these costs.

The Adviser’s policy when managing accounts for investment companies is to determine how to vote proxies based on our reasonable judgment of whether that vote is most likely to produce favorable financial results for the fund’s shareholders. Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer’s board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect. However, the Adviser will consider both sides of each proxy issue.

Our policy and practice includes the responsibility to receive and disclose any potential conflicts of interest and to maintain relevant and required records.

Responsibility

The Designated Supervisor is responsible for implementing and monitoring the Adviser’s proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

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Procedure

The Adviser has adopted procedures to implement the Firm’s policy and reviews to monitor and ensure the Firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Procedures for Investment Company Clients

Voting Procedures

Once proxy material has been received, it is then promptly reviewed by the Chief Investment Officer (“CIO”) or Portfolio Managers. The CIO or Portfolio Managers will evaluate the issues presented. The CIO or Portfolio Managers will generally vote in a manner consistent with the following Voting Guidelines.

Voting Guidelines

B.               From time to time, it is possible that the Adviser’s portfolio managers will decide (i) to vote shares held in client accounts he or she manages differently from the vote of another of the Adviser’s portfolio manager whose client accounts hold the same security or (ii) to abstain from voting on behalf of client accounts he or she manages when another of the Adviser’s portfolio manager is casting votes on behalf of other Adviser client accounts.

The CCO or CIO reviews all proxy votes collected from the Adviser’s portfolio managers prior to such votes being cast. The CCO maintains a log of all votes. The CCO, or their designee, performs a quarterly review of all votes cast by the Adviser to confirm that any conflicting votes were properly handled.

C.               There are many circumstances that might cause the Adviser to vote against an issuer’s board of directors or “management” proposal. These would include, among others, excessive compensation, unusual management stock options, preferential voting and poison pills. The portfolio managers decide these issues on a case-by-case basis.

D.              A portfolio manager may determine to take no action on a proxy or a specific proxy item and not submit a vote when he or she concludes that the potential benefit of voting is outweighed by the cost, or when it is not in the client account’s best interest to vote.

Conflicts of Interest

The Adviser will identify any conflicts that exist between the interests of the Adviser and the client by reviewing the relationship of the Adviser with the issuer of each security to determine if the Adviser or any of its Supervised Persons has any financial, business or personal relationship with the issuer.

If a material conflict of interest exists, the CCO will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation. The Adviser will maintain a record of the voting resolution of any conflict of interest.

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Recordkeeping

The Designated Supervisor shall retain the following proxy records in accordance with the SEC’s five-year retention requirement.

●	These policies and procedures and any amendments;

●	A record of each vote that the Adviser casts;

●	Any document the Adviser created that was material to making a decision on how to vote proxies, or that memorializes that decision including periodic reports to the CCO or proxy committee, if applicable.

A copy of each written request from a client for information on how the Adviser voted such client’s proxies, and a copy of any written response.

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Goose Hollow Tactical Allocation ETF

GHTA

PROSPECTUS

February 1, 2024

Advised by: Goose Hollow Capital Management LLC 82 North Summit Street, Suite 2B Tenafly, NJ 07670

www.gham.co	(866) 898-6447

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the Fund are primarily listed on CBOE BZX Exchange, Inc.

i

FUND SUMMARY: GOOSE HOLLOW TACTICAL ALLOCATION ETF

Investment Objectives:

Goose Hollow Tactical Allocation ETF (the “Fund”) seeks to provide total return.

Fees and Expenses of the Fund:

This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy, sell, and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.54%
Acquired Fund Fees and Expenses(1)	0.22%
Total Annual Fund Operating Expenses	1.61%
Fee Waiver and Reimbursement (2)	(0.40)%
Total Annual Fund Operating Expenses After Fee Waiver	1.21%

(1)	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(2)	The adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2025 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) portfolio transaction and other investment-related costs (including brokerage fees and commissions), (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the advisor)) will not exceed 0.99%. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance. This expense limitation agreement may be terminated at any time, by the Board upon sixty days written notice to the adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 years
$123	$469	$838	$1,877

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PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. For the fiscal period ended September 30, 2023, the Fund had a portfolio turnover of 450%.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund is an actively managed exchange traded funds (“ETF”) that seeks to achieve its investment objective by investing in a combination of equity and fixed income ETFs (“Underlying Funds”). The Underlying Funds in which the Fund invests each primarily invest in (1) U.S. common, preferred, or convertible stocks, (2) foreign common, preferred, or convertible stocks, (3) emerging market common, preferred, or convertible stocks, (4) U.S. fixed income securities, (5) real estate investment trusts, (6) master-limited partnerships, and (7) agency and mortgage-backed securities. Underlying Funds that invest in equity securities may do so without regard to market capitalization and may invest in American Depositary Receipts (“ADRs”). Fixed income Underlying Funds may invest in non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency. The Fund may invest in individual equity securities without regard to capitalization and individual bonds from issuers of any credit quality or maturity, including high yield or “junk” bonds. The adviser considers an emerging market country to include any country that is (1) generally recognized to be an emerging market country by the international financial community, including the World Bank; (2) classified by the United Nations as a developing country; or (3) included in the MSCI Emerging Markets Index.

The Fund’s adviser invests the Fund’s assets in accordance with the following ranges:

Equity Securities	10%-80%
Fixed Income Securities	20%-90%

The Fund may hedge up to 20% of its portfolio by investing in futures contracts on equity indexes, U.S. and foreign sovereign bonds, commodities or volatility indexes. The Fund may purchase options on futures contracts and Underlying Equity ETFs.

The adviser utilizes rules-based, quantitative systems combined with discretionary analysis to measure market risk and select Underlying Funds to buy and sell for the Fund. The adviser adjusts the Fund’s equity and fixed income market exposure based upon robust analysis which is supported by proprietary models as necessary. These models may utilize factors including, but not limited to, momentum and trend (e.g., price return), market structure (e.g., liquidity), volatility, cross-asset signals (e.g., correlation), seasonality, and fundamentals (e.g., earnings growth).

In pursuing the Fund’s investment objective, the adviser may engage in frequent trading of the Fund’s portfolio securities, resulting in a high portfolio turnover rate.

PRINCIPAL RISKS:

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

2

●	ADR Risk: ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

●	Asset-Backed and Mortgage Backed Securities Risk: When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

●	Commodities Futures Contract Risk: The Fund invests in commodities futures contracts that may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions. No purchase price is paid or received on the purchase or sale of a futures contract. Instead, an amount of cash or cash equivalents must be deposited with the broker as “initial margin.”

●	Convertible Securities Risk: Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

●	Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

●	ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

3

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

●	Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

●	Foreign Securities Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

●	Futures Risk: The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

●	Hedging Risk: If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund's investment return, or create a loss.

4

●	High Yield Bond Risk: Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk: The adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that adviser’s investment strategy will produce the desired results, causing losses for the Fund.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

●	MLP and MLP Securities Related Risk: Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

5

●	Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs. Such transactional and brokerage costs have a negative effect on Fund performance. Frequent trading may result in the Fund realizing more short-term capital gains than other funds.

●	Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

●	Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

●	REIT Risk: The Fund may invest in REITs. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

●	Small and Medium Capitalization Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

●	Sovereign Bond Futures Risk: Sovereign bond futures contracts provide for the delivery upon maturity of one Sovereign Bond among a basket of eligible-to-deliver Sovereign Bonds. The price, yield and modified duration of each eligible-to-deliver Sovereign bond under the relevant sovereign bond futures contract, and which sovereign bond is cheapest to deliver, may change unpredictably, affecting the value of the relevant sovereign bond futures contract and, consequently, the value of your shares in unforeseeable ways.

●	Volatility Futures Contract Risk: The Fund may hedge risk by investing in futures contracts on equity volatility indexes. Future contracts on equity volatility indexes can be highly volatile compared to investments in traditional securities and the Fund may experience large losses. In particular, trading in in VIX futures contracts have been very volatile and can be expected to be very volatile in the future. High volatility may have an adverse impact on the Fund beyond the impact of any performance-based losses.

6

Performance:

The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (866) 898-6447 and may also be available at www.gham.co.

Performance Bar Chart

Best quarter:	12/31/2022	11.73%
Worst quarter:	6/30/2022	-11.49%

The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2023, was 13.85]%.

7

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2023)

	One Year	Since Inception (since 11/16/21)
Return Before Taxes	13.85%	6.97%
Return After Taxes on Distributions	12.78%	6.36%
Return After Taxes on Distributions and Sale of Fund Shares	8.19%	5.10%
60% MSCI World Index and 40% Bloomberg U.S. Aggregate Bond Index(1)(2)	16.62%	-0.77%

(1)	The MSCI World Index is a broad global equity index that represents the performance of large and mid-cap companies in 23 developed markets around the world. The index covers approximately 85% of the free float-adjusted market capitalization in each country represented. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
(2)	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Adviser: Goose Hollow Capital Management LLC.

Portfolio Manager: Krishna Kumar has served as the Fund’s portfolio manager since October 2021.

Purchase and Sale of Fund Shares: The Fund will issue and redeem Shares at net asset value per Share (“NAV”) only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on CBOE BZX Exchange, Inc. (the “Exchange”) and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan. If you are investing through a tax-free plan, you will be taxed upon withdrawal from your account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

8

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVES

The Fund seeks to provide total return. The Collaborative Investment Series Trust Board of Trustees (the “Board”) may change the Fund’s investment objective upon 60 days’ written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange traded funds (“ETF”) that seeks to achieve its investment objective by investing in a combination of equity and fixed income ETFs (“Underlying Funds”). The Underlying Funds in which the Fund invests each primarily invest in (1) U.S. common, preferred, or convertible stocks, (2) foreign common, preferred, or convertible stocks, (3) emerging market common, preferred, or convertible stocks, (4) U.S. fixed income securities, (5) real estate investment trusts, (6) master-limited partnerships, and (7) agency and mortgage-backed securities. Underlying Funds that invest in equity securities may do so without regard to market capitalization and may invest in American Depositary Receipts (“ADRs”). Fixed income Underlying Funds may invest in non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency. The Fund may invest in individual equity securities without regard to capitalization and individual bonds from issuers of any credit quality or maturity, including high yield or “junk” bonds. The adviser considers an emerging market country to include any country that is (1) generally recognized to be an emerging market country by the international financial community, including the World Bank; (2) classified by the United Nations as a developing country; or (3) included in the MSCI Emerging Markets Index.

The Fund’s adviser invests the Fund’s assets in accordance with the following ranges:

Equity Securities	10%-80%
Fixed Income Securities	20%-90%

The Fund may hedge up to 20% of its portfolio by investing in a combination of options and futures contracts on equity indexes, bonds, commodities or volatility indexes.

The adviser utilizes rules-based, quantitative systems combined with discretionary analysis to measure market risk and select Underlying Funds to buy and sell for the Fund. The adviser adjusts the Fund’s equity and fixed income market exposure based upon robust analysis which is supported by proprietary models as necessary. These models may utilize factors including, but not limited to, momentum and trend (e.g., price return), market structure (e.g., liquidity), volatility, cross-asset signals (e.g., correlation), seasonality, and fundamentals (e.g., earnings growth).

In pursuing the Fund’s investment objective, the adviser may engage in frequent trading of the Fund’s portfolio securities, resulting in a high portfolio turnover rate.

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PRINCIPAL INVESTMENT RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Fund. The following risks could adversely affect the net asset value, total return and the value of the Fund and your investment. The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in the Fund’s Summary section of this Prospectus.

Asset-Backed and Mortgage-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund’s adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset backed securities may be secured by pools of loans, such as student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities may decline and, therefore, may not be adequate to cover underlying investors. Mortgage-backed securities and other securities issued by participants in housing and commercial real estate finance, as well as other real estate-related markets have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, the Fund may be more susceptible to risk factors affecting such types of securities.

ADR Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. In addition to the risks of investing in foreign securities discussed below, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR, or selling them quickly and efficiently at the prices at which they have been valued. In a sponsored ADR arrangement, the foreign company assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign company assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the foreign company, available information concerning the foreign company may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading. Certain ADRs are not listed on an exchange and therefore may be considered to be illiquid.

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Commodities Futures Contract Risk: The Fund invests in commodities futures contracts that may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Convertible Securities Risk: Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price likely increases when interest rates fall and decreases when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Emerging Markets Risk: The Fund may invest in countries with newly organized or less developed securities markets. Investments in emerging markets typically involves greater risks than investing in more developed markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on PCAOB inspection, investigation, and enforcement. Therefore, the availability and reliability of information, particularly financial information, material to an investment decision in emerging market companies may be limited in scope and reliability as compared to information provided by U.S. companies. Emerging market economies may be based on only a few industries. As a result, security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of securities markets in emerging market countries and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to meet cash obligations or take advantage of other investment opportunities.

ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

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●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Fixed Income Securities Risk: Fixed income risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early or later than expected, potentially reducing the amount of interest payments or extending time to principal repayment). These risks could affect the value of a particular investment possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments. When the Fund invests in fixed income securities the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. Generally, these changing market conditions may cause the Fund’s share price to fluctuate or decline more than other types of equity investments.

Foreign Securities Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign companies, particularly in less developed markets, could be affected by other factors not present in the U.S., including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. As a result, the Fund may be exposed to greater risk and will be more dependent on the adviser's ability to assess such risk than if the Fund invested solely in the U.S. or more developed foreign markets.

Futures Risk: The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

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Hedging Risk: If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund's investment return, or create a loss.

High Yield Securities: Lower-quality bonds, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund's share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds (liquidity risk). Such securities may also include "Rule 144A" securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund's share price.

Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Management Risk: The adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s investment strategy will produce the desired results.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, climate change and climate-related events, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The coronavirus (COVID-19) global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

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MLP and MLP Securities Risk: Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs. Such transactional and brokerage costs have a negative effect on Fund performance. Frequent trading may result in the Fund realizing more short-term capital gains than other funds.

Preferred Stock Risk: The Funds may invest in preferred stocks. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices.

Options Risk: The Fund may lose the entire put option premium paid if the underlying security does not decrease in value at expiration. Put options may not be an effective hedge because they may have imperfect correlation to the value of the Fund's portfolio securities. Purchased put options may decline in value due to changes in price of the underlying security, passage of time and changes in volatility. Written call and put options may limit the Fund's participation in equity market gains and may magnify the losses if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund will incur a loss as a result of a written options (also known as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position.

REIT Risk: The Fund’s investments in REITs may subject the fund to the following additional risks: declines in the value of real estate, changes in interest rates, lack of available mortgage funds or other limits on obtaining capital, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws and regulations, casualty or condemnation losses and tax consequences of the failure of a REIT to comply with tax law requirements. The Fund will bear a proportionate share of the REIT’s ongoing operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund.

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Small and Medium Capitalization Stock Risk: The stocks of small and medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Sovereign Bond Futures Risk: Sovereign bond futures contracts provide for the delivery upon maturity of one sovereign bond among a basket of eligible-to-deliver sovereign bonds. The price, yield and modified duration of each eligible-to-deliver sovereign bond under the relevant sovereign bond futures contract, and which sovereign bond is cheapest to deliver, may change unpredictably, affecting the value of the relevant sovereign bond futures contract and, consequently, the value of your shares in unforeseeable ways.

Volatility Futures Contract Risk: The Fund may hedge risk by investing in futures contracts on equity volatility indexes. Future contracts on equity volatility indexes can be highly volatile compared to investments in traditional securities and the Fund may experience large losses. In particular, trading in in VIX futures contracts have been very volatile and can be expected to be very volatile in the future. High volatility may have an adverse impact on the Fund beyond the impact of any performance-based losses.

Temporary Investments: To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities. While the Fund is in a defensive position, the Fund may not achieve its investment objective. Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds' advisory fees and operational fees. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure: A description of the Fund's policies and regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information (“SAI”).

Cybersecurity: The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and their service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

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Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT OF THE FUND

Investment Adviser

Goose Hollow Capital Management LLC, located at 82 North Summit Street, Suite 2B Tenafly, NJ 07670, serves as investment adviser to the Fund. Subject to the authority of the Board, the adviser is responsible for the overall management of the Fund’s business affairs. The adviser is responsible for selecting the Fund’s investments according to the Fund’s investment objective, policies, and restrictions.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Fund pays the adviser, on a monthly basis, an annual advisory fee of 0.85% of the Fund’s average daily net assets. A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement is available in the Fund’s annual shareholder report dated September 30, 2023. For the fiscal year ended September 30, 2023, the Fund paid the Adviser (net of fee waivers) 0.35% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2025 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (vii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%. This expense limitation agreement may be terminated at any time, by the Board upon sixty days written notice to the adviser. The expense limitation agreement will automatically terminate if the Investment Advisory Agreement is terminated.

Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.

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Portfolio Manager

Krishna Kumar is responsible for the day-to-day management of the Fund. Prior to founding the adviser, Mr. Kumar served as a derivatives trader with MKP Capital from 2016 to 2018. Mr. Kumar earned an undergraduate degree in mathematics from Sri Sathya Sai University in 1996 and a graduate degree in computational finance from Oregon Graduate Institute in 2002.

The Fund’s SAI provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager, and the portfolio managers' ownership of Fund shares.

NET ASSET VALUE

The net asset value ("NAV") and offering price (NAV plus any applicable sales charges) of each class of shares is determined as of the close of the Exchange (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business (the “Valuation Time”). NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The Exchange is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the Exchange on that day.

The Fund’s securities or other investment assets for which market quotations are readily available will be valued at current market value based upon such market quotations as of the Valuation Time. The Fund may use independent pricing agents to provide current market values. Generally, a Fund's securities are valued each day at the last quoted sales price on each security's primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with procedures approved by the Board. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to the Adviser as the “Valuation Designee”. The Adviser may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

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The Fund may use independent pricing services to assist in calculating the value of the Fund's securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund. The Fund may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the value of the Fund's portfolio may change on days when you may not be able to buy or sell Fund shares. In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the Exchange. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in a Fund's portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the securities will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies that are registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of the registered open-end management investment companies in which the Fund invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Premium/Discount Information

Most investors will buy and sell Shares of the Fund in secondary market transactions through brokers at market prices and the Fund’s Shares will trade at market prices. The market price of Shares of the Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

Information regarding how often the Shares of the Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at www.gham.co.

HOW TO BUY AND SELL SHARES

Shares of the Fund will be listed for trading on the Exchange under the symbol GHTA. Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and Shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Authorized Participants that have entered into contracts with the Fund’s distributor may acquire Shares directly from the Fund, and Authorized Participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in large blocks, or Creation Units, of 25,000 Shares. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Share Trading Prices

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for Shares of the Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share of the Fund because the approximate value may not take into account certain Fund expenses and may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares, and the Fund does not make any warranty as to the accuracy of these values.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

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FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants who have entered into agreements with the Fund’s distributor. The vast majority of trading in the Fund’s Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by Authorized Participants is critical to ensuring that the Fund’s Shares trade at or close to NAV. The Fund also employ fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund impose transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

DISTRIBUTION AND SERVICE PLAN

The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and will not be paid by the Fund unless authorized by the Board. There are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Unlike interests in conventional mutual funds, which typically are bought and sold from and to the fund only at closing NAVs, the Fund’s Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

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Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

●	The Fund makes distributions,
●	You sell your Shares listed on the Exchange, and
●	You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid annually by the Fund. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that the Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to federal income tax for non-corporate shareholders who satisfy those restrictions with respect to their Fund shares at the rate for net capital gain -- a maximum of 15% for taxable years beginning before 2013. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends each Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations -- subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional Shares of the Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional Shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

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By law, the Fund is required to withhold 28% of your distributions and redemption proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses from sales of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An Authorized Participant that exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the Shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price. See “Tax Status” in the SAI for a description of the newly effective requirement regarding basis determination methods applicable to Share redemptions and the Fund’s obligation to report basis information to the Service.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Shares under all applicable tax laws. See “Tax Status” in the SAI for more information.

FUND SERVICE PROVIDERS

Collaborative Fund Services, LLC serves as the administrator to the Trust (the “Administrator”), which has its principal office at 500 Damonte Ranch, Parkway Building 700, Unit 700, Reno, NV 89521.

Citi Fund Services Ohio, Inc. is the Fund’s sub-administrator and fund accountant.  It has its principal office at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, and is primarily in the business of providing administrative, fund accounting and regulatory filing services to retail and institutional mutual funds.

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Citibank N.A., is the Fund’s custodian. It has its principal office at 388 Greenwich Street, New York, NY 10048.

ACA Foreside Fund Services, LLC (the “Distributor”), located at Three Canal Plaza, Suite 100, Portland, ME 04101, is the distributor for the shares of the Fund.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, serves as legal counsel to the Trust.

Cohen & Company, Ltd., located at 342 North Water Street, Suite 830, Milwaukee, WI 53202 serves as the Fund’s independent registered public accounting firm.  The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

Other INFORMATION

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

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Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

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FINANCIAL HIGHLIGHTS

	Goose Hollow Tactical Allocation ETF
	Year Ended September 30, 2023	November 16, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$22.25	$24.63

Net Investment Income (Loss)(b)	0.55	0.06

Net Realized and Unrealized Gains
(Losses) on Investments	2.58(c)	(2.34)
Total from Investment Activities	3.13	(2.28)

Distributions from Net Investment Income	(0.06)	(0.10)
Distributions from Net Realized Gains on Investments	(0.04)	—
Total Distributions	(0.10)	(0.10)

Net Asset Value, End of Period	$25.28	$22.25
Net Assets at End of Period (000’s)	$41,080	$10,569

Total Return at NAV(d)(e)	14.05%	(9.30)%
Total Return at Market(e)(f)	14.06%	(9.29)%

Ratio of Net Expenses to Average Net Assets(g)(h)	0.89%	0.84%
Ratio of Gross Expenses to Average Net Assets(g)(h)(i)	1.39%	3.51%
Ratio of Net Investment Income (Loss) to Average Net Assets(g)(j)	2.12%	0.28%
Portfolio Turnover(e)(k)	450%	392%

(a)       Commencement of operations.

(b)       Calculated based on average shares method.

(c)       Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)       Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)       Not annualized for periods less than one year.

(f)        Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(g)       Annualized for periods less than one year.

(h)       Excludes expenses of the investment companies in which the Fund invests.

(i)        If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(j)        Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(k)       Excludes the impact of in-kind transactions.

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PRIVACY NOTICE

Collaborative Investment Series Trust

Rev. November 2017

FACTS	WHAT DOES COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Collaborative Investment Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

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Collaborative Investment Series Trust

What we do:
How does Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Collaborative Investment Series Trust does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●     Collaborative Investment Series Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Collaborative Investment Series Trust doesn’t jointly market.

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Adviser	Goose Hollow Capital Management LLC 82 North Summit Street, Suite 2B Tenafly, NJ 07670
Distributor	ACA Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101
Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215
Custodian	Citibank, N.A. 388 Greenwich Street New York, NY 10048
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 342 North Water Street, Suite 830, Milwaukee, WI 53202

Additional information about the Fund, including the Fund’s policies and procedures with respect to disclosure of the Fund's portfolio holdings, is included in the Fund’s SAI. The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Fund’s policies and management. Additional information about the Fund’s investments will also available in the Fund’s Annual and Semi-Annual Reports to Shareholders.

To obtain a free copy of the SAI or other information about the Fund, or to make shareholder inquiries about the Fund, please call (866) 898-6447.

Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File #811-23306

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Goose Hollow Tactical Allocation ETF

Ticker Symbol: GHTA

a series of Collaborative Investment Series Trust

STATEMENT OF ADDITIONAL INFORMATION

February 1, 2024

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus of the Goose Hollow Tactical Allocation ETF (the "Fund) dated February 1, 2024. The Fund’s Prospectus is hereby incorporated by reference, which means it is legally part of this document. You can obtain copies of the Fund’s Prospectus, annual or semiannual reports without charge by contacting the Fund’s Distributor, ACA Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04191 or by calling (866) 898-6447. You may also obtain a Prospectus by visiting the website at www.gham.co.

i

THE FUND

The Fund is a diversified series of Collaborative Investment Series Trust, a Delaware statutory trust organized on July 26, 2017 (the "Trust"). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the "Board" or "Trustees").

The Fund may issue an unlimited number of shares of beneficial interest. All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by such Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Fund’s investment objectives, restrictions and policies are more fully described here and in the Prospectus. The Board may start other series and offer shares of a new fund under the Trust at any time. The Board may start other series and offer shares of a new fund under the Trust at any time. The Fund is an exchange-traded fund, which is a registered open-end management company that issues (and redeems) creation units (“Creation Units”) to (and from) authorized participants (“Authorized Participants”) in exchange for a basket and a cash balancing amount (if any) and the shares of which are listed on a national securities exchange and traded at market-determined prices. An Authorized Participant is a financial institution that is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the financial institution to place orders for the purchase and redemption of Creation Units. Creation Units are a specified number of the Fund’s shares (e.g., 25,000) that the Fund will issue to (or redeem from) an Authorized Participant in exchange for the deposit (or delivery) of a basket and a cash balancing amount if any.

The Fund issues and redeems Creation Units principally in exchange for an in-kind deposit of a basket of designated securities (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee.  The Fund is expected to be approved for listing, subject to notice of issuance, on CBOE BZX Exchange, Inc. (the "Exchange").  Shares will trade on the Exchange at market prices that may be below, at, or above NAV.  In the event of the liquidation of the Fund, a share split, reverse split or the like, the Trust may revise the number of Shares in a Creation Unit.

The Fund reserves the right to offer creations and redemptions of Shares for cash.  In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 115% of the market value of the missing Deposit Securities.  In each instance of such cash creations or redemptions, transaction fees, may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.  See PURCHASE, REDEMPTION AND PRICING OF SHARES below.

TYPES OF INVESTMENTS

The investment objective of the Fund and the descriptions of the Fund’s principal investment strategies are set forth under "Investment Objective” and Principal Investment Strategies” in the Prospectus. The Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust.

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The following pages contain more detailed information about the types of instruments in which the Fund may invest directly or indirectly as a principal or non-principal investment strategy. These instruments include other investment companies and strategies Goose Hollow Capital Management LLC (the “Adviser”) employs in pursuit of the Fund’s investment objective and a summary of related risks.

Securities of Other Investment Companies

The Fund’s investments in ETFs and mutual funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in such underlying funds. Due to legal limitations, the Fund will be prevented from: 1) purchasing more than 3% of an investment company's (including ETFs) outstanding shares; 2) investing more than 5% of the Fund’s assets in any single such investment company, and 3) investing more than 10% of the Fund’s assets in investment companies overall; unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission ("SEC"); and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired underlying fund) does not exceed the limits on sales loads established by Financial Industry Regulatory Authority (“FINRA”) for funds of funds. In addition to ETFs, the Fund may invest in other investment companies such as open-end mutual funds or exchange-traded funds, within the limitations described above. Each investment company is subject to specific risks, depending on the nature of the Fund. Underlying ETFs and mutual funds may employ leverage, which magnifies the changes in the underlying stock or other index upon which they are based.

Open-End Investment Companies

The Fund and any "affiliated persons," as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any underlying fund. Accordingly, when affiliated persons hold shares of any of the underlying fund, the Fund’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference. The 1940 Act also provides that an underlying fund whose shares are purchased by the Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund’s outstanding securities during any period of less than 30 days. Shares held by the Fund in excess of 1% of an underlying fund’s outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Fund’s total assets.

Under certain circumstances an underlying fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying fund(s) are made independently of the Fund and the Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose.

2

Exchange Traded Funds (“ETFs”)

ETFs are generally passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and typically provide the investor with diversification, cost and tax efficiency, liquidity, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”). Under certain circumstances, the adviser may invest in ETFs, known as "inverse funds," which are designed to produce results opposite to market trends. Inverse ETFs are funds designed to rise in price when stock prices are falling.

ETFs typically have two markets. The primary market is where institutions swap "creation units" in block-multiples of, for example, 50,000 shares for in-kind securities and cash. Unlike mutual funds, the primary market for ETFs exists between the Fund and Authorized Participants. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded at net asset value (“NAV”), which is calculated at the end of a trading day. ETFs share many similar risks with open-end and closed-end funds.

Foreign Securities

Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries.  Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Short Sales

The Fund may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

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When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian. A short sale is "against the box" to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Swap Agreements

The Fund may enter into swap agreements for purposes of attempting to gain exposure to equity, debt, commodities or other asset markets without actually purchasing those assets, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. The Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer or group of issuers) and may use credit default swaps to take an active long or short position with respect to the likelihood of a particular issuer's or group of issuers default.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

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The Fund may enter into a swap agreement in circumstances where the Adviser believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.

Equity Securities

Equity securities include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred Stock

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

A fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

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Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Real Estate Investment Trusts

The Fund may invest in securities of real estate investment trusts ("REITs"). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as "Equity REITs", "Mortgage REITs" and "Hybrid REITs." An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

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Warrants

Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Depositary Receipts

Sponsored and unsponsored American Depositary Receipts ("ADRs"), are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Exchange Traded Notes (“ETNs”)

ETNs are typically unsecured and unsubordinated notes. ETN returns are based upon the performance of one or more underlying indicators and typically, no periodic coupon payments are distributed and no principal protections exists, even at maturity.  ETNs are listed on an exchange and traded in the secondary market. An ETN can be held until maturity, at which time the issuer pays the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. Because fees reduce the amount of return at maturity or upon redemption, if the value of the underlying indicator decreases or does not increase significantly, the Fund may receive less than the principal amount of its investment at maturity or upon redemption. In addition, the value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying indicator, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the underlying indicator. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. A decision by the Fund to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.

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Emerging Markets Securities

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Certificates of Deposit and Bankers' Acceptances

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may be secured by letters of credit, a surety bond or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

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Information on Time Deposits and Variable Rate Notes

Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

The commercial paper obligations are typically unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund and the issuer. It permits daily changes in the amounts invested. The Fund, typically, has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct investment arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund’s investment restriction on illiquid securities unless such notes can be put back to the issuer (redeemed) on demand within seven days.

Insured Bank Obligations

The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $250,000. The Fund may elect to purchase bank obligations in small amounts so as to be fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Closed-End Investment Companies

The Fund may invest its assets in closed-end investment companies (or "closed-end funds"), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") or, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

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The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the NAV per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined NAV but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their NAV.

The Fund may invest in shares of closed-end funds that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and NAV than an investment in shares of investment companies without a leveraged capital structure.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

United States Government Agencies

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("Ginnie Mae"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit Banks, the Federal National Mortgage Association ("Fannie Mae"), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association).

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Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues PCs, which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the "FHFA") announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

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Securities Options

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100®. Indices may also be based on an industry or market segment, such as the NYSE Arca Oil Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange and the NASDAQ PHLX.

The Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

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Certain Risks Regarding Options

There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

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Cover for Options Positions

Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (i) an offsetting ("covered") position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Fund will comply with SEC guidelines regarding cover for these instruments.

Assets used as cover cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options on Futures Contracts

The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options

The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, it may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets while it is obligated under the option. This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

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The Staff of the SEC has taken the position that purchased dealer options are illiquid investments. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund’s limitation on illiquid investments. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

Covered Calls and Covered Puts

The Fund may write (sell) covered call options and covered put options and purchase call and put options. The purpose of engaging in covered call and covered put transactions is to reduce the effect of price fluctuations of the securities owned by the Fund (and involved in the options) on the Fund's NAV per share and to generate additional revenues.

A covered call option is an option sold on a security owned by the seller of the option in exchange for a premium. A call option gives the purchaser of the option the right to buy the underlying securities at the exercise price during the option period. If the option is exercised by the purchaser during the option period, the seller is required to deliver the underlying security against payment of the exercise price. The seller's obligation terminates upon expiration of the option period or when the seller executes a closing purchase transaction with respect to such option. Call options on securities which the Fund sells (writes) will be covered or secured, which means that the Fund will own the underlying security When the Fund writes a covered call option, it profits from the premium paid by the buyer but gives up the opportunity to profit from an increase in the value of the underlying security above the exercise price. At the same time, the seller retains the risk of loss from a decline in the value of the underlying security during the option period. Although the seller may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the seller if such an option expires unexercised, the seller realizes a gain equal to the premium received. Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period. If an option is exercised, the exercise price, the premium received, and the market value of the underlying security determine the gain or loss realized by the seller.

When the Fund sells a covered put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. The value of the deposited securities is equal to or greater than the exercise price of the underlying security. The value of the deposited securities is marked to market daily. The obligation of the Fund is terminated when the purchaser exercises the put option, when the option expires or when a closing purchase transaction is effected by the Fund. The Fund's gain on the sale of a put option is limited to the premium received plus interest earned. The Fund's potential loss on a put option is determined by taking into consideration the exercise price of the option, the market price of the underlying security when the put is exercised, the premium received and interest earned. Although the Fund risks a substantial loss if the price of the security on which it has sold a put option drops suddenly, it can protect itself against serious loss by entering into a closing purchase transaction. The degree of loss will depend upon the Fund's ability to detect the movement in the security's price and to execute a closing transaction at the appropriate time.

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The Fund will write options on such portion of its portfolio as management determines is appropriate in seeking to attain the relevant Fund's objective. The Fund will write options when management believes that a liquid secondary market will exist on a national securities exchange for options of the same series so that the Fund can effect a closing purchase transaction if it desires to close out its position. Consistent with the investment policies of the Fund, a closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called or to permit the sale of the underlying security. Effecting a closing purchase transaction will permit the Fund to write another option on the underlying security with either a different exercise price or expiration date or both.

The Fund may purchase put options to protect against declines in the market value of portfolio securities or to attempt to retain unrealized gains in the value of portfolio securities. Put options might also be purchased to facilitate the sale of portfolio securities. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. Upon the purchase of the securities, the Fund would normally terminate the call position. The purchase of both put and call options involves the risk of loss of all or part of the premium paid. If the price of the underlying security does not rise (in the case of a call) or drop (in the case of a put) by an amount at least equal to the premium paid for the option contract, the Fund will experience a loss on the option contract equal to the deficiency.

Spread Transactions

The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Repurchase Agreements

The Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the "underlying security") from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be "fully collateralized," in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

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Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid investments. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Trading in Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time.

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For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

When-Issued, Forward Commitments and Delayed Settlements

The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid Investments and Restricted Securities

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act")) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid investments may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid investments promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by NASDAQ.

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Under guidelines adopted by the Board, the Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organizations ("NRSROs") or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Fund’s assets invested in illiquid investments if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.

Regulation as a Commodity Pool Operator

The Adviser, on behalf of the Fund, has filed with the National Futures Association, a notice claiming an exemption from the definition of the term "commodity pool operator" in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”), as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Fund’s operations. Accordingly, the Fund is not subject, nor will they be subject, to registration or regulation as a commodity pool operator under the CEA.

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TEMPORARY DEFENSIVE POSITION

To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities. While the Fund is in a defensive position, the Fund may not achieve its investment objective.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Fund, which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:

1. Issue senior securities, except as otherwise permitted under the 1940 Act, and the rules and regulations promulgated thereunder;

2. Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions;

3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities);

4. Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts);

5. Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry or group of industries. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.);

6. Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities; or

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7. Make loans to others, except that the Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and sub-participations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, (v) enter into transactions where each loan is represented by a note executed by the borrower, and (vi) make time deposits with financial institutions and invest in instruments issued by financial institutions. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

If a restriction on the Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments of the Fund’s investment portfolio, resulting from changes in the value of the Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

With respect to fundamental investment limitation 2 above, if the Fund’s asset coverage falls below 300%, the Fund will reduce borrowing within 3 days in order to ensure that the Fund has 300% asset coverage.

With respect to Fundamental Investment Restriction #5, if the Fund invests in one or more investment companies that concentrates its investments in a particular industry, the Fund will examine its other investment company holdings to ensure that the Fund is not indirectly concentrating its investments in a particular industry.

Although fundamental investment restriction #7 reserves for the Fund the ability to make loans, there is no present intent to loan money or portfolio securities and additional disclosure will be provided if such a strategy is implemented in the future.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted a policy regarding the disclosure of information about the Fund's portfolio holdings. The Fund and its service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or any affiliated person of the Adviser) in connection with the disclosure of portfolio holdings information of the Fund. The Trust’s policy is implemented and overseen by the Chief Compliance Officer of the Trust, subject to the oversight of the Board. Periodic reports regarding these procedures will be provided to the Board. The Trust, the Adviser and the Distributor will not disseminate non-public information concerning the Trust. The Board must approve all material amendments to this policy.

Each business day, the Fund’s portfolio holdings information will generally be provided for dissemination through the facilities of the National Securities Clearing Corporation ("NSCC") and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants (as defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings as of the next Business Day. Access to information concerning the Fund's portfolio holdings may be permitted to personnel of third party service providers, including the Fund’s custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers' agreements with the Trust on behalf of the Fund.

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The Fund discloses on the Adviser’s website at www.gham.co at the start of each Business Day a table/chart showing the number of days the Fund’s shares traded at a premium or discount during the most recently completed calendar year and calendar quarters of the current year; in certain instances disclosure that the premium or discount was greater than 2% along with a discussion of the factors that materially contributed to the premium or discount; and median bid-ask spread over the most recent thirty calendar days.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund's portfolio holdings with the SEC on Form N-PORT. The Trust will also disclose a complete schedule of the Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters.

Form N-PORT and Form N-CSR for the Fund will be available on the SEC's website at www.sec.gov. The Fund’s Form N-PORT and Form N-CSR will be available without charge, upon request, by calling (866) 898-6447.

The Adviser. Personnel of the Adviser, including personnel responsible for managing the Fund’s portfolio, may have full daily access to the Fund’s portfolio holdings since that information is necessary in order for the Adviser to provide its management, administrative, and investment services to the Fund. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, as demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

Collaborative Fund Services, LLC. is the Fund’s administrator. Its personnel have daily access to the Fund’s portfolio holdings in order to provide the agreed upon-services to the Trust.

Citi Fund Services Ohio, Inc. is the Fund’s accountant and sub-administrator; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Citibank N.A. is custodian for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Cohen & Company, Ltd. is the Fund’s independent registered public accounting firm; therefore, its personnel have access to the Fund’s portfolio holdings in connection with auditing the Fund’s annual financial statements and providing assistance and consultation in connection with SEC filings.

Thompson Hine LLP is counsel to the Trust; therefore, its personnel have access to the Fund’s portfolio holdings in connection with review of the Fund’s annual and semi-annual shareholder reports and SEC filings.

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Additions to List of Approved Recipients

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Fund’s portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Fund, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

Compliance with Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Fund’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust's policies on disclosure of portfolio holdings will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust's By-laws (the "Governing Documents"), which have been filed with the Securities and Exchange Commission and are available upon request. The Board consists of five individuals, four of whom are not "interested persons" (as defined under the 1940 Act) of the Trust or any investment adviser to any series of the Trust ("Independent Trustees"). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by Greg Skidmore as Chairman and President of the Trust. Mr. Skidmore is considered an “Interested” Trustee as defined in the 1940 Act, because of his ownership interest in Collaborative Fund Services, LLC (“CFS”). CFS provides administrative services to the Trust. The Board is comprised of Mr. Skidmore and four other Trustees, none of whom are an interested person (“Independent Trustees”). The Independent Trustees have not selected a Lead Independent Trustee. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, and, more generally, in-practice (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Generally, the Trust believes it best to have a single leader who is seen by shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman together with the Audit Committee and the full Board, provide effective leadership that is in the best interests of the Trust and a Fund’s shareholders because of the Board’s collective business acumen and understanding of the regulatory framework under which investment companies must operate.

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Board Risk Oversight

The Board of Trustees is comprised of Gregory Skidmore, an Interested Trustee, and four Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Gregory Skidmore – Interested Trustee – Mr. Skidmore has fifteen years of financial industry experience, holds a series 65 license, and possesses a strong understanding of the regulatory framework under which investment companies operate. He graduated from Connecticut College in 1999 with a Bachelor of Arts in Economics and History.

Dean Drulias Esq. – Independent Trustee – Mr. Drulias has been a practicing attorney for over thirty years. He has extensive experience and possesses a strong understanding of the regulatory framework under which financial entities must operate. Additionally, he is well versed in corporate and transactional law.

Shawn Orser – Independent Trustee – Mr. Orser has over ten years’ experience in the financial services industry, spanning from Merrill Lynch to the hedge fund industry. Mr. Orser holds a FINRA Series 7, Series 63, Series 55, and Series 66 licenses. He has a Bachelor of Science in Finance from Syracuse University.

Fredrick Stoleru – Independent Trustee – Mr. Stoleru has over two decades of financial industry experience, holds both FINRA Series 7 and Series 63 licenses, and has a Master’s degree in Business Administration from Georgetown University. Like other trustees, his experience has given him a strong understanding of the regulatory framework under which investment companies operate.

Ronald Young Jr. – Independent Trustee - Mr. Young currently serves as the President of Young Consulting, LLC, a corporation that provides business consulting. He also, currently serves as President of Tri-State LED, a corporation that provides comprehensive LED lighting solutions. Previously, he co-founded and served as the managing partner for a diversified private equity capital firm and real estate development company.

The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes the Board highly effective.

The following tables provide information about Board and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Fund’s most recent fiscal year end), present position(s) held with the Trust, term of office and length of time served and principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o Collaborative Fund Services, LLC, 500 Damonte Ranch, Parkway Building 700, Unit 700, Reno, NV 89521. Unless otherwise noted, each officer is elected annually by the Board.

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Name, Address and Year of Birth*	Position(s) held with the Funds	Term of Office/Length of Time Served**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships held by Trustee During the Past Five Years
Dean Drulias, Esq. Year of Birth: 1947	Trustee	Indefinite/November 2017 - Present	Attorney (self-employed) (since 2012).	16	Trustee for Belpointe PREP Manager, LLC
Shawn Orser Year of Birth: 1975	Trustee	Indefinite/November 2017 - Present	CEO, Seaside Advisory (6/2016-Present).	16	Trustee for Belpointe PREP Manager, LLC. 2021-present
Fredrick Stoleru Year of Birth: 1971	Trustee	Indefinite/November 2017 - Present	COO of Belpointe Prep, LLC since September 2022, Chief Executive Officer and President of Atlas Resources LLC since February 2017, Vice President and General Partner of Atlas Growth Partners, L.P. since 2013, Principal at Hepco Capital Management (2018-2022).	16	None
Ronald Young Jr. Year of Birth: 1974	None	Indefinite/March 2020 - Present	President - Young Consulting, Inc. (2008-Present); President – Tri State LED, Inc. (2010-Present).	16	Trustee for Belpointe PREP Manager, LLC. 2021-present

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Interested Trustees and Officers

Name, Address and Year of Birth*	Position(s) Held with the Funds	Term of Office/Length of Time Served**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Gregory Skidmore**** Year of Birth: 1976	Trustee and President	Indefinite/November 2017 - Present	President, Belpointe Asset Management, LLC since 2007.	16	None
Kyle R. Bubeck Year of Birth: 1955	Chief Compliance Officer	Since October 2021	President and Founder of Beacon Compliance Consulting, Inc. (since 2010).	N/A	N/A
William McCormick Year of Birth: 1964	Treasurer	Since October 2021	Senior Wealth Advisor – Belpointe Asset Management (since 2019); Wealth Advisor – Advisory Services Network (2016 to 2019).	N/A	N/A
Brad Rundbaken Year of Birth: 1970	Secretary	Since October 2021	Manager –Collaborative Fund Services, LLC (since 2018); Wealth Advisor – Belpointe Asset Management (2015 to 2018).	N/A	N/A

*The address for each Trustee and Officer listed is 500 Damonte Ranch Parkway Building 700, Unit 700, Reno, NV 89521.

** The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

*** As of February 1, 20243, the Trust was comprised of 16 active series. The term “Fund Complex” applies only to the Collaborative Investment Series Trust.

**** Mr. Skidmore is considered an “Interested Trustees” because of his ownership in the Trust’s administrator, Collaborative Fund Services, LLC.

Board Committees

Audit Committee

The Board has an Audit Committee that consists of Mr. Drulias, Mr. Stoleru, and Mr. Orser, each who are not "interested persons" of the Trust within the meaning of the 1940 Act. The Audit Committee's responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust's independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust's independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor's independence; and (v) considering the comments of the independent auditors and management's responses thereto with respect to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter.

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Each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will a fee based on the net assets of each Fund for his attendance at the regularly scheduled meetings of the Board, to be paid in arrears of each calendar quarter, as well as reimbursement for any reasonable expenses incurred.

None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees received from the Fund and the Trust during the fiscal year ended September 30, 2023. Each Independent Trustee is expected to attend all quarterly meetings during the year. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Estimated Aggregate Compensation from the Funds	Estimated Total Compensation From Funds and Fund Complex* Paid to Trustees
Gregory Skidmore	0	0
Dean Drulias	$1,200	$20,051.30
Shawn Orser	$1,200	$20,051.30
Fred Stoleru	$1,200	$20,051.30
Ronald Young Jr.	$1,200	$20,051.30

* The term “Fund Complex” refers to the active series of the Collaborative Investment Series Trust, and those series of the Trust active during the fiscal year ended September 30, 2023.

Management and Trustee Ownership

As of December 31, 2023, the Trustees and officers, as a group, owned no shares of the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

As of the date of this SAI, no shareholder(s) of record owned 5% or more of the outstanding shares of the Fund.

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INVESTMENT ADVISER

Investment Adviser and Advisory Agreement

The trustees selected Goose Hollow Capital Management LLC as the investment adviser to the Fund. Krishna Kumar acts as the Adviser’s principal.

Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the oversight of the Board, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the average daily net assets of the Fund. For the fiscal year ended September 30, 2023, the Fund paid the Adviser (net of fee waivers) 0.35% of the Fund’s average daily net assets.

The Agreement will continue for an initial term of two years, and may be renewed on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940, as amended, at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2025, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any (i) front-end or contingent deferred loads, (ii) portfolio transaction and other investment-related costs (including brokerage fees and commissions), (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 0.99% of the average daily net assets of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days’ written notice to the Adviser.

For the fiscal periods ended September 30, 2023 and September 30, 2022, the Fund paid the Advisor investment advisory fees pursuant to the terms of the Investment Advisory Agreement and Advisor waiver and/or reimbursed investment advisory fees pursuant to the terms of an expense limitation agreement in effect with respect to the Fund as follows:

	9/30/2023	9/30/2022
Advisory Fees Paid	$276,402	$25,267
Waived and/or Reimbursed	$162,149	$80,007

A discussion regarding the basis for the Board’s approval of the Agreement is available in the Fund’s annual shareholder report dated September 30, 2023.

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Codes of Ethics

The Trust, the Adviser, the Sub-Adviser, and the Distributor have each adopted codes of ethics (each a “Code”) under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the Codes, the Trustees are permitted to invest in securities that may also be purchased by the Fund.

In addition, the Trust has adopted a code of ethics (the “Trust Code”), which applies only to the Trust's executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote (i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Fund; (iii) compliance with applicable governmental laws, rule and regulations; (iv) the prompt internal reporting of violations of the Trust Code to an appropriate person or persons identified in the Trust Code; and (v) accountability for adherence to the Trust Code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures ("Policies") on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser or its designee, subject to the Board's continuing oversight. The Policies require that the Adviser or its designee vote proxies received in a manner consistent with the best interests of the Fund and shareholders. The Policies also require the Adviser or its designee to present to the Board, at least annually, the Adviser's Proxy Policies, or the proxy policies of the Adviser's designee, and a record of each proxy voted by the Adviser or its designee on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

Where a proxy proposal raises a material conflict between the Adviser's interests and the Fund’s interests, the Adviser will resolve the conflict by voting in accordance with the policy guidelines or at the client's directive using the recommendation of an independent third party. If the third party's recommendations are not received in a timely fashion, the Adviser will abstain from voting the securities held by that client's account. A copy of the Adviser's and proxy voting policies is attached hereto as Appendix A.

More information. Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Fund at (866) 898-6447; and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling (866) 898-6447 and will be sent within three business days of receipt of a request.

THE DISTRIBUTOR

ACA Foreside Fund Services, LLC, located at Three Canal Plaza, Suite 100, Portland, ME 04101, (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an underwriting agreement with the Trust (the "Underwriting Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the FINRA. The offering of the Fund’s shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of the Fund’s shares, will use reasonable efforts to facilitate the sale of the Fund’s shares.

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The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board or by vote of a majority of the outstanding shares of the Fund on 60 days written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days written notice to the Fund. The Underwriting Agreement will automatically terminate in the event of its assignment.

The Distributor may enter into selling agreements with broker-dealers that solicit orders for the sale of shares of the Fund and may allow concessions to dealers that sell shares of the Fund.

The Distributor is not compensated by the Fund. Instead, the Adviser pays the Distributor for certain distribution related services.

PORTFOLIO MANAGER

Krishna Kumar serves as the portfolio manager to the Fund. As of September 30, 2023, the portfolio manager is responsible for the portfolio management of the following types of accounts in addition to the Fund:

Krishna Kumar

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

Conflicts of Interest

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute the Fund’s portfolio trades and/or specific uses of commissions from the Fund’s portfolio trades (for example, research, or "soft dollars", if any). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

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Compensation

Mr. Kumar is compensated through a combination of base salary and discretionary bonus from services rendered to the Adviser.

Ownership of Securities

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Fund as of September 30, 2023.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Krishna Kumar	$100,000 - $500,000

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Fund are made by the portfolio manager who is an employee of the Adviser. The Adviser is authorized by the Trustees to allocate the orders placed by them on behalf of the Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to the Fund or the Adviser for the Fund’s use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

●	the best net price available;

●	the reliability, integrity and financial condition of the broker or dealer;

●	the size of and difficulty in executing the order; and

●	the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to the Fund. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund. For the fiscal year period ended September 30, 2022, the Fund paid $10,633 in brokerage commissions. For the fiscal year ended September 30, 2023, the Fund paid $90,207 in brokerage commissions.

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PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one-year period. For the fiscal period ended September 30, 2022, the Fund had a portfolio turnover rate of 392%. For the fiscal year ended September 30, 2023, the Fund had a portfolio turnover rate of 450%.

OTHER SERVICE PROVIDERS

Fund Administration

Collaborative Fund Services, LLC serves as the administrator to the Trust (the “Administrator”), which has its principal office at 500 Damonte Ranch, Parkway Building 700, Unit 700, Reno, NV 89521. Citi Fund Services Ohio, Inc. serves as the sub-administrator to the Fund (the "Sub- Administrator"), has its principal office at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, and is primarily in the business of providing administrative, fund accounting and regulatory filing services to retail and institutional mutual funds and ETFs. The Administrator supervises the Trust’s operations, including the services that the Sub-Administrator provides to the Fund.

Pursuant to a Fund Services Agreement with the Fund, the Administrator provides administrative services to the Fund, subject to the oversight of the Board. The Administrator may provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Fund Services Agreement remained in effect for one year from the effective date of the agreement, and will remain in effect subject to annual approval of the Board for one-year periods thereafter. The Fund Services Agreement is terminable by the Board or the Administrator on sixty days' written notice and may be assigned provided the non-assigning party provides prior written consent. This Fund Services Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

The Administrator provides or causes to provide the Fund with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund’s custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

For administrative services rendered to the Fund under the Agreement, the Fund pays the Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets. For the fiscal period ended September 30, 2022, the Fund paid the Administrator $10,380. For the fiscal year September 30, 2023, the Fund paid the Administrator $48,772.

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Fund Sub-Administration

The Sub-Administrator assists in supervising all operations of the Funds (other than those performed by Collaborative Fund Services as administrator), subject to the supervision of the Board pursuant to a services agreement (the “Services Agreement“).

Unless sooner terminated, the Services Agreement is in effect as to the Fund for a period of one year and for consecutive one-year terms thereafter. The Services Agreement provides that in the absence of willful misconduct, fraud or gross negligence on the part of the Sub-Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Services Agreement, the Sub-Administrator calculates Trust expenses and makes disbursements;  prepares shareholder reports and reports to the SEC on Forms N-CEN and N-PORT; coordinates dividend payments; calculates the Fund’s performance information; assist with the preparation of the Trust’s tax returns; monitors the Funds’ status as regulated investment companies under the Code; assists in developing portfolio compliance procedures; reports to the Board amounts paid under shareholder service agreements; assists with regulatory compliance; and assists with liquidity and derivatives risk management services, among other services.

For sub-administrative services rendered to the Fund under the Services Agreement, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets. For the fund accounting services rendered to the Fund under the Services Agreement, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets. For the fiscal period ended September 30, 2022, the Fund paid the Sub-Administrator $19,536. For the fiscal year ended September 30, 2023, the Fund paid the Sub-Administrator $51,149.

Custodian

Citibank N.A., located at 388 Greenwich Street, New York NY 10048 (the "Custodian"), serves as the custodian of the Fund’s assets pursuant to a Custodian Agreement by and between the Custodian and the Trust on behalf of the Fund. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. Pursuant to the Custodian and Transfer Agent Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Compliance Officer

Beacon Compliance Consulting Inc. (“Beacon”), P.O. Box 11550, Overland Park, KS, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between Beacon and the Trust. Beacon’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act. For the compliance services rendered to the Fund, the Fund pays Beacon a reoccurring fund fee and a fee per the fund. The Fund also pays Beacon for any out-of-pocket expenses.

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DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series or classes. Matters such as election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal, per-class, dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. The Trust's secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading "Net Asset Value," of the Fund's shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund.

The Administrator calculates the Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day that the Exchange is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Board or its delegate.

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In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value. The NAV for the Fund will be calculated and disseminated daily. The value of the Fund’s portfolio securities is based on market value when market quotations are readily available.

Exchange-traded securities, such as common and preferred stocks, ETFs, ETPs, ETNs, closed-end funds, REITs, MLPs, REOCs and similar instruments, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the Exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities or illiquid investments are being valued, such securities are valued as determined in good faith by the Adviser. If a security’s market price is not readily available, the security will be valued at fair value as determined by the Adviser as the Trust’s fair value desginee in accordance with the Trust’s valuation policies and procedures approved by the Board. The values of assets denominated in foreign currencies are converted into U.S. dollars based on the mean of the current bid and asked prices by major banking institutions and currency dealers.

Bonds, notes, debentures or similar instruments are valued by a pricing service when the Adviser believes such prices are accurate and reflect the fair market value of such securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted securities or illiquid investments are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review by the Board of Trustees. Short-term investments having a maturity of 60 days or less may be amortized to maturity, provided such valuations represent par value.

Futures contracts listed for trading on a futures exchange or board of trade for which market quotations are readily available are valued at the last quoted sales price or, in the absence of a sale, at the mean of the last bid and ask prices.

Even when market quotations are available, they may be stale or unreliable because the validity of market quotations appears to be questionable; the number of quotations is such as to indicate that there is a thin market in the security; a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value; or the Adviser is aware of any other data that calls into question the reliability of market quotations such as issuer-specific events, which may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

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Because foreign markets may be open on different days than the days during which a shareholder may purchase Shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase Shares.

Creation Units

The Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Creation Unit is an aggregation of 25,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of the Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

Authorized Participants

To purchase or redeem any Creation Units, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant and therefore must still transact through an Authorized Participant may incur additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of each Fund.

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Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	2.00%

* As a percentage of the amount invested.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the NAV per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

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Custom Orders and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the second Business Day following the Transmittal Date for securities (“T+2”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor or Transfer Agent. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

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Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. The Fund’s determination shall be final and binding.

The Fund reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust, Fund or the Adviser, have an adverse effect on the Trust, Fund or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

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Issuance of a Creation Unit

Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. Except as provided in the delivery of Creation Units will generally occur no later than T+2.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the Deposit Securities (or cash -in-lieu) have been delivered to the Fund’s account at the applicable local sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit. While, as stated above, Creation Units are generally delivered on T+2, the Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

The Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

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Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the NAV per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

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Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to the Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to the Fund. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor or Transfer Agent. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

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Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+2. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Redemption Securities, the Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period.

Cash Redemption Method

When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

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TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in the Fund.

The Fund has qualified and intends to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund. Capital losses incurred after January 31, 2011 may now be carried forward indefinitely and retain the character of the original loss. Under pre-enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders. For the fiscal year ended September 30, 2023, the Fund had no net capital loss carryforwards.

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes their net realized capital gains, if any, to shareholders annually no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

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The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain ("capital gain dividends") generally are taxable to shareholders as long-term capital gain; regardless of the length of time the shares of the Trust have been held by such shareholders.

Certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder's tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

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Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by the Fund in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a qualified electing fund ("QEF"), in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company.

The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections, therefore, may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

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Foreign Currency Transactions

The Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

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Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

The Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund’s shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen & Company, Ltd. (“Cohen”), located at 342 N Water St. Suite 830, Milwaukee, WI 53202 has been selected as independent registered public accounting firm for the Fund for the current fiscal year. Cohen will perform an annual audit of each Fund’s financial statements and provides financial, tax and accounting services as requested.

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LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, serves as the Trust's legal counsel.

FINANCIAL STATEMENTS

The audited financial statements and report of the independent registered public accounting firm required to be included in this SAI are hereby incorporated by reference to the Annual Report for the Fund for the fiscal year ended September 30, 2023.  You may obtain a copy of the Annual Report without charge by calling the Fund at (866) 898-6447.

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Appendix A

Adviser Proxy Voting Policies and Procedures

Pursuant to Goose Hollow Capital Management’s “Proxy Voting Policy,” the Firm will comply with the Proxy Voting Rule and will act solely in the best interests of its Clients when exercising its proxy voting authority. The Firm determines whether and how to vote corporate actions and proxies on a case-by-case basis, and will:

●         Attempt to consider all aspects of the vote that could affect the value of the issuer or that of the Client.

●         Vote in a manner that it believes is consistent with the Client’s stated objectives.

●         Generally, vote in accordance with the recommendation of the issuing company’s management on routine and administrative matters, unless the Firm has a particular reason to vote to the contrary.

Conflicts of Interest

Goose Hollow Capital Management will not put its own interests ahead of those of any Client. In the event that a potential conflict of interest arises in connection with voting a proxy, a conflict of interest will be considered material to the extent that the conflict has the potential to influence the Firm’s decision making in voting the proxy. Goose Hollow Capital Management may take into account all relevant factors, as determined by the Firm in its sole discretion including, without limitation: (i) the impact on the value of the securities or instruments owned by the relevant Client account and the returns on those securities; (ii) the anticipated associated costs and benefits; (iii) the continued or increased availability of portfolio information; and (iv) industry and business practices.

In limited circumstances, Goose Hollow Capital Management may refrain from voting proxies where the Firm believes that voting would be inappropriate, taking into consideration the cost of voting the proxies and the anticipated benefit to its Clients. Generally, Clients may not direct the Firm’s vote in a particular solicitation.

Conflicts of interest may arise between Goose Hollow Capital Management’s and the Clients’ interests. If the Firm determines that it may have, or is perceived to have, a conflict of interest when voting proxies, the Firm will vote in accordance with its Proxy Voting Policy.

A-1

RAREVIEW DYNAMIC FIXED INCOME ETF

Ticker Symbol: RDFI

RAREVIEW TAX ADVANTAGED INCOME ETF

Ticker Symbol: RTAI

RAREVIEW INFLATION/DEFLATION ETF

Ticker Symbol: FLTN

RAREVIEW SYSTEMATIC EQUITY ETF

Ticker Symbol: RSEE

each a series of Collaborative Investment Series Trust

PROSPECTUS

February 1, 2024

Investment Advisor

Rareview Capital LLC

1980 Festival Plaza Drive, Suite 300, Las Vegas, NV 89135

www.rareviewcapital.com

This Prospectus provides important information about the Funds that you should know before investing. Please read it carefully and keep it for future reference.

The U.S. Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

 i

FUND SUMMARY - RAREVIEW DYNAMIC FIXED INCOME ETF

Investment Objective:

The Rareview Dynamic Fixed Income ETF (the “Fund”) seeks total return with an emphasis on providing current income.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.97%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.55%
Acquired Fund Fees and Expenses(1)	2.19%
Total Annual Fund Operating Expenses	3.71%
Fee Waiver and Expense Reimbursement(2)	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	3.69%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(2)	Rareview Capital LLC (“Rareview,” or, the “Adviser”) has contractually agreed to waive a portion or all of its management fees and/or reimburse Fund expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.50% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2025 and may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Limitation Agreement: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$371	$1,133	$1,914	$3,957

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2023, the Fund had a portfolio turnover rate of 128%.

Principal Investment Strategies:

The Fund is a “fund of funds” that seeks to achieve its investment objective principally through investments in unaffiliated closed-end funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income closed-end funds trading at a discount or premium to their underlying net asset value and that pay regular periodic cash distributions.

Closed-end funds are investment companies registered with the U.S. Securities and Exchange Commission (“SEC”) that issue a fixed number of shares through an initial public offering, after which shares will typically be traded on an exchange such as the New York Stock Exchange (“NYSE”) or the Nasdaq National Market System. Unlike open-end investment companies, shares of closed-end funds are not redeemable by the fund on a daily basis. A share in a closed-end fund represents an investment in the underlying assets held by the closed-end fund. A closed-end fund’s value increases or decreases due to various factors, including but not limited to general market conditions, the market’s confidence in the closed-end fund advisor’s ability to generate desired investment returns, and investor confidence in the closed-end fund’s underlying assets. The Adviser seeks to select closed-end funds for the Fund’s portfolio whose shares are trading at a discount or premium relative to their underlying net asset values (“NAV”). A closed-end fund’s shares that are traded on an exchange may be bought or sold at a market price that is lower or higher than the per-share value of the closed-end fund’s underlying assets; when this occurs, the shares are considered to be traded at a discount or premium, respectively. The Fund may generate income in the form of capital gains when the Fund sells shares of a closed-end fund whose shares the Fund initially purchased at discount and whose NAV has subsequently moved closer to the per-share value of its underlying assets. The Fund may also receive income generated from distributions from its holdings in closed-end funds, and may employ a dividend capture strategy in which the Fund purchases shares of a closed-end fund just prior to the ex-dividend date to capture the dividend distribution, then selling it after the dividend is paid.

The Adviser will use a top-down macro-focused analysis to select closed-end funds that best fit within custom asset classes created by the Adviser that seek to mimic broader fixed income investment classes. Examples of these asset classes include: (i) investment-grade corporate bonds; (ii) high-yield corporate bonds; (iii) municipal bonds; (iv) convertible bonds; (v) leveraged loans; (vi) mortgage-backed securities; (vii) emerging market fixed income securities; and (viii) aggregate fixed income securities. While the Fund may at times be invested in all of these asset classes, the Fund’s allocation to these asset classes may vary at the Adviser’s discretion, and the Fund is not required to invest in all of the asset classes. The Adviser uses a quantitative approach to measure the relative discounted value or premium of each closed-end fund within an asset class to seek the closed-end fund investments which the Adviser believes have the potential to generate the highest levels of after-tax income. The Adviser’s weighting of each asset class will be determined by the top-down macro model’s measure of relative risk levels and expected return.

Through its investments in closed-end funds that hold non-U.S. fixed income securities, the Fund may invest indirectly in foreign securities, including securities of issuers located in emerging markets. The Fund defines emerging markets as countries in the MSCI Emerging Market Index or that we consider to be emerging markets based on our evaluation of their level of economic development or the size and experience of their securities markets.

While the Fund will invest primarily in closed-end funds, the Fund may invest up to 30% of its assets in exchange traded funds (“ETFs”) that are representative of one of the Adviser’s custom asset classes if, in the Adviser’s discretion, the ETFs will provide a better investment opportunity or liquidity for the asset class. The Fund, and the closed-end funds in which the Fund invests, may invest in derivatives, including listed or over-the-counter index futures, options and swaps, for hedging purposes to mitigate interest rate, equity, credit, commodity, currency and volatility risks. The Fund may invest in cash and cash equivalents to offset leverage, credit, and interest rate exposure within the Fund’s holdings in closed-end funds.

The Adviser may sell or reduce the Fund’s position in a holding for a variety of reasons when appropriate and consistent with the Fund’s investment objectives and policies, or when the holding no longer meets the Adviser’s investment selection criteria. Generally, the Fund will sell or reduce its position in a closed-end fund when its discount-to-NAV has reverted to or has moved significantly above its fair value, as determined by the Adviser. The Fund may also sell or reduce its positions when attempting to rebalance the distribution of Fund assets among asset classes in the interest of affecting the Fund’s relative risk levels and expected returns.

In managing the Fund’s portfolio, the Adviser will engage in frequent portfolio transactions, resulting in a higher portfolio turnover rate.

Principal Investment Risks:

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and price of shares and performance. As a result of the Fund’s direct investments in closed-end funds and ETFs, the Fund is indirectly exposed to the risks of the investments held and operations conducted by those funds.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Fixed Income Risk. Through its investments in other funds, the Fund may be subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.

Prepayment risk. The risk that the issuer of a debt security repays all or a portion of the principal prior to the security’s maturity therefore resulting in lower yields to shareholders of the Fund. The Fund may be unable to re-invest the proceeds in an investment with as great a yield.

Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

Bank Loan Risk. Through its investments in other funds, the Fund may be subject to the risks associated with bank loans. Investments in secured and unsecured assignments of (or participations in) bank loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, a fund will depend primarily upon the creditworthiness of the borrower (whose financial condition may be troubled or highly leveraged) for payment of principal and interest. When a fund is a participant in a loan, the fund has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default. Transactions involving floating rate loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments until potentially a substantial period after the sale of the loans. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which a Fund may invest is rapidly rising. If a Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Closed-End Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to their NAV. When the Fund purchases shares of a closed-end fund at a discount to its NAV, there can be no assurance that the discount will decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. Many closed-end funds also utilize leverage, which will expose the Fund to greater risk of significant changes in share prices of the closed-end funds’ share prices and will require payment of leverage interest or dividend expenses, reducing the closed-end fund’s overall return. Closed-end funds also expose the Fund to illiquidity risks because closed-end funds may have smaller market capitalizations than other exchange-traded investments. Closed-end funds that pay a dividend or distribution may reduce or eliminate such payments from time to time.

o	Anti-Takeover Measures Risk. Certain closed-end funds may have provisions in their organizational documents intended to limit the ability of third parties to acquire control or change the composition of the closed-end fund’s board. This may discourage a third party from seeking to obtain control of the closed-end fund, which could limit the ability of closed-end fund shareholders to sell their shares at a premium over prevailing market prices.

Control of Underlying Fund Risk. Although the Fund and the Adviser will evaluate regularly each closed-end fund to determine whether its investment program is consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by a closed-end fund. The investment adviser to each closed-end fund may change aspects of its investment strategies at any time. The Adviser will not have the ability to control or otherwise influence the composition of the investment portfolio of a closed-end fund.

Convertible Bond Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Derivatives Risk. The Fund may be subject to the risks of investing in derivative securities. The value of a derivative security may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives can be highly volatile and illiquid and may entail investment exposure greater than the total value of the derivatives’ underlying assets (their “notional amount”).

o	Futures. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. Investing in futures usually exposes investors in a greater degree of leverage than other investments. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund.

o	Options. The market values of options may not always move in synch with the market value of the underlying securities. Specific market movements of an option and the instruments underlying an option cannot be predicted. The purchaser of an option is subject to the risk of losing the entire purchase price of the option if the option has not been sold or exercised prior to the option’s expiration date.

o	Swaps. Swaps are agreements to exchange cash flows. Swaps may be difficult to value and may be considered illiquid. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial loss.

Dividend Risk. The Fund’s ability to achieve its investment objectives depends in part upon the Adviser’s ability to anticipate the dividend policies of closed-end funds and the underlying companies in which such closed-end funds invest. When the Fund employs dividend capture strategies the Adviser is required to identify and exploit opportunities such as the announcement of major corporate actions, including restructuring initiatives or a special dividend, that may lead to a high level of current dividend income. These situations are typically not recurring in nature or frequency, may be difficult to predict, and may not result in an opportunity that allows the Adviser to fulfill the Fund’s investment objective. The use of dividend capture strategies will expose the Fund to increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of investments subject to dividend capture trading.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

●	Trading Issues. Trading in Shares on the CBOE BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

●	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

●	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Foreign Securities Risk. Through its investments in other funds, the Fund may be exposed to the risks of investment in foreign securities. Investments in foreign securities are subject to special risks above and beyond those normally associated with domestic securities. Due to economic, political, and social instabilities in foreign markets, foreign securities can be more volatile than domestic securities. The Fund’s investments in other funds may expose the Fund to the risks of investment in emerging market countries, which can involve higher degrees of risk as compared with developed economies.

Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be trade in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity, in the markets for the Fund’s underlying holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.

High Yield Fixed Income Securities. Fixed income securities in a closed-end fund that are rated below investment grade (i.e., “high yield fixed income securities” or “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer. High yield fixed income securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Illiquidity Risk. Certain of the Fund’s investments may not be readily sold at the desired time or price, and may be sold at a lower price or may not have a sufficient market to be sold at all. An inability to sell securities can adversely affect the value of the Fund or prevent the Fund from taking advantage of other investment opportunities. Also, an inability to sell securities may affect the Fund’s ability to meet redemption requests. In certain circumstances, it may be difficult for the Fund to purchase and sell particular portfolio investments in closed-end funds due to infrequent trading in such investments. The prices of such investments may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such investments without an unfavorable impact on prevailing market prices, or make it difficult for the Adviser to dispose of such investments at a fair price or at the time the Adviser believes it is desirable to do so. Closed-end funds that are liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil or economic uncertainty. Illiquid and relatively less liquid investments may be harder to value. The Fund is limited to investing only up to 15% of its net assets (plus borrowings for investment purposes) in illiquid securities.

Investments in Undervalued Securities. The Fund’s investment strategy includes investing in closed-end funds that are, in the Adviser’s opinion, undervalued based on their underlying assets. There is no assurance that the Adviser will successfully identify such investment opportunities. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments may involve a high level of risk, and may result in substantial losses.

Leverage Risk. Although the Fund will not itself employ leverage, the underlying holdings will often employ leverage, subject to investment company limits set forth by the U.S. Securities and Exchange Commission (the “SEC”). There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Management Style Risk. Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions. The returns from the types of investments purchased by the Fund (e.g., closed-end funds which pay regular periodic cash distributions) may at times be better or worse than the returns from other types of funds. Each type of investment tends to go through cycles of performing better or worse than the market in general. The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Money Market Mutual Fund Risk. The Fund may invest in money market mutual funds in order to manage its cash component. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Mortgage-Back Securities Risk. Mortgage-Backed Securities (“MBS”) are subject to credit risk because underlying loan borrowers may default. Additionally, MBS are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate. MBS issued or guaranteed by private issuers are also known as “non-agency” MBS. Non-agency MBS generally are a greater credit risk than MBS issued by The U.S. government, and the market for non-agency MBS is smaller and less liquid than the market for government-issued MBS.

Municipal Bond Risk. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds. Investments in inverse floating rate securities typically involve greater risk than investments in municipal bonds of comparable maturity and credit quality and their values are more volatile than municipal bonds due to the leverage they entail.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

Over-the-Counter Market Risk. Securities, options, and other derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup. The Fund is also exposed to default by the over-the-counter option writer or derivative counterparty who may be unwilling or unable to perform its contractual obligations to the Fund.

Portfolio Turnover Risk. The Fund may turn over its portfolio investments for a variety of reasons, including for asset allocation rebalances, changes in a closed-end fund’s valuation, temporary defensive positions, dividend capture strategies, or short-term trading strategies. Investments may be sold when, in the opinion of the Adviser, investment considerations warrant such action, without regard to the length of time held. These policies, together with the ability of the Fund to effect short sales of securities and to engage in transactions in derivatives, may have the effect of increasing the Fund’s annual rate of portfolio turnover. If investments are not held for the applicable holding periods, dividends paid on them will not qualify for advantageous U.S. federal tax rates.

Quantitative Model Risk. Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. The Fund’s assets may be concentrated in a particular sector or sectors. To the extent that the Fund is concentrated in a particular sector or sectors, the Fund will be subject to the risk that the economic, political or other conditions that have a negative effect on those sectors may negatively impact the Fund to a greater extent than if the Fund’s assets were in a wider variety of sectors.

Short Sales Risk. Selling securities short creates the risk of losing an amount greater than the amount invested. Short selling is subject to the theoretically unlimited risk of loss because there is no limit on how much the price of a stock may appreciate before the short position is closed out. A short sale may result in a sudden and substantial loss if, for example, an acquisition proposal is made for the subject company at a substantial premium over the market price.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Underlying Fund Risk. Closed-end funds and ETFs (the “Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

●	Market Risk. The prices of the securities in the Underlying Funds are subject to the risks associated with investing in municipal securities, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

●	Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security. The Underlying Funds may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

●	U.S. Credit Ratings. The rating criteria and methodology used by U.S. rating agencies may not be fully transparent and such ratings may not accurately reflect the risk of investing in such instruments.

●	Foreign Credit Ratings. The rating criteria and methodology used by foreign rating agencies may be different from those adopted by most of the established US credit rating agencies. Therefore, such rating systems may not provide an equivalent standard for comparison with securities rated by US credit rating agencies. The rating criteria and methodology used by foreign credit ratings agencies also may not be fully transparent and such ratings may not accurately reflect the risk of investing in such instruments.

●	Interest Rate Risk. Debt securities, such as bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. In addition, debt securities, such as bonds, with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations.

●	Tax Risk. There is no guarantee that the Underlying Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Underlying Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Underlying Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

●	Leverage Risk. Ordinary borrowings by an Underlying Fund or an Underlying Fund’s investment in derivatives may result in leverage. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of investments made with the proceeds of the borrowing, the NAV of the Underlying Fund’s shares will decrease more than if the Underlying Fund had not used leverage. An Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund to repay borrowings. Interest on borrowings is an expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.

●	Non-Diversified Risk. Some of the Underlying Funds may invest a relatively high percentage of their assets in a smaller number of issuers or may invest a larger proportion of their assets in the obligations of a single issuer. Moreover, the gains and losses on an investment in such an Underlying Fund may have a greater impact on the Fund’s NAV and may make the value of the Fund’s investment in such an Underlying Fund more volatile than an investment in more diversified Underlying Funds.

●	Risk of Investment Restrictions. The Fund is subject to the provisions of the 1940 Act that limit the amount that the Fund and its affiliates, in the aggregate, can invest in the outstanding voting securities of any one Underlying Fund. The Fund and its affiliates may not acquire “control” of an Underlying Fund, which is presumed once ownership of an Underlying Fund’s outstanding voting securities exceeds 25%. This limitation could inhibit the Fund’s ability to purchase one or more Underlying Funds.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-888-783-8637 and may also be available at www.rareviewcapital.com.

Performance Bar Chart

Best Quarter:	12/31/2023	9.97%
Worst Quarter:	03/31/2022	-9.47%

The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2023, was 8.70%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2023)

	One Year	Since Inception (10/20/2020)
Return Before Taxes	8.70%	3.11%
Return After Taxes on Distributions	5.42%	0.83%
Return After Taxes on Distributions and Sale of Fund Shares	5.04%	1.60%
50% ICE BoFA 5-10 Year US Corp TR USD and 50% Markit iBoxx Liquid High Yield TR USD(1)(2)	10.85%	0.55%

(1)	The 50/50 blend index consists of 50% ICE BofA 5-10 Year US Corporate Index and 50% iBoxx USD Liquid High Yield Index. The ICE BofA 5-10 Year US Corporate Index tracks the performance of US dollar-denominated investment grade rated corporate debt publicly issued in the US domestic market. The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe. Investors cannot invest directly in an index.

(2)	The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the USD high yield corporate bond universe. Investors cannot invest directly in an index.

Investment Adviser: Rareview Capital LLC (the “Adviser”).

Portfolio Managers: Neil Azous, Chief Investment Officer and Portfolio Manager of the Adviser, and Michael Sedacca, Portfolio Manager of the Adviser, serves as the Fund’s Portfolio Managers and are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Azous serves as the Fund’s Lead Portfolio Manager and has final authority on all investment decisions.

Purchase and Sale of Fund Shares: The Fund will issue and redeem Shares at NAV only in large blocks of 10,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily for in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on the Exchange and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. Performance information regarding the Fund and information regarding its NAV per share can be found at www.rareviewcapital.com.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan. If you are investing through a tax-free plan, you will be taxed upon withdrawal from your account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – RAREVIEW TAX ADVANTAGED INCOME ETF

Investment Objective:

The Rareview Tax Advantaged Income ETF (the “Fund”) seeks total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, sell, or hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.89%
Acquired Fund Fees and Expenses(1)	2.53%
Total Annual Fund Operating Expenses	4.17%
Fee Waiver and/or Expense Reimbursement(2)	(0.39%)
Total Annual Fund Operating Expenses After Fee Waiver	3.78%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(2)	Rareview Capital LLC (“Rareview,” or, the “Adviser”) has contractually agreed to waive a portion or all of its management fees and/or reimburse Fund expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.25% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2025 and may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Limitation Agreement: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$380	$1,232	$2,097	$4,324

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2023, the Fund had a portfolio turnover rate of 31%.

Principal Investment Strategies:

The Fund is a “fund of funds” that seeks to achieve its investment objective principally through investments in unaffiliated closed-end funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Under normal market conditions, the Fund will invest in municipal bond closed-end funds trading at a discount or premium to their underlying net asset value and that pay regular periodic cash distributions.

Closed-end funds are investment companies registered with the U.S. Securities and Exchange Commission (“SEC”) that issue a fixed number of shares through an initial public offering, after which shares will typically be traded on an exchange such as the New York Stock Exchange (“NYSE”) or the Nasdaq National Market System. Unlike open-end investment companies, shares of closed-end funds are not redeemable with the fund on a daily basis. A share in a closed-end fund represents an investment in the underlying assets held by the closed-end fund. A closed-end fund’s value increases or decreases due to various factors, including but not limited to general market conditions, the market’s confidence in the closed-end fund adviser’s ability to generate desired investment returns, and investor confidence in the closed-end fund’s underlying assets. The Adviser seeks to select closed-end funds for the Fund’s portfolio whose shares are trading at a discount or premium relative to their underlying net asset values (“NAV”). A closed-end fund’s shares that are traded on an exchange may be bought or sold at a market price that is lower or higher than the per-share value of the closed-end fund’s underlying assets; when this occurs, the shares are considered to be traded at a discount or premium, respectively. The Fund may generate income in the form of capital gains when the Fund sells shares of a closed-end fund whose shares the Fund initially purchased at discount and whose NAV has subsequently moved closer to the per-share value of its underlying assets. The Fund may also receive income generated from distributions from its holdings in closed-end funds, and may employ a dividend capture strategy in which the Fund purchases shares of a closed-end fund just prior to the ex-dividend date to capture the dividend distribution, then selling it after the dividend is paid.

While the Fund will invest primarily in closed-end funds, the Fund may invest up to 30% of its assets in municipal or short term Treasury exchange traded funds (“ETFs”) if in the Adviser’s discretion, the ETFs will provide a better investment opportunity or liquidity for the asset class. The Fund, and the closed-end funds in which the Fund invests, may invest in derivatives, including listed and over-the-counter index futures, options and swaps, for hedging purposes to mitigate interest rate, equity, credit, commodity, currency and volatility risks. The Fund may invest in cash and cash equivalents to offset leverage and interest rate exposure within the Fund’s holdings in closed-end funds.

The Adviser may sell or reduce the Fund’s position in a holding for a variety of reasons when appropriate and consistent with the Fund’s investment objectives and policies, or when the holding no longer meets the Adviser’s investment selection criteria. Generally, the Fund will sell or reduce its position in a closed-end fund when its discount-to-NAV has reverted to or has moved significantly above its fair value, as determined by the Adviser. The Fund may also sell or reduce its positions when attempting to rebalance the distribution of Fund assets among asset classes in the interest of affecting the Fund’s relative risk levels and expected returns.

In managing the Fund’s portfolio, the Adviser will engage in frequent portfolio transactions, resulting in a higher portfolio turnover rate.

Principal Investment Risks:

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and price of shares and performance. As a result of the Fund’s direct investments in closed-end funds and ETFs, the Fund is indirectly exposed to the risks of the investments held and operations conducted by those funds.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Underlying Fund Risk. Closed-End Funds and Exchange Traded Funds (the “Underlying Funds”), in which the Fund invests, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds. Each Underlying Fund is subject to its own specific risks, but the Adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

●	Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations.

●	Market Risk. The prices of the securities in the Underlying Funds are subject to the risks associated with investing in municipal securities, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

●	Call Risk. The Fund may invest in callable bonds. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security or securities with greater risks or other less favorable features. If that were to happen, it would decrease the Fund’s net investment income.

●	Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.

●	U.S. Credit Ratings. The rating criteria and methodology used by U.S. rating agencies may not be fully transparent and such ratings may not accurately reflect the risk of investing in such instruments.

●	Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities. Duration is the measure of the sensitivity of a debt security to changes in market interest rates. For example, if interest rates increase by 1%, a fixed income security with a duration of two years will decrease in value by approximately 2%.

●	Extension Risk. The risk that if interest rates rise, repayments of principal on certain debt securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

●	Interest Rate Risk. Debt securities, such as bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. In addition, debt securities, such as bonds, with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations.

●	Prepayment Risk. The risk that the issuer of a debt security repays all or a portion of the principal prior to the security’s maturity therefore resulting in lower yields to shareholders of the Fund. The Fund may be unable to re-invest the proceeds in an investment with as great a yield.

●	Non-Diversified Risk. Some of the Underlying Funds may invest a relatively high percentage of their assets in a smaller number of issuers or may invest a larger proportion of their assets in the obligations of a single issuer. Moreover, the gains and losses on an investment in such an Underlying Fund may have a greater impact on the Fund’s NAV and may make the value of the Fund’s investment in such an Underlying Fund more volatile than an investment in more diversified Underlying Funds.

●	Risk of Investment Restrictions. The Fund is subject to the provisions of the 1940 Act that limit the amount that the Fund and its affiliates, in the aggregate, can invest in the outstanding voting securities of any one Underlying Fund. The Fund and its affiliates may not acquire “control” of an Underlying Fund, which is presumed once ownership of an Underlying Fund’s outstanding voting securities exceeds 25%. This limitation could inhibit the Fund’s ability to purchase one or more Underlying Funds.

●	State Risk. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in a particular state. Consequently, the Fund may be affected by political, economic, regulatory and other developments within that state and by the financial condition of that state’s political subdivisions, agencies, instrumentalities and public authorities.

●	Special Tax Bond Risk. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition and performance of special tax bonds. Special tax bonds are usually backed and payable through a single tax, or series of special taxes such as incremental property taxes. The failure of the tax levy to generate adequate revenue to pay the debt service on the bonds may cause the value of the bonds to decline. Adverse conditions and developments affecting a. particular project may result in lower revenues to the issuer of the municipal securities, which may adversely affect the value of the Fund’s portfolio.

●	Transportation Bond Risk. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition and performance of transportation bonds. Transportation bonds may be issued to finance the construction of airports, toll roads, highways or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation related securities, as do the presence of alternate forms of transportation, such as public transportation.

Municipal securities that are issued to finance a particular transportation project often depend solely on revenues from that project to make principal and interest payments. Adverse conditions and developments affecting a particular project may result in lower revenues to the issuer of the municipal securities.

●	Water and Sewer Bond Risk. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition and performance of water and sewer bonds. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer’s importance, monopoly status and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run off or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation and federal environmental mandates are challenges faced by issuers of water and sewer bonds.

Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which a Fund may invest is rapidly rising. If a Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Closed-End Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to their NAV. When the Fund purchases shares of a closed-end fund at a discount to its NAV, there can be no assurance that the discount will decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. Many closed-end funds also utilize leverage, which will expose the Fund to greater risk of significant changes in share prices of the closed-end funds’ share prices and will require payment of leverage interest or dividend expenses, reducing the closed-end fund’s overall return. Closed-end funds also expose the Fund to illiquidity risks because closed-end funds may have smaller market capitalizations than other exchange-traded investments. Closed-end funds that pay a dividend or distribution may reduce or eliminate such payments from time to time.

●	Anti-Takeover Measures Risk. Certain closed-end funds may have provisions in their organizational documents intended to limit the ability of third parties to acquire control or change the composition of the closed-end fund’s board. This may discourage a third party from seeking to obtain control of the closed-end fund, which could limit the ability of closed-end fund shareholders to sell their shares at a premium over prevailing market prices.

Control of Underlying Fund Risk. Although the Fund and the Adviser will evaluate regularly each closed-end fund to determine whether its investment program is consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by a closed-end fund. The investment adviser to each closed-end fund may change aspects of its investment strategies at any time. The Adviser will not have the ability to control or otherwise influence the composition of the investment portfolio of a closed-end fund.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Derivatives Risk. Through its investments in other funds, the Fund may be subject to the risks of investing in derivative securities. The value of a derivative security may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives can be highly volatile and illiquid and may entail investment exposure greater than the total value of the derivatives’ underlying assets (their “notional amount”).

●	Futures. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. Investing in futures usually exposes investors in a greater degree of leverage than other investments. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund.

●	Options. The market values of options may not always move in synch with the market value of the underlying securities. Specific market movements of an option and the instruments underlying an option cannot be predicted. The purchaser of an option is subject to the risk of losing the entire purchase price of the option if the option has not been sold or exercised prior to the option’s expiration date.

●	Swaps. Swaps are agreements to exchange cash flows. Swaps may be difficult to value and may be considered illiquid. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial loss.

Dividend Risk. The Fund’s ability to achieve its investment objectives depends in part upon the Adviser’s ability to anticipate the dividend policies of closed-end funds and the underlying companies in which such closed-end funds invest. When the Fund employs dividend capture strategies the Adviser is required to identify and exploit opportunities such as the announcement of major corporate actions, including restructuring initiatives or a special dividend, that may lead to a high level of current dividend income. These situations are typically not recurring in nature or frequency, may be difficult to predict, and may not result in an opportunity that allows the Adviser to fulfill the Fund’s investment objective. The use of dividend capture strategies will expose the Fund to increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of investments subject to dividend capture trading.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

●	Trading Issues. Trading in Shares on the CBOE BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

●	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

●	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

●	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be trade in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity, in the markets for the Fund’s underlying holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.

High Yield Fixed Income Securities. Fixed income securities in a closed-end fund that are rated below investment grade (i.e., “high yield fixed income securities” or “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer. High yield fixed income securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Illiquidity Risk. Certain of the Fund’s investments may not be readily sold at the desired time or price and may be sold at a lower price or may not have a sufficient market to be sold at all. An inability to sell securities can adversely affect the value of the Fund or prevent the Fund from taking advantage of other investment opportunities. Also, an inability to sell securities may affect the Fund’s ability to meet redemption requests. In certain circumstances, it may be difficult for the Fund to purchase and sell particular portfolio investments in closed-end funds due to infrequent trading in such investments. The prices of such investments may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such investments without an unfavorable impact on prevailing market prices, or make it difficult for the Adviser to dispose of such investments at a fair price or at the time the Adviser believes it is desirable to do so. Closed-end funds that are liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil or economic uncertainty. Illiquid and relatively less liquid investments may be harder to value. The Fund is limited to investing only up to 15% of its net assets (plus borrowings for investment purposes) in illiquid securities.

Investments in Undervalued Securities. The Fund’s investment strategy includes investing in closed-end funds that are, in the Adviser’s opinion, undervalued based on their underlying assets. There is no assurance that the Adviser will successfully identify such investment opportunities. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments may involve a high level of risk, and may result in substantial losses.

Leverage Risk. Although the Fund will not itself employ leverage, the underlying holdings will often employ leverage, subject to investment company limits set forth by the U.S. Securities and Exchange Commission (the “SEC”). There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Management Style Risk. Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions. The returns from the types of investments purchased by the Fund (e.g., closed-end funds which pay regular periodic cash distributions) may at times be better or worse than the returns from other types of funds. Each type of investment tends to go through cycles of performing better or worse than the market in general. The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Money Market Mutual Fund Risk. The Fund may invest in money market mutual funds in order to manage its cash component. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

Over-the-Counter Market Risk. Securities, options, and other derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup. The Fund is also exposed to default by the over-the-counter option writer or derivative counterparty who may be unwilling or unable to perform its contractual obligations to the Fund.

Portfolio Turnover Risk. The Fund may turn over its portfolio investments for a variety of reasons, including for asset allocation rebalances, changes in a closed-end fund’s valuation, temporary defensive positions, dividend capture strategies, or short-term trading strategies. Investments may be sold when, in the opinion of the Adviser, investment considerations warrant such action, without regard to the length of time held. These policies, together with the ability of the Fund to effect short sales of securities and to engage in transactions in derivatives, may have the effect of increasing the Fund’s annual rate of portfolio turnover. If investments are not held for the applicable holding periods, dividends paid on them will not qualify for advantageous U.S. federal tax rates.

Sector Risk. The Fund’s assets may be concentrated in a particular sector or sectors. To the extent that the Fund is concentrated in a particular sector or sectors, the Fund will be subject to the risk that the economic, political or other conditions that have a negative effect on those sectors may negatively impact the Fund to a greater extent than if the Fund’s assets were in a wider variety of sectors.

Short Sales Risk. Selling securities short creates the risk of losing an amount greater than the amount invested. Short selling is subject to the theoretically unlimited risk of loss because there is no limit on how much the price of a stock may appreciate before the short position is closed out. A short sale may result in a sudden and substantial loss if, for example, an acquisition proposal is made for the subject company at a substantial premium over the market price.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

U.S. Treasury Futures Contracts Hedge Risk. The Adviser, as it deems appropriate, intends to hedge against interest rate risk by short selling U.S. Treasury futures contracts. To the extent the Fund holds such short positions, should market conditions cause U.S. Treasury prices to rise, the Fund’s portfolio could experience a loss; and should U.S. Treasury prices rise at the same time municipal bond and/or closed-end municipal bond fund prices fall, these losses will be greater than if the hedging strategy had not been in place. The hedging strategy depends on market conditions and the judgment of the Adviser, and there is no guarantee that the success of the hedging strategy will be successful in mitigating interest rate risk or preventing losses to the Fund’s portfolio.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-212-475-8664 and may also be available at www.rareviewcapital.com

Performance Bar Chart

Best Quarter:	12/31/2023	16.33%
Worst Quarter:	03/31/2022	-14.16%

The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2023, was 4.42%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2023)

	One Year	Since Inception (10/20/20)
Return Before Taxes	4.42%	-1.93%
Return After Taxes on Distributions	3.07%	-2.57%
Return After Taxes on Distributions and Sale of Fund Shares	2.57%	-1.18%
Bloomberg Barclays U.S. Municipal TR USD(1)	6.40%	0.31%

(1)	The Bloomberg Barclays U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. Investors cannot invest directly in an index.

Investment Adviser: Rareview Capital LLC (the “Adviser”).

Portfolio Manager: Neil Azous, Chief Investment Officer and Portfolio Manager of the Adviser, and Michael Sedacca, Portfolio Manager of the Adviser, serves as the Fund’s Portfolio Managers and are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Azous serves as the Fund’s Lead Portfolio Manager and has final authority on all investment decisions.

Purchase and Sale of Fund Shares: The Fund will issue and redeem Shares at NAV only in large blocks of 10,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily for in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on the Exchange and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. Performance information regarding the Fund and information regarding its NAV per share can be found at www.rareviewcapital.com.

Tax Information: The Fund intends to distribute income that is generally exempt from regular federal income tax. Portions of the Fund’s distributions may be subject to such taxes and/or to the federal alternative minimum tax applicable to individuals. Although the Fund expects that a significant portion of its distributions will be exempt from regular U.S. federal income tax, no assurance can be given in this regard.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY - RAREVIEW INFLATION/DEFLATION ETF

Investment Objective:

The Rareview Inflation/Deflation ETF (the “Fund”) seeks a rate of return that exceeds the rate of inflation over a business cycle.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.83%
Acquired Fund Fees and Expenses(1)	0.04%
Total Annual Fund Operating Expenses	1.60%
Fee Waiver and/or Expense Reimbursement(2)	(0.59%)
Total Annual Fund Operating Expenses After Fee Waiver	1.01%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(2)	Rareview Capital LLC (“Rareview,” or, the “Adviser”) has contractually agreed to waive a portion or all of its management fees and/or reimburse Fund expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 0.97% of average daily net assets of each share class of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2025 and may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”)The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Limitation Agreement: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$447	$815	$1,850

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2023, the Fund had a portfolio turnover rate of 346%.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective through investments in inflation-protected U.S. Treasury securities (“TIPS”), exchange traded funds that primarily invest in TIPS, or other U.S. Treasury securities. The Fund seeks to achieve its investment objective over a business cycle which it defines as approximately 60 months. The Adviser invests the Fund’s assets in TIPS or exchange-traded funds (“ETFs”) that primarily invest in TIPS when the Adviser believes the market is in an inflationary environment. The Adviser invests in U.S. Treasury securities when the Adviser believes the market is in a deflationary environment. The Fund will also either invest in a combination of cash, cash equivalents, and exchange traded and over-the-counter fixed income derivatives based on the Adviser’s outlook on current interest rates. The Fund may invest in any of the following exchange traded and over-the-counter fixed income derivatives:

Exchange Traded Derivative Fixed Income Instruments:

●	U.S. treasury futures (contracts for the purchase and sale of U.S. government notes or bonds for future delivery);

●	Options on U.S. treasury futures (contracts that provide the buyer the right (rather than an obligation) to buy or sell the underlying instrument at a predetermined price and expiration date); and

●	Short-term interest rate futures (contract that derives its value from the interest rate at maturation).

Over-the-Counter Derivative Fixed Income Instruments:

●	U.S. interest rate swaps (agreement between two parties to exchange one stream of interest payments for another);

●	Options on inflation-linked benchmarks such as the consumer price index.

The Adviser selects derivatives based upon its evaluation of relative value based on cost, option strike price (price that the option can be bought or sold by the option holder) and maturity (the last date the option or other contract is valid) and will exercise or close the options and other derivatives based on maturity or portfolio rebalancing requirements. The Adviser anticipates purchasing and selling its derivatives on a monthly, quarterly, or annual basis, depending upon the Adviser’s rebalancing strategy and derivatives expiration dates. However, the Adviser may rebalance the Fund’s derivative portfolio on a more frequent basis for a number of reasons such as market volatility or a derivative position has appreciated to the point that the Adviser believes that it is prudent to decrease the Fund’s exposure and realize gains for the Fund’s shareholders.

Principal Investment Risks:

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

TIPS Risk. TIPS are debt instruments issued by the by the United States Department of the Treasury. The principal of TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When TIPS mature, investors are paid the adjusted principal or original principal, whichever is greater. Interest payments on TIPS are unpredictable because they fluctuate as the principal of TIPS are adjusted for inflation. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration. Inflation-indexed bonds generally pay a lower nominal interest rate than a comparable non-inflation-indexed bond. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Fund or applicable underlying ETF will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives.

Fixed Income Risk. Through its investments in other funds, the Fund may be subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.

Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Derivatives Risk. The Fund may be subject to the risks of investing in derivative instruments. The value of a derivative may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives can be highly volatile and illiquid and may entail investment exposure greater than the total value of the derivatives’ underlying assets (their “notional amount”).

●	Futures. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. Investing in futures usually exposes investors in a greater degree of leverage than other investments. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund.

●	Options. The market values of options may not always move in synch with the market value of the underlying securities or reference instrument. Specific market movements of an option and the instruments underlying an option cannot be predicted. The purchaser of an option is subject to the risk of losing the entire purchase price of the option if the option has not been sold or exercised prior to the option’s expiration date.

●	Swaps. Swaps are agreements to exchange cash flows. Swaps may be difficult to value and may be considered illiquid. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial loss.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

●	Trading Issues. Trading in Shares on the CBOE BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

o	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Fixed Income Risk. Through its investments in other funds, the Fund may be subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.

Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be trade in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity, in the markets for the Fund’s underlying holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.

Leverage Risk. The use of leverage by the Fund, such as the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Management Style Risk. Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions. The returns from the types of investments purchased by the Fund may at times be better or worse than the returns from other types of funds. Each type of investment tends to go through cycles of performing better or worse than the market in general. The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Over-the-Counter Market Risk. Securities, options, and other derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup. The Fund is also exposed to default by the over-the-counter option writer or derivative counterparty who may be unwilling or unable to perform its contractual obligations to the Fund.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

Portfolio Turnover Risk. The Fund may turn over its portfolio investments for a variety of reasons, including for asset allocation rebalances, temporary defensive positions, or short-term trading strategies. Investments may be sold when, in the opinion of the Adviser, investment considerations warrant such action, without regard to the length of time held. These policies, together with the ability of the Fund to engage in transactions in derivatives, may have the effect of increasing the Fund’s annual rate of portfolio turnover.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-212-475-8664 and may also be available at www.rareviewcapital.com

Performance Bar Chart

Best Quarter:	12/31/2023	3.22%
Worst Quarter:	06/30/2023	-8.69%

The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2023, was -6.31%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2023)

	One Year	Since Inception (1/5/22)
Return Before Taxes	-6.31%	-8.52%
Return After Taxes on Distributions	-7.08%	-9.09%
Return After Taxes on Distributions and Sale of Fund Shares	-3.72%	-6.64%
Bloomberg U.S. Aggregate Bond Index(1)	5.53%	-3.66%

(1)	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Investment Adviser: Rareview Capital LLC (the “Adviser”).

Portfolio Managers: Neil Azous, Chief Investment Officer and Portfolio Manager of the Advisor, and Michael Sedacca, Portfolio Manager of the Advisor, will serve as the Fund’s Portfolio Managers and are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Azous will serve as the Fund’s Lead Portfolio Manager and has final authority on all investment decisions.

Purchase and Sale of Fund Shares: The Fund will issue and redeem Shares at NAV only in large blocks of 10,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily for in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on the Exchange and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. Performance information regarding the Fund and information regarding its NAV per share can be found at www.rareviewcapital.com.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan. If you are investing through a tax-free plan, you will be taxed upon withdrawal from your account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – RAREVIEW SYSTEMATIC EQUITY ETF

Investment Objective:

The Rareview Systematic Equity ETF (the “Fund”) seeks returns that exceed global developed and emerging markets.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.41%
Acquired Fund Fees and Expenses(1)	0.04%
Total Annual Fund Operating Expenses	1.55%
Fee Waiver and/or Expense Reimbursement(2)	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver	1.27%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(2)	Rareview Capital LLC (“Rareview,” or, the “Adviser”) has contractually agreed to waive a portion or all of its management fees and/or reimburse Fund expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.35% of average daily net assets of each share class of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2025 and may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Limitation Agreement: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$129	$462	$818	$1,822

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2023, the Fund had a portfolio turnover rate of 124%.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in exchange traded funds that primarily invest in equity securities of domestic, foreign or emerging market issuers of any market capitalization (“Underlying Equity ETFs”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any amounts of borrowings) in Underlying Equity ETFs. In investing in Underlying Equity ETFs, the Fund seeks investment exposure to one or more of the following equity sub-strategies: (1) U.S Large Capitalization, (2) U.S. Small Capitalization, (3) Emerging Markets, or (4) Non-U.S. Developed Markets securities (each a “sub-strategy and collectively, the “sub-strategies”).

●	U.S. Large Capitalization. The Fund considers large capitalization securities to be those companies with market capitalizations of $10 billion or more.

●	U.S. Small Capitalization. The Fund defines small capitalization companies as those at time of purchase with market capitalizations below $3 billion or in the range of those market capitalizations of companies included in the Russell 2000 Index at the time of purchase.

●	Emerging Markets. The Fund considers an emerging market country to include any country that is (1) generally recognized to be an emerging market country by the international financial community, including the World Bank; (2) classified by the United Nations as a developing country; or (3) included in the MSCI Emerging Markets Index. The adviser determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: (1) the issuer’s primary trading market is in an emerging market; (2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; (3) the investment is included in an index representative of emerging markets; and (4) the investment is exposed to the economic risks and returns of emerging markets.

●	Non U.S. Developed Markets. The Fund defines a developed ex-US ETF as one that is comprised of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada.

In managing the Fund’s assets, the adviser utilizes the sub-adviser’s quantitative investment system. The sub-adviser’s proprietary system uses multiple data sets, including price, market volatility, and changes in U.S. credit markets and algorithms to determine how to allocate the Fund’s portfolio amongst the sub-strategies. When the sub-adviser’s quantitative investment system indicates a positive return for the strategy, the Fund will invest up to 133% of the Fund’s portfolio in the Underlying Equity ETFs and equity index futures contracts that represent the sub-strategies. When the sub-adviser’s quantitative investment system indicates a negative return, the adviser will use equity index futures contracts to provide short investment exposure to the applicable sub-strategy. There may be instances when the sub-adviser’s quantitative investment system indicates a negative return for all four sub-strategies, which will result in the Fund’s assets being primarily invested in cash or cash equivalents. The Fund will use futures to increase the Fund’s combined long and short exposure. The use of futures creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, may amplify the effects of market volatility on the Fund’s net asset value.

Principal Investment Risks:

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Derivatives Risk. The Fund may be subject to the risks of investing in derivative instruments. The value of a derivative may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives can be highly volatile and illiquid and may entail investment exposure greater than the total value of the derivatives’ underlying assets (their “notional amount”).

●	Futures. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. Investing in futures usually exposes investors in a greater degree of leverage than other investments. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

●	Trading Issues. Trading in Shares on the CBOE BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

o	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Foreign Investment Risk. The Fund may invest in securities domiciled in countries outside the U.S. and Canada that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. and Canadian companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards than those of U.S. and Canadian markets.

Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be trade in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity, in the markets for the Fund’s underlying holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.

Large Capitalization Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Leverage Risk. The use of leverage by the Fund, such as the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Management Style Risk. Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions. The returns from the types of investments purchased by the Fund may at times be better or worse than the returns from other types of funds. Each type of investment tends to go through cycles of performing better or worse than the market in general. The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

Portfolio Turnover Risk. The Fund may turn over its portfolio investments for a variety of reasons, including for asset allocation rebalances, changes in a closed-end fund’s valuation, temporary defensive positions, dividend capture strategies, or short-term trading strategies. Investments may be sold when, in the opinion of the Adviser, investment considerations warrant such action, without regard to the length of time held. These policies, together with the ability of the Fund to effect short sales of securities and to engage in transactions in derivatives, may have the effect of increasing the Fund’s annual rate of portfolio turnover. If investments are not held for the applicable holding periods, dividends paid on them will not qualify for advantageous U.S. federal tax rates.

Quantitative Model Risk. Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Small and Medium Capitalization Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Underlying Fund Risk. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks, but the adviser expects the principal investments risks of such ETFs will be similar to the risks of investing in the Fund.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-212-475-8664 and may also be available at www.rareviewcapital.com

Performance Bar Chart

Best Quarter:	06/30/2023	6.44%
Worst Quarter:	09/30/2023	-6.69%

The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2023, was 10.54%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2023)

	One Year	Since Inception (1/20/22)
Return Before Taxes	10.54%	3.75%
Return After Taxes on Distributions	10.16%	3.32%
Return After Taxes on Distributions and Sale of Fund Shares	6.24%	2.77%
MSCI ACWI Index(1)	22.81%	2.43%

(1)	The MSCI ACWI Index captures large and mid cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. With 2,933 constituents, the index covers approximately 85% of the global investable equity opportunity set. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Investment Adviser: Rareview Capital LLC (the “Adviser”).

Investment Sub-Adviser: GST Management, LLC (the “Sub-Adviser”).

Portfolio Manager-: Neil Azous, Chief Investment Officer and Portfolio Manager of the Adviser, serves as the Fund’s Portfolio Manager and is primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares: The Fund will issue and redeem Shares at NAV only in large blocks of 10,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily for in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on the Exchange and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. Performance information regarding the Fund and information regarding its NAV per share can be found at www.rareviewcapital.com.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan. If you are investing through a tax-free plan, you will be taxed upon withdrawal from your account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE:

Fund	Investment Objective
Rareview Dynamic Fixed Income ETF	The Rareview Dynamic Fixed Income ETF seeks total return with an emphasis on providing current income. There is no assurance that the Fund will achieve its investment objective.
Rareview Tax Advantaged Income ETF	The Rareview Tax Advantaged Income ETF seeks total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes. There is no assurance that the Fund will achieve its investment objective.
Rareview Inflation/Deflation ETF	The Rareview Inflation/Deflation ETF seeks to achieve a rate of return that exceeds the rate of inflation over a business cycle.
Rareview Systematic Equity ETF	The Rareview Systematic Equity ETF seeks returns that exceed global developed and emerging markets.

Each Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES:

Rareview Dynamic Fixed Income ETF

The Fund is a “fund of funds” that seeks to achieve its investment objective principally through investments in unaffiliated closed-end funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Under normal market conditions, the Fund will invest at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in fixed income closed-end funds trading at a discount or premium to their underlying net asset value and that pay regular periodic cash distributions.

Closed-end funds are investment companies registered with the U.S. Securities and Exchange Commission (“SEC”) that issue a fixed number of shares through an initial public offering, after which shares will typically be traded on an exchange such as the New York Stock Exchange (“NYSE”) or the Nasdaq National Market System. Unlike open-end investment companies, shares of closed-end funds are not redeemable with the fund on a daily basis. A share in a closed-end fund represents an investment in the underlying assets held by the closed-end fund. A closed-end fund’s value increases or decreases due to various factors, including but not limited to general market conditions, the market’s confidence in the closed-end fund adviser’s ability to generate desired investment returns, and investor confidence in the closed-end fund’s underlying assets. The Adviser seeks to select closed-end funds for the Fund’s portfolio whose shares are trading at a discount or premium relative to their underlying net asset values (“NAV”). A closed-end fund’s shares that are traded on an exchange may be bought or sold at a market price that is lower or higher than the per-share value of the closed-end fund’s underlying assets; when this occurs, the shares are considered to be traded at a discount or premium, respectively. The Fund may generate income in the form of capital gains when the Fund sells shares of a closed-end fund whose shares the Fund initially purchased at discount and whose NAV has subsequently moved closer to the per-share value of its underlying assets. The Fund may also receive income generated from distributions from its holdings in closed-end funds and may employ a dividend capture strategy in which the Fund purchases shares of a closed-end fund just prior to the ex-dividend date to capture the dividend distribution, then selling it after the dividend is paid.

In selecting securities for the Fund’s portfolio, the Adviser uses a top-down macro asset allocation approach to select closed-end funds that the Adviser believes will contribute to the achievement of the Fund’s investment objective. Investments in closed-end funds will generally fall within a custom asset class designed by the Adviser to replicate a broader investment class. Such asset classes include:

●	Investment Grade Corporate Bonds: U.S.-registered corporate debt securities rated BB+ or above by at least two credit rating agencies.

●	High Yield Corporate Bonds: U.S.-registered corporate debt securities rated BB+ or below by at least two credit rating agencies, which are considered speculative grade.

●	Municipal Bonds: U.S. state or local municipalities issued debt securities backed by either a revenue source or the entity’s general funds. The bonds may or may not be exempt from federal and some state or local taxes.

●	Convertible Bonds: U.S. corporate bonds that can be exchanged for common stock in the issuing company.

●	Leveraged Loans: U.S. issued bank loans to speculative grade companies that typically pay a coupon consistent with a variable rate, plus a credit spread.

●	Mortgage-Backed Securities: Securities issued by participants in housing and commercial real estate finance, as well as other real estate-related markets.

●	Emerging Market Fixed Income Securities: Securities issued by countries and corporations in emerging markets. The Fund defines emerging markets as countries in the MSCI Emerging Market Index or that we consider to be emerging markets based on our evaluation of their level of economic development or the size and experience of their securities markets.

●	Aggregate Fixed Income Securities: A combination of emerging market debt securities (sovereign and corporate), U.S. agency mortgage-backed securities, U.S. or foreign corporate debt securities, preferred stocks, and various asset-backed securities.

●	U.S. High Yielding Equity: Securities issued by U.S.-domiciled companies that include REITs, utilities companies, and preferred stocks.

Relative concentrations of investments within asset classes, as well as the number of asset classes, may vary depending on market conditions, performance of the asset classes relative to and independent of other asset classes, and the relative risk profiles of the asset classes, among other reasons. The Fund is not required to invest in each of the asset classes at all times.

In order to select closed-end funds for the Fund, the Adviser uses a quantitative approach to measuring the relative value of each closed-end funds in an attempt to find closed-end funds that are trading at a discount or premium to their NAV. Factors involved in this quantitative measuring process include, but are not limited to, the percentage of the discount or premium of the closed-end fund to its underlying asset values and the closed-end fund’s dividend yield.

While the Fund will invest primarily in closed-end funds, the Fund may invest up to 30% of its assets in exchange-traded funds (“ETFs”) that are representative of an asset class if, in the Adviser’s discretion, the ETFs will provide a better investment opportunity or liquidity for the asset class. The Fund, and the closed-end funds in which the Fund invests, may invest in derivatives, including listed and over-the-counter index futures, options and swaps, for hedging purposes to mitigate interest rate, equity, credit, commodity, currency and volatility risks. The Fund may invest in cash and cash equivalents to offset leverage, credit, and interest rate exposure within the Fund’s holdings in closed-end funds.

While the Fund may sell or reduce its position in a security for a variety of reasons when appropriate and consistent with the Fund’s investment objective and policies, the Fund generally will sell or reduce its position in a closed-end fund when its discount-to-NAV has reverted to or has moved significantly above its fair value, as determined by the Adviser, and a more favorable holding for the Fund exists. The Fund may also sell or reduce its positions when attempting to rebalance the distribution of Fund assets among asset classes in the interest of affecting the Fund’s relative risk levels and expected returns.

Rareview Tax Advantaged Income ETF

The Fund is a “fund of funds” that seeks to achieve its investment objective principally through investments in unaffiliated closed-end funds that are registered under the the “1940 Act. Under normal market conditions, the Fund will invest in municipal bond closed-end funds trading at a discount or premium to their underlying net asset value and that pay regular periodic cash distributions.

Closed-end funds are investment companies registered with the SEC that issue a fixed number of shares through an initial public offering, after which shares will typically be traded on an exchange such as the NYSE or the Nasdaq National Market System. Unlike open-end investment companies, shares of closed-end funds are not redeemable with the fund on a daily basis. A share in a closed-end fund represents an investment in the underlying assets held by the closed-end fund. A closed-end fund’s value increases or decreases due to various factors, including but not limited to general market conditions, the market’s confidence in the closed-end fund adviser’s ability to generate desired investment returns, and investor confidence in the closed-end fund’s underlying assets. The Adviser seeks to select closed-end funds for the Fund’s portfolio whose shares are trading at a discount or premium relative to their underlying NAV. A closed-end fund’s shares that are traded on an exchange may be bought or sold at a market price that is lower or higher than the per-share value of the closed-end fund’s underlying assets; when this occurs, the shares are considered to be traded at a discount or premium, respectively. The Fund may generate income in the form of capital gains when the Fund sells shares of a closed-end fund whose shares the Fund initially purchased at discount and whose NAV has subsequently moved closer to the per-share value of its underlying assets. The Fund may also receive income generated from distributions from its holdings in closed-end funds, and may employ a dividend capture strategy in which the Fund purchases shares of a closed-end fund just prior to the ex-dividend date to capture the dividend distribution, then selling it after the dividend is paid.

While the Fund will invest primarily in closed-end funds, the Fund may invest up to 30% of its assets in ETFs that are representative of municipal bonds if, in the Adviser’s discretion, the ETFs will provide a better investment opportunity or liquidity for the asset class. The Fund, and the closed-end funds in which the Fund invests, may invest in derivatives, including listed and over-the-counter index futures, options and swaps, for hedging purposes to mitigate interest rate, equity, credit, commodity, currency and volatility risks. The Fund may invest in cash and cash equivalents to offset leverage and interest rate exposure within the Fund’s holdings in closed-end funds.

While the Fund may sell or reduce its position in a security for a variety of reasons when appropriate and consistent with the Fund’s investment objective and policies, the Fund generally will sell or reduce its position in a closed-end fund when its discount-to-NAV has reverted to or has moved significantly above its fair value, as determined by the Adviser, and a more favorable holding for the Fund exists. The Fund may also sell or reduce its positions when attempting to rebalance the distribution of Fund assets among asset classes in the interest of affecting the Fund’s relative risk levels and expected returns.

Rareview Inflation/Deflation ETF

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective through investments in inflation-protected U.S. Treasury securities (“TIPS”), exchange traded funds that primarily invest in TIPS, or other U.S. Treasury securities. The Fund seeks to achieve its investment objective over a business cycle which it defines as approximately 60 months. The Adviser invests the Fund’s assets in TIPS or ETFs that primarily invest in TIPS when the Adviser believes the market is in an inflationary environment. The Adviser invests in U.S. Treasury securities when the Adviser believes the market is in a deflationary environment. TIPS are U.S. government bonds (specifically, Treasury securities) whose principal amount increases with inflation, as measured by the Consumer Price Index (“CPI”) and are designed to protect investors from inflation risk. The Fund may purchase Treasuries or TIPS of any maturity.

The Fund will also either invest in a combination of cash, cash equivalents, and exchange traded and over-the-counter fixed income derivatives based on the Adviser’s outlook on current interest rates. The Fund may invest in any of the following exchange traded and over-the-counter fixed income derivatives:

•           U.S. treasury futures (contracts for the purchase and sale of U.S. government notes or bonds for future delivery);

•           Options on U.S. treasury futures (contracts that provide the buyer the right (rather than an obligation) to buy or sell the underlying instrument at a predetermined price and expiration date);

•           Short-term interest rate futures (contract that derives its value from the interest rate at maturation);

•           U.S. interest rate swaps (agreement between two parties to exchange one stream of interest payments for another); and

•           Options on inflation-linked benchmarks such as the CPI.

The Adviser selects derivatives based upon its evaluation of relative value based on cost, option strike price (price that the option can be bought or sold by the option holder) and maturity (the last date the option or other contract is valid) and will exercise or close the options and other derivatives based on maturity or portfolio rebalancing requirements. The Adviser anticipates purchasing and selling its derivatives on a monthly, quarterly, or annual basis, depending upon the Adviser’s rebalancing strategy and derivatives expiration dates. However, the Adviser may rebalance the Fund’s derivative portfolio on a more frequent basis for a number of reasons such as market volatility or a derivative position has appreciated to the point that the Adviser believes that it is prudent to decrease the Fund’s exposure and realize gains for the Fund’s shareholders.

Rareview Systematic Equity ETF

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing in exchange traded funds that primarily invest in equity securities of domestic, foreign or emerging market issuers of any market capitalization (“Underlying Equity ETFs”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any amounts of borrowings) in Underlying Equity ETFs.

In investing in Underlying Equity ETFs, the Fund seeks investment exposure to one or more of the following equity sub-strategies: (1) U.S Large Capitalization, (2) U.S. Small Capitalization, (3) Emerging Markets, or (4) Non-U.S. Developed Markets securities (each a “sub-strategy and collectively, the “sub-strategies”).

•           U.S. Large Capitalization. The Fund considers large capitalization securities to be those companies with market capitalizations of $10 billion or more.

•           U.S. Small Capitalization. The Fund defines small capitalization companies as those at time of purchase with market capitalizations below $3 billion or in the range of those market capitalizations of companies included in the Russell 2000 Index at the time of purchase.

•           Emerging Markets. The Fund considers an emerging market country to include any country that is (1) generally recognized to be an emerging market country by the international financial community, including the World Bank; (2) classified by the United Nations as a developing country; or (3) included in the MSCI Emerging Markets Index. The adviser determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: (1) the issuer’s primary trading market is in an emerging market; (2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; (3) the investment is included in an index representative of emerging markets; and (4) the investment is exposed to the economic risks and returns of emerging markets.

•           Non U.S. Developed Markets. The Fund defines a developed ex-US ETF as one that is comprised of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada.

In managing the Fund's assets, the adviser utilizes the sub-adviser’s quantitative investment system. The sub-adviser’s proprietary system uses multiple data sets, including price, market volatility, and changes in U.S. credit markets, and algorithms to determine how to allocate the Fund’s portfolio amongst the sub-strategies. When the sub-adviser’s quantitative investment system indicates a positive return for the strategy, the Fund will invest up to 133% of the Fund’s portfolio in the Underlying Equity ETFs and equity index futures contracts that represent the sub-strategies. When the sub-adviser’s quantitative investment system indicates a negative return, the adviser will use equity index futures contracts to provide short investment exposure to the applicable sub-strategy. There may be instances when the sub-adviser’s quantitative investment system indicates a negative return for all four sub-strategies, which will result in the Fund’s assets being primarily invested in cash or cash equivalents. The Fund will use futures to increase the Fund’s combined long and short exposure. The use of futures creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, may amplify the effects of market volatility on the Fund’s net asset value.

PRINCIPAL INVESTMENT RISKS:

The following describes the risks born by the Funds with respect to its investments.

Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

Bank Loan Risk. (Dynamic Fixed Income ETF Only) The Fund’s investments in other funds may indirectly subject the Fund to the risks associated with bank loans to the extent those funds invest in bank loans. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, a fund will depend primarily upon the creditworthiness of the borrower, whose financial condition may be troubled or highly leveraged, for payment of principal and interest. If a fund does not receive scheduled interest or principal payments on such indebtedness, such fund’s share price could be adversely affected. The Fund may invest in loans that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loans of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which a Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the fund. The Fund, as a participant in a loan, has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default. Transactions in many loans settle on a delayed basis, and a fund may not receive the proceeds from the sale of a loan for a substantial period after the sale (i.e., more than seven days after the sale). As a result, sale proceeds related to the sale of loans may not be available to make additional investments until potentially a substantial period after the sale of the loans. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which a Fund may invest is rapidly rising. If a Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Closed-End Fund Risk (Rareview Dynamic Fixed Income ETF and Rareview Tax Advantaged Income ETF Only). Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to their NAV. When the Fund purchases shares of a closed-end fund at a discount to its NAV, there can be no assurance that the discount will decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. Many closed-end funds also utilize leverage, which will expose the Fund to greater risk of significant changes in share prices of the closed-end funds’ share prices, and will require payment of leverage interest or dividend expenses, reducing the closed-end fund’s overall return. Closed-end funds also expose the Fund to illiquidity risks because closed-end funds may have smaller market capitalizations than other exchange-traded investments.

●	Anti-Takeover Measures Risk. Certain closed-end funds may have provisions in their organizational documents intended to limit the ability of third parties to acquire control or change the composition of the closed-end fund’s board. This may discourage a third party from seeking to obtain control of the closed-end fund, which could limit the ability of closed-end fund shareholders to sell their shares at a premium over prevailing market prices.

Control of Underlying Fund Risk (Rareview Dynamic Fixed Income ETF and Rareview Tax Advantaged Income ETF Only). Although the Fund and the Adviser will evaluate regularly each closed-end fund to determine whether its investment program is consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by a closed-end fund. The investment adviser to each closed-end fund may change aspects of its investment strategies at any time. The Adviser will not have the ability to control or otherwise influence the composition of the investment portfolio of a closed-end fund.

Convertible Bond Risk (Rareview Dynamic Fixed Income ETF Only). Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price likely increases when interest rates fall and decreases when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Derivatives Risk. Through its hedging strategies or through its investments in other funds, each Fund may be subject to the risks of investing in derivative securities. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. A Fund may invest in derivatives for hedging purposes. Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of such positions decline, but establishes other positions designed to gain from those same developments, thus potentially offsetting a decline in the portfolio positions’ value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. Moreover, it may not be possible for a Fund to hedge against an exchange rate, interest rate or security price fluctuation that is so generally anticipated that the Fund is not able to enter into a hedging transaction at a price sufficient to protect its assets from the decline in value of the portfolio positions anticipated as a result of such fluctuations.

Each Fund is not required to attempt to hedge portfolio positions and, for various reasons, may determine not to do so. Furthermore, a Fund may not anticipate a particular risk so as to hedge against it. While a Fund may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for a Fund than if a Fund had not engaged in any such hedging transaction. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary. For a variety of reasons, a Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a Fund from achieving the intended hedge or expose a Fund to risk of loss. The successful utilization of hedging and risk management transactions requires skills complementary to those needed in the selection of a Fund’s portfolio holdings.

Derivatives can be volatile. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Fluctuations in a derivative’s value may not correlate with the overall securities markets. Derivatives may be subject to liquidity and counterparty credit risk and may entail investment exposure greater than their notional amount. Future regulation of the derivatives markets may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

●	Counterparty Credit Risk. The stability and liquidity of certain derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in the value of a Fund being less than if the transaction had not been entered into. Furthermore, there is a risk that any of such counterparties could become insolvent and/or the subject of insolvency proceedings. If counterparty becomes insolvent or the subject of insolvency proceedings in the United States (either under the Securities Investor Protection Act or the United States Bankruptcy Code), there exists the risk that the recovery of a Fund’s securities and other assets from such prime broker or broker-dealer will be delayed or be of a value less than the value of the securities or assets originally entrusted to such prime broker or broker-dealer.

●	Swaps. Swap agreements are two-party contracts entered into primarily by institutional investors. In a standard swap transaction, two parties agree to exchange the returns earned on specified assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular non-U.S. currency, or in a “basket” of securities representing a particular index. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses, and tax planning different from those associated with ordinary securities transactions. Swaps may be difficult to value and may be considered illiquid. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial loss. A Fund may only close out a swap with its particular counterparty and may only transfer a position with the consent of that counterparty. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, a Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will be able to enforce its rights. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

●	Futures. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Moreover, futures positions are marked to market each day and variation margin payment must be paid to or by a Fund. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Although a Fund typically will enter into futures contracts only if an active market exists for the contracts, no assurance can be given that an active market will exist for the contracts at any particular time. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, the Fund could be prevented from promptly liquidating unfavorable positions and thus be subjected to substantial losses.

Dividend Risk (Rareview Dynamic Fixed Income ETF and Rareview Tax Advantaged Income ETF Only). Each Fund’s ability to achieve its investment objectives depends in part upon the Adviser’s ability to anticipate the dividend policies of closed-end funds and the underlying companies in which a Fund invests. It is difficult to anticipate the level of dividends that closed end funds will pay in any given time frame. When the Fund employs dividend capture strategies the Adviser is required to identify and exploit opportunities such as the announcement of major corporate actions, including restructuring initiatives or a special dividend, that may lead to a high level of current dividend income. These situations are typically not recurring in nature or frequency, may be difficult to predict, and may not result in an opportunity that allows the Adviser to fulfill the Fund’s investment objective. In addition, the dividend policies of closed-end funds may be influenced by current economic conditions and favorable U.S. federal tax treatment afforded to dividends. Challenging economic conditions, affecting the general market, an asset class or a specific closed- end fund in a Fund’s portfolio, may limit the opportunity to benefit from the current dividend policies of the closed-end funds in which a Fund invests or may cause such closed-end funds to reduce or eliminate their dividends. In addition, a change in the favorable provisions of the U.S. federal tax laws may limit the Fund’s ability to benefit from dividend increases or special dividends, may cause a widespread reduction in announced dividends and may adversely impact the valuation of the shares of closed-end funds, or the entities in which they invest. The use of dividend capture strategies will expose the Fund to increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of investments subject to dividend capture trading.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent a Fund from buying or selling certain securities or financial instruments. In these circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks. Each Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	Trading Issues. Trading in Shares on the CBOE BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

●	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

●	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Equity Risk (Rareview Dynamic Fixed Income ETF and Rareview Systematic Equity ETF Only). The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Fixed Income Risk. Through its investments in other funds, the Fund may be subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.

Foreign Securities Risk (Rareview Dynamic Fixed Income ETF and Rareview Systematic Equity ETF) The Fund may be indirectly exposed to the risks of foreign securities through its investments in other funds. Investments in foreign securities are subject to special risks above and beyond those normally associated with domestic securities. Foreign securities can be more volatile than domestic securities. Securities markets of other countries are generally smaller than domestic securities markets. Many foreign securities may be less liquid than domestic securities, which could affect the Fund’s investments. The exchange rates between U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of a fund’s investments.

Foreign securities are also subject to higher political, social and economic risks than those of domestic issuers. These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments. Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

Emerging Markets Securities (Rareview Dynamic Fixed Income ETF and Rareview Systematic Equity ETF Only). Investments in the securities of issuers within emerging markets are subject to the risks of foreign securities, as well as additional risks. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; less financial sophistication, creditworthiness, and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which a fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries. Because of these risk factors, a closed-end fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets.

Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be trade in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity, in the markets for the Fund’s underlying holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.

High Yield Fixed Income Securities (Rareview Dynamic Fixed Income ETF and Rareview Tax Advantaged Income ETF Only). A Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may subject the Fund to greater levels of credit and liquidity risk than funds that do not invest in such securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an underlying fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a fund may lose its entire investment.

Illiquidity Risk (Rareview Dynamic Fixed Income ETF and Rareview Tax Advantaged Income ETF Only). Certain of the Fund’s investments may not be readily sold at the desired time or price and may be sold at a lower price or may not have a sufficient market to be sold at all. An inability to sell securities can adversely affect the value of the Fund or prevent the Fund from taking advantage of other investment opportunities. Also, an inability to sell securities may affect the Fund’s ability to meet redemption requests. In certain circumstances, it may be difficult for the Fund to purchase and sell particular portfolio investments in closed-end funds due to infrequent trading in such investments. The prices of such investments may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such investments without an unfavorable impact on prevailing market prices, or make it difficult for the Adviser to dispose of such investments at a fair price or at the time the Adviser believes it is desirable to do so. Closed-end funds that are liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil or economic uncertainty. Illiquid and relatively less liquid investments may be harder to value. The Fund is limited to investing only up to 15% of its net assets (plus borrowings for investment purposes) in illiquid securities.

Investments in Undervalued Securities (Rareview Dynamic Fixed Income ETF and Rareview Tax Advantaged Income ETF Only). The Fund’s investment strategy includes investing in closed-end funds that are, in the Adviser’s opinion, undervalued based on their underlying assets. There is no assurance that the Adviser will successfully identify such investment opportunities. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments may involve a high level of risk, and may result in substantial losses.

Large Capitalization Risk (Rareview Systematic Equity ETF Only). Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Leverage Risk. Although the Fund will not itself employ leverage, the underlying holdings will often employ leverage, subject to investment company limits set forth by the SEC. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Management Style Risk. Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions. The returns from the types of investments purchased by the Fund (e.g., closed-end funds which pay regular periodic cash distributions) may at times be better or worse than the returns from other types of funds. Each type of investment tends to go through cycles of performing better or worse than the market in general. The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

Model Risk. Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the adviser’s mathematical model. No assurance can be given that the fund will be successful under all or any market conditions.

Money Market Mutual Fund Risk. Each Fund may invest in money market mutual funds in order to manage its cash component. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of a Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Mortgage-Backed Securities Risk (Rareview Dynamic Fixed Income ETF Only). Prepayment risk is associated with mortgage-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Underlying Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Underlying Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Underlying Fund to successfully utilize these instruments may depend on the ability of the Adviser’s ability to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset backed securities may be secured by pools of loans, such as student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities may decline and, therefore, may not be adequate to cover underlying investors. Mortgage-backed securities and other securities issued by participants in housing and commercial real estate finance, as well as other real estate-related markets have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards and other loans that may collateralize the securities in which the Underlying Fund may invest could negatively impact the value of the Underlying Fund’s investments. To the extent the Underlying Fund focuses its investments in particular types of mortgage-backed, the Underlying Fund may be more susceptible to risk factors affecting such types of securities.

Municipal Bond Risk (Rareview Dynamic Fixed Income ETF and Rareview Tax Advantaged Income ETF Only). The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds. Investments in inverse floating rate securities typically involve greater risk than investments in municipal bonds of comparable maturity and credit quality and their values are more volatile than municipal bonds due to the leverage they entail.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

Over-the-Counter Market Risk (Rareview Dynamic Fixed Income ETF, Rareview Tax Advantaged Income ETF and Rareview Inflation/Deflation ETF Only). Securities, options, and other derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup. The Fund is also exposed to default by the over-the-counter option writer or derivative counterparty who may be unwilling or unable to perform its contractual obligations to the Fund.

Portfolio Turnover Risk. The Fund may turn over its portfolio investments for a variety of reasons, including for asset allocation rebalances, changes in a closed-end fund’s valuation, temporary defensive positions, dividend capture strategies, or short-term trading strategies. Investments may be sold when, in the opinion of the Adviser, investment considerations warrant such action, without regard to the length of time held. These policies, together with the ability of the Fund to effect short sales of securities and to engage in transactions in derivatives, may have the effect of increasing the Fund’s annual rate of portfolio turnover. If investments are not held for the applicable holding periods, dividends paid on them will not qualify for advantageous U.S. federal tax rates.

Quantitative Model Risk (Rareview Dynamic Fixed Income ETF and Rareview Systematic Equity ETF Only).  Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk (Rareview Dynamic Fixed Income ETF and Rareview Tax Advantaged Income ETF Only). A Fund’s assets may be concentrated in a particular sector or sectors. To the extend that a Fund is concentrated in a particular sector or sectors, a Fund will be subject to the risk that the economic, political or other conditions that have a negative effect on those sectors may negatively impact the Fund to a greater extent than if a Fund’s assets were in a wider variety of sectors.

Short Sales Risk (Rareview Dynamic Fixed Income ETF and Rareview Tax Advantaged Income ETF Only). Selling securities short creates the risk of losing an amount greater than the amount invested. Short selling is subject to the theoretically unlimited risk of loss because there is no limit on how much the price of a stock may appreciate before the short position is closed out. A short sale may result in a sudden and substantial loss if, for example, an acquisition proposal is made for the subject company at a substantial premium over the market price.

Small and Medium Capitalization Risk (Rareview Systematic Equity ETF Only). The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Tax Risk (Rareview Dynamic Fixed Income ETF and Rareview Tax Advantaged Income ETF Only). There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

TIPS Risk (Rareview Inflation/Deflation ETF Only). TIPS are debt instruments issued by the by the United States Department of the Treasury. The principal of TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When TIPS mature, investors are paid the adjusted principal or original principal, whichever is greater. Interest payments on TIPS are unpredictable because they fluctuate as the principal of TIPS are adjusted for inflation. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration. Inflation-indexed bonds generally pay a lower nominal interest rate than a comparable non-inflation-indexed bond. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Fund or applicable underlying ETF will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives.

Underlying Fund Risk. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks, but the adviser expects the principal investments risks of such ETFs will be similar to the risks of investing in the Fund.

●	Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations

●	Market Risk. The prices of the securities in the Underlying Funds are subject to the risks associated with investing in municipal securities, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

●	Call Risk. Closed-end funds and ETFs (“Underlying Funds”) that the Funds may invest in callable bonds. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security or securities with greater risks or other less favorable features. If that were to happen, it would decrease the Fund’s net investment income.

●	Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Duration is the measure of the sensitivity of a debt security to changes in market interest rates. For example, if interest rates increase by 1%, a fixed income security with a duration of two years will decrease in value by approximately 2%.

●	Extension Risk. The risk that if interest rates rise, repayments of principal on certain debt securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

●	Interest rate Risk. The risk that debt instruments will change in value (either positively or negatively) because of changes in interest rates. Generally, a fixed-income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

●	Prepayment Risk. The risk that the issuer of a debt security repays all or a portion of the principal prior to the security’s maturity therefore resulting in lower yields to shareholders of the Fund. The Fund may be unable to re-invest the proceeds in an investment with as great a yield.

●	Non-Diversified Risk. Some of the Underlying Funds may invest a relatively high percentage of their assets in a smaller number of issuers or may invest a larger proportion of their assets in the obligations of a single issuer. Moreover, the gains and losses on an investment in such an Underlying Fund may have a greater impact on the Fund’s NAV and may make the value of the Fund’s investment in such an Underlying Fund more volatile than an investment in more diversified Underlying Funds.

●	Risk of Investment Restrictions. The Fund is subject to the provisions of the 1940 Act that limit the amount that the Fund and its affiliates, in the aggregate, can invest in the outstanding voting securities of any one Underlying Fund. The Fund and its affiliates may not acquire “control” of an Underlying Fund, which is presumed once ownership of an Underlying Fund’s outstanding voting securities exceeds 25%. This limitation could inhibit the Fund’s ability to purchase one or more Underlying Funds.

●	Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.

●	U.S. Credit Ratings. The rating criteria and methodology used by U.S. rating agencies may not be fully transparent and such ratings may not accurately reflect the risk of investing in such instruments.

●	Foreign Credit Ratings. (Dynamic Fixed Income ETF Only) The rating criteria and methodology used by foreign rating agencies may be different from those adopted by most of the established US credit rating agencies. Therefore, such rating systems may not provide an equivalent standard for comparison with securities rated by US credit rating agencies. The rating criteria and methodology used by foreign credit ratings agencies also may not be fully transparent and such ratings may not accurately reflect the risk of investing in such instruments.

●	State Risk. (Rareview Tax Advantaged Income ETF Only) The Fund may invest a significant portion of its assets in municipal obligations of issuers located in a particular state. Consequently, the Fund may be affected by political, economic, regulatory and other developments within that state and by the financial condition of that state’s political subdivisions, agencies, instrumentalities and public authorities.

●	Special Tax Bond Risk. (Rareview Tax Advantaged Income ETF Only) The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition and performance of special tax bonds. Special tax bonds are usually backed and payable through a single tax, or series of special taxes such as incremental property taxes. The failure of the tax levy to generate adequate revenue to pay the debt service on the bonds may cause the value of the bonds to decline. Adverse conditions and developments affecting a. particular project may result in lower revenues to the issuer of the municipal securities, which may adversely affect the value of the Fund’s portfolio.

●	Transportation Bond Risk. (Tax Advantaged Income ETF Only) The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition and performance of transportation bonds. Transportation bonds may be issued to finance the construction of airports, toll roads, highways or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation related securities, as do the presence of alternate forms of transportation, such as public transportation.

●	Water and Sewer Bond Risk. (Rareview Tax Advantaged Income ETF Only) The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition and performance of water and sewer bonds. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer’s importance, monopoly status and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run off or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation and federal environmental mandates are challenges faced by issuers of water and sewer bonds.

U.S. Treasury Futures Contracts Hedge Risk (Rareview Dynamic Fixed Income ETF, Rareview Tax Advantaged Income ETF and Rareview Inflation/Deflation ETF Only). The Adviser, as it deems appropriate intends to hedge against interest rate risk by short selling U.S. Treasury futures contracts. To the extent the Fund holds such short positions, should market conditions cause U.S. Treasury prices to rise, the Fund’s portfolio could experience a loss; and should U.S. Treasury prices rise at the same time municipal bond and/or closed-end municipal bond fund prices fall, these losses will be greater than if the hedging strategy had not been in place. The hedging strategy depends on market conditions and the judgment of the Adviser, and there is no guarantee that the success of the hedging strategy will be successful in mitigating interest rate risk or preventing losses to the Fund’s portfolio.

TEMPORARY DEFENSIVE POSITIONS: The Funds, as well as the underlying investment companies in which each Fund’s invests, may, from time to time, take temporary or defensive positions that are inconsistent with a Fund’s principal investment strategies in an attempt to respond to adverse or unstable market, economic, political, or other conditions, when the Adviser deems it appropriate to do so. During such an unusual set of circumstances, a Fund (or its underlying investment companies) may hold up to 100% of its portfolio in cash or cash equivalent positions. Cash equivalents are highly liquid, short-term securities, such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations. When the Fund (or its underlying investment companies) takes a temporary or defensive position, the Fund may not be able to pursue or achieve its investment objective and could miss favorable market developments.

PORTFOLIO HOLDINGS DISCLOSURE: A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information (“SAI”).

CYBERSECURITY: The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached. Each Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact each Fund’s business operations, potentially resulting in financial losses; interference with each Fund’s ability to calculate its NAV; impediments to trading; the inability of each Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for a Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

INVESTMENT ADVISER: Rareview Capital LLC, located at 1980 Festival Plaza Drive, Suite 300, Las Vegas, NV 89135, serves as Adviser to each Fund. The Adviser is an SEC-registered investment advisory firm formed in 2016.

Subject to the oversight of the Board, the Adviser is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objective and policies. The Adviser also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its investment advisory agreement. For its services, the Rareview Dynamic Fixed Income ETF pays the Adviser a monthly management fee that is calculated at the annual rate of 0.97% of the Fund’s average daily net assets. The Rareview Tax Advantaged Income ETF pays the Adviser a monthly management fee that is calculated at the annual rate of 0.75% of the Fund’s average daily net assets. The Rareview Inflation/Deflation ETF pays the Adviser a monthly management fee that is calculated at 0.73% of the Fund’s average daily net assets. The Rareview Systematic Equity ETF pays the Adviser a monthly management fee of 1.10% of the Fund’s average daily net assets. For the fiscal year ended September 30, 2023, the Rareview Dynamic Fixed Income ETF paid the Adviser (net of fee waivers) 0.95% of the Fund’s average daily net assets. For the fiscal year ended September 30, 2023, the Rareview Tax Advantaged Income ETF paid the Adviser (net of fee waivers) 0.36% of the Fund’s average daily net assets. For the fiscal year ended September 30, 2023, the Rareview Inflation/Deflation ETF paid the Adviser (net of fee waivers) 0.11% of the Fund’s average daily net assets. For the fiscal year ended September 30, 2023, the Rareview Systematic Equity ETF paid the Adviser (net of fee waivers) 0.75% of the Fund’s average daily net assets.

In addition, the Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse each Fund’s expenses until at least January 31, 2025, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) will not exceed 1.50% of the daily average net assets of the Rareview Dynamic Fixed Income ETF, 1.25% of the daily average net assets of the Rareview Tax Advantaged Income ETF, 0.97% of the daily average net assets of the Rareview Inflation/Deflation ETF, and 1.35% of the daily average net assets of the Rareview Systematic Equity ETF (the “Expense Cap”). Each Expense Cap will remain in effect through at least January 31, 2025, and may be terminated at any time upon 60 days’ written notice by the Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the applicable Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment.

Each Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series of the Trust. A discussion regarding the Board’s approval of the Adviser’s management agreement for the Rareview Dynamic Fixed Income ETF and Rareview Tax Advantaged ETF is available in the Funds’ annual shareholder report dated September 30, 2023. A discussion regarding the Board’s approval of the Adviser’s management agreement for Rareview Systematic Equity ETF and Rareview Inflation/Deflation ETF will be available in the Funds’ semi-annual shareholder report dated March 31, 2024.

PORTFOLIO MANAGERS

Each Fund’s portfolio is managed on a day-to-day basis by Neil Azous and Michael Sedacca. Mr. Azous has served as each Fund’s portfolio manager since October 2020 and Mr. Sedacca has served as a portfolio manager since February 1, 2022.

Mr. Azous is the Founder, Managing Member, and Chief Investment Officer of Rareview Capital LLC, which was formed in 2016. Neil heads the firm’s investment team and oversees all portfolio and risk management activities. Neil also serves as the Portfolio Manager to Rareview Funds. Before founding Rareview Capital, Neil was the Founder and Managing Member of Rareview Macro LLC, an independent research and consulting firm. Prior to founding Rareview Macro, Neil was a Managing Director at Navigate Advisors where he specialized in constructing portfolios and advising on risk. On Wall Street, his career included roles at UBS Investment Bank and Donaldson Lufkin & Jenrette, where his responsibilities comprised of trading derivatives, hedging solutions, asset allocation, and fundamental securities analysis. He began his career at Goldman Sachs in Fixed Income, after completing both the firm’s Analyst and Associate training programs. Neil completed graduate-level coursework for an MS in Real Estate at New York University and received his BA in Business Administration from the University of Washington, where he was the recipient of the Bothell Business School 2013 Distinguished Undergraduate Alumnus Award. He is active in various charity and community organizations.

Mr. Sedacca is a Portfolio Manager at Rareview Capital LLC, which was formed in 2016. Michael is a member of the investment team. His responsibilities include portfolio management, research, and trading. Michael also serves as the Portfolio Manager to Rareview Funds. Before Rareview Capital, Michael was a Senior Investment Analyst at Rareview Macro LLC, an independent research and consulting firm. Prior to Rareview Macro, he was responsible for managing the research platform at T3 Live, a premier financial publishing company that specializes in propriety trading and education. Michael completed coursework at the University of North Carolina-Chapel Hill where he played collegiate golf.

The SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed and ownership of Fund shares.

HOW SHARES ARE PRICED

The NAV of each Fund is determined at the close of regular trading (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by determining, the aggregate market value of all assets of the applicable Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The Exchange is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (“Exchange Close”). The NAV takes into account, the expenses and fees of each Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for each Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of creation units, received by each Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the Exchange on that day.

Generally, each Fund’s portfolio securities, including securities issued by ETFs, are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded on any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated execution of these procedures to the Adviser as the “Valuation Designee”. The Adviser may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Funds may use independent pricing services to assist in calculating the value of each Fund’s portfolio securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Funds.

In computing the NAV, the Funds value foreign securities held by a Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the Exchange. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in a Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before a Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using the Funds’ fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine NAV, or from the price that may be realized upon the actual sale of the security.

HOW TO BUY AND SELL SHARES

Shares of the Funds are listed for trading on the Exchange under the symbols RDFI,RTAI, FLTN and RSEE. Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and Shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Authorized Participants that have entered into a contract with the Funds’ distributor may acquire Shares from the Funds, and Authorized Participants may tender their Shares for redemption directly to the Funds, at NAV per Share only in large blocks, or Creation Units, of 10,000 Shares. Purchases and redemptions directly with the Funds must follow each Fund’s procedures, which are described in the SAI.

The Funds may liquidate and terminate at any time without shareholder approval.

Share Trading Prices

The approximate value of shares of a Fund, an amount representing on a per share basis the sum of the current market price of the securities accepted by a Fund in exchange for shares of a Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per share of a Fund because the approximate value may not take into account certain Fund expenses and may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. A Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the shares, and a Fund does not make any warranty as to the accuracy of these values.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Shares can only be purchased and redeemed directly from the Funds in Creation Units by Authorized Participants that have entered into a contract with the Funds’ distributor. The vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Funds, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Funds and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objective. However, direct trading by Authorized Participants is critical to ensuring that Shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. In addition, the Funds impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Funds in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Shares.

DISTRIBUTION AND SERVICE PLAN

No distribution or service fees are currently paid by the Funds and will not be paid by the Funds unless authorized by the Trust’s Board of Trustees. There are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions.

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements.

No dividend reinvestment service is provided by the Funds. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Funds for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Funds purchased in the secondary market.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

●	A Fund makes distributions,

●	You sell your Shares listed on the Exchange, and

●	You purchase or redeem Creation Units.

Taxes on Distributions

Distributions from each Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that each Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to federal income tax for non-corporate shareholders who satisfy those restrictions with respect to their Shares at the rate for net capital gain. A part of each Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends each Fund receives from domestic corporations subject to federal income tax (excluding Real Estate Investment Trusts) and excludes dividends from foreign corporations -- subject to similar restrictions.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Funds (if that option is available). Distributions reinvested in additional Shares through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional Shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares and as capital gain thereafter. A distribution will reduce a Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Funds are required to withhold 28% of your distributions and redemption proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

Taxes on Distributions (Tax Advantaged Income ETF Only)

The Fund expects to make monthly distributions of “exempt-interest dividends,” which are exempt from U.S. federal income tax but may be subject to state or local income taxes. Distributions may also consist of ordinary income, capital gains, and/or tax-deferred returns of capital. Although the Fund expects that a significant portion of its distributions will be exempt-interest dividends, no assurance can be given in this regard. Some exempt-interest dividends may be subject to the federal alternative minimum tax to non-corporate shareholders.

You will generally have to pay federal income taxes, as well as any state or local taxes, on taxable distributions received from the Fund, whether paid in cash or reinvested in additional shares. If you sell Fund shares, it is generally considered a taxable event. If you exchange shares of the Fund for shares of another fund, the exchange will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal income tax.

Distributions of net investment income (other than distributions of “qualified dividend income” and exempt-interest dividends) and distributions of net short-term capital gains, are taxable for federal income tax purposes at ordinary income tax rates. Distributions from the Fund’s net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss) are taxable for federal income tax purposes as long-term capital gain, regardless of how long the shareholder has held Fund shares.

You may want to avoid buying shares of the Fund just before it declares a taxable distribution (on or before the record date), because such a distribution will be taxable to you even though it may effectively be a return of a portion of your investment.

The Fund may recognize income (including dividend income) on distributions from the underlying investment companies in which it invests and may also recognize gains and losses if it redeems shares in the underlying investment companies. The structure of the Fund and the reallocation of investments among underlying investment companies could affect the amount, timing, and character of distributions.

To the extent that any portion of a distribution received by a shareholder from the Fund is treated as a return of capital, it will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for federal income tax purposes on the later sale of such Fund shares. After the shareholder’s basis is reduced to zero, the shareholder’s share of any additional distributions in excess of the Fund’s earnings and profits will generally be treated as capital gains. The portion of the Fund’s distributions that may be classified as return of capital is uncertain and can be materially impacted by events that are not subject to the control of the Adviser (e.g., mergers, acquisitions, reorganizations and other capital transactions occurring at the individual CEF and ETF level). Because of these factors, the portion of the Fund’s distributions that is considered return of capital may vary materially from year to year. It is possible that a shareholder could receive a distribution treated as a return of capital during a taxable year in which the Fund operates at a loss.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses from sales of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the Shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price. See “Tax Status” in the SAI for a description of the basis determination methods applicable to Share redemptions and each Fund’s obligation to report basis information to the Service.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Shares under all applicable tax laws. See “Tax Status” in the SAI for more information.

FUND SERVICE PROVIDERS

Collaborative Fund Services, LLC is the administrator to the Trust (the “Administrator”). It has its principal office at 500 Damonte Ranch, Parkway Building 700, Unit 700, Reno, NV 89521.

Citi Fund Services Ohio, Inc. is the Funds’ sub-administrator, transfer agent, and fund accountant. It has its principal office at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Citibank N.A., 388 Greenwich Street, New York, NY 10048, is the Funds’ custodian.

ACA Foreside Fund Services, LLC (the “Distributor”), Three Canal Plaza, Suite 100, Portland, ME 04101, is the distributor for the shares of the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Thompson Hine LLP, 41 South High Street, 17th Floor, Columbus, Ohio 43215, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, WI 53202, serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

OTHER INFORMATION

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the period of each Fund’s operations. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund. The September 30, 2023 information for each Fund has been derived from the financial statements audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ September 30, 2023 annual report, which is available upon request.

Rareview Dynamic Fixed Income ETF	Year Ended September 30, 2023	Year Ended September 30, 2022	October 20, 2020(a) through September 30, 2021

Net Asset Value, Beginning of Period	$21.93	$29.46	$25.00

Net Investment Income (Loss)	1.06 (b)	0.93 (b)	1.21
Net Realized and Unrealized Gains (Losses) on
Investments	(0.44)	(6.54)	4.32
Total from Investment Activities	0.62	(5.61)	5.53

Distributions from Net Investment Income	(1.35)	(1.26)	(1.07)
Distributions from Net Realized Gains on
Investments	—	(0.65)	—
Return of Capital	(0.13)	(0.01)	—
Total Distributions	(1.48)	(1.92)	(1.07)

Net Asset Value, End of Period	$21.07	$21.93	$29.46
Net Assets at End of Period (000’s)	$36,449	$38,934	$67,764

Total Return at NAV(c)(d)	2.59%	(20.10)%	22.35%
Total Return at Market(d)(e)	2.65%	(20.16)%	22.63%

Ratio of Net Expenses to Average Net Assets(f)(g)	1.50%	1.47%	1.50%
Ratio of Gross Expenses to Average
Net Assets(f)(g)(h)	1.52%	1.38%	1.70%
Ratio of Net Investment Income (Loss) to
Average Net Assets(f)(i)	4.75%	3.57%	5.11%
Portfolio Turnover(d)(j)	128%	132%	74%

(a)      Commencement of operations.

(b)      Calculated based on average shares method.

(c)      Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)      Not annualized for periods less than one year.

(e)      Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)      Annualized for periods less than one year.

(g)      Excludes expenses of the investment companies in which the Fund invests.

(h)      If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(i)       Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j)       Excludes the impact of in-kind transactions.

Rareview Tax Advantaged Income ETF	Year Ended September 30, 2023		Year Ended September 30, 2022	October 20, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$19.66		$27.93	$25.00

Net Investment Income (Loss)	0.65	(b)	0.78 (b)	0.72
Net Realized and Unrealized Gains (Losses) on
Investments	(1.54)		(7.72)	2.88
Total from Investment Activities	(0.89)		(6.94)	3.60

Distributions from Net Investment Income	(0.66)		(0.76)	(0.67)
Distributions from Net Realized Gains on
Investments	—		(0.57)	—
Total Distributions	(0.66)		(1.33)	(0.67)

Capital Share Transaction Fees
(See Note 5 in Notes to Financial Statements)	0.00	(c)	—	—

Net Asset Value, End of Period	$18.11		$19.66	$27.93
Net Assets at End of Period (000’s)	$18,924		$15,731	$19,552

Total Return at NAV(d)(e)	(4.84)%		(25.86)%	14.49%
Total Return at Market(e)(f)	(4.47)%		(26.20)%	14.81%

Ratio of Net Expenses to Average Net Assets(g)(h)	1.25%		1.25%	1.25%
Ratio of Gross Expenses to Average Net Assets(g)(h)(i)	1.64%		1.51%	2.03%
Ratio of Net Investment Income (Loss) to
Average Net Assets(g)(j)	3.23%		3.20%	2.94%
Portfolio Turnover(e)(k)	31	%(l)	65%	78%

(a)      Commencement of operations.

(b)      Calculated based on average shares method.

(c)      Less than $0.005.

(d)      Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)      Not annualized for periods less than one year.

(f)      Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(g)     Annualized for periods less than one year.

(h)      Excludes expenses of the investment companies in which the Fund invests.

(i)       If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(j)       Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment.

(k)     Excludes the impact of in-kind transactions.

(l)      Portfolio Turnover decreased significantly this year as the variance of municipal bond closed-end funds discount-to-NAV and yield differentials were very low, so therefore tactical rotation for discount-to-NAV capture was less opportunistic during the period.

Rareview Inflation/Deflation ETF	Year Ended September 30, 2023	January 5, 2022(a) through September 30, 2022
Net Asset Value, Beginning of Period	$22.90	$25.00

Net Investment Income (Loss)(b)	0.46	0.15
Net Realized and Unrealized Gains (Losses) on Investments	(3.12)	(2.14)
Total from Investment Activities	(2.66)	(1.99)

Distributions from Net Investment Income	(0.42)	(0.11)
Distributions from Net Realized Gains on Investments	—	—
Return of Capital	(0.01)	—
Total Distributions	(0.43)	(0.11)

Net Asset Value, End of Period	$19.81	$22.90
Net Assets at End of Period (000’s)	$18,427	$12,020

Total Return at NAV(c)(d)	(11.76)%	(8.02)%
Total Return at Market(d)(e)	(11.40)%	(8.00)%

Ratio of Net Expenses to Average Net Assets(f)(g)	0.94%	0.87	%(h)
Ratio of Gross Expenses to Average Net Assets(f)(g)(j)	1.56%	1.92	%(j)
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(k)	2.11%	0.84%
Portfolio Turnover(d)(l)	346%	390%

(a)      Commencement of operations.

(b)      Calculated based on average shares method.

(c)      Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)      Not annualized for periods less than one year.

(e)      Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)      Annualized for periods less than one year.

(g)      Excludes expenses of the investment companies in which the Fund invests.

(h)      The ratio of net expenses to average net assets would have been 0.88% had certain expenses not been voluntarily waived for the period ended September 30, 2022.

(i)       The ratio of gross expenses to average net assets would have been 1.93% had certain expenses not been voluntarily waived for the period ended September 30, 2022.

(j)       If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(k)      Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(l)       Excludes the impact of in-kind transactions.

Rareview Systematic Equity ETF	Year Ended September 30, 2023	January 20, 2022(a) through September 30, 2022
Net Asset Value, Beginning of Period	$24.54	$25.00

Net Investment Income (Loss)(b)	0.21	0.11
Net Realized and Unrealized Gains (Losses) on Investments	0.55	(0.57	)(c)
Total from Investment Activities	0.76	(0.46)

Distributions from Net Investment Income	(0.12)	—
Distributions from Net Realized Gains on Investments	(0.42)	—
Total Distributions	(0.54)	—

Net Asset Value, End of Period	$24.76	$24.54
Net Assets at End of Period (000’s)	$34,545	$25,152

Total Return at NAV(d)(e)	3.20%	(1.85)%
Total Return at Market(e)(f)	3.14%	(1.80)%

Ratio of Net Expenses to Average Net Assets(g)(h)	1.23%	0.97	%(i)
Ratio of Gross Expenses to Average Net Assets(g)(h)(k)	1.51%	1.69	%(j)
Ratio of Net Investment Income (Loss) to Average Net Assets(g)(l)	0.82%	0.66%
Portfolio Turnover(e)(m)	124%	237%

(a)      Commencement of operations.

(b)      Calculated based on average shares method.

(c)      Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)      Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)      Not annualized for periods less than one year.

(f)      Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(g)      Annualized for periods less than one year.

(h)      Excludes expenses of the investment companies in which the Fund invests.

(i)       The ratio of net expenses to average net assets would have been 0.98% had certain expenses not been voluntarily waived for the period ended September 30, 2022.

(j)       The ratio of gross expenses to average net assets would have been 1.70% had certain expenses not been voluntarily waived for the period ended September 30, 2022.

(k)      If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(l)      Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(m)    Excludes the impact of in-kind transactions.

PRIVACY NOTICE

Collaborative Investment Series Trust

Rev. November 2017

FACTS	WHAT DOES COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●           Social Security number and wire transfer instructions

●           account transactions and transaction history

●           investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

 1

Reasons we can share your personal information:	Does Collaborative Investment Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes – to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-888-783-8637

 2

PRIVACY NOTICE

Collaborative Investment Series Trust

What we do:
How does Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Collaborative Investment Series Trust does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●    Collaborative Investment Series Trust does not share with nonaffiliates so they can market to you.

 3

Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Collaborative Investment Series Trust doesn’t jointly market.

 4

Adviser	Rareview Capital LLC 1980 Festival Plaza Drive, Suite 300, Las Vegas, NV 89135	Distributor	ACA Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101
Custodian	Citibank, N.A. 388 Greenwich Street, New York, NY 10048	Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700, Columbus, OH 43215
Sub-Administrator & Transfer Agent	Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219	Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 342 North Water Street, Suite 830, Milwaukee, WI 53202

Additional information about the Funds is included in the Funds’ SAI dated February 1, 2023. The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Funds’ policies and management. Additional information about the Funds’ investments will also be available in the Funds’ Annual and Semi-Annual Reports to Shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Funds, or to make shareholder inquiries about the Funds, please call 1-888-783-8637.

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

Investment Company Act File # 811-23306

 5

RAREVIEW DYNAMIC FIXED INCOME ETF

Ticker Symbol: RDFI

RAREVIEW TAX ADVANTAGED INCOME ETF

Ticker Symbol: RTAI

RAREVIEW INFLATION/DEFLATION ETF

Ticker Symbol: FLTN

RAREVIEW SYSTEMATIC EQUITY ETF

Ticker Symbol: RSEE

each a series of Collaborative Investment Series Trust

STATEMENT OF ADDITIONAL INFORMATION

February 1, 2024

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the combined Prospectus of the Rareview Dynamic Fixed Income ETF, Rareview Tax Advantaged Income ETF, Rareview Inflation/Deflation ETF, and Rareview Systematic Equity ETF (each a “Fund”, and collectively the “Funds”) dated February 1, 2024. The Funds’ Prospectus is hereby incorporated by reference, which means it is legally part of this document. You can obtain copies of the Funds’ Prospectus, annual or semiannual reports without charge by contacting the Funds’ Distributor, ACA Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04191 or by calling 1-888-783-8637. You may also obtain a Prospectus by visiting the Funds’ website at www.rareviewcapital.com.

i

THE FUNDS

Each Fund is a diversified series of Collaborative Investment Series Trust, a Delaware statutory trust organized on July 26, 2017 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”).

Each Fund may issue an unlimited number of shares of beneficial interest. All shares of each Fund have equal rights and privileges. Each share of each Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of a Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by such Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of a Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Each Fund’s investment objectives, restrictions and policies are more fully described here and in the Prospectus. The Board may start other series and offer shares of a new fund under the Trust at any time. Each Fund is an exchange-traded fund, which is a registered open-end management company that issues (and redeems) creation units (“Creation Units”) to (and from) authorized participants (“Authorized Participants”) in exchange for a basket and a cash balancing amount (if any) and the shares of which are listed on a national securities exchange and traded at market-determined prices. An Authorized Participant is a financial institution that is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the financial institution to place orders for the purchase and redemption of Creation Units. Creation Units are a specified number of the Fund’s shares (e.g., 25,000) that the Fund will issue to (or redeem from) an Authorized Participant in exchange for the deposit (or delivery) of a basket and a cash balancing amount if any.

The Funds will issue and redeem Creation Units principally in exchange for an in-kind deposit of a basket of designated securities (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. The Funds are both expected to be approved for listing, subject to notice of issuance, on CBOE BZX Exchange, Inc. (the “Exchange”). Shares will trade on an Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of a Fund, a share split, reverse split or the like, the Trust may revise the number of Shares in a Creation Unit.

Each Fund reserves the right to offer creations and redemptions of Shares for cash. In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 115% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees, may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions. See PURCHASE, REDEMPTION AND PRICING OF SHARES below.

The Rareview Inflation/Deflation ETF and the Rareview Systematic Equity ETF are “commodity pools” under the U.S. Commodity Exchange Act (“CEA”), and their U.S. SEC-registered Investment Adviser, Rareview Capital LLC (the “Adviser”), is registered as an “commodity pool operator” with the Commodity Futures Trading Commission (“CFTC”) and is a member of the National Futures Association (“NFA”). As a registered commodity pool operator with respect to the Funds, the Adviser must comply with various regulatory requirements under the CEA, and the rules and regulations of the CFTC and the NFA, including investor protection requirements, antifraud prohibitions, disclosure requirements, and reporting and recordkeeping requirements. The Adviser is also subject to periodic inspections and audits by the CFTC and NFA.

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TYPES OF INVESTMENTS

The investment objective of the Funds and the descriptions of the Funds’ principal investment strategies are set forth under “Investment Objective” and Principal Investment Strategies” in the Prospectus. The Funds’ investment objectives are not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust.

The following pages contain more detailed information about the types of instruments in which a Fund may invest directly or indirectly as a principal or non-principal investment strategy. These instruments include other investment companies and strategies Rareview Capital LLC (the “Adviser”) employs in pursuit of the Funds’ investment objective and a summary of related risks.

Securities of Other Investment Companies

The Fund invests in securities of other investment companies, including closed-end funds (“CEFs”) and exchange-traded funds (“ETFs”). The Funds’ investments in such securities involve certain additional expenses and certain tax results, which would not be present in a direct investment in such underlying funds. Due to legal limitations, the Funds will be prevented from: 1) purchasing more than 3% of an investment company’s - outstanding shares; 2) investing more than 5% of a Fund’s assets in any single such investment company, and 3) investing more than 10% of a Fund’s assets in investment companies overall; unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission (“SEC”); and (ii) the underlying investment company and a Fund take appropriate steps to comply with any conditions in such order. In the alternative, a Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired underlying fund) does not exceed the limits on sales loads established by Financial Industry Regulatory Authority (“FINRA”) for funds of funds. In addition to ETFs, a Fund may invest in other investment companies such as open-end mutual funds or closed-end funds, within the limitations described above. Each investment company is subject to specific risks, depending on the nature of a Fund. Underlying ETFs, CEFs, and mutual funds may employ leverage, which magnifies the changes in the underlying stock or other index upon which they are based.

Open-End Investment Companies

A Fund and any “affiliated persons,” as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any underlying fund. Accordingly, when affiliated persons hold shares of any of the underlying fund, a Fund’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference. The 1940 Act also provides that an underlying fund whose shares are purchased by a Fund will be obligated to redeem shares held by a Fund only in an amount up to 1% of the underlying fund’s outstanding securities during any period of less than 30 days. Shares held by a Fund in excess of 1% of an underlying fund’s outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of a Fund’s total assets.

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Under certain circumstances an underlying fund may determine to make payment of a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, a Fund may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying fund(s) are made independently of a Fund and the Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result would be an indirect expense to a Fund without accomplishing any investment purpose.

Exchange Traded Funds (“ETFs”)

ETFs are generally passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and typically provide the investor with diversification, cost and tax efficiency, liquidity, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”). Under certain circumstances, the adviser may invest in ETFs, known as “inverse funds,” which are designed to produce results opposite to market trends. Inverse ETFs are funds designed to rise in price when stock prices are falling.

ETFs typically have two markets. The primary market is where institutions swap “creation units” in block-multiples of, for example, 50,000 shares for in-kind securities and cash. Unlike mutual funds, the primary market for ETFs exists between a Fund and Authorized Participants .. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded at net asset value (“NAV”), which is calculated at the end of a trading day. ETFs share many similar risks with open-end and closed-end funds.

Foreign Securities

Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to a Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of a Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

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To the extent currency exchange transactions do not fully protect a Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which a Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of a Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of a Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Initial Public Offering

Each Fund may purchase shares issued as part of, or a short period after, a company’s initial public offering (“IPO”) and may at times dispose of those shares shortly after their acquisition. An IPO is the first sale of stock by a private company to the public. A Fund’s purchase of shares issued in an IPO exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers may be volatile and share prices of newly public companies may fluctuate up and down significantly over short periods of time.

Short Sales

A Fund may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. A Fund is required to make a margin deposit in connection with such short sales; a Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Fund covers its short position, a Fund will incur a loss; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

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To the extent a Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker. A short sale is “against the box” to the extent a Fund contemporaneously owns or has the right to obtain at no added cost, securities identical to those sold short.

Equity Securities

Equity securities include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Preferred Stock

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

A Fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

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Real Estate Investment Trusts

A Fund may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although a Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of a Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

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Warrants

Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Depositary Receipts

Sponsored and unsponsored American Depositary Receipts (“ADRs”), are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Exchange Traded Notes (“ETNs”)

ETNs are typically unsecured and unsubordinated notes. ETN returns are based upon the performance of one or more underlying indicators and typically, no periodic coupon payments are distributed, and no principal protections exists, even at maturity. ETNs are listed on an exchange and traded in the secondary market. An ETN can be held until maturity, at which time the issuer pays the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. Because fees reduce the amount of return at maturity or upon redemption, if the value of the underlying indicator decreases or does not increase significantly, a Fund may receive less than the principal amount of its investment at maturity or upon redemption. In addition, the value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying indicator, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the underlying indicator. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. There may be restrictions on a Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. A decision by a Fund to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.

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Emerging Markets Securities

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Certificates of Deposit and Bankers’ Acceptances

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may be secured by letters of credit, a surety bond or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

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Information on Time Deposits and Variable Rate Notes

Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

The commercial paper obligations are typically unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a Fund and the issuer. It permits daily changes in the amounts invested. A Fund, typically, has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct investment arrangements between a Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to a Fund’s investment restriction on illiquid securities unless such notes can be put back to the issuer (redeemed) on demand within seven days.

Insured Bank Obligations

The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. A Fund may elect to purchase bank obligations in small amounts so as to be fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

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Closed-End Investment Companies

A Fund may invest its assets in closed-end investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) or, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

Each Fund generally will purchase shares of closed-end funds only in the secondary market. A Fund will incur normal brokerage costs on such purchases similar to the expenses a Fund would incur for the purchase of securities of any other type of issuer in the secondary market. A Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

A Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. A Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

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United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

United States Government Agencies

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“Ginnie Mae”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Farm Credit Banks, the Federal National Mortgage Association (“Fannie Mae”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association).

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues PCs, which represent interests in conventional mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

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On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

Securities Options

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®. Indices may also be based on an industry or market segment, such as the NYSE Arca Oil Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange and the NASDAQ PHLX.

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A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be affected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event a Fund will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to affect a closing purchase transaction will not be able to sell the underlying instrument until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by a Fund expires unexercised, a Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, a Fund will realize a gain if the premium received by a Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and a Fund will realize a gain or loss.

Certain Risks Regarding Options

There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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Successful use by a Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and a Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by a Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, a Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to affect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions

Transactions using options (other than options that a Fund has purchased) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. A Fund will comply with SEC guidelines regarding cover for these instruments.

Assets used as cover cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

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Options on Futures Contracts

A Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options

A Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when a Fund writes a dealer option, it may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom a Fund originally wrote the option. While a Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets it is obligated to under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such a sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, a Fund will treat dealer options as subject to a Fund’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, a Fund will change its treatment of such instruments accordingly.

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Spread Transactions

A Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that a Fund does not own, but which is used as a benchmark. The risk to a Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Repurchase Agreements

A Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as a Fund) purchases a security (known as the “underlying security”) from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to a Fund on repurchase. In either case, the income to a Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by a Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while a Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Trading in Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold, and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when a Fund purchases or sells a security, no price would be paid or received by a Fund upon the purchase or sale of a futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

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If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” A Fund expects to earn interest income on margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is affected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

When-Issued, Forward Commitments and Delayed Settlements

A Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. A Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives.

A Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into and may sell securities it has committed to purchase before those securities are delivered to a Fund on the settlement date. In these cases, a Fund may realize a taxable capital gain or loss. When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

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The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day a Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid Investments and Restricted Securities

A Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”)) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted securities and other illiquid investments may be subject to the potential for delays on resale and uncertainty in valuation. A Fund might be unable to dispose of illiquid investments promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. A Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by NASDAQ.

Under guidelines adopted by the Board, the Funds’ Adviser may determine that Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. The determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organizations (“NRSROs”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

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Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of a Fund’s assets invested in illiquid investments if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities

For the purpose of achieving income, a Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) a Fund may at any time call the loan and obtain the return of securities loaned, (3) a Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of a Fund.

Regulation as a Commodity Pool Operator

The Trust, on behalf of the Rareview Dynamic Income ETF and Rareview Tax Advantaged Income ETF, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each Fund's operations. Accordingly, each Fund is not subject to registration or regulation as a commodity pool operator.

The Rareview Inflation/Deflation ETF and Rareview Systematic Equity ETF are “commodity pools” under the U.S. Commodity Exchange Act (“CEA”), and the Adviser is registered as a “commodity pool operator” with the Commodity Futures Trading Commission (“CFTC”) and is a member of the National Futures Association (“NFA”). As a registered commodity pool operator with respect to the Rareview Inflation/Deflation ETF and Rareview Systematic Equity ETF, the Adviser must comply with various regulatory requirements under the CEA, and the rules and regulations of the CFTC and the NFA, including investor protection requirements, antifraud prohibitions, disclosure requirements, and reporting and recordkeeping requirements. The Adviser is also subject to periodic inspections and audits by the CFTC and NFA.

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TEMPORARY DEFENSIVE POSITION

Each Fund, as well as the underlying investment companies in which a Fund invests, may, from time to time, take temporary defensive positions that are inconsistent with a Fund’s investment objective and principal investment strategies in an attempt to respond to adverse or unstable market, economic, political, or other conditions when the Adviser deems it appropriate to do so. During such an unusual set of circumstances, a Fund (or its underlying investment companies) may hold up to 100% of its portfolios in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities). When a Fund (or its underlying investment companies) takes a temporary or defensive position, a Fund may not be able to pursue or achieve its investment objective.

INVESTMENT RESTRICTIONS

The Funds have adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of a Fund, which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of a Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of a Fund. The Funds may not:

Issue senior securities, except as otherwise permitted under the 1940 Act, and the rules and regulations promulgated thereunder;

Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that a Fund has an asset coverage of 300% for all borrowings and repurchase commitments of a Fund pursuant to reverse repurchase transactions;

Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that a Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities);

Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts);

Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry or group of industries. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.);

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Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that those Funds that are registered as commodity pools are not subject to this limitation, and except that all the Funds may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities; or

Make loans to others, except that a Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and sub-participations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, (v) enter into transactions where each loan is represented by a note executed by the borrower, and (vi) make time deposits with financial institutions and invest in instruments issued by financial institutions. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

If a restriction on a Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments of a Fund’s investment portfolio, resulting from changes in the value of a Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

With respect to fundamental investment limitation 2 above, if a Fund’s asset coverage falls below 300%, a Fund will reduce borrowing within 3 days in order to ensure that a Fund has 300% asset coverage.

With respect to Fundamental Investment Restriction #5, if a Fund invests in one or more investment companies that concentrates its investments in a particular industry, a Fund will examine its other investment company holdings to ensure that a Fund is not indirectly concentrating its investments in a particular industry.

Although fundamental investment restriction #7 reserves for a Fund the ability to make loans, there is no present intent to loan money or portfolio securities and additional disclosure will be provided if such a strategy is implemented in the future.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE FUNDS. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

1.	80% Investment Policy. The Rareview Dynamic Fixed Income ETF has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of borrowing for investment purposes) in fixed income closed-end funds.

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Shareholders of the Rareview Dynamic Fixed Income ETF will be provided with at least 60 days’ prior notice of any change in the Fund’s policy.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted a policy regarding the disclosure of information about a Fund’s portfolio holdings. A Fund and its service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in a Fund or in other investment companies or accounts managed by the Adviser or any affiliated person of the Adviser) in connection with the disclosure of portfolio holdings information of a Fund. The Trust’s policy is implemented and overseen by the Chief Compliance Officer of the Trust, subject to the oversight of the Board. Periodic reports regarding these procedures will be provided to the Board. The Trust, the Adviser and the Distributor will not disseminate non-public information concerning the Trust. The Board must approve all material amendments to this policy.

Each business day, a Fund’s portfolio holdings information will generally be provided for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants (as defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of a Fund in the secondary market. This information typically reflects a Fund’s anticipated holdings as of the next Business Day. Access to information concerning each Fund’s portfolio holdings may be permitted to personnel of third-party service providers, including a Fund’s custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of a Fund.

A Fund discloses on the Adviser’s website at www.rareviewcapital.com at the start of each Business a table/chart showing the number of days a Fund’s shares traded at a premium or discount during the most recently completed calendar year and calendar quarters of the current year; in certain instances disclosure that the premium or discount was greater than 2% along with a discussion of the factors that materially contributed to the premium or discount; and median bid-ask spread over the most recent thirty calendar days.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of a Fund’s portfolio holdings with the SEC on Form N-Port. The Trust will also disclose a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters.

Form N-PORT and Form N-CSR for a Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-PORT and Form N-CSR will be available without charge, upon request, by calling 1-888-783-8637.

The Adviser. Personnel of the Adviser, including personnel responsible for managing the Fund’s portfolio, may have full daily access to Fund’s portfolio holdings since that information is necessary in order for the Adviser to provide its management, administrative, and investment services to the Funds. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, as demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

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Collaborative Fund Services, LLC, is the Funds’ administrator. Its personnel have daily access to the Funds’ portfolio holdings in order to provide the agreed upon-services to the Trust.

Citi Fund Services Ohio, Inc. is the Funds’ accountant and sub-administrator; therefore, its personnel have full daily access to the Funds’ portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Citibank N.A. is custodian for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Cohen & Company, Ltd. is the Funds’ independent registered public accounting firm; therefore, its personnel have access to the Funds’ portfolio holdings in connection with auditing of the Funds’ annual financial statements and providing assistance and consultation in connection with SEC filings.

Thompson Hine LLP is counsel to the Trust; therefore, its personnel have access to the Funds’ portfolio holdings in connection with review of the Funds’ annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of a Fund’s portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall a Fund, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

Compliance with Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with a Fund’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect a Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

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MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the Securities and Exchange Commission and are available upon request. The Board consists of five (5) individuals, four of whom are not “interested persons” (as defined under the 1940 Act) of the Trust or any investment adviser to any series of the Trust (“Independent Trustees”). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by Gregory Skidmore, who has served as the Chairman of the Board since November 5, 2021. Mr. Skidmore is considered an “Interested” Trustees as defined in the 1940 Act, because of his ownership interest in Collaborative Fund Services, LLC (“CFS”). CFS serves as administrator to the Trust. The Board is comprised of Mr. Skidmore and four other Trustees, none of whom are an interested person (“Independent Trustees”). The Independent Trustees have not selected a Lead Independent Trustee. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, and, more generally, in-practice (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Generally, the Trust believes it best to have a single leader who is seen by shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman together with the Audit Committee and the full Board, provide effective leadership that is in the best interests of the Trust and the Funds shareholders because of the Board’s collective business acumen and understanding of the regulatory framework under which investment companies must operate.

Board Risk Oversight

The Board of Trustees is comprised of Mr. Gregory Skidmore, an Interested Trustee, and four Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information, and the Audit Committee’s communications with the independent registered public accounting firm.

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Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Gregory Skidmore – Interested Trustee – Mr. Skidmore has fifteen years of financial industry experience, holds a series 65 license, and possesses a strong understanding of the regulatory framework under which investment companies operate. He graduated from Connecticut College in 1999 with a Bachelor of Arts in Economics and History.

Dean Drulias Esq. – Independent Trustee – Mr. Drulias has been a practicing attorney for over thirty years. He has extensive experience and possesses a strong understanding of the regulatory framework under which financial entities must operate. Additionally, he is well versed in corporate and transactional law.

Shawn Orser – Independent Trustee – Mr. Orser has over ten years’ experience in the financial services industry, spanning from Merrill Lynch to the hedge fund industry. Mr. Orser holds a FINRA Series 7, Series 63, Series 55, and Series 66 licenses. He has a Bachelor of Science in Finance from Syracuse University.

Fredrick Stoleru – Independent Trustee – Mr. Stoleru has over two decades of financial industry experience, holds both FINRA Series 7 and Series 63 licenses, and has a Master’s degree in Business Administration from Georgetown University. Like other trustees, his experience has given him a strong understanding of the regulatory framework under which investment companies operate.

Ronald Young Jr. – Independent Trustee - Mr. Young currently serves as the President of Young Consulting, LLC, a company that provides business consulting. He also, serves as President of Tri-State LED, Inc., a corporation that provides comprehensive LED lighting solutions. Previously, he co-founded and served as the managing partner for a diversified private equity capital firm and real estate development company.

The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes the Board highly effective.

The following tables provide information about the Board of Trustees and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, term of office and length of time served, and principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o Collaborative Fund Services, LLC, 500 Damonte Ranch Parkway Building 700, Unit 700, Reno NV 89521. Unless otherwise noted, each officer is elected annually by the Board.

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Name, Address and Year of Birth*	Position(s) held with the Funds	Term of Office/Length of Time Served**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships held by Trustee During the Past Five Years
Dean Drulias, Esq. Year of Birth: 1947	Trustee	Indefinite/November 2017 - Present	Attorney (self-employed) (since 2012).	16	Trustee for Belpointe PREP Manager, LLC
Shawn Orser Year of Birth: 1975	Trustee	Indefinite/November 2017 - Present	CEO, Seaside Advisory (6/2016-Present).	16	Trustee for Belpointe PREP Manager, LLC. 2021-present
Fredrick Stoleru Year of Birth: 1971	Trustee	Indefinite/November 2017 - Present	COO of Belpointe Prep, LLC since September 2022, Chief Executive Officer and President of Atlas Resources LLC since February 2017, Vice President and General Partner of Atlas Growth Partners, L.P. since 2013, Principal at Hepco Capital Management (2018-2022).	16	None
Ronald Young Jr. Year of Birth: 1974	None	Indefinite/March 2020 - Present	President - Young Consulting, Inc. (2008-Present); President – Tri State LED, Inc. (2010-Present).	16	Trustee for Belpointe PREP Manager, LLC. 2021-present

Interested Trustees and Officers

Name, Address and Year of Birth*	Position(s) Held with the Funds	Term of Office/Length of Time Served**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Gregory Skidmore**** Year of Birth: 1976	Trustee and President	Indefinite/November 2017 - Present	President, Belpointe Asset Management, LLC since 2007.	16	None
Kyle R. Bubeck Year of Birth: 1955	Chief Compliance Officer	Since October 2021	President and Founder of Beacon Compliance Consulting, Inc. (since 2010).	N/A	N/A
William McCormick Year of Birth: 1964	Treasurer	Since October 2021	Senior Wealth Advisor – Belpointe Asset Management (since 2019); Wealth Advisor – Advisory Services Network (2016 to 2019).	N/A	N/A
Brad Rundbaken Year of Birth: 1970	Secretary	Since October 2021	Manager –Collaborative Fund Services, LLC (since 2018); Wealth Advisor – Belpointe Asset Management (2015 to 2018).	N/A	N/A

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*	The address for each Trustee and Officer listed is 500 Damonte Ranch Parkway Building 700, Unit 700, Reno NV 89521.

**	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

***	As of February 1 2024, the Trust was comprised of 16 active series. The term “Fund Complex” applies only to the Collaborative Investment Series Trust.

****	Mr. Skidmore is considered an “Interested” Trustee as defined in the 1940 Act, because of his ownership interest in Collaborative Fund Services, LLC.

Board Committees

Audit Committee

The Board has an Audit Committee that consists of Mr. Stoleru, Mr. Orser, and Mr. Drulias, all of whom are Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter.

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Each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will a fee based on the net assets of each fund for his attendance at the regularly scheduled meetings of the Board, to be paid in arrears of each calendar quarter, as well as reimbursement for any reasonable expenses incurred.

None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees received from each Fund and the Trust for the fiscal period ended September 30, 2023. Each Independent Trustee is expected to attend all quarterly meetings during the period. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Estimated Aggregate Compensation from the Funds	Estimated Total Compensation From Funds and Fund Complex* Paid to Trustees
Gregory Skidmore	0	0
Dean Drulias	$4,900	$20,051.30
Shawn Orser	$4,900	$20,051.30
Fred Stoleru	$4,900	$20,051.30
Ronald Young Jr.	$4,900	$20,051.30

* The term “Fund Complex” refers to the active series of the Collaborative Investment Series Trust, and those series of the Trust active during the fiscal year ended September 30, 2023.

Management and Trustee Ownership

As of December 31, 2023, the Trustees and officers, as a group, owned no shares of any Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants. As of January 11, 2022, the Trust does not have information regarding the record or beneficial ownership of shares of the Fund held in the names of DTC participants, as DTC has not provided the Trust with access to such information.

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INVESTMENT ADVISER

Investment Adviser and Advisory Agreement

The Trustees selected Rareview Capital LLC as the investment adviser to the Funds. Neil Azous, by virtue of his ownership of greater than 25% of the Advisor, is considered to be a control person of the Adviser. Neil Azous is the Managing Member and acts as its Chief Investment Officer.

Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the oversight of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.97% of the average daily net assets of the Rareview Dynamic Fixed Income ETF, an annual rate of 0.75% of the average daily net assets of the Rareview Tax Advantaged Income ETF, an annual rate of 0.73% of the average daily net assets of the Rareview Inflation/Deflation ETF and an annual rate of 1.10% of the average daily net assets of the Rareview Systematic Equity ETF. The Agreement will continue for an initial term of two years, and may be renewed on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of a Fund. In either event, it must also be approved by a majority of the Trustees who are neither party to the agreement nor interested persons as defined in the Investment Company Act of 1940, as amended, at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of a Fund on not more than 60 days’ written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

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For the fiscal periods ended September 30, 2023 and September 30, 2022, each Fund paid the Advisor investment advisory fees pursuant to the terms of the Investment Advisory Agreement as follows:

Fund		9/30/2023	9/30/2022	9/30/2021(a)
Rareview Dynamic Fixed Income ETF	Advisory Fees Paid Waived and/or Reimbursed or (Recoupment of Previously Waived Fees)	$394,310 $6,178	$529,493 $(48,672)	$243,668 $48,672
Rareview Tax Advantaged Income ETF	Advisory Fees Paid Waived and/or Reimbursed or (Recoupment of Previously Waived Fees)	$150,192 $78,585	$146,803 $51,481	$66,586 $69,755
Rareview Inflation/Deflation ETF	Advisory Fees Paid Waived and/or Reimbursed or (Recoupment of Previously Waived Fees)	$120,673 $101,777	$46,270 $65,731	$0 $0
Rareview Systematic Equity ETF	Advisory Fees Paid Waived and/or Reimbursed or (Recoupment of Previously Waived Fees)	$384,177 $102,421	$86,156 $71,992	$0 $0
(a)	For the period from the commencement of operations on October 20, 2020 through September 30, 2021.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2025, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.50% of the average daily net assets of the Rareview Dynamic Fixed Income ETF, 1.25% of the average daily assets of the Rareview Tax Advantaged Income ETF, 0.97% of the average daily net assets of the Rareview Inflation/Deflation ETF, and 1.35% of the average daily assets of the Rareview Systematic Equity ETF. These fee waivers and expense reimbursements are subject to possible recoupment from a Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days’ written notice to the Adviser. Prior to February 1, 2023, the expense limitations were 0.87% and 0.97% for Rareview Inflation/Deflation ETF and Rareview Systematic Equity ETF, respectively.

A discussion regarding the Board’s approval of the Adviser’s management agreement for the Rareview Dynamic Fixed Income ETF and Rareview Tax Advantaged ETF is available in the Funds’ annual shareholder report dated September 30, 2023. A discussion regarding the Board’s approval of the Adviser’s management agreement for Rareview Systematic Equity ETF and Rareview Inflation/Deflation ETF will be available in the Funds’ semi-annual shareholder report dated March 31, 2024.

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Codes of Ethics

The Trust, the Adviser and the Distributor have each adopted codes of ethics (each a “Code”) under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the Codes, the Trustees are permitted to invest in securities that may also be purchased by the Fund.

In addition, the Trust has adopted a code of ethics (the “Trust Code”), which applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote (i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by a Fund; (iii) compliance with applicable governmental laws, rule and regulations; (iv) the prompt internal reporting of violations of the Trust Code to an appropriate person or persons identified in the Trust Code; and (v) accountability for adherence to the Trust Code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser or its designee, subject to the Board’s continuing oversight. The Policies require that the Adviser or its designee vote proxies received in a manner consistent with the best interests of a Fund and shareholders. The Policies also require the Adviser or its designee to present to the Board, at least annually, the Adviser’s Proxy Policies, or the proxy policies of the Adviser‘s designee, and a record of each proxy voted by the Adviser or its designee on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

Where a proxy proposal raises a material conflict between the Adviser’s interests and a Fund’s interests, the Adviser will resolve the conflict by voting in accordance with the policy guidelines or at the client’s directive using the recommendation of an independent third party. If the third party’s recommendations are not received in a timely fashion, the Adviser will abstain from voting the securities held by that client’s account. A copy of the Adviser’s and proxy voting policies is attached hereto as Appendix A.

More information. Information regarding how the Funds voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Funds at 1-888-783-8637; and (2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. In addition, a copy of the Funds’ proxy voting policies and procedures are also available by calling 1-888-783-8637 and will be sent within three business days of receipt of a request.

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THE DISTRIBUTOR

ACA Foreside Fund Services, LLC, located at Three Canal Plaza, Suite 100, Portland, ME 04101, (the “Distributor”) serves as the principal underwriter and national distributor for the shares of a Fund pursuant to an underwriting agreement with the Trust (the “Underwriting Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the FINRA. The offering of each Fund’s shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of each Fund’s shares, will use reasonable efforts to facilitate the sale of a Fund’s shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by a Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board or by vote of a majority of the outstanding shares of a Fund on 60 days written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days written notice to a Fund. The Underwriting Agreement will automatically terminate in the event of its assignment.

The Distributor may enter into selling agreements with broker-dealers that solicit orders for the sale of shares of a Fund and may allow concessions to dealers that sell shares of a Fund.

The Distributor is not compensated by a Fund. Instead, the Adviser pays the Distributor for certain distribution related services.

PORTFOLIO MANAGERS

Neil Azous and Michael Sedacca each serve as the portfolio managers to the Funds and are primarily responsible for the day-to-day management of the Funds. As of September 30, 2023, each portfolio manager is responsible for the portfolio management of the following types of accounts in addition to the Funds:

Neil Azous

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in millions)
Registered Investment Companies	4	$116	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	42	$67	0	0

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Michael Sedacca

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in millions)
Registered Investment Companies	3	$80	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	42	$67	0	0

Conflicts of Interest

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of a Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute a Fund’s portfolio trades and/or specific uses of commissions from the Fund’s portfolio trades (for example, research, or “soft dollars”, if any). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.

Compensation

Each Portfolio Manager’s compensation is tied to the management fee earned by the Adviser for its services provided to the Funds. Each Portfolio Manager earns no compensation directly from the Funds.

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Ownership of Securities

The following table shows the dollar range of equity securities beneficially owned by the portfolio manager in the Funds as of September 30, 2023:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Rareview Tax Advantaged Income ETF	Dollar Range of Equity Securities in the Rareview Dynamic Fixed Income ETF	Dollar Range of Equity Securities in the Rareview Inflation/Deflation ETF	Dollar Range of Equity Securities in the Rareview Systematic Equity ETF
Neil Azous	$10,001-50,000	$10,001-50,000	0	$10,001-50,000
Michael Sedacca	$10,001-50,000	$10,001-50,000	$10,001-50,000	0

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Funds are made by the portfolio manager who is an employee of the Adviser. The Adviser is authorized by the Trustees to allocate the orders placed by them on behalf of the Funds to brokers or dealers who may, but need not, provide research or statistical material or other services to the Funds or the Adviser for the Funds’ use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

●	the best net price available;

●	the reliability, integrity and financial condition of the broker or dealer;

●	the size of and difficulty in executing the order; and

●	the value of the expected contribution of the broker or dealer to the investment performance of the Funds on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Funds may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to the Funds. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Funds transactions may primarily benefit accounts other than the Funds, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Funds. For the fiscal periods ended September 30, 2023, September 30, 2022, and September 30, 2021 each Fund paid the following in brokerage commissions:

Fund	9/30/23	9/30/22	9/30/21
Rareview Dynamic Fixed Income ETF	$157,731	$291,017	$115,148
Rareview Tax Advantaged Income ETF	$44,337	$121,214	$34,811
Rareview Inflation/Deflation ETF	$80,089	$65,806	$0
Rareview Systematic Equity ETF	$54,947	$35,479	$0

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PORTFOLIO TURNOVER

Each Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by a Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund. A 100% turnover rate would occur if all of a Fund’s portfolio securities were replaced once within a one-year period. For the fiscal periods ended September 30, 2023 and September 30, 2022, the Funds had the following portfolio turnover rates:

Fund	9/30/23	9/30/22	9/30/21
Rareview Dynamic Fixed Income ETF	128%	132%	74%
Rareview Tax Advantaged Income ETF	31%	65%	78%
Rareview Inflation/Deflation ETF	346%	390%	0%
Rareview Systematic Equity ETF	124%	237%	0%

OTHER SERVICE PROVIDERS

Fund Administration

Collaborative Fund Services, LLC serves as the administrator to the Trust (the “Administrator”), which has its principal office at 500 Damonte Ranch, Parkway Building 700, Unit 700, Reno, NV 89521. Citi Fund Services Ohio, Inc. serves as the sub-administrator to the Fund (the "Sub- Administrator"), has its principal office at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, and is primarily in the business of providing administrative, fund accounting and regulatory filing services to retail and institutional mutual funds and ETFs. The Administrator supervises the Trust’s operations, including the services that the Sub-Administrator provides to the Fund.

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Pursuant to a Fund Services Agreement with the Funds, the Administrator provides administrative services to the Fund, subject to the oversight of the Board. The Administrator may provide people to serve as officers of the Funds. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Fund Services Agreement will remain in effect for one year from the effective date of the agreement and will remain in effect subject to annual approval of the Board for one-year periods thereafter. The Fund Services Agreement is terminable by the Board or the Administrator on sixty days' written notice and may be assigned provided the non-assigning party provides prior written consent. This Fund Services Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

The Administrator provides or causes to provide the Funds with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund’s custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

For administrative services rendered to the Funds under the Agreement, the Funds pays the Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets. For the fiscal periods ended September 30, 2023, and September 30, 2022, the Funds paid the Administrator:

Fund	9/30/2023*	9/30/2022*
Rareview Dynamic Fixed Income ETF	$69,105	$91,190
Rareview Tax Advantaged Income ETF	$34,043	$33,275
Rareview Inflation/Deflation ETF	$28,102	$11,303
Rareview Systematic Equity ETF	$63,811	$17,851

*Expense does not include deductions for waivers.

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Fund Sub-Administration

The Sub-Administrator assists in supervising all operations of the Funds (other than those performed by Collaborative Fund Services as administrator), subject to the supervision of the Board pursuant to a services agreement (the “Services Agreement”).

Unless sooner terminated, the Services Agreement is in effect as to the Funds for a period of one year and for consecutive one-year terms thereafter. The Services Agreement provides that in the absence of willful misconduct, fraud or gross negligence on the part of the Sub-Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Services Agreement, the Sub-Administrator calculates Trust expenses and makes disbursements;  prepares shareholder reports and reports to the SEC on Forms N-CEN and N-PORT; coordinates dividend payments; calculates the Fund’s performance information; assist with the preparation of the Trust’s tax returns; monitors the Funds’ status as regulated investment companies under the Code; assists in developing portfolio compliance procedures; reports to the Board amounts paid under shareholder service agreements; assists with regulatory compliance; and assists with liquidity and derivatives risk management services, among other services.

For sub-administrative services rendered to the Fund under the Services Agreement, the Funds pays the Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets. For the fund accounting services rendered to the Fund under the Services Agreement, the Fund pays the Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets. For the fiscal periods ended September 30, 2023 and September 30, 2022, the Funds paid the Sub-Administrator:

Fund	9/30/2023	9/30/2022
Rareview Dynamic Fixed Income ETF	$81,558	$49,600
Rareview Tax Advantaged Income ETF	$82,233	$50,522
Rareview Inflation/Deflation ETF	$50,465	$15,053
Rareview Systematic Equity ETF	$50,158	$15,379

Custodian

Citibank N.A., located at 388 Greenwich Street, New York NY 10048 (the “Custodian”), serves as the custodian of the Funds’ assets pursuant to a Custodian Agreement by and between the Custodian and the Trust on behalf of the Funds. The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments. Pursuant to the Custodian and Transfer Agent Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. Each Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Compliance Officer

Beacon Compliance Consulting Inc. (“Beacon”), P.O. Box 11550, Overland Park, KS, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between Beacon and the Trust. Beacon’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act. For the compliance services rendered to each Fund, each Fund pays Beacon a reoccurring fund fee and a fee per the fund. Each Fund also pays Beacon for any out-of-pocket expenses.

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DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series or classes. Matters such as election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal, per-class, dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Funds. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. The Trust’s secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading “Net Asset Value,” (“NAV”) of a Fund’s shares is determined by dividing the total value of a Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of a Fund.

The Administrator calculates each Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day that the Exchange is open. NAV is calculated by deducting all of each Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value. The NAV for the Funds will be calculated and disseminated daily. The value of each Fund’s portfolio securities is based on market value when market quotations are readily available.

Exchange-traded securities, such as common and preferred stocks, ETFs, ETPs, ETNs, closed-end funds, REITs, MLPs, REOCs and similar instruments, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the Exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser. If a security’s market price is not readily available, the security will be valued at fair value as determined by the Adviser as the Trust’s fair value designee in accordance with the Trust’s valuation policies and procedures approved by the Board. The values of assets denominated in foreign currencies are converted into U.S. dollars based on the mean of the current bid and asked prices by major banking institutions and currency dealers.

Bonds, notes, debentures or similar instruments are valued by a pricing service when the Adviser believes such prices are accurate and reflect the fair market value of such securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review by the Board of Trustees. Short-term investments having a maturity of 60 days or less may be amortized to maturity, provided such valuations represent par value.

Futures contracts listed for trading on a futures exchange or board of trade for which market quotations are readily available are valued at the last quoted sales price or, in the absence of a sale, at the mean of the last bid and ask prices.

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Even when market quotations are available, they may be stale or unreliable because the validity of market quotations appears to be questionable; the number of quotations is such as to indicate that there is a thin market in the security; a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value; or the Adviser is aware of any other data that calls into question the reliability of market quotations such as issuer-specific events, which may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

Because foreign markets may be open on different days than the days during which a shareholder may purchase Shares, the value of a Fund’s investments may change on days when shareholders are not able to purchase Shares.

Creation Units

Each Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Creation Unit is an aggregation of 10,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of a Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

Authorized Participants

To purchase or redeem any Creation Units, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in a Fund’s Creation Units.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant and therefore must still transact through an Authorized Participant may incur additional charges. There are expected to be a limited number of Authorized Participants at any one time.

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Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate a Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse a Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by a Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of each Fund.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Funds are listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	2.00%

* As a percentage of the amount invested.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

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Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of a Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to a Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from a Fund.

On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for a Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

A Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. A Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, a Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. A Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

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Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the second Business Day following the Transmittal Date for securities (“T+2”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to a Fund, together with such additional information as may be required by the Distributor or Transfer Agent. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to a Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to a Fund for any losses incurred by a Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of a Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by a Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to a Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to a Fund, immediately available or same day funds in U.S. dollars estimated by a Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

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Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by a Fund. A Fund’s determination shall be final and binding.

Each Fund reserves the right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor under certain circumstances including but not limited to (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Funds, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once a Fund has accepted an order, upon next determination of a Fund’s NAV, a Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until a Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. The delivery of Creation Units will generally occur no later than T+2.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the Deposit Securities (or cash -in-lieu) have been delivered to a Fund’s account at the applicable local sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and a Fund will issue and cause the delivery of the Creation Unit. While, as stated above, Creation Units are generally delivered on T+2, a Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

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A Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, a Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to a Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, a Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to a Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by a Fund. More information regarding a Fund’s current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of a Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from a Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to a Fund.

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If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for a Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu

Each Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. Each Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, a Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. Each Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to a Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to a Fund. Each Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in a Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by a Fund.

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Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to a Fund, together with such additional information as may be required by the Distributor or Transfer Agent. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to a Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from a Fund’s accounts at the applicable local sub-custodian(s).

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Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once a Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+2. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to a Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Redemption Securities, a Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period.

Cash Redemption Method

When cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in a Fund.

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Each Fund has qualified and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, a Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of a Fund will be computed in accordance with Section 852 of the Code.

Net investment income includes dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of a Fund. Capital losses may be carried forward indefinitely and retain the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders. For the fiscal period ended September 30, 2023, the following Funds had tax loss carryforwards:

	Short-Term Amount	Long-Term Amount	Total
Rareview Dynamic Fixed Income ETF	$6,613,119	$2,306,263	$8,919,382
Rareview Tax Advantaged Income ETF	$2,280,405	$1,741,285	$4,021,690
Rareview Inflation/Deflation ETF	$2,183,108	$656,595	$2,839,803
Rareview Systematic Equity ETF	N/A	$856,612	$856,612

Each Fund intends to distribute all of its net investment income and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Dividends from net investment income, if any, are declared and paid quarterly by a Fund. Each Fund distributes its net realized capital gains, if any, to shareholders annually no later than December 31 of each year. Both types of distributions will be in shares of a Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, a Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of a Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of each Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers that a Fund controls and that are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

 49

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such a Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rate generally applicable to corporations. Shareholders of a Fund generally would not be liable for income tax on a Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from a Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of a Fund.

Each Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to a Fund during the preceding calendar year. Under ordinary circumstances, each Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are generally exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain; regardless of the length of time the shares of the Trust have been held by such shareholders.

Under current law, certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from a Fund and net gains from the disposition of shares of a Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in a Fund.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

 50

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, a Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if a Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Tax Provisions

The Funds will not be able to offset gains distributed by any Underlying Fund in which it invests against losses incurred by another Underlying Fund in which it invests because the Underlying Funds cannot distribute losses. The Fund’s sales of shares in an Underlying Fund, including those resulting from changes in the allocation among Underlying Funds, could cause the Fund to recognize taxable gains or losses. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the Fund. The Fund may sell shares of an Underlying Fund earlier than it ordinarily would in order to affect a desired allocation of its assets among Underlying Funds, or for other reasons, and such sales may cause income that would otherwise have been realized in the form of exempt-interest dividends from an Underlying Fund instead to be realized as a taxable gain on the sale of Underlying Fund shares. Further, a portion of losses on sales of shares in the Underlying Funds may be deferred. Short-term capital gains earned by an Underlying Fund will be treated as ordinary dividends when distributed to the Fund and therefore may not be offset by any short-term capital losses incurred by the Fund. Thus, the Fund’s short-term capital losses may instead offset its long-term capital gains, which might otherwise be eligible for reduced U.S. federal income tax rates for individual and certain other noncorporate shareholders. Net capital gain distributions by an Underlying Fund will be treated as long-term capital gain, even if the Funds have held shares of the Underlying Fund for less than one year. If not disallowed under certain wash sale rules and rules applicable to dispositions of regulated investment companies distributing exempt-interest dividends and held for six months or less, any loss incurred by the Fund on the sale of such Underlying Fund shares that have a tax holding period of six months or less will be treated as long-term capital loss to the extent of the gain distribution received on the shares disposed of by the Funds. Those long-term capital losses may offset the Fund’s long-term capital gains, which might otherwise be eligible for reduced U.S. federal income tax rates for individual and certain other noncorporate shareholders. As a result of these factors, the use of the fund-of-funds structure by the Funds could adversely affect the amount, timing and character of distributions to its shareholders.

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Because the Funds intend that at least 50% of their total assets will consist of obligations described in Section 103(a) of the Code, exempt-interest dividends attributable to such obligations and paid by the Funds should be exempt from regular federal income taxes. Other distributions from the Fund’s net investment income and distributions of net short-term capital gains are taxable to a U.S. shareholder as ordinary income, whether paid in cash or additional shares.

If the Funds receive dividends (other than a capital gain dividend) in respect of any share of REIT stock with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend, then Fund dividends attributable to that REIT dividend income (as reduced by certain Fund expenses) may be reported by the Funds as eligible for the 20% deduction for “qualified REIT dividends” generally available to noncorporate shareholders under the Code. In order to qualify for this deduction, noncorporate shareholders must meet minimum holding period requirements with respect to their Fund shares.

Distributions of net capital gain, if any, that the Funds reports as capital gain dividends will be taxable to non-corporate shareholders as long-term capital gain without regard to how long a shareholder has held shares of the Funds. The Funds may retain certain amounts of capital gains and designate them as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amounts so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Funds on those undistributed amounts against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their federal income tax basis in their shares by an amount equal to the excess of the amounts of undistributed net capital gain included in their respective income over their respective income tax credits.

Dividends and distributions (other than exempt-interest dividends) from the Funds and net gain from the redemption of Fund shares will generally be taken into account in determining a shareholder’s “net investment income” for purposes of the additional Medicare tax applicable to certain individuals, estates and trusts.

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The Code generally permits tax-exempt interest received by the Funds (directly or indirectly through Underlying Funds) to be distributed by the Fund as “exempt-interest dividends” to the Fund’s shareholders. That part of the Funds net investment income which is attributable to interest from tax-exempt obligations or to exempt-interest dividends received by the Funds from Underlying Funds, and which is distributed to shareholders will be reported by the Funds as “exempt-interest dividends” under the Code. Exempt-interest dividends are generally excluded from a shareholder’s gross income under the Code but are nevertheless required to be reported on the shareholder’s U.S. federal income tax return. Exempt-interest dividends may be considered taxable for certain state and local income tax purposes and may be subject to federal alternative minimum tax. The percentage of income reported as exempt-interest dividends for a month may differ from the percentage of distributions consisting of tax-exempt interest during that month. That portion of the Fund’s dividends not reported as exempt-interest dividends will be taxable as described above.

Because the Fund’s may distribute exempt-interest dividends, interest on indebtedness incurred by shareholders, directly or indirectly, to purchase or carry shares is not deductible for U.S. federal income tax purposes. Investors receiving social security or railroad retirement benefits should be aware that exempt-interest dividends received from the Funds may, under certain circumstances, cause a portion of such benefits to be subject to federal income tax. Furthermore, a portion of any exempt-interest dividend paid by the Fund that represents income derived from certain revenue or private activity bonds held by the Funds may not retain their tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. Moreover, some or all of the exempt-interest dividends distributed by the Funds may be a specific preference item, or a component of an adjustment item, for purposes of the federal alternative minimum tax. Corporate shareholders are not subject to the alternative minimum tax.

Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to the federal alternative minimum tax, the federal “branch profits” tax, or the federal “excess net passive income” tax.

Certain tax-exempt educational institutions are subject to a 1.4% tax on net investment income. For these purposes, certain dividends (excluding exempt-interest dividends) and capital gain distributions, and certain gains from the disposition of Fund shares (among other categories of income), are generally taken into account in computing a shareholder’s net investment income.

Distributions in excess of earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholder’s basis in his or her Fund shares. A distribution treated as a return of capital will reduce the shareholder’s basis in his or her shares, which will result in an increase in the amount of gain (or a decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on a later sale of such shares. After the shareholder’s basis is reduced to zero, any distributions in excess of earnings and profits will be treated as a capital gain, assuming the shareholder holds his or her shares as capital assets. It is possible that a shareholder could receive a distribution treated as a return of capital during a taxable year in which the Fund operates at a loss.

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A redemption of Fund shares may result in recognition of a taxable gain or loss. The gain or loss will generally be treated as a long-term capital gain or loss if the shares were held for more than one year. If the shares were held for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Any loss realized upon a redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares and, if not disallowed, will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the Fund or substantially identical stock or securities are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

The following paragraphs are intended to disclose risks of investments that the Fund may make either directly itself or indirectly through investments of Underlying Funds. Thus, references in the following paragraphs to the “Funds” should be read to include, as applicable, references to one or more “Underlying Funds.”

If the Funds or an Underlying Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Funds or Underlying Fund, as applicable, elects to include market discount in income currently), the Funds or Underlying Fund, as applicable, must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Funds or Underlying Fund, as applicable, must distribute, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid) and net tax-exempt income, including such accrued income to shareholders to avoid federal income and excise taxes. Therefore, the Funds or Underlying Fund, as applicable, may have to sell portfolio securities (potentially under disadvantageous circumstances) to generate cash, or may have to undertake leverage by borrowing cash, to satisfy these distribution requirements. Dispositions of portfolio securities may result in additional gains and additional distribution requirements.

If the Funds or Underlying Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Funds or Underlying Fund, as applicable, elects to include the market discount in income as it accrues as discussed above. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond).

The Funds do not expect to elect to pass through to its shareholders their respective pro rata shares of any qualified foreign taxes paid by the Funds or an Underlying Fund, with the result that shareholders will not be required to include any such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own federal income tax returns.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for a Fund, a Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to a Fund, defer losses to a Fund, cause adjustments in the holding periods of a Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

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To the extent such investments are permissible, certain of a Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of a Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than taxable income, a Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by a Fund in certain passive foreign investment companies (“PFICs”) could subject a Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to treat a PFIC as a qualified electing fund (“QEF”), in which case a Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company.

Each Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of a Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for a Fund to avoid taxation. Making either of these elections, therefore, may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund’s total return.

Foreign Currency Transactions

Each Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, a Fund may be able to elect to “pass through” to a Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Funds. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by a Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of a Fund’s taxable year whether the foreign taxes paid by a Fund will “pass through” for that year.

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Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income will flow through to shareholders of a Fund. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by a Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on individuals, and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. Each Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

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Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Funds may be treated as having OID in the case of certain types of debt securities. Generally, the Funds will be required to include the OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Each Fund may make one or more of the elections applicable to debt securities having OID, which could affect the character and timing of recognition of income.

Each Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest a Fund actually received. Such distributions may be made from the cash assets of a Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). Each Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Other Tax Considerations

Shareholders of the Funds may be subject to state and local taxes on distributions received from a Fund and on redemptions of a Fund’s shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Funds issue to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen & Company, Ltd. (“Cohen”), located at 342 North Water Street, Suite 830, Milwaukee, WI 53202 has been selected as independent registered public accounting firm for each Fund for the current fiscal year. Cohen will perform an annual audit of each Fund’s financial statements and provides financial, tax and accounting services as requested.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

The audited financial statements and report of the independent registered public accounting firm required to be included in this SAI are hereby incorporated by reference to the Annual Report for the Funds for the fiscal year ended September 30, 2023. You can obtain a copy of the Annual Report or Semi-Annual Report without charge by calling the Funds at 1-888-783-8637.

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Appendix A

Adviser Proxy Voting Policies and Procedures

Rareview Capital LLC (“RVC”) has a Proxy Voting Policy that sets forth the general principles used to determine how RVC votes proxies on securities in client accounts or in affiliated funds for which RVC has proxy voting authority.

RVC’s Proxy Voting Policy describes how RVC usually votes proxies on various matters, such as proposals on corporate governance, changes to capital structure and routine matters, including the election of directors and ratification of the appointment of independent auditors. RVC’s Proxy Voting Policy describes how RVC addresses conflicts of interest between RVC and its clients with respect to proxy voting decisions.

In pursuing this policy, RVC votes in a manner that is intended to maximize the value of client assets.

While clients may direct RVC’s vote on a particular solicitation in written communication to RVC, the general policy is to vote proxies in the best interests of clients.

In instances where the proxy relates to an underlying investment company owned by the Registered Investment Company(s), pursuant to requirements of the Investment Company Act of 1940, RVC must cast proxy votes in the same proportion as all other shareholders of the underlying fund.

To resolve conflicts, RVC will abstain from making a voting decision and will forward all of the necessary proxy voting materials to the client to cast the votes or engage an independent proxy voting service.

If you would like a copy of this Proxy Voting Policy or information on how proxies were voted with respect to securities held in your account, please call 1-888-783-8637 or write to Rareview Capital LLC, 1980 Festival Plaza Drive, Suite 300, Las Vegas, NV 89135.

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Mohr Growth ETF

Ticker Symbol: MOHR

Adaptive Core ETF

Ticker Symbol: RULE

Mindful Conservative ETF

Ticker Symbol: MFUL

Mohr Sector Nav ETF

Ticker Symbol: SNAV

PROSPECTUS

February 1, 2024

Advised by: Retireful, LLC 120 N. Washington Suite 300 Lansing, MI 48933

www.mohrfunds.com	(866) 464-6608

This Prospectus provides important information about each Fund that you should know before investing. Please read it carefully and keep it for future reference. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The Funds are listed on the CBOE BZX Exchange, Inc.

FUND SUMMARY: MOHR GROWTH ETF

Investment Objectives:

The Mohr Growth ETF (the “Fund”) seeks to provide capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy, sell, and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.25%
Acquired Fund Fees and Expenses (1)	0.08%
Total Annual Fund Operating Expenses	1.03%

(1)	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s highlights because the financial statements include only direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$105	$328	$569	$1,259

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. For the year ended September 30, 2023, the Fund had a portfolio turnover of 442%.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund is an actively managed exchange traded fund (“ETF”) that is managed by Retireful, LLC (the “Adviser”) and designed for investors looking for long-term growth and who can tolerate large principal value fluctuations. The Adviser seeks to achieve the Fund’s investment objective by using a tactical go-anywhere approach to invest in a wide variety of asset classes, which the Fund defines based on the market capitalization and/or industry classification. The Fund invests in ETFs that invest in equity securities of any market capitalization that are representative of an asset class or an investment style and individual equity securities without regard to market capitalization. The Fund may invest in U.S., foreign, and emerging market issuers. The Fund defines emerging market issuers as those found in countries represented in the MSCI Emerging Market index.

1

The Fund may invest in asset classes and investment styles such as:

●	Blend - ETFs that include a mix of both value and growth stocks.
●	Global- ETFs that invest in companies located anywhere in the world including the investor’s own country.
●	Growth - ETFs with capital appreciation as their primary goal, with little or no dividend payouts.
●	International - ETFs that invest in companies located anywhere in the world outside of its investors’ country of residence.
●	Technology - ETFs that invest in assets of companies involved in the sector of technology.
●	Value - ETFs that follow a value investing strategy and seek to invest in stocks that are deemed to be undervalued in price based on fundamental characteristics.
●	Cash.

The Adviser utilizes a proprietary technology that primarily analyzes the price of securities and ETFs and attempts to identify upward and downward trends. The price of a security is analyzed using multiple mathematical formulas. Each formula is combined to create a composite score for each potential investment and recommends when to buy and sell and how long to hold each security. The Adviser uses composite scores to create a portfolio, generally composed of approximately thirty ETFs. Between ETFs with similar ranks, those with lower expenses and higher liquidity are preferred. When an unexpected market event occurs, the Adviser’s proprietary technology may signal a move of up to the entire portfolio to cash or ETFs that invest in money market funds. The Fund may invest up to 100% of its assets in ETFs of a particular asset class or investment style. In managing the Fund’s portfolio, the Adviser will engage in frequent trading, resulting in a high portfolio turnover rate.

PRINCIPAL RISKS:

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

●	Cash and Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

●	Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

2

●	ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	Exchange Traded Funds Risk: The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each other ETF is subject to specific risks, depending on the nature of the ETF.

●	Foreign Securities Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities market.

●	Management Risk: The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

3

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

●	Money Market Risk: The Fund’s investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected change in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price. Recent changes in the regulation of money market funds may affect the operations and structures of money market funds.

●	Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs. Such transactional and brokerage costs have a negative effect on Fund performance. Frequent trading may result in the Fund realizing more short-term capital gains than other funds.

●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Performance:

The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 866) 904-0406 and may also be available at www.mohrfunds.com.

4

Performance Bar Chart

Best quarter: 12/31/2023      10.05%

Worst quarter: 6/30/2022      -11.07%

The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2023, was 3.42%.

5

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2023)

	One Year	Since Inception (11/2/2021)
Return Before Taxes	3.42%	-9.29%
Return After Taxes on Distributions	2.69%	-9.59%
Return After Taxes on Distributions and Sale of Fund Shares	2.03%	-7.10%
S&P 500 Index (1)	26.29%	3.05%

(1)	The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies. Since mid 1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization-weighted. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Investment Adviser: Retireful, LLC.

Portfolio Manager: Dan Mohr, chief executive officer of the adviser, has served as the Fund’s portfolio manager since the Fund’s inception in November 2021.

Purchase and Sale of Fund Shares: The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on CBOE BZX Exchange, Inc. (the “Exchange”) and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan. If you are investing through a tax-free plan, you will be taxed upon withdrawal from your account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

FUND SUMMARY: ADAPTIVE CORE ETF

Investment Objectives:

Adaptive Core ETF (the “Fund”) seeks to provide capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy, sell, and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1)	0.00%
Other Expenses	0.32%
Acquired Fund Fees and Expenses(1)	0.08%
Total Annual Fund Operating Expenses	1.10%

(1)	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$112	$350	$606	$1,340

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. For the year ended September 30, 2023, the Fund had a portfolio turnover of 425%.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund is an actively managed exchange traded fund (“ETF”) that is managed by Retireful, LLC (the “Adviser”). The Adviser believes the Fund is ideal for investors seeking long-term capital appreciation but who prefer to minimize principal fluctuation. The Adviser seeks to achieve the Fund’s investment objective by using a tactical go-anywhere approach to invest in a wide variety of asset classes, which the Fund defines based on the market capitalization and/or industry classification. The Fund invests in individual equity securities without regard to market capitalization and ETFs that invest in equity securities of any market capitalization including convertible equity securities and fixed income ETFs.

7

The Fund’s portfolio may hold securities from issuers of any market capitalization, credit quality, maturity, or country. Fixed income securities may include securities with credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the Adviser to be of similar credit quality. Foreign securities include issuers from emerging market countries. The Fund defines emerging market issuers as those found in countries represented in the MSCI Emerging Market index.

The Fund may invest in asset classes and investment styles such as:

●	Blend - ETFs that include a mix of both value and growth stocks.
●	Bonds - a fixed income instrument that represents a loan made by an investor to a borrower.
●	Convertibles - bonds or preferred shares, that can be converted into common stock.
●	Core - ETFs seeking stable growth in safer sectors of the economy.
●	Growth - ETFs with capital appreciation as their primary goal, with little or no dividend payouts.
●	High Yield Bonds (Junk Bonds).
●	Income - ETFs that emphasize current income, either on a monthly or quarterly basis, as opposed to capital gains or appreciation.
●	Multi-Sector Bond - ETFs that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities.
●	Cash.

The Adviser utilizes a proprietary technology that primarily analyzes the price of securities and ETFs and attempts to identify upward and downward trends. The price of a security is analyzed using multiple mathematical formulas. Each formula is combined to create a composite score for each potential investment and recommends when to buy and sell and how long to hold each security. The Adviser uses composite scores to create a portfolio, generally composed of approximately thirty ETFs. Between ETFs with similar ranks, those with lower expenses and higher liquidity are preferred by the Adviser. When an unexpected event occurs, the Adviser’s proprietary technology may signal a move of the entire portfolio to cash or ETFs that invest in money market funds.. The Fund may invest in up to 100% of its assets in ETFs of a particular asset class or investment style. In managing the Fund’s portfolio, the Adviser will engage in frequent trading, resulting in a high portfolio turnover rate.

Adaptive Core in the Fund’s name refers to the ability of the Adviser’s proprietary technology to adapt to market conditions. The Fund’s proprietary technology allows the Adviser to shift the Fund’s portfolio from a growth to conservative position based on current market conditions.

PRINCIPAL RISKS:

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.

8

●	Cash and Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

●	Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

●	ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	Exchange Traded Funds Risk: The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other funds that invest directly in stocks and bonds. Each other ETF is subject to specific risks, depending on the nature of the ETF.

●	Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

9

●	Foreign Securities Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

●	High Yield Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Management Risk: The Adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

●	Money Market Risk: The Fund’s investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected change in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price. Recent changes in the regulation of money market funds may affect the operations and structures of money market funds.

10

●	Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs. Such transactional and brokerage costs have a negative effect on Fund performance. Frequent trading may result in the Fund realizing more short-term capital gains than other funds.

●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

11

Performance:

The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (866) 464-6608 and may also be available at www.mohrfunds.com.

Performance Bar Chart

Best quarter: 12/31/2023       10.77%

Worst quarter: 6/30/2022       -10.78%

The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2023, was 6.38%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2023)

	One Year	Since Inception (11/2/2021)
Return Before Taxes	6.38%	-8.16%
Return After Taxes on Distributions	5.52%	-8.51%
Return After Taxes on Distributions and Sale of Fund Shares	3.78%	-6.28%
S&P 500 Index (1)	26.29%	3.05%

(1)	The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies. Since mid 1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization-weighted. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

12

Investment Adviser: Retireful, LLC.

Portfolio Manager: Dan Mohr, chief executive officer of the Adviser, has served as the Fund’s portfolio manager since the Fund’s inception in November 2021.

Purchase and Sale of Fund Shares: The Fund will issue and redeem shares at NAV per Share only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on CBOE BZX Exchange, Inc. (the “Exchange”) and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan. If you are investing through a tax free plan, you will be taxed upon withdrawal from your account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

13

FUND SUMMARY: MINDFUL CONSERVATIVE ETF

Investment Objectives:

Mindful Conservative ETF (the “Fund”) seeks to provide capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy, sell, and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.26%
Acquired Fund Fees and Expenses(1)	0.14%
Total Annual Fund Operating Expenses	1.10%

(1)	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$112	$350	$606	$1,340

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. For the year ended September 30, 2023, the Fund had a portfolio turnover of 260%.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund is an actively managed exchange traded fund (“ETF”) that is managed by Retireful, LLC (the “Adviser”). The Adviser believes the Fund is ideal for conservative investors who cannot tolerate too much fluctuation in portfolio value and who are seeking current income. The Adviser seeks to achieve the Fund’s investment objective by using a tactical go-anywhere approach to invest in a wide variety of asset classes, which the Fund defines based on the market capitalization and/or industry classification. The Fund invests in individual equity securities without regard to market capitalization and ETFs that invest in equity securities of any market capitalization including convertible equity securities and fixed income ETFs.

14

The Fund’s portfolio may hold securities from issuers of any market capitalization, credit quality, maturity, or country. Fixed income securities may include securities with credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the Adviser to be of similar credit quality. Foreign securities include issuers from emerging market countries. The Fund defines emerging market issuers as those found in countries represented in the MSCI Emerging Market index.

The Fund may invest in asset classes and investment styles such as:

●	Blend - ETFs that include a mix of both value and growth stocks.
●	Bonds - Corporate and Treasury Intermediate and long-term bonds.
●	Bonds/Convertibles - bonds or preferred shares, that can be converted into common stock.
●	Growth - ETFs with capital appreciation as their primary goal, with little or no dividend payouts.
●	Income - ETFs that emphasize current income, either on a monthly or quarterly basis, as opposed to capital gains or appreciation.
●	Cash.

The Adviser utilizes a proprietary technology that primarily analyzes the price of securities and ETFs and attempts to identify upward and downward trends. The price of a security is analyzed using multiple mathematical formulas. Each formula is combined to create a composite score for each potential investment and recommends when to buy and sell and how long to hold each security. The Adviser uses composite scores to create a portfolio, generally composed of approximately thirty ETFs. Between ETFs with similar ranks, those with lower expenses and higher liquidity are preferred by the Adviser. When an unexpected event occurs, the Adviser’s proprietary technology may signal a move of up to the entire portfolio to cash or ETFs that invest in money market funds. The Fund may invest up to 100% of its assets in ETFs of a particular asset class or investment style. In managing the Fund’s portfolio, the Adviser will engage in frequent trading, resulting in a high portfolio turnover rate.

Mindful Conservative in the Fund’s name refers to the Fund’s strategy, which the Adviser designed for investors who want an adaptive, conservative strategy but also is designed to provide adequate performance during a recovery.

PRINCIPAL RISKS:

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.

●	Cash and Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

15

●	ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

●	Exchange Traded Funds Risk: The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF.

●	Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

16

●	Foreign Securities Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

●	High Yield Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities market.

●	Management Risk: The Adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

●	Money Market Risk: The Fund’s investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected change in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price. Recent changes in the regulation of money market funds may affect the operations and structures of money market funds.

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●	Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs. Such transactional and brokerage costs have a negative effect on Fund performance. Frequent trading may result in the Fund realizing more short-term capital gains than other funds.

●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

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Performance:

The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (866) 464-6608 and may also be available at www.mohrfunds.com.

Performance Bar Chart

Best quarter: 12/31/2023       3.49%

Worst quarter: 6/30/2022       -7.11%

The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2023, was 2.34%.

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Performance Table

Average Annual Total Returns

(For periods ended December 31, 2023)

	One Year	Since Inception (11/2/2021)
Return Before Taxes	2.34%	-5.64%
Return After Taxes on Distributions	0.35%	-6.55%
Return After Taxes on Distributions and Sale of Fund Shares	1.38%	-4.64%
Dow Jones U.S. Moderately Conservative Portfolio Index (1)	10.40%	-1.90%

(1)	Dow Jones U.S. Moderately Conservative Portfolio Index is designed to measure a portfolio of equities, bonds, and cash, representative of an investor’s risk profile. The equities position represents 40%, which is a mix of Dow Jones U.S. Indexes. Bonds and cash represent the remaining 60% of the portfolio. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Investment Adviser: Retireful, LLC.

Portfolio Manager: Dan Mohr, chief executive officer of the adviser, has served as the Fund’s portfolio manager since the Fund’s inception in November 2021.

Purchase and Sale of Fund Shares: The Fund will issue and redeem shares at NAV per Share only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on CBOE BZX Exchange, Inc. (the “Exchange”) and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan. If you are investing through a tax free plan, you will be taxed upon withdrawal from your account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY: MOHR SECTOR NAV ETF

Investment Objectives:

The Mohr Sector Nav ETF (the “Fund”) seeks to provide capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy, sell, and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.51%
Acquired Fund Fees and Expenses (1)	0.09%
Total Annual Fund Operating Expenses	1.30%

(1)	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s highlights because the financial statements include only direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$132	$412	$713	$1,568

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. For the period ended September 30, 2023, the Fund had a portfolio turnover of 537%.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund is an actively managed exchange traded fund (“ETF”) that is managed by Retireful, LLC (the “Adviser”) and designed for investors looking for long-term growth and who can tolerate large principal value fluctuations. The Adviser seeks to achieve the Fund’s investment objective by using a tactical approach to invest in the various industry sectors that are found in the S&P 500 Index. The Adviser’s tactical investment strategy allocates the Fund’s assets to these sectors based on the Adviser’s investment research process (as discussed below).

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In pursuing the Fund’s strategy, the Adviser tactically allocates the Fund’s assets across the 11 sectors found in the S&P 500 Index: technology, health care, financials, real estate, energy, materials, consumer discretionary, industrials, utilities, consumer staples and communications. As described below, the Fund may also have exposure to the S&P 500 Index and money market funds, depending on market conditions.

The Fund seeks exposure to the various sectors through investment in sector-specific exchange-traded funds (ETFs) that seek to track a particular sector index. In tactically allocating the Fund’s assets across the various sectors, the Adviser utilizes quantitative data including price movement of the particular sector to analyze the sector’s potential for attractive risk-adjusted returns. Each of the 11 industry sectors represents a sleeve of the Fund. When the data indicates a positive market signal for a sector, that sector sleeve of the Fund will invest in one sector-specific ETF. When the data indicates a neutral market signal for a sector, that sector sleeve will be invested in an ETF that tracks the S&P 500 Index. When the data indicates a negative market signal for a sector, that sector sleeve will be invested in a money market fund.

Initially and upon rebalancing, the Fund’s assets will be equally weighted to each of the 11 sector sleeves (that is, approximately 9% of the Fund’s assets will be allocated to each sector sleeve). Due to market movements, a sector sleeve may come to represent up to 20% of the Fund’s portfolio. The Adviser will consider rebalancing the Fund’s allocations to the 11 sector sleeves when a sector sleeve reaches 12% of the Fund’s portfolio and will rebalance the Fund’s sector allocations before a sector sleeve reaches 20% of the Fund’s portfolio.

As a result of the Adviser’s tactical strategy, the Fund may not have investment exposure to all 11 sectors at any one time. Depending on market conditions, it is possible that the Fund may not have any investment exposure to any sector (e.g., if signals for each sector are negative and thus each sector sleeve is invested solely in a money market fund).

In analyzing which sector-specific ETF to purchase for the particular sector sleeve, the Adviser considers the ETF’s liquidity and fees and expenses. The Adviser expects to invest in sector-specific ETFs managed by Vanguard and SSGA Advisors though the Adviser may utilize sector-specific ETFs in other fund families from time to time.

In managing the Fund’s portfolio, the Adviser will engage in frequent trading, resulting in a high portfolio turnover rate.

PRINCIPAL RISKS:

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

●	Sector Risks. Sector risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

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○	Technology Sector Risk. The technology sector can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. In addition, information technology industries can be affected by the loss or impairment of intellectual property rights.
○	Health Care Sector Risk. The health care sector is subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by product liability claims, rapid obsolescence, and patent expirations.
○	Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
○	Real Estate Sector Risk. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer.
○	Energy Sector Risk. The energy sector can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
○	Materials Sector Risk. The materials sector can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import and export controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
○	Consumer Discretionary Sector Risk. The consumer discretionary sector can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
○	Industrials Sector Risk. Industrial industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, worldwide competition, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
○	Utilities Sector Risk. The utilities sector can be significantly affected by government regulation, interest rate changes, financing difficulties, supply and demand of services or fuel, intense competition, natural resource conservation, and commodity price fluctuations.

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○	Consumer Staples Sector Risk. The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, the performance of the overall economy, interest rates, consumer confidence, and the cost of commodities.
○	Communications Sector Risk. The communication services sector can be significantly affected by government regulation, intense competition, technology changes, general economic conditions, consumer and business confidence and spending, and changes in consumer and business preferences.

●	Cash and Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

●	ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	Exchange Traded Funds Risk: The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each other ETF is subject to specific risks, depending on the nature of the ETF.

●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities market.

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●	Management Risk: The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

●	Money Market Risk: The Fund’s investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected change in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price. Recent changes in the regulation of money market funds may affect the operations and structures of money market funds.

●	Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

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Performance:

Because the Fund has not yet completed a full calendar year if performance, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser: Retireful, LLC.

Portfolio Manager: Dan Mohr, chief executive officer of the adviser, has served as the Fund’s portfolio manager since the Fund’s inception in January 2023.

Purchase and Sale of Fund Shares: The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on CBOE BZX Exchange, Inc. (the “Exchange”) and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan. If you are investing through a tax-free plan, you will be taxed upon withdrawal from your account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVES

Fund	Investment Objective
Mohr Growth ETF	The Fund seeks capital appreciation.
Adaptive Core ETF	The Fund seeks capital appreciation.
Mindful Conservative ETF	The Fund seeks capital appreciation.
Mohr Sector Nav ETF	The Fund seeks capital appreciation.

Each Fund’s investment objective may be changed by the Collaborative Investment Series Trust (the “Trust”) board of trustees (the “Board”) upon 60 days’ written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

Mohr Growth ETF

The Fund is an actively managed exchange traded fund (“ETF”) that is managed by Retireful, LLC (the “Adviser”). The Adviser seeks to achieve the Fund’s investment objective by using a tactical go-anywhere approach to invest in a wide variety of asset classes, which the Fund defines based on the market capitalization and/or industry classification. The Fund invests in ETFs that invest in equity securities of any market capitalization that are representative of an asset class or an investment style and individual equity securities without regard to market capitalization. Additionally, the Fund may invest directly in equities without regard to market capitalization. The Fund may invest in U.S., foreign, and emerging market issuers. The Fund defines emerging market issuers as those found in countries represented in the MSCI Emerging Market index. The Fund is designed for investors looking for long-term growth and who can tolerate large principal value fluctuations.

The Fund may invest in asset classes and investment styles such as:

●	Blend - ETFs that include a mix of both value and growth stocks.
●	Global - ETFs that invest in companies located anywhere in the world including the investor’s own country.
●	Growth - ETFs with capital appreciation as their primary goal, with little or no dividend payouts.
●	International - ETFs that invest in companies located anywhere in the world outside of its investors’ country of residence.
●	Technology - ETFs that invest in assets of companies involved in the sector of technology.
●	Value - ETFs that follow a value investing strategy and seek to invest in stocks that are deemed to be undervalued in price based on fundamental characteristics.
●	Cash.

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The Adviser utilizes a proprietary technology that primarily analyzes the price of securities and ETFs attempts to identify upward and downward trends. The price of a security is analyzed using multiple mathematical formulas. Each formula is combined to create a composite score for each potential investment and recommends when to buy and sell and how long to hold each security. The Adviser uses composite scores to create a portfolio, generally composed of approximately thirty ETFs. Between ETFs with similar ranks, those with lower expenses and higher liquidity are preferred by the Adviser. When an unexpected market event occurs, the Adviser’s proprietary technology may signal a move of the up to the entire portfolio to cash or ETFs that invest in money market funds. The Fund may invest up to 100% of its assets in ETFs or individual equities of a particular asset class or investment style. In managing the Fund’s portfolio, the Adviser will engage in frequent trading, resulting in a high portfolio turnover rate.

Mohr Growth in the Fund’s name is a combination of the last name of the Fund’s portfolio manager, Dan Mohr as well as a description of the Fund’s portfolio. The Fund is an ETF that invests in companies primed for revenue or earnings growth at a pace that is faster than that of industry peers or the market overall.

Adaptive Core ETF

The Fund is an actively managed ETF that seeks to achieve the Fund’s investment objective by using a tactical go-anywhere approach to invest in a wide variety of asset classes, which the Fund defines based on the market capitalization and/or industry classification. The Fund invests in individual equity securities without regard to market capitalization and ETFs that invest in equity securities of any market capitalization including convertible equity securities and fixed income ETFs.

The Fund’s portfolio may hold securities from issuers of any market capitalization, credit quality, maturity, or country. Fixed income securities may include securities with credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the Adviser to be of similar credit quality. Foreign securities include issuers from emerging market countries. The Fund defines emerging market issuers as those found in countries represented in the MSCI Emerging Market index. The Adviser believes the Fund is ideal for investors seeking long-term capital appreciation but who prefer to keep principal value fluctuation to a minimum.

The Fund may invest in asset classes and investment styles such as:

●	Blend - ETFs that include a mix of both value and growth stocks.
●	Bonds - Corporate and Treasury Intermediate and long-term bonds.
●	Bonds/Convertible - bonds or preferred shares, that can be converted into common stock.
●	Core - ETFs seeking stable growth in safer sectors of the economy.
●	Growth - ETFs with capital appreciation as their primary goal, with little or no dividend payouts.
●	High Yield Bonds (Junk Bonds)
●	Income - ETFs that emphasize current income, either on a monthly or quarterly basis, as opposed to capital gains or appreciation.

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●	Multi-Sector Bond – ETFs that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities.
●	Cash.

The Adviser utilizes proprietary technology that primarily analyzes the price of securities and ETFs and attempts to identify upward and downward trends. The price of a security is analyzed using multiple mathematical formulas. Each formula is combined to create a composite score for each potential investment and recommends when to buy and sell and how long to hold each security. The Adviser uses composite scores to create a portfolio, generally composed of approximately thirty ETFs. Between ETFs with similar ranks, those with lower expenses and higher liquidity are preferred by the Adviser. When an unexpected market event occurs, the Adviser’s proprietary technology may signal a move of the up to the entire portfolio to cash or ETFs that invest in money market funds. The Fund may invest up to 100% of its assets in ETFs of a particular asset class or investment style. In managing the Fund’s portfolio, the Adviser will engage in frequent trading, resulting in a high portfolio turnover rate.

Adaptive Core in the Fund’s name refers to the ability of the Adviser’s proprietary technology to adapt to market conditions. The Fund’s proprietary technology allows the Adviser to shift the Fund’s portfolio from a growth to conservative position based on current market conditions.

Mindful Conservative ETF

The Fund is an actively managed exchange traded fund (“ETF”) that is managed by the Adviser. The Adviser seeks to achieve the Fund’s investment objective by using a tactical go-anywhere approach to invest in a wide variety of asset classes, which the Fund defines based on the market capitalization and/or industry classification. The Fund invests in individual equity securities without regard to market capitalization and ETFs that invest in equity securities of any market capitalization including convertible equity securities and fixed income ETFs.

The Fund’s portfolio may hold securities from issuers of any market capitalization, credit quality, maturity, or country. Fixed income securities may include securities with credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the Adviser to be of similar credit quality. Foreign securities include issuers from emerging market countries. The Fund defines emerging market issuers as those found in countries represented in the MSCI Emerging Market index. Unlike Mohr Growth and Adaptive Core, the Fund is ideal for conservative investors who cannot tolerate too much fluctuation in portfolio value and who are seeking current income.

The Fund may invest in asset classes and investment styles such as:

●	Blend - ETFs that include a mix of both value and growth stocks.
●	Bonds - Corporate and Treasury Intermediate and long-term bonds.
●	Bonds/Convertibles - bonds or preferred shares, that can be converted into common stock.

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●	Growth - ETFs with capital appreciation as their primary goal, with little or no dividend payouts.
●	Income - ETFs that emphasize current income, either on a monthly or quarterly basis, as opposed to capital gains or appreciation.
●	Cash.

The Adviser utilizes proprietary technology that primarily analyzes the price of securities and ETFs and attempts to identify upward and downward trends. The price of a security is analyzed using multiple mathematical formulas. Each formula is combined to create a composite score for each potential investment and recommends when to buy and sell and how long to hold each security. The Adviser uses composite scores to create a portfolio, generally composed of approximately thirty ETFs. Between asset class representative ETFs with similar ranks, those with lower expenses and higher liquidity are preferred by the Adviser. When an unexpected market event occurs, the Adviser’s proprietary technology may signal a move of the up to the entire portfolio to cash or ETFs that invest in money market funds. The Fund may invest up to 100% of its assets in ETFs of a particular asset class or investment style. In managing the Fund’s portfolio, the Adviser will engage in frequent trading, resulting in a high portfolio turnover rate.

Mindful Conservative in the Fund’s name refers to Mindful Conservative in the Fund’s name refers to the Fund’s strategy, which the Adviser designed for investors who want an adaptive, conservative strategy but also is designed to provide adequate performance during a recovery.

Mohr Sector Nav

The Fund is an actively managed exchange traded fund (“ETF”) that is managed by Retireful, LLC (the “Adviser”) and designed for investors looking for long-term growth and who can tolerate large principal value fluctuations. The Adviser seeks to achieve the Fund’s investment objective by using a tactical approach to invest in the various industry sectors that are found in the S&P 500 Index. The Adviser’s tactical investment strategy allocates the Fund’s assets to these sectors based on the Adviser’s investment research process (as discussed below).

In pursuing the Fund’s strategy, the Adviser tactically allocates the Fund’s assets across the 11 sectors found in the S&P 500 Index: technology, health care, financials, real estate, energy, materials, consumer discretionary, industrials, utilities, consumer staples and communications. As described below, the Fund may also have exposure to the S&P 500 Index and money market funds, depending on market conditions.

Examples of businesses found in each sector:

Technology Sector: companies that offer software and information technology services, manufacturers and distributors of technology hardware & equipment such as communications equipment, cellular phones, computers & peripherals, electronic equipment and related instruments, and semiconductors.

Health Care Sector: The Health Care Sector includes health care providers & services, companies that manufacture and distribute health care equipment & supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.

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Financials Sector: The Financials Sector contains companies involved in banking, thrifts & mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes Financial Exchanges & Data and Mortgage REITs.

Real Estate Sector: The Real Estate Sector contains companies engaged in real estate development and operation. It also includes companies offering real estate related services and Equity Real Estate Investment Trusts (REITs).

Energy Sector: The Energy Sector comprises companies engaged in exploration & production, refining & marketing, and storage & transportation of oil & gas and coal & consumable fuels. It also includes companies that offer oil & gas equipment and services.

Materials Sector: The Materials Sector includes companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel.

Consumer Discretionary Sector: The Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles. Its manufacturing segment includes automotive, household durable goods, leisure equipment and textiles & apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services.

Industrials Sector: The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace & defense, building products, electrical equipment and machinery and companies that offer construction & engineering services.

Utilities Sector: The Utilities Sector comprises utility companies such as electric, gas and water utilities. It also includes independent power producers & energy traders and companies that engage in generation and distribution of electricity using renewable sources.

Consumer Staples Sector: The Consumer Staples Sector comprises companies whose businesses are less sensitive to economic cycles. It includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food & drug retailing companies as well as hypermarkets and consumer super centers.

Communication Sector: The Communication Sector includes companies that facilitate communication and offer related content and information through various mediums. It includes telecom and media & entertainment companies including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms.

The Fund seeks exposure to the various sectors through investment in sector-specific exchange-traded funds (ETFs) that seek to track a particular sector index. In tactically allocating the Fund’s assets across the various sectors, the Adviser utilizes quantitative data including price movement of the particular sector to analyze the sector’s potential for attractive risk-adjusted returns. Each of the 11 industry sectors represents a sleeve of the Fund. When the data indicates a positive market signal for a sector, that sector sleeve of the Fund will invest in one sector-specific ETF. When the data indicates a neutral market signal for a sector, that sector sleeve will be invested in an ETF that tracks the S&P 500 Index. When the data indicates a negative market signal for a sector, that sector sleeve will be invested in a money market fund.

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Initially and upon rebalancing, the Fund’s assets will be equally weighted to each of the 11 sector sleeves (that is, approximately 9% of the Fund’s assets will be allocated to each sector sleeve). Due to market movements, a sector sleeve may come to represent up to 20% of the Fund’s portfolio. The Adviser will consider rebalancing the Fund’s allocations to the 11 sector sleeves when a sector sleeve reaches 12% of the Fund’s portfolio and will rebalance the Fund’s sector allocations before a sector sleeve reaches 20% of the Fund’s portfolio.

As a result of the Adviser’s tactical strategy, the Fund may not have investment exposure to all 11 sectors at any one time. Depending on market conditions, it is possible that the Fund may not have any investment exposure to any sector (e.g., if signals for each sector are negative and thus each sector sleeve is invested solely in a money market fund).

In analyzing which sector-specific ETF to purchase for the particular sector sleeve, the Adviser considers the ETF’s liquidity and fees and expenses. The Adviser expects to invest in sector-specific ETFs managed by Vanguard and SSGA Advisors though the Adviser may utilize sector-specific ETFs in other fund families from time to time.

In managing the Fund’s portfolio, the Adviser will engage in frequent trading, resulting in a high portfolio turnover rate.

PRINCIPAL INVESTMENT RISKS

The following describes the risks of each Fund with respect to its investments.

Cash and Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

ETF Structure Risk: Each Fund is structured as an ETF and as a result is subject to the special risks, including:

●	The market prices of each Fund’s shares will fluctuate in response to changes in net asset value (“NAV”) and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and a Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of a Fund’s shares may, in turn, lead to differences between the market value of a Fund’s shares and a Fund’s NAV.

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Exchange Traded Funds Risk: The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each other ETF is subject to specific risks, depending on the nature of the ETF.

Fixed Income Securities Risk (Mindful Conservative ETF and Adaptive Core ETF only): When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

High Yield Bond Risk (Mindful Conservative ETF and Adaptive Core ETF only): Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds (liquidity risk). Such securities may also include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities market.

Management Risk: The Adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in each Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of each Fund’s portfolio. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, each Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

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Money Market Risk: The Fund’s investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected change in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price. Recent changes in the regulation of money market funds may affect the operations and structures of money market funds.

Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

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Sector Risks (Mohr Sector Nav ETF only). Sector risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

●	Technology Sector Risk. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. In addition, information technology industries can be affected by the loss or impairment of intellectual property rights.

●	Health Care Sector Risk. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations as well as product liability claims.

●	Financials Sector Risk. The financials industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.

●	Real Estate Sector Risk. The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of REITs can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

●	Energy Sector Risk. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

●	Materials Sector Risk. The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import and export controls, and worldwide competition. At times, worldwide production of materials has exceeded demand because of over-building or economic downturns, which has led to commodity price declines and unit price reductions. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

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●	Consumer Discretionary Sector Risk. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products.

●	Industrials Sector Risk. The industrials industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

●	Utilities Sector Risk. The utilities industries can be significantly affected by government regulation, interest rate changes, financing difficulties, supply and demand of services or fuel, changes in taxation, natural resource conservation, intense competition, and commodity price fluctuations.

●	Consumer Staples Sector Risk. The consumer staples industries can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, and environmental factors, as well as the performance of the overall economy, interest rates, consumer confidence, and the cost of commodities. Regulations and policies of various domestic and foreign governments affect agricultural products as well as other consumer staples.
●	Communications Sector Risk. The communication services industries can be significantly affected by federal and state government regulation, intense competition, and obsolescence of existing technology. Many communication services companies compete for market share and can be impacted by competition from new market entrants, consumer and business confidence and spending, changes in consumer and business preferences, and general economic conditions. Certain communication services companies may be more susceptible than other companies to hacking and potential theft of proprietary or consumer information or disruptions in service, which could adversely affect their businesses.

Temporary Investments: To respond to adverse market, economic, political or other conditions, each Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, and U.S. Government securities. While a Fund is in a defensive position, a Fund may not achieve its investment objective. Furthermore, to the extent that a Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because a Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. A Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

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Portfolio Holdings Disclosure: A description of each Fund’s policies and regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information (“SAI”).

Cybersecurity: The computer systems, networks and devices used by a Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by a Fund and their service providers, systems, networks, or devices potentially can be breached. Each Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact a Fund’s business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its NAV; impediments to trading; the inability of a Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which a Fund invests; counterparties with which a Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for a Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT OF THE FUNDS

Investment Adviser

Retireful, LLC, located at 120 N. Washington, Suite 300, Lansing, MI 48933, serves as investment adviser to the Funds. Subject to the authority of the Board, the Adviser is responsible for management of each Fund’s portfolio. The Adviser is responsible for assuring each Fund’s investments according to the respective Fund’s investment objective, policies, and restrictions. Pursuant to an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the “Investment Advisory Agreement”), the Funds pay the Adviser, on a monthly basis, an annual advisory fee of 0.70% of the respective Fund’s average daily net assets. For the fiscal year ended September 30, 2023, the Adviser earned an advisory fee with respect to each Fund of 0.70% of each Fund’s average daily net assets.

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Portfolio Manager

Dan Mohr is responsible for the day-to-day management of each Fund. Mr. Mohr founded Retireful, LLC in 2017 and serves as its chief executive officer. Prior to founding the Adviser, he served in various roles with Principal Financial Group from 2008 to 2017.

The Funds’ SAI provides additional information about the portfolio manager’s compensation structure, other accounts managed by each portfolio manager, and the portfolio managers’ ownership of Fund shares.

NET ASSET VALUE

The NAV and offering price (NAV plus any applicable sales charges) of each class of shares is determined as of the close of the Exchange (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business (the “Valuation Time”). NAV is computed by determining, on a per class basis, the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The Exchange is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of a Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the Exchange on that day.

Each Fund’s securities or other investment assets for which market quotations are readily available will be valued at current market value based upon such market quotations as of the Valuation Time. Each Fund may use independent pricing agents to provide current market values. Generally, a Fund’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with procedures approved by the Board. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated execution of these procedures to the Adviser as fair value designee. The Adviser may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

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A Fund may use independent pricing services to assist in calculating the value of a Fund’s securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund. A Fund may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when a Fund does not price its shares, the value of a Fund’s portfolio may change on days when you may not be able to buy or sell Fund shares. In computing the NAV, a Fund values foreign securities held by a Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the Exchange. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in a Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before a Fund prices its shares, the securities will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using a Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short-term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies that are registered under the 1940 Act, a Fund’s net asset value is calculated based upon the net asset values of the registered open-end management investment companies in which a Fund invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Premium/Discount Information

Most investors will buy and sell shares of a Fund in secondary market transactions through brokers at market prices and a Fund’s shares will trade at market prices. The market price of shares of a Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares of a Fund.

Information regarding how often the shares of a Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of a Fund during the past four calendar quarters, when available, can be found at www.mohrfunds.com.

How to Buy and Sell Shares

Shares of each Fund will be listed for trading on the Exchange under the symbols MOHR, RULE, MFUL and SNAV. Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Authorized Participants that have entered into contracts with a Fund’s distributor may acquire shares directly from a Fund, and Authorized Participants may tender their shares for redemption directly to a Fund, at NAV per Share only in large blocks, or Creation Units, of 25,000 shares. Purchases and redemptions directly with a Fund must follow the Fund’s procedures, which are described in the SAI.

Each Fund may liquidate and terminate at any time without shareholder approval.

Share Trading Prices

The approximate value of shares of a Fund, an amount representing on a per share basis the sum of the current market price of the securities accepted by a Fund in exchange for shares of a Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share of a Fund because the approximate value may not take into account certain Fund expenses and may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. Each Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the shares, and each Fund does not make any warranty as to the accuracy of these values.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of a Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

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FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Each Fund’s shares can only be purchased and redeemed directly from a Fund in Creation Units by Authorized Participants who have entered into agreements with a Fund’s distributor. The vast majority of trading in a Fund’s shares occurs on the secondary market. Because the secondary market trades do not directly involve a Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objective. However, direct trading by Authorized Participants is critical to ensuring that a Fund’s shares trade at or close to NAV. Each Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by a Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of a Fund’s shares.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Unlike interests in conventional mutual funds, which typically are bought and sold from and to the fund only at closing NAVs, a Fund’s shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the shares’ in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid annually by a Fund. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

Taxes

As with any investment, you should consider how your investment in shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

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Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

●	A Fund makes distributions,
●	You sell your shares listed on the Exchange, and
●	You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid annually by a Fund. Each Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. Distributions from a Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that a Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to federal income tax for non-corporate shareholders who satisfy those restrictions with respect to their Fund shares at the rate for net capital gain -- a maximum of 15% for taxable years beginning before 2013. A part of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends each Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations -- subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund (if that option is available). Distributions reinvested in additional shares of a Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the shares and as capital gain thereafter. A distribution will reduce a Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, a Fund is required to withhold 28% of your distributions and redemption proceeds if you have not provided a Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses from sales of shares may be limited.

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Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An Authorized Participant that exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See “Tax Status” in the SAI for a description of the newly effective requirement regarding basis determination methods applicable to Share redemptions and a Fund’s obligation to report basis information to the Service.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the shares under all applicable tax laws. See “Tax Status” in the SAI for more information.

FUND SERVICE PROVIDERS

Collaborative Fund Services, LLC serves as the administrator to the Trust (the “Administrator”), which has its principal office at 500 Damonte Ranch, Parkway Building 700, Unit 700, Reno, NV 89521.

Citi Fund Services Ohio, Inc. is the Funds’ sub-administrator and fund accountant. It has its principal office at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, and is primarily in the business of providing administrative, fund accounting and regulatory filing services to retail and institutional mutual funds.

Citibank, N.A., is the Funds’ custodian. It has its principal office at 388 Greenwich Street

New York, NY 10048.

ACA Foreside Fund Services, LLC (the “Distributor”), located at Three Canal Plaza, Suite 100 Portland, ME 04101, is the distributor for the shares of the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

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Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, serves as legal counsel to the Trust.

Cohen & Company, Ltd., located at 342 North Water Street, Suite 830, Milwaukee, WI 53202 serves as each Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of each Fund.

OHER INFORMATION

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by a Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells the shares directly to customers or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the period of each Fund’s operations. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund. The September 30, 2023 information for each Fund has been derived from the financial statements audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ September 30, 2023 annual report, which is available upon request.

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FINANCIAL HIGHLIGHTS

Mohr Growth ETF	Year Ended September 30, 2023		November 2, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$19.58		$25.00

Net Investment Income (Loss)(b)	0.25		(0.08)
Net Realized and Unrealized Gains (Losses) on Investments	(1.43)		(5.34)
Total from Investment Activities	(1.18)		(5.42)

Net Asset Value, End of Period	$18.40		$19.58
Net Assets at End of Period (000’s)	$83,711		$118,920

Total Return at NAV(c)(d)	(6.01)%		(21.70)%
Total Return at Market(d)(e)	(6.13)%		(21.68)%

Ratio of Operating Expenses to Average Net Assets(f)(g))	0.95%		1.02%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(h)	1.31%		(0.40)%
Portfolio Turnover(d)(i)	442	%(j)	1,223%

(a) Commencement of operations

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

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(i) Excludes the impact of in-kind transactions.

(j) Portfolio Turnover decreased significantly this year due to the Fund holding higher positions in cash or cash alternatives for a longer period of time than usual due to risk mitigation. As a result, trading activity was reduced dramatically compared to more active periods.

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Adaptive Core ETF	Year Ended September 30, 2023		November 2, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$19.43		$25.00

Net Investment Income (Loss)(b)	0.28		(0.04)

Net Realized and Unrealized Gains (Losses) on Investments	(0.94)		(5.53)
Total from Investment Activities	(0.66)		(5.57)

Distributions from Net Investment Income	—	(c)	—
Distributions from Net Realized Gains on Investments	—		—
Total Distributions	—	(c)	—
Net Asset Value, End of Period	$18.77		$19.43
Net Assets at End of Period (000’s)	$47,402		$69,463

Total Return at NAV(d)(e)	(3.37)%		(22.28)%
Total Return at Market(e)(f)	(3.34)%		(22.28)%

Ratio of Operating Expenses to Average Net Assets(g)(h)	1.02%		1.09%
Ratio of Net Investment Income (Loss) to Average Net Assets(g)(i)	1.41%		(0.23)%
Portfolio Turnover(e)(j)	425	%(k)	1,180%

(a) Commencement of operations

(b) Calculated based on average shares method.

(c) Amount is less than $0.005.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

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(g) Annualized for periods less than one year.

(h) Excludes expenses of the investment companies in which the Fund invests.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

(k) Portfolio Turnover decreased significantly this year due to the Fund holding higher positions in cash or cash alternatives for a longer period of time than usual due to risk mitigation. As a result, trading activity was reduced dramatically compared to more active periods.

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Mindful Conservative ETF	Year Ended September 30, 2023		November 2, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$21.41		$25.00

Net Investment Income (Loss)(b)	0.63		(0.09)
Net Realized and Unrealized Gains (Losses) on Investments	(0.74)		(3.50)
Total from Investment Activities	(0.11)		(3.59)

Distributions from Net Investment Income	(0.06)		—
Distributions from Net Realized Gains on Investments	—		—
Total Distributions	(0.06)		—

Net Asset Value, End of Period	$21.24		$21.41
Net Assets at End of Period (000’s)	$81,782		$95,812

Total Return at NAV(c)(d)	(0.49)%		(14.36)%
Total Return at Market(d)(e)	(0.64)%		(14.32)%

Ratio of Operating Expenses to Average Net Assets(f)(g)	0.96%		1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(h)	2.94%		(0.47)%
Portfolio Turnover(d)(i)	260	%(j)	665%

(a) Commencement of operations

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

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(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions.

(j) Portfolio Turnover decreased significantly this year due to the Fund holding higher positions in cash or cash alternatives for a longer period of time than usual due to risk mitigation. As a result, trading activity was reduced dramatically compared to more active periods.

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Mohr Sector Nav ETF	January 10, 2023(a) through September 30, 2023
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	0.14
Net Realized and Unrealized Gains (Losses) on Investments(c)	0.72
Total from Investment Activities	0.86

Net Asset Value, End of Period	$25.86
Net Assets at End of Period (000’s)	$58,824

Total Return at NAV(d)(e)	3.43%
Total Return at Market(e)(f)	3.32%

Ratio of Operating Expenses to Average Net Assets(g)(h)	1.21%
Ratio of Net Investment Income (Loss) to Average Net Assets(g)(i)	0.72%
Portfolio Turnover(e)(j)	537%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g) Annualized for periods less than one year.

(h) Excludes expenses of the investment companies in which the Fund invests.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j)Excludes the impact of in-kind transactions.

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PRIVACY NOTICE

Collaborative Investment Series Trust

Rev. November 2017

FACTS	WHAT DOES COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Collaborative Investment Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

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Collaborative Investment Series Trust

What we do:
How does Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

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Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Collaborative Investment Series Trust does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●    Collaborative Investment Series Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Collaborative Investment Series Trust doesn’t jointly market.

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Adviser	Retireful, LLC 120 N. Washington, Suite 300 Lansing, MI 48933
Distributor	ACA Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101
Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215
Custodian	Citibank, N.A. 388 Greenwich Street New York, NY 10048
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 342 North Water Street, Suite 830, Milwaukee, WI 53202

Additional information about each Fund, including each Fund’s policies and procedures with respect to disclosure of a Fund’s portfolio holdings, is included in the Funds’ SAI. The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about a Fund’s policies and management. Additional information about each Fund’s investments will also available in each Fund’s Annual and Semi-Annual Reports to Shareholders.

To obtain a free copy of the SAI or other information about each Fund, or to make shareholder inquiries about a Fund, please call (866) 464-6608 or visit www.mohrfunds.com.

Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File #811-23306

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Mohr Growth ETF

Ticker Symbol: MOHR

Adaptive Core ETF

Ticker Symbol: RULE

Mindful Conservative ETF

Ticker Symbol: MFUL

Mohr Sector Nav ETF

Ticker Symbol: SNAV

Each a series of Collaborative Investment Series Trust

STATEMENT OF ADDITIONAL INFORMATION

February 1, 2024

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus of Mohr Growth ETF, Adaptive Core ETF, Mindful Conservative ETF and Mohr Sector Nav ETF (each a "Fund” and collectively, the “Funds”) dated February 1, 2024. The Funds’ Prospectus is hereby incorporated by reference, which means it is legally part of this document. You can obtain copies of the Funds’ Prospectus, annual or semiannual reports without charge by contacting the Funds’ Distributor, ACA Foreside Fund Services, LLC or by calling (866) 464-6608. You may also obtain a Prospectus by visiting the website at www.mohrfunds.com.

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THE FUNDS

Each Fund is a diversified series of Collaborative Investment Series Trust, a Delaware statutory trust organized on July 26, 2017 (the "Trust"). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the "Board" or "Trustees"). The Funds’ investment adviser is Retireful, LLC (the "Adviser").

Each Fund may issue an unlimited number of shares of beneficial interest. All shares of a Fund have equal rights and privileges. Each share of a Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of a Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by such Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of a Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Each Fund’s investment objectives, restrictions and policies are more fully described here and in the Prospectus. Each Fund’s investment objective is to provide capital appreciation. The Board may start other series and offer shares of a new fund under the Trust at any time. The Board may start other series and offer shares of a new fund under the Trust at any time. Each Fund is an exchange-traded fund, which is a registered open-end management company that issues (and redeems) creation units (“Creation Units”) to (and from) authorized participants (“Authorized Participants”) in exchange for a basket and a cash balancing amount (if any) and the shares of which are listed on a national securities exchange and traded at market-determined prices. An Authorized Participant is a financial institution that is a member or participant of a clearing agency registered with the SEC, which has a written agreement with a Fund or one of its service providers that allows the financial institution to place orders for the purchase and redemption of Creation Units. Creation Units are a specified number of a Fund’s shares (e.g., 25,000) that a Fund will issue to (or redeem from) an Authorized Participant in exchange for the deposit (or delivery) of a basket and a cash balancing amount if any.

Each Fund will issue and redeem Creation Units principally in exchange for an in-kind deposit of a basket of designated securities (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee.  Each Fund is expected to be approved for listing, subject to notice of issuance, on the CBOE BXZ Exchange, Inc. (the "Exchange").  Shares will trade on the Exchange at market prices that may be below, at, or above NAV.  In the event of the liquidation of a Fund, a share split, reverse split or the like, the Trust may revise the number of Shares in a Creation Unit.

Each Fund reserves the right to offer creations and redemptions of Shares for cash.  In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 115% of the market value of the missing Deposit Securities.  In each instance of such cash creations or redemptions, transaction fees, may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.  See PURCHASE, REDEMPTION AND PRICING OF SHARES below.

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TYPES OF INVESTMENTS

The investment objective of each Fund and the descriptions of each Fund’s principal investment strategies are set forth under "Investment Objective” and Principal Investment Strategies” in the Prospectus. Each Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust.

The following pages contain more detailed information about the types of instruments in which a Fund may invest directly or indirectly as a principal or non-principal investment strategy. These instruments include other investment companies and strategies the Adviser employs in pursuit of each Fund’s investment objective and a summary of related risks.

Securities of Other Investment Companies

Each Fund’s investments in ETFs and mutual funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in such underlying funds. Due to legal limitations, a Fund will be prevented from: 1) purchasing more than 3% of an investment company's (including ETFs) outstanding shares; 2) investing more than 5% of a Fund’s assets in any single such investment company, and 3) investing more than 10% of a Fund’s assets in investment companies overall; unless: (i) the underlying investment company and/or a Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission ("SEC"); and (ii) the underlying investment company and a Fund take appropriate steps to comply with any conditions in such order. In the alternative, a Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired underlying fund) does not exceed the limits on sales loads established by Financial Industry Regulatory Authority (“FINRA”) for funds of funds. In addition to ETFs, a Fund may invest in other investment companies such as open-end mutual funds or exchange-traded funds, within the limitations described above. Each investment company is subject to specific risks, depending on the nature of a Fund. Underlying ETFs and mutual funds may employ leverage, which magnifies the changes in the underlying stock or other index upon which they are based.

Open-End Investment Companies

Each Fund and any "affiliated persons," as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any underlying fund. Accordingly, when affiliated persons hold shares of any of the underlying fund, a Fund’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference. The 1940 Act also provides that an underlying fund whose shares are purchased by a Fund will be obligated to redeem shares held by a Fund only in an amount up to 1% of the underlying fund’s outstanding securities during any period of less than 30 days. Shares held by a Fund in excess of 1% of an underlying fund’s outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of a Fund’s total assets.

Under certain circumstances an underlying fund may determine to make payment of a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, a Fund may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

 2

Investment decisions by the investment advisers of the underlying fund(s) are made independently of a Fund and the Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result would be an indirect expense to a Fund without accomplishing any investment purpose.

Exchange Traded Funds (“ETFs”)

ETFs are generally passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and typically provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”). Under certain circumstances, the adviser may invest in ETFs, known as "inverse funds," which are designed to produce results opposite to market trends. Inverse ETFs are funds designed to rise in price when stock prices are falling.

ETFs typically have two markets. The primary market is where institutions swap "creation units" in block-multiples of, for example, 50,000 shares for in-kind securities and cash. Unlike mutual funds, the primary market for ETFs exists between a Fund and Authorized Participants. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded at net asset value (“NAV”), which is calculated at the end of a trading day. ETFs share many similar risks with open-end and closed-end funds.

Foreign Securities

Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to a Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of a Fund held in foreign countries.  Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent currency exchange transactions do not fully protect a Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which a Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of a Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

 3

Short Sales

Each Fund may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. Each Fund is required to make a margin deposit in connection with such short sales; a Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Fund covers its short position, a Fund will incur a loss; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker. A short sale is "against the box" to the extent a Fund contemporaneously owns or has the right to obtain at no added cost, securities identical to those sold short.

Swap Agreements

Each Fund may enter into swap agreements for purposes of attempting to gain exposure to equity, debt, commodities or other asset markets without actually purchasing those assets, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Each Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. Each Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where a Fund owns or has exposure to the issuer or group of issuers) and may use credit default swaps to take an active long or short position with respect to the likelihood of a particular issuer's or group of issuers default.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, each Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term.

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Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. Each Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into a swap agreement in circumstances where the Adviser believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. Each Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.

Equity Securities

Equity securities include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

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Preferred Stock

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

A Fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Real Estate Investment Trusts

Each Fund may invest in securities of real estate investment trusts ("REITs"). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as "Equity REITs", "Mortgage REITs" and "Hybrid REITs." An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although a Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

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Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of a Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Warrants

Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Depositary Receipts

Sponsored and unsponsored American Depositary Receipts ("ADRs"), are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Exchange Traded Notes (“ETNs”)

ETNs are typically unsecured and unsubordinated notes. ETN returns are based upon the performance of one or more underlying indicators and typically, no periodic coupon payments are distributed and no principal protections exists, even at maturity.  ETNs are listed on an exchange and traded in the secondary market. An ETN can be held until maturity, at which time the issuer pays the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. Because fees reduce the amount of return at maturity or upon redemption, if the value of the underlying indicator decreases or does not increase significantly, the Fund may receive less than the principal amount of its investment at maturity or upon redemption. In addition, the value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying indicator, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the underlying indicator. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. There may be restrictions on a Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. A decision by a Fund to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.

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Emerging Markets Securities

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Certificates of Deposit and Bankers' Acceptances

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

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Commercial Paper

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may be secured by letters of credit, a surety bond or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

Information on Time Deposits and Variable Rate Notes

Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

The commercial paper obligations are typically unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a Fund and the issuer. It permits daily changes in the amounts invested. Each Fund, typically, has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct investment arrangements between a Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to a Fund’s investment restriction on illiquid securities unless such notes can be put back to the issuer (redeemed) on demand within seven days.

Insured Bank Obligations

The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $250,000. Each Fund may elect to purchase bank obligations in small amounts so as to be fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

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Closed-End Investment Companies

Each Fund may invest its assets in closed-end investment companies (or "closed-end funds"), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") or, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

Each Fund generally will purchase shares of closed-end funds only in the secondary market. A Fund will incur normal brokerage costs on such purchases similar to the expenses a Fund would incur for the purchase of securities of any other type of issuer in the secondary market. Each Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the NAV per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined NAV but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their NAV.

Each Fund may invest in shares of closed-end funds that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of a Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. Each Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and NAV than an investment in shares of investment companies without a leveraged capital structure.

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United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

United States Government Agencies

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("Ginnie Mae"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit Banks, the Federal National Mortgage Association ("Fannie Mae"), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association).

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues PCs, which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

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On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the "FHFA") announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

Securities Options

Each Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100®. Indices may also be based on an industry or market segment, such as the NYSE Arca Oil Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange and the NASDAQ PHLX.

Each Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event a Fund will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

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If an option purchased by a Fund expires unexercised, a Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, a Fund will realize a gain if the premium received by a Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and a Fund will realize a gain or loss.

Certain Risks Regarding Options

There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by a Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and a Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by a Fund.

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The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, a Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions

Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (i) an offsetting ("covered") position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Fund will comply with SEC guidelines regarding cover for these instruments.

Assets used as cover cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options on Futures Contracts

Each Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options

Each Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction.

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Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when each Fund writes a dealer option, it may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom a Fund originally wrote the option. While a Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, a Fund will treat dealer options as subject to a Fund’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, a Fund will change its treatment of such instruments accordingly.

Spread Transactions

Each Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that a Fund does not own, but which is used as a benchmark. The risk to a Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Repurchase Agreements

Each Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as a Fund) purchases a security (known as the "underlying security") from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to a Fund on repurchase. In either case, the income to a Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be "fully collateralized," in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

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Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by a Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while a Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Trading in Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when a Fund purchases or sells a security, no price would be paid or received by a Fund upon the purchase or sale of a futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund.

These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." Each Fund expects to earn interest income on margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time.

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For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

When-Issued, Forward Commitments and Delayed Settlements

Each Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. Each Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives.

Each Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to a Fund on the settlement date. In these cases a Fund may realize a taxable capital gain or loss. When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day a Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid Investments and Restricted Securities

Each Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act")) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted securities and other illiquid investments may be subject to the potential for delays on resale and uncertainty in valuation. A Fund might be unable to dispose of illiquid investments promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. A Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

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A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by NASDAQ.

Under guidelines adopted by the Board, the Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organizations ("NRSROs") or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of a Fund’s assets invested in illiquid investments if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) a Fund may at any time call the loan and obtain the return of securities loaned, (3) a Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of a Fund.

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TEMPORARY DEFENSIVE POSITION

To respond to adverse market, economic, political or other conditions, a Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities. While a Fund is in a defensive position, a Fund may not achieve its investment objective.

INVESTMENT RESTRICTIONS

Each Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of a Fund, which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of a Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of a Fund. Each Fund may not:

1. Issue senior securities, except as otherwise permitted under the 1940 Act, and the rules and regulations promulgated thereunder;

2. Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that a Fund has an asset coverage of 300% for all borrowings and repurchase commitments of a Fund pursuant to reverse repurchase transactions;

3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that a Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities);

4. Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts);

5. Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry or group of industries. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.);

6. Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that a Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities; or

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7. Make loans to others, except that a Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and sub-participations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, (v) enter into transactions where each loan is represented by a note executed by the borrower, and (vi) make time deposits with financial institutions and invest in instruments issued by financial institutions. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

If a restriction on a Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments of a Fund’s investment portfolio, resulting from changes in the value of a Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

With respect to fundamental investment limitation 2 above, if a Fund’s asset coverage falls below 300%, a Fund will reduce borrowing within 3 days in order to ensure that a Fund has 300% asset coverage.

With respect to Fundamental Investment Restriction #5, if a Fund invests in one or more investment companies that concentrates its investments in a particular industry, a Fund will examine its other investment company holdings to ensure that a Fund is not indirectly concentrating its investments in a particular industry.

Although fundamental investment restriction #7 reserves for a Fund the ability to make loans, there is no present intent to loan money or portfolio securities and additional disclosure will be provided if such a strategy is implemented in the future.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted a policy regarding the disclosure of information about a Fund's portfolio holdings. Each Fund and their service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in a Fund or in other investment companies or accounts managed by the Adviser or any affiliated person of the Adviser) in connection with the disclosure of portfolio holdings information of a Fund. The Trust’s policy is implemented and overseen by the Chief Compliance Officer of the Trust, subject to the oversight of the Board. Periodic reports regarding these procedures will be provided to the Board. The Trust, the Adviser and the Distributor will not disseminate non-public information concerning the Trust. The Board must approve all material amendments to this policy.

Each business day, a Fund’s portfolio holdings information will generally be provided for dissemination through the facilities of the National Securities Clearing Corporation ("NSCC") and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants (as defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of a Fund in the secondary market. This information typically reflects a Fund’s anticipated holdings as of the next Business Day. Access to information concerning a Fund's portfolio holdings may be permitted to personnel of third party service providers, including a Fund’s custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers' agreements with the Trust on behalf of a Fund.

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Each Fund discloses on the Adviser’s website at www.mohrfunds.com at the start of each Business a table/chart showing the number of days a Fund’s shares traded at a premium or discount during the most recently completed calendar year and calendar quarters of the current year; in certain instances disclosure that the premium or discount was greater than 2% along with a discussion of the factors that materially contributed to the premium or discount; and median bid-ask spread over the most recent thirty calendar days.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of a Fund's portfolio holdings with the SEC on Form N-PORT. The Trust will also disclose a complete schedule of each Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters.

Form N-PORT and Form N-CSR for a Fund will be available on the SEC's website at www.sec.gov. Each Fund’s Form N-PORT and Form N-CSR will be available without charge, upon request, by calling (866) 464-6608.

The Adviser. Personnel of the Adviser, including personnel responsible for managing each Fund’s portfolio, may have full daily access to a Fund’s portfolio holdings since that information is necessary in order for the Adviser to provide its management, administrative, and investment services to a Fund. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, as demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

Collaborative Fund Services, LLC is the Funds’ administrator. Its personnel have daily access to each Fund’s portfolio holdings in order to provide the agreed upon-services to the Trust.

Citi Fund Services Ohio, Inc., is the Funds’ accountant and sub-administrator; therefore, its personnel have full daily access to each Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

CitiBank, N.A., is custodian for each Fund; therefore, its personnel have full daily access to each Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Cohen & Company, Ltd. is the Funds’ independent registered public accounting firm; therefore, its personnel have access to each Fund’s portfolio holdings in connection with auditing each Fund’s annual financial statements and providing assistance and consultation in connection with SEC filings.

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Thompson Hine LLP is counsel to the Trust; therefore, its personnel have access to each Fund’s portfolio holdings in connection with review of each Fund’s annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of a Fund’s portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall a Fund, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about a Fund’s portfolio holdings.

Compliance with Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with a Fund’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust's policies on disclosure of portfolio holdings will protect a Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust's By-laws (the "Governing Documents"), which have been filed with the Securities and Exchange Commission and are available upon request. The Board consists of five individuals, four of whom are not "interested persons" (as defined under the 1940 Act) of the Trust or any investment adviser to any series of the Trust ("Independent Trustees"). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by Greg Skidmore as Chairman and President of the Trust. Mr. Skidmore is considered an “Interested” Trustee as defined in the 1940 Act, because of his ownership interest in Collaborative Fund Services, LLC (“CFS”). CFS provides administrative services to the Trust. The Board is comprised of Mr. Skidmore and four other Trustees, none of whom are an interested person (“Independent Trustees”). The Independent Trustees have not selected a Lead Independent Trustee. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, and, more generally, in-practice (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Generally, the Trust believes it best to have a single leader who is seen by shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman together with the Audit Committee and the full Board, provide effective leadership that is in the best interests of the Trust and a Fund’s shareholders because of the Board’s collective business acumen and understanding of the regulatory framework under which investment companies must operate.

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Board Risk Oversight

The Board of Trustees is comprised of Gregory Skidmore, an Interested Trustee, and four Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information, and the Audit Committee’s communications with the independent registered public accounting firm.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Gregory Skidmore – Interested Trustee – Mr. Skidmore has fifteen years of financial industry experience, holds a series 65 license, and possesses a strong understanding of the regulatory framework under which investment companies operate. He graduated from Connecticut College in 1999 with a Bachelor of Arts in Economics and History.

Dean Drulias Esq. – Independent Trustee – Mr. Drulias has been a practicing attorney for over thirty years. He has extensive experience and possesses a strong understanding of the regulatory framework under which financial entities must operate. Additionally, he is well versed in corporate and transactional law.

Shawn Orser – Independent Trustee – Mr. Orser has over ten years’ experience in the financial services industry, spanning from Merrill Lynch to the hedge fund industry. Mr. Orser holds a FINRA Series 7, Series 63, Series 55, and Series 66 licenses. He has a Bachelor of Science in Finance from Syracuse University.

Fred Stoleru – Independent Trustee – Mr. Stoleru has over two decades of financial industry experience, holds both FINRA Series 7 and Series 63 licenses, and has a Master’s degree in Business Administration from Georgetown University. Like other trustees, his experience has given him a strong understanding of the regulatory framework under which investment companies operate.

Ronald Young Jr. – Independent Trustee – Mr. Young currently serves as the President of Young Consulting, LLC, a corporation that provides business consulting. He also, currently serves as President of Tri-State LED, a corporation that provides comprehensive LED lighting solutions. Previously, he co-founded and served as the managing partner for a diversified private equity capital firm and real estate development company.

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The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes the Board highly effective.

The following tables provide information about Board of Trustees and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of a Fund’s most recent fiscal year end), present position(s) held with the Trust, term of office and length of time served and principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o 500 Damonte Ranch Parkway Building 700, Unit 700, Reno NV 89521. Unless otherwise noted, each officer is elected annually by the Board.

Name, Address and Year of Birth*	Position(s) held with the Funds	Term of Office/Length of Time Served**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships held by Trustee During the Past Five Years
Dean Drulias, Esq. Year of Birth: 1947	Trustee	Indefinite/November 2017 - Present	Attorney (self-employed) (since 2012).	16	Trustee for Belpointe PREP Manager, LLC
Shawn Orser Year of Birth: 1975	Trustee	Indefinite/November 2017 - Present	CEO, Seaside Advisory (6/2016-Present).	16	Trustee for Belpointe PREP Manager, LLC. 2021-present
Fredrick Stoleru Year of Birth: 1971	Trustee	Indefinite/November 2017 - Present	COO of Belpointe Prep, LLC since September 2022, Chief Executive Officer and President of Atlas Resources LLC since February 2017, Vice President and General Partner of Atlas Growth Partners, L.P. since 2013, Principal at Hepco Capital Management (2018-2022).	16	None
Ronald Young Jr. Year of Birth: 1974	None	Indefinite/March 2020 - Present	President - Young Consulting, Inc. (2008-Present); President – Tri State LED, Inc. (2010-Present).	16	Trustee for Belpointe PREP Manager, LLC. 2021-present

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Interested Trustees and Officers

Name, Address and Year of Birth*	Position(s) Held with the Funds	Term of Office/Length of Time Served**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Gregory Skidmore**** Year of Birth: 1976	Trustee and President	Indefinite/November 2017 - Present	President, Belpointe Asset Management, LLC since 2007.	16	None
Kyle R. Bubeck Year of Birth: 1955	Chief Compliance Officer	Since October 2021	President and Founder of Beacon Compliance Consulting, Inc. (since 2010).	N/A	N/A
William McCormick Year of Birth: 1964	Treasurer	Since October 2021	Senior Wealth Advisor – Belpointe Asset Management (since 2019); Wealth Advisor – Advisory Services Network (2016 to 2019).	N/A	N/A
Brad Rundbaken Year of Birth: 1970	Secretary	Since October 2021	Manager –Collaborative Fund Services, LLC (since 2018); Wealth Advisor – Belpointe Asset Management (2015 to 2018).	N/A	N/A

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* The address for each Trustee and Officer listed is 500 Damonte Ranch Parkway Building 700, Unit 700, Reno, NV 89521.

**The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

*** As of February 1, 2024 the Trust was comprised of 16 active series. The term “Fund Complex” applies only to the Collaborative Investment Series Trust.

**** Mr. Skidmore is considered an “Interested Trustees” because of his ownership in the Trust’s administrator, Collaborative Fund Services, LLC.

Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act. The Audit Committee's responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust's independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust's independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor's independence; and (v) considering the comments of the independent auditors and management's responses thereto with respect to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter.

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Each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will a fee based on the net assets of each Fund for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in arrears of each calendar quarter, as well as reimbursement for any reasonable expenses incurred.

None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees received from each Fund and the Trust during the fiscal period ended September 30, 2023. Each Independent Trustee is expected to attend all quarterly meetings during the period. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Estimated Aggregate Compensation from the Funds	Estimated Total Compensation From Funds and Fund Complex* Paid to Trustees
Gregory Skidmore	0	0
Dean Drulias	$9,860	$20,051.30
Shawn Orser	$9,860	$20,051.30
Fred Stoleru	$9,860	$20,051.30
Ronald Young Jr.	$9,860	$20,051.30

* The term “Fund Complex” refers both current active series of the Collaborative Investment Series Trust, and those series of the Trust active during the fiscal year ended September 30, 2023.

Management and Trustee Ownership

As of December 31, 2023, the Trustees and officers, as a group, owned no shares of any Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

As of the date of this SAI, no shareholder(s) of record owned 5% or more of the outstanding shares of each Fund.

INVESTMENT ADVISER

Investment Adviser and Advisory Agreement

The Trustees selected Retireful, LLC as the investment adviser to each Fund. Daniel Mohr is the sole member and controls the Adviser and acts as its President and Chief Investment Officer.

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Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the oversight of the Board, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for each Fund consistent with each Fund’s investment objective and policies. Pursuant to the Agreement, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.70%.

The Agreement will continue for an initial term of two years and may be renewed on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of a Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940, as amended, at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of a Fund on not more than 60 days’ written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

For the fiscal periods ended September 30, 2023 and September 30, 2022, each Fund paid the Advisor investment advisory fees pursuant to the terms of the Investment Advisory Agreement as follows:

63. Fund	9/30/23	9/30/22
Mohr Growth ETF	$763,281	$362,895
Adaptive Core ETF	$441,038	$214,919
Mindful Conservative ETF	$640,134	$265,898
Mohr Sector Nav ETF	$177,810	-

Codes of Ethics

The Trust, the Adviser and the Distributor have each adopted codes of ethics (each a “Code”) under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the Codes, the Trustees are permitted to invest in securities that may also be purchased by a Fund.

In addition, the Trust has adopted a code of ethics (the “Trust Code”), which applies only to the Trust's executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote (i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by a Fund; (iii) compliance with applicable governmental laws, rule and regulations; (iv) the prompt internal reporting of violations of the Trust Code to an appropriate person or persons identified in the Trust Code; and (v) accountability for adherence to the Trust Code.

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Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures ("Policies") on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser or its designee, subject to the Board's continuing oversight. The Policies require that the Adviser or its designee vote proxies received in a manner consistent with the best interests of a Fund and shareholders. The Policies also require the Adviser or its designee to present to the Board, at least annually, the Adviser's Proxy Policies, or the proxy policies of the Adviser's designee, and a record of each proxy voted by the Adviser or its designee on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

Where a proxy proposal raises a material conflict between the Adviser's interests and a Fund’s interests, the Adviser will resolve the conflict by voting in accordance with the policy guidelines or at the client's directive using the recommendation of an independent third party. If the third party's recommendations are not received in a timely fashion, the Adviser will abstain from voting the securities held by that client's account. A copy of the Adviser's and proxy voting policies is attached hereto as Appendix A.

More information. Information regarding how a Fund voted proxies relating to portfolio securities held by a Fund during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling a Fund at (866) 464-6608; and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling www.mohrfunds.com and will be sent within three business days of receipt of a request.

THE DISTRIBUTOR

ACA Foreside Fund Services, LLC, located at Three Canal Plaza, Suite 100, Portland, ME 04101, (the "Distributor") serves as the principal underwriter and national distributor for the shares of a Fund pursuant to an underwriting agreement with the Trust (the "Underwriting Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the FINRA. The offering of each Fund’s shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of a Fund’s shares, will use reasonable efforts to facilitate the sale of a Fund’s shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the entire Board or by vote of a majority of the outstanding shares of a Fund on 60 days written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days written notice to the Trust. The Underwriting Agreement will automatically terminate in the event of its assignment.

The Distributor may enter into selling agreements with broker-dealers that solicit orders for the sale of shares of a Fund and may allow concessions to dealers that sell shares of a Fund.

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The Distributor is not compensated by a Fund. Instead, the Adviser pays the Distributor for certain distribution related services.

PORTFOLIO MANAGER

Dan Mohr serves as the portfolio manager to each Fund. As of September 30, 2023, the portfolio manager is responsible for the portfolio management of the following types of accounts in addition to each Fund:

Dan Mohr

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in millions)
Registered Investment Companies	4	$299,627,070	0	$0
Other Pooled Investment Vehicles	1	$6,212,051	0	$0
Other Accounts	439	$182,759,511	0	$0

Conflicts of Interest

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of a Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute a Fund’s portfolio trades and/or specific uses of commissions from a Fund’s portfolio trades (for example, research, or "soft dollars", if any). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.

Compensation

Mr. Mohr is compensated through base salary and discretionary bonus from services rendered to the Adviser.

Ownership of Securities

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in a Fund as of September 30, 2023.

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Name of Portfolio Manager	Dollar Range of Equity Securities in Mohr Growth ETF	Dollar Range of Equity Securities in Advance Core ETF	Dollar Range of Equity Securities in Mindful Conservative ETF	Dollar Range of Equity Securities in Mohr Sector Nav ETF
Dan Mohr	None	None	None	None

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for a Fund are made by the portfolio manager who is an employee of the Adviser. The Adviser is authorized by the Trustees to allocate the orders placed by them on behalf of a Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to a Fund or the Adviser for a Fund’s use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

●	the best net price available;

●	the reliability, integrity and financial condition of the broker or dealer;

●	the size of and difficulty in executing the order; and

●	the value of the expected contribution of the broker or dealer to the investment performance of a Fund on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of a Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to a Fund. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than a Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit a Fund. For the fiscal periods ended September 30, 2022 and September 30, 2023 the Funds paid the following brokerage commissions:

Fund	9/30/2023	9/30/2022
Mohr Growth ETF	$92,081	$44,209
Adaptive Core ETF	$42,114	$31,135
Mindful Conservative ETF	$73,879	$34,057
Mohr Sector Nav ETF	$13,263	-

PORTFOLIO TURNOVER

Each Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by a Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund. A 100% turnover rate would occur if all of a Fund’s portfolio securities were replaced once within a one-year period. For the fiscal period ended September 30, 2023, Mohr Growth ETF had a portfolio turnover rate of 442%; Adaptive Core ETF had a portfolio turnover rate of 425% and Mindful Conservative ETF had a portfolio turnover rate of 260% and Mohr Sector Nav ETF had a portfolio rate of 537%. For the fiscal period ended September 30, 2022, Mohr Growth ETF had a portfolio turnover rate of 1,223%; Adaptive Core ETF had a portfolio turnover rate of 1,180%; Mindful Conservative ETF had a portfolio turnover rate of 665%.

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OTHER SERVICE PROVIDERS

Fund Administration

Collaborative Fund Services, LLC serves as the administrator to the Trust (the “Administrator”), which has its principal office at 500 Damonte Ranch, Parkway Building 700, Unit 700, Reno, NV 89521. Citi Fund Services Ohio, Inc. serves as the sub-administrator to the Fund (the "Sub- Administrator"), has its principal office at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, and is primarily in the business of providing administrative, fund accounting and regulatory filing services to retail and institutional mutual funds and ETFs. The Administrator supervises the Trust’s operations, including the services that the Sub-Administrator provides to the Fund.

Pursuant to a Fund Services Agreement with the Funds, the Administrator provides administrative services to the Fund, subject to the oversight of the Board. The Administrator may provide persons to serve as officers of the Funds. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Fund Services Agreement will remain in effect for one year from the effective date of the agreement, and will remain in effect subject to annual approval of the Board for one-year periods thereafter. The Fund Services Agreement is terminable by the Board or the Administrator on sixty days' written notice and may be assigned provided the non-assigning party provides prior written consent. This Fund Services Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

The Administrator provides or causes to provide the Funds with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund’s custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

For administrative services rendered to the Funds under the Agreement, the Funds pays the Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets. For the fiscal periods ended September 30, 2023 and September 30, 2022, the Funds paid the Administrator:

Fund	9/30/2023	9/30/2022
Mohr Growth ETF	$130,849	$63,270
Adaptive Core ETF	$75,607	$38,375
Mindful Conservative ETF	$109,738	$48,332
Mohr Sector Nav ETF	$30,482	-

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Fund Sub-Administration

The Sub-Administrator assists in supervising all operations of the Funds (other than those performed by Collaborative Fund Services as administrator), subject to the supervision of the Board pursuant to a services agreement (the “Services Agreement“).

Unless sooner terminated, the Services Agreement is in effect as to the Funds for a period of one year and for consecutive one-year terms thereafter. The Services Agreement provides that in the absence of willful misconduct, fraud or gross negligence on the part of the Sub-Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Services Agreement, the Sub-Administrator calculates Trust expenses and makes disbursements;  prepares shareholder reports and reports to the SEC on Forms N-CEN and N-PORT; coordinates dividend payments; calculates the Fund’s performance information; assist with the preparation of the Trust’s tax returns; monitors the Funds’ status as regulated investment companies under the Code; assists in developing portfolio compliance procedures; reports to the Board amounts paid under shareholder service agreements; assists with regulatory compliance; and assists with liquidity and derivatives risk management services, among other services.

For sub-administrative services rendered to the Fund under the Services Agreement, the Funds pays the Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets. For the fund accounting services rendered to the Fund under the Services Agreement, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets. For the fiscal periods ended September 30, 2023 and September 30, 2022, the Funds paid the Sub-Administrator:

Fund	9/30/2023	9/30/2022
Mohr Growth ETF	$54,647	$28,039
Adaptive Core ETF	$51,099	$21,759
Mindful Conservative ETF	$51,542	$23,816
Mohr Sector Nav ETF	$28,877	-

Custodian

Citibank N.A., located at 388 Greenwich Street, New York, NY 10048 (the "Custodian"), serves as the custodian of a Fund’s assets pursuant to a Custodian Agreement by and between the Custodian and the Trust on behalf of a Fund. The Custodian's responsibilities include safeguarding and controlling a Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a Fund’s investments. Pursuant to the Custodian and Transfer Agent Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. A Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

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Compliance Officer

Beacon Compliance Consulting Inc. (“Beacon”), P.O. Box 11550, Overland Park, KS, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between Beacon and the Trust. Beacon’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act. For the compliance services rendered to the Fund, the Fund pays Beacon a reoccurring fund fee and a fee per the fund. The Fund also pays Beacon for any out-of-pocket expenses.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series or classes. Matters such as election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal, per-class, dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of a Fund. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. The Trust's secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading "Net Asset Value," of a Fund's shares is determined by dividing the total value of a Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of a Fund.

The Administrator calculates a Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day that the Exchange is open. NAV is calculated by deducting all of a Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value. The NAV for a Fund will be calculated and disseminated daily. The value of a Fund’s portfolio securities is based on market value when market quotations are readily available.

Exchange-traded securities, such as common and preferred stocks, ETFs, ETPs, ETNs, closed-end funds, REITs, MLPs, REOCs and similar instruments, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the Exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser. If a security’s market price is not readily available, the security will be valued at fair value as determined by the Adviser as the Trust’s fair value designee in accordance with the Trust’s valuation policies and procedures approved by the Board. The values of assets denominated in foreign currencies are converted into U.S. dollars based on the mean of the current bid and asked prices by major banking institutions and currency dealers.

Bonds, notes, debentures or similar instruments are valued by a pricing service when the Adviser believes such prices are accurate and reflect the fair market value of such securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review by the Board of Trustees. Short-term investments having a maturity of 60 days or less may be amortized to maturity, provided such valuations represent par value.

Futures contracts listed for trading on a futures exchange or board of trade for which market quotations are readily available are valued at the last quoted sales price or, in the absence of a sale, at the mean of the last bid and ask prices.

Even when market quotations are available, they may be stale or unreliable because the validity of market quotations appears to be questionable; the number of quotations is such as to indicate that there is a thin market in the security; a significant event occurs after the close of a market but before a Fund's NAV calculation that may affect a security's value; or the Adviser is aware of any other data that calls into question the reliability of market quotations such as issuer-specific events, which may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

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Because foreign markets may be open on different days than the days during which a shareholder may purchase Shares, the value of a Fund’s investments may change on days when shareholders are not able to purchase Shares.

Creation Units

Each Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Creation Unit is an aggregation of 25,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of a Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

Authorized Participants

To purchase or redeem any Creation Units, you must be, or transact through, an Authorized Participant who has entered into a contract with the Funds’ Distributor. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in a Fund’s Creation Units.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant and therefore must still transact through an Authorized Participant may incur additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

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Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate a Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse a Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by a Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of a Fund.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for a Fund are listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	2.00%

* As a percentage of the amount invested.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the NAV per Creation Unit of a Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to a Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from a Fund.

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On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for a Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

Each Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. A Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, a Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. Each Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the second Business Day following the Transmittal Date for securities (“T+2”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to a Fund, together with such additional information as may be required by the Distributor or Transfer Agent. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

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Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to a Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to a Fund for any losses incurred by a Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of a Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by a Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to a Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to a Fund, immediately available or same day funds in U.S. dollars estimated by a Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by a Fund. A Fund’s determination shall be final and binding.

Each Fund reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust, Fund or the Adviser, have an adverse effect on the Trust, Fund or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

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Issuance of a Creation Unit

Once a Fund has accepted an order, upon next determination of a Fund’s NAV, a Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until a Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. Except as provided, the delivery of Creation Units will generally occur no later than T+2.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the Deposit Securities (or cash -in-lieu) have been delivered to a Fund’s account at the applicable local sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and a Fund will issue and cause the delivery of the Creation Unit. While, as stated above, Creation Units are generally delivered on T+2, a Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

Each Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, a Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to a Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, a Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to a Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by a Fund. More information regarding a Fund’s current procedures for collateralization is available from the Distributor.

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Cash Purchase Method

When cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the NAV per Creation Unit of a Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from a Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to a Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for a Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

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Custom Redemptions and Cash-in-lieu

Each Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. Each Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, a Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. Each Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to a Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to a Fund. Each Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in a Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by a Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to a Fund, together with such additional information as may be required by the Distributor or Transfer Agent. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

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Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to a Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from a Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once a Fund has accepted a redemption request, upon next determination of a Fund’s NAV, a Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+2. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to a Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Redemption Securities, a Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Listed below are the dates in calendar year 2019 in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to a Fund. The list may not be accurate or complete and is subject to change:

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Cash Redemption Method

When cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in a Fund.

Each Fund has qualified and intends to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, a Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of a Fund will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of a Fund. Capital losses incurred after January 31, 2011 may now be carried forward indefinitely and retain the character of the original loss. Under pre-enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders. For the fiscal period ended September 30, 2023, the Funds have net capital loss carryforwards not subject to expiration as summarized as follows:

	Short Term Amount	Long Term Amount	Total
Mohr Growth ETF	$20,815,043	─	$20,815,043
Adaptive Core ETF	$10,108,895	─	$10,108,895
Mindful Conservative ETF	$4,983,831	─	$4,983,831
Mohr Sector Nav ETF	─	─	─

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Each Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Dividends from net investment income, if any, are declared and paid annually by a Fund. Each Fund distributes their net realized capital gains, if any, to shareholders annually no later than December 31 of each year. Both types of distributions will be in shares of a Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, each Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers that a Fund controls and that are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such a Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of a Fund generally would not be liable for income tax on a Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from a Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of a Fund.

Each Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to a Fund during the preceding calendar year. Under ordinary circumstances, a Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

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Distributions of net capital gain ("capital gain dividends") generally are taxable to shareholders as long-term capital gain; regardless of the length of time the shares of the Trust have been held by such shareholders.

Certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from a Fund and net gains from the disposition of shares of a Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in a Fund.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder's tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if a Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Options, Futures, and Forward Contracts and Swap Agreements

To the extent such investments are permissible for a Fund, a Fund's transactions in options, futures contracts, hedging transactions, forward contracts, swaps, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to a Fund, defer losses to a Fund, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

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To the extent such investments are permissible, certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of a Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund's book income is less than taxable income, a Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by a Fund in certain passive foreign investment companies ("PFICs") could subject a Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to treat a PFIC as a qualified electing fund ("QEF"), in which case a Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company.

Each Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of a Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for a Fund to avoid taxation. Making either of these elections, therefore, may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

Foreign Currency Transactions

Each Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, a Fund may be able to elect to "pass through" to a Fund's shareholders the amount of eligible foreign income and similar taxes paid by a Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by a Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by a Fund will "pass through" for that year.

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Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income will flow through to shareholders of a Fund. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by a Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though a Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. Each Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Each Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

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Each Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest a Fund actually received. Such distributions may be made from the cash assets of a Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). Each Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of a Fund may be subject to state and local taxes on distributions received from a Fund and on redemptions of a Fund’s shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year a Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen & Company, Ltd. (“Cohen”) located at 342 North Water Street, Suite 830, Milwaukee, WI 53202 has been selected as independent registered public accounting firm for each Fund for the current fiscal year ending September 30, 2024. Cohen will perform an annual audit of each Fund’s financial statements and provides financial, tax and accounting services as requested.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, serves as the Trust's legal counsel.

FINANCIAL STATEMENTS

The audited financial statements and report of the independent registered public accounting firm required to be included in this SAI are hereby incorporated by reference to the Annual Report for the Funds for the fiscal year ended September 30, 2023.  You may obtain a copy of the Annual Report without charge by calling the Fund at 1(866) 464-6608.

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Appendix A

Adviser Proxy Voting Policies and Procedures

Proxy Voting

Background

Proxy voting is an important right of investors and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

SEC-RIAs that exercise voting authority with respect to client securities, are required by Rule 206(4)6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Policy

The Adviser, as a matter of policy and as a fiduciary obligation to our clients, maintains the responsibility for voting proxies for portfolio securities held by accounts or funds in which it has discretionary authority unless it delegates such responsibilities to Sub-Adviser(s) or the Clients themselves (as part of the investment management services agreement).

The Adviser’s Investment Committee or designee shall be responsible for determining proxy voting decisions on behalf of the Adviser’s clients but may delegate proxy voting authority at his sole discretion to the Sub-Adviser. In situations where the Investment Committee or designee is responsible for proxy voting, the following guidelines shall be applied (with the understanding that the Trust’s Board must approve proxy voting policies of advisers that sponsor Funds/ETFs in the Trust).

In circumstances where the Firm has delegated proxy voting to the Sub-Adviser, the Sub-Adviser must also conform to the proxy voting guidelines authorized by the Trust’s Board for applicable Fund/ETF offerings (including the Mohr Funds). Where the Adviser or Sub-Adviser is not restricted by the Trust Board’s proxy voting policies, the Adviser will either exercise proxy voting in accordance with its policies (as described herein) or, as an alternative, authorize the Sub-Adviser to either follow the Adviser's proxy voting policies or, upon the Investment Committee’s approval, follow the Sub-Adviser’s proxy voting policies. Where the Sub-Adviser is charged with proxy voting authority for the Adviser’s clients, the Adviser’s Brokerage Committee will perform periodic review as part of the Firm’s sub-adviser oversight protocols.

The Adviser’s Brokerage Committee does not itself maintain or exercise voting authority for proxy issues but serves as a forum to provide a retrospective review to ensure these matters are handled in accordance with SEC rules and applicable Firm policies. Where the Adviser’s is obligated to exercise proxy voting, the Firm policy is to perform this duty consistent with the best economic interests of our clients. The Adviser’s Investment Committee shall, prior to effectuating a client agreement, decide as to the obligation of proxy voting. If the Investment Committee determines that proxy voting is the responsibility of the Adviser, then the procedures herein shall be followed. In cases where the Adviser is not obligated to vote proxies, the Investment Committee shall confirm with the client so that both parties have a mutual understanding and, in turn, the Investment Committee or designee will email the CCO as to this fact to have contemporaneous supporting documentation. The Adviser maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Adviser’s proxy policies and practices. The Adviser will, at least annually, review its Proxy Voting policy and, where necessary, make enhancements based on the results of such review.

Consequently, for clients (including the Mohr Funds) in which the Adviser maintains the proxy voting obligations, the Firm shall adhere to the applicable proxy voting policies in place whether described herein or, where applicable, outlined in the prospectus and approved by the Trust. The Adviser does typically exercise the proxy voting authority for the shares it serves as SMA adviser, but such responsibilities may be obligations of a third party, namely, an independent registered investment advisor, as set forth in the advisory agreement. In such instances, the Adviser shall not be responsible for either facilitating proxy voting or monitoring the other party unless otherwise agreed upon in the attendant advisory agreement. The Adviser will approach each corporate proxy statement on a case-by-case basis and may vote a proxy in a manner different from management’s recommendation. In sum, the Adviser will consider both sides of each proxy issue and after appropriate evaluation will cast its votes according to the most favorable position.

As a general principle when responsible for proxy voting for clients and, in particular investment companies, the Adviser shall determine how to vote proxies based on our reasonable judgment of that vote insofar as what is most likely to produce favorable financial results for the clients or shareholders. Proxy votes typically will be cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer's board of directors and management, and maintain or increase the rights of shareholders. Conversely, proxy votes will be cast against proposals having the opposite effect or in circumstances where (i) the cost of voting such proxy exceeds the expected benefit to the client; (ii) if the proxy authorizes a re-registration process imposing trading and transfer restrictions on the shares, commonly, referred to as “blocking.”

In keeping with its fiduciary obligation, the Adviser and its Investment Committee may not be influenced by outside sources who have interests which conflict with the interests of the Adviser’s clients when voting proxies for such clients. Accordingly, our policy and procedures include the responsibility to receive and disclose any potential conflicts of interest and maintain relevant and required records. The Adviser’s Brokerage Committee shall perform a retrospective review to ensure that proxy voting matters (including issuer proposals, corporate actions, and class action lawsuits) are handled in accordance with Firm policy. In carrying out its obligation for proxy voting, The Adviser may engage a third-party service provider to perform certain administrative functions associated with proxy voting whereas the Firm shall retain exclusive authority to research the proxy votes and make the ultimate determination for how such proxies shall be voted. At all times, the Adviser shall focus its voting decisions on the best interests of the client.

To help ensure that the Adviser votes proxies in the best interests of the client, the Adviser has established procedures highlighted by guidelines (i.e., best practices) aimed at setting forth practices to be followed by the Investment Committee and to properly deal with a material conflict of interest. As an overarching principle, the Adviser views its obligations to exercise proxy votes on management and shareholder proposals at publicly traded companies as a means intended to assist institutional investors in circumstances the underling proposals are guided by promoting long-term shareholder value creation and risk mitigation. Public companies which maintain generally strong corporate governance cultures understand these practices should respect shareholder rights and provide appropriate transparency, taking into account relevant laws, customs, and best practice codes of each market and region, as well as the right and responsibility of shareholders to make informed voting decisions.

From time to time, it is possible that the Investment Committee or designee will decide (i) to vote shares held in client accounts differently from the vote of another client account holding the same security. Such actions may result from situations where clients are permitted to place reasonable restrictions on the Adviser's voting authority in the same manner that they may place such restrictions on the actual selection of account securities; or (ii) to abstain from voting on behalf of client account(s) for good reason. The Adviser reserves the right to abstain from voting proxies where the research costs and time outweigh potential benefits of casting the vote provided documentation in this regard is maintained on file as part of the Firm’s proxy voting records. In the absence of specific voting guidelines from the client, the Adviser will generally abstain from the voting of proxies. If, however, the Adviser elects to vote in these instances, the Adviser's policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client.

In connection with administrative or clerical matters, such as formally issues proxy votes and associated record retention, the Adviser has engaged a third-party service provider to manage such aspects of the Adviser’s proxy voting obligations.

THE SPAC AND NEW ISSUE ETF

Ticker Symbol: SPCX

Primary Listing Exchange for the Fund: The Nasdaq Stock Market LLC

PROSPECTUS

February 1, 2024

Advised by:
Tuttle Capital Management
155 Lockwood Rd,
Riverside, CT 06878

www.spcxetf.com	(866) 904-0406

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

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FUND SUMMARY: THE SPAC AND NEW ISSUE ETF

Investment Objectives:

The SPAC and New Issue ETF (the “Fund”) seeks to provide total return.

Fees and Expenses of the Fund:

This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy, sell, and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.83%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses	1.06%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	1.89%

(1)	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$192	$594	$1,021	$2,212

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. For the fiscal year ended September 30, 2023, the Fund had a portfolio turnover of 62%.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund is an actively managed exchange traded fund (“ETF”). In pursuing the Fund’s investment objective, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in units and shares of Special Purpose Acquisitions Companies (“SPACs”) that have a minimum capitalization of $100 million and companies that completed an initial public offering (“IPO”) within the last two years. A SPAC is a blank check company that has not yet merged with an operating company. SPACs are formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. SPACs often have pre-determined time frames to merge (typically two years) or the SPAC will liquidate. A SPAC generally offers units, each comprised of one share of common stock and a warrant (or portion of a warrant) to purchase common stock. A warrant is a security that allows its holder to purchase a specified amount of common stock at a specified price for a specified time. The Fund may seek to sell warrants that it receives in connection with the purchase of a SPAC’s units in order to generate additional returns for shareholders. The Fund may purchase units or shares of SPACs that have completed an IPO within the last two years on a secondary market or during a SPAC’s IPO. A SPAC that has completed a business transaction within the last two-years is considered a company that has completed an IPO within the last two-years. The Fund may enter into swap agreements on publicly traded SPACs and individual U.S. equities of any market capitalization that have completed an initial public offering within the last two-years. The Fund utilizes swap agreements in order to receive the returns associated with owning a SPAC or company that completed an initial public offering within the last two-years without the cost associated with directly investing in the SPAC or company. The Fund will utilize swap agreements to increase leverage in the Fund’s investments.

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The Fund may also invest in depositary receipts or appropriate ETFs for cash management purposes or due to a lack of suitable investment opportunities, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities.

The Adviser utilizes fundamental analysis to identify investment opportunities with favorable attributes, to evaluate industry dynamics, measure the strength of the business model and management skill. The Adviser will perform research and due diligence on the SPAC sponsors or management teams. The Adviser’s evaluation of the sponsor will include the sponsor’s history in allocating capital, securing financing, experience managing public companies, and background in the area/industry where the SPAC is searching for a business combination. The Adviser may sell a position when a SPAC either announces a business combination or the price increases. In managing the Fund’s portfolio, the Adviser will engage in frequent trading, resulting in a high portfolio turnover rate.

PRINCIPAL RISKS:

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

●	SPAC Risk: The Fund invests in SPACs and companies that have completed an IPO. SPACs are companies that may be unseasoned and lack a trading or operational history, a track record of reporting to investors, and widely available research coverage. The Fund may purchase SPACs through an IPO. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the IPO. In addition, IPOs may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. The Fund may invest in vehicles formed by SPAC sponsors to hold founder shares, which may be subject to forfeiture or expire worthless and which generally have less liquidity than SPAC shares issued in an IPO. The Fund may experience material losses as a result of forfeited founder shares or founder shares that expire worthless.

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●	ADR Risk: ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

●	Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

●	Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

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●	No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

●	Trading Issues. Trading in Shares on the Nasdaq Stock Market LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

o	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

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●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Leverage Risk: The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

●	Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

●	Management Risk: The Adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that Adviser’s investment strategy will produce the desired results, causing losses for the Fund.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Pre-Determined Time Frame Risk: SPACs typically have a pre-determined timeframe to merge with an operating company or they will liquidate. If a SPAC is unable to find a merger target, the Fund’s returns may be diminished.

●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

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●	Swaps Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

●	Warrant Risk: Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (866) 904-0406 and may also be available at www.spcxetf.com.

Performance Bar Chart

Best Quarter:	3/31/2021	10.63%

Worst Quarter:	12/31/2022	-6.05%

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The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2023, was -3.87%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2023)

Average Annual Total Returns (as of December 31, 2023)	One Year	Since Inception (12/15/20)
Return Before Taxes	-3.87%	-1.33%
Return After Taxes on Distributions	-4.74%	-1.79%
Return After Taxes on Distributions and Sale of Fund Shares	-2.29%	-1.19%
Index IQ Merger Arbitrage (1)	-0.55%	-1.46%

(1)	The IQ Merger Arbitrage Index seeks to achieve capital appreciation by investing in global companies for which there has been a public announcement of a takeover by an acquirer. This differentiated approach is based on a passive strategy of owning certain announced takeover targets with the goal of generating returns that are representative of global merger arbitrage activity. The Index also includes short exposure to global equities as a partial equity market hedge. An investor cannot invest directly in the index.

Adviser: Tuttle Capital Management, LLC.

Portfolio Manager: Matthew Tuttle has been the Fund’s portfolio manager since its inception in December 2020.

Purchase and Sale of Fund Shares: The Fund will issue and redeem Shares at net asset value per Share (“NAV”) only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on Nasdaq Stock Market LLC and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan. If you are investing through a tax-free plan, you will be taxed upon withdrawal from your account.

 7

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The Fund seeks to provide total return. The Fund may change its investment objective upon 60 days’ written notice to shareholders.

Principal Investment Strategies

The Fund is an actively managed exchange traded fund. In pursuing the Fund’s investment objective, the Fund:

●	will invest at least 80% of its net assets (plus any borrowings for investment purposes) in units and shares of Special Purpose Acquisitions Companies (“SPACs”) that have a minimum capitalization of $100 million and companies that completed an initial public offering (“IPO”) within the last two years.

●	may seek to sell SPAC warrants that it receives in connection with the purchase of a SPAC’s units in order to generate additional returns for shareholders.

●	may invest in depositary receipts for cash management purposes.

For cash management purposes or due to a lack of suitable investment opportunities, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities. The Fund may purchase units of SPACs that have completed an IPO within the last two years on a secondary market or in a SPAC IPO. A SPAC that has completed a business transaction within the last two-years is considered a company that has completed an IPO within the last two-years. The Fund may enter into swap agreements on publicly traded SPACs and individual U.S. equities of any market capitalization that have completed an IPO within the last two-years. The Fund utilizes swap agreements in order to receive the returns associated with owning a SPAC or company that completed an initial public offering within the last two-years without the cost associated with directly investing in the SPAC. The Fund will utilize swap agreements to increase leverage in the Fund’s investments.

The Adviser utilizes fundamental analysis to identify investment opportunities with favorable attributes, to evaluate industry dynamics, measure the strength of the business model and management skill. The Adviser utilizes its analysis and research to avoid concentrating the Fund’s assets in an industry. The Adviser will perform research and due diligence on the SPAC sponsors or management teams. The Adviser’s evaluation of the sponsor will include the sponsor’s history in allocating capital, securing financing, experience managing public companies, and background in the area/industry where the SPAC is searching for a business combination. The Adviser may sell a position when it a SPAC either announces a business combination or the price increases. In managing the Fund’s portfolio, the Adviser will engage in frequent trading, resulting in a high portfolio turnover rate.

 9

Principal Investment Risks

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Fund. The following risks could adversely affect the net asset value, total return and the value of the Fund and your investment. The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in the Fund’s Summary section of this Prospectus. The Fund expects to participate in IPOs of SPACs, secondary market transactions, private placement in public equities and investments in vehicles formed by SPAC sponsors to hold founder shares, which are private rights and other interests issued by a SPAC.

SPAC Risk: SPAC Risk: The Fund invests in SPACs and companies that have completed an IPO. SPACs are companies that may be unseasoned and lack a trading or operational history, a track record of reporting to investors, and widely available research coverage. The Fund may purchase SPACs through an IPO. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the IPO. In addition, IPOs may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. The Fund may invest in vehicles formed by SPAC sponsors to hold founder shares, which may be subject to forfeiture or expire worthless and which generally have less liquidity than SPAC shares issued in an IPO. The Fund may experience material losses as a result of forfeited founder shares or founder shares that expire worthless.

ADR Risk: ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. In addition to the risks of investing in foreign securities discussed below, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR, or selling them quickly and efficiently at the prices at which they have been valued. In a sponsored ADR arrangement, the foreign company assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign company assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the foreign company, available information concerning the foreign company may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading. Certain ADRs are not listed on an exchange and therefore may be considered to be illiquid.

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Counterparty Risk: The Fund may engage in transactions in securities and financial instruments that involve counterparties. Counterparty risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. To limit the counterparty risk associated with such transactions, the Fund conducts business only with financial institutions judged by the Adviser to present acceptable credit risk.

Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including:

●	Leverage and Volatility Risk: Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

●	Liquidity Risk: It is possible that particular derivative investments might be difficult to purchase or sell, possibly preventing the Fund from executing positions at an advantageous time or price, or possibly requiring them to dispose of other investments at unfavorable times or prices in order to satisfy their obligations. Most U.S. commodity futures exchanges impose daily limits regulating the maximum amount above or below the previous day’s settlement price which a futures contract price may fluctuate during a single day. During a single trading day no trades may be executed at prices beyond the daily limit. Once the price of a particular futures contract has increased or decreased to the limit point, it may be difficult, costly or impossible to liquidate a position. It is also possible that an exchange or the Commodity Futures Trading Commission, which regulates commodity futures exchanges, may suspend trading in a particular contract, order immediate settlement of a contract or order that trading to the liquidation of open positions only.

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ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

●	Trading Issues. Trading in Shares on the Nasdaq Stock Market LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

o	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

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Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Leverage Risk: Using derivatives can create leverage, which can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk: The Adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Pre-Determined Time Frame Risk: SPACs typically have a pre-determined timeframe to merge with an operating company or they will liquidate. If a SPAC is unable to find a merger target, the Fund’s returns may be diminished.

Small and Medium Capitalization Stock Risk: The stocks of small and medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

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Swap Risk: The Fund may use swaps to enhance returns and manage risk. The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Warrant Risk: Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Temporary Investments: To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, and U.S. Government securities. While the Fund is in a defensive position, the Fund may not achieve its investment objective. Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure: A description of the Fund’s policies and regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information (“SAI”).

Cybersecurity: The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and their service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

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Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT OF THE FUND

Investment Adviser

Tuttle Capital Management, LLC, located at 155 Lockwood Rd, Riverside, CT 06878, serves as investment adviser to the Fund. Subject to the oversight and authority of the Board, the Adviser is responsible for the overall management of the Fund’s business affairs. The Adviser is responsible for selecting the Fund’s investments according to the Fund’s investment objective, policies, and restrictions.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Fund pays the Adviser, on a monthly basis, an annual advisory fee of 0.83% of the Fund’s average daily net assets. For the fiscal year ended September 30, 2023, the Fund paid the Adviser (net of fee waivers) 0% of the Fund’s average daily net assets. A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement is available in the Fund’s semi-annual shareholder report dated March 31, 2023.

Portfolio Manager

Matthew Tuttle is responsible for the day-to-day management of the Fund. Matthew Tuttle founded the Adviser in 2012 and serves its chief executive officer and chief investment officer.

The Fund’s SAI provides additional information about the portfolio manager’s compensation structure, other accounts managed by each portfolio manager, and the portfolio manager ownership of Fund shares.

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NET ASSET VALUE

The net asset value (“NAV”) and offering price (NAV plus any applicable sales charges) of each class of shares is determined as of the close of the Exchange (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business (the “Valuation Time”). NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The Exchange is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the Exchange on that day.

The Fund’s securities or other investment assets for which market quotations are readily available will be valued at current market value based upon such market quotations as of the Valuation Time. The Fund may use independent pricing agents to provide current market values. Generally, a Fund’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with procedures approved by the Board. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated execution of these procedures to the Adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund. The Fund may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s portfolio may change on days when you may not be able to buy or sell Fund shares. In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the Exchange. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in a Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the securities will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

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With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies that are registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of the registered open-end management investment companies in which the Fund invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Premium/Discount Information

Most investors will buy and sell Shares of the Fund in secondary market transactions through brokers at market prices and the Fund’s Shares will trade at market prices. The market price of Shares of the Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

Information regarding how often the Shares of the Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at www.spcxetf.com.

HOW TO BUY AND SELL SHARES

Shares of the Fund will be listed for trading on the Exchange under the symbol SPCX. Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and Shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Authorized Participants that have entered into contracts with the Fund’s distributor may acquire Shares directly from the Fund, and Authorized Participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in large blocks, or Creation Units, of 25,000 Shares. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Share Trading Prices

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for Shares of the Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share of the Fund because the approximate value may not take into account certain Fund expenses and may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares, and the Fund does not make any warranty as to the accuracy of these values.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants who have entered into agreements with the Fund’s distributor. The vast majority of trading in the Fund’s Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, those trades do not cause the harmful effects that may result from frequent cash trades, to the extent such trades are effected in-kind (i.e., for securities), To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by Authorized Participants is critical to ensuring that the Fund’s Shares trade at or close to NAV. The Fund also employ fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund impose transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

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DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Unlike interests in conventional mutual funds, which typically are bought and sold from and to the fund only at closing NAVs, the Fund’s Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such an option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

●	The Fund makes distributions,

●	You sell your Shares listed on the Exchange, and

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●	You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid annually by the Fund. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that the Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to federal income tax for non-corporate shareholders who satisfy those restrictions with respect to their Fund shares at the rate for net capital gain -- a maximum of 15% for taxable years beginning before 2013. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends each Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations -- subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional Shares of the Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional Shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Fund is required to withhold 28% of your distributions and redemption proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses from sales of Shares may be limited.

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Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An Authorized Participant that exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the Shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price. See “Tax Status” in the SAI for a description of the newly effective requirement regarding basis determination methods applicable to Share redemptions and the Fund’s obligation to report basis information to the Service.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Shares under all applicable tax laws. See “TAX STATUS” in the SAI for more information.

FUND SERVICE PROVIDERS

Collaborative Fund Services, LLC serves as the administrator to the Trust (the “Administrator”), which has its principal office at 500 Damonte Ranch, Parkway Building 700, Unit 700, Reno, NV 89521.

Citi Fund Services Ohio, Inc. is the Fund’s sub-administrator and fund accountant. It has its principal office at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, and is primarily in the business of providing administrative, fund accounting and regulatory filing services to retail and institutional mutual funds.

Citibank N.A., is the Fund’s custodian. It has its principal office at 388 Greenwich Street, New York, NY 10048.

ACA Foreside Fund Services, LLC (the “Distributor”), located at Three Canal Plaza, Suite 100, Portland, ME 04101, is the distributor for the shares of the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

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Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, serves as legal counsel to the Trust.

Cohen & Company, Ltd., located at 342 N. Water St. Suite830, Milwaukee, WI 53202 serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

OTHER INFORMATION

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. The September 30, 2023 information for the Fund has been derived from the financial statements audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Fund’s September 30, 2023 annual report, which is available upon request.

The SPAC and New Issue ETF	Year Ended September 30, 2023	Year Ended September 30, 2022	December 15, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$26.24	$28.72	$25.00

Net Investment Income (Loss)(b)	(0.23)	(0.25)	(0.26)
Net Realized and Unrealized
Gains (Losses) on Investments	(2.50)	(1.89)	3.98(c)
Total from Investment
Activities	(2.73)	(2.14)	3.72

Distributions from Net
Investment Income	—	(0.36)	—
Distributions from Net Realized
Gains on Investments	—	—	—
Total Distributions	—	(0.36)	—

Impact of NAV error	0.11	0.02	—
Net Asset Value, End of Period	$23.62	$26.24	$28.72
Net Assets at End of Period (000’s)	$16,532	$30,176	$85,444

Total Return at NAV(d)(e)	(9.99)%(f)	(7.47)%(g)	14.88%
Total Return at Market(e)(h)	(10.62)%	(7.74)%	14.96%

Ratio of Net Expenses to Average Net Assets(i)	0.95%	0.95%	0.95%
Ratio of Gross Expenses to
Average Net Assets(i)(j)	1.89%	1.31%	1.13%
Ratio of Net Investment Income
(Loss) to Average Net Assets(i)	(0.95)%	(0.88)%	(0.90)%
Portfolio Turnover(e)(k)	62%	51%	124%

(a)     Commencement of operations.

(b)    Calculated based on average shares method.

(c)     Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)    Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)     Not annualized for periods less than one year.

(f)     As a result of the Adara Acquisition Corps business combination with Alliance Entertainment, the Adara Acquisition Corp founders shares held by the fund were subject to an involuntary haircut to its number of shares backdated to the Business Combination closing on February 10, 2023. The share haircut resulted in an overstated NAV error from February 10, 2023 to September 8, 2023. The impact of the NAV error on Total Return at NAV was (0.51)%.

(g)     A reduction in position of a private placement security resulted in an overstated NAV error from September 14, 2021 through February 7, 2022. The impact of the NAV error on Total Return at NAV was (0.07)%.

(h)    Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(i)      Annualized for periods less than one year.

(j)     If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(k)    Excludes the impact of in-kind transactions.

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PRIVACY NOTICE

Collaborative Investment Series Trust

Rev. November 2017

FACTS	WHAT DOES COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●        Social Security number and wire transfer instructions

●        account transactions and transaction history

●        investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Collaborative Investment Series Trust share information?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes – to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes – information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

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PRIVACY NOTICE

Collaborative Investment Series Trust

What we do:
How does Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●       open an account or deposit money

●       direct us to buy securities or direct us to sell your securities

●       seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●        sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●        affiliates from using your information to market to you.

●        sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Collaborative Investment Series Trust does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●        Collaborative Investment Series Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Collaborative Investment Series Trust doesn’t jointly market.

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Adviser	Tuttle Capital Management, LLC 155 Lockwood Rd, Riverside, CT 06878
Distributor	ACA Foreside Fund Services, LLC Three Canal Plaza, Suite 100, Portland, ME 04101
Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Custodian	Citibank, N.A. 388 Greenwich Street, New York, NY 10048
Independent Registered Public Accounting Firm:	Cohen & Company, Ltd. 342 N. Water St. Suite 830 Milwaukee, WI 53202

Additional information about the Fund, including the Fund’s policies and procedures with respect to disclosure of the Fund's portfolio holdings, is included in the Fund’s SAI. The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Fund’s policies and management. Additional information about the Fund’s investments will also available in the Fund’s Annual and Semi-Annual Reports to Shareholders.

To obtain a free copy of the SAI or other information about the Fund, or to make shareholder inquiries about the Fund, please call (866) 904-0406 or visit www.spcxetf.com.

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File #811-23306

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The SPAC and New Issue ETF
Ticker Symbol: SPCX

a series of Collaborative Investment Series Trust

STATEMENT OF ADDITIONAL INFORMATION

February 1, 2024

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus of The SPAC and New Issue ETF (the "Fund) dated February 1, 2024. The Fund’s Prospectus is hereby incorporated by reference, which means it is legally part of this document. You can obtain copies of the Fund’s Prospectus, annual or semi-annual reports without charge by contacting the Fund’s Distributor, ACA Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04191 or by calling (866) 904-0406. You may also obtain a Prospectus by visiting the website at www.spcxetf.com.

 i

THE FUND

The Fund is a diversified series of Collaborative Investment Series Trust, a Delaware statutory trust organized on July 26, 2017 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”).

The Fund may issue an unlimited number of shares of beneficial interest. All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by such Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Fund’s investment objectives, restrictions and policies are more fully described here and in the Prospectus. The Board may start other series and offer shares of a new fund under the Trust at any time. The Board may start other series and offer shares of a new fund under the Trust at any time. The Fund is an exchange-traded fund, which is a registered open-end management company that issues (and redeems) creation units (“Creation Units”) to (and from) authorized participants (“Authorized Participants”) in exchange for a basket and a cash balancing amount (if any) and the shares of which are listed on a national securities exchange and traded at market-determined prices. An Authorized Participant is a financial institution that is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the financial institution to place orders for the purchase and redemption of Creation Units. Creation Units are a specified number of the Fund’s shares (e.g., 25,000) that the Fund will issue to (or redeem from) an Authorized Participant in exchange for the deposit (or delivery) of a basket and a cash balancing amount if any.

The Fund will issue and redeem Creation Units principally in exchange for an in-kind deposit of a basket of designated securities (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. The Fund is approved for listing, subject to notice of issuance, on Nasdaq Stock Market LLC (the “Exchange”). Shares will trade on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of the Fund, a share split, reverse split or the like, the Trust may revise the number of Shares in a Creation Unit.

The Fund reserves the right to offer creations and redemptions of Shares for cash. In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 115% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees, may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions. See PURCHASE, REDEMPTION AND PRICING OF SHARES below.

 1

TYPES OF INVESTMENTS

The investment objective of the Fund and the descriptions of the Fund’s principal investment strategies are set forth under “Investment Objective” and Principal Investment Strategies” in the Prospectus. The Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust.

The following pages contain more detailed information about the types of instruments in which the Fund may invest directly or indirectly as a principal or non-principal investment strategy. These instruments include other investment companies and strategies Tuttle Capital Management, LLC (the “Adviser”) employs in pursuit of the Fund’s investment objective and a summary of related risks.

Securities of Other Investment Companies

The Fund’s investments in ETFs and mutual funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in such underlying funds. Due to legal limitations, the Fund will be prevented from: 1) purchasing more than 3% of an investment company’s (including ETFs) outstanding shares; 2) investing more than 5% of the Fund’s assets in any single such investment company, and 3) investing more than 10% of the Fund’s assets in investment companies overall; unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission (“SEC”); and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired underlying fund) does not exceed the limits on sales loads established by Financial Industry Regulatory Authority (“FINRA”) for funds of funds. In addition to ETFs, the Fund may invest in other investment companies such as open-end mutual funds or exchange-traded funds, within the limitations described above. Each investment company is subject to specific risks, depending on the nature of the Fund. Underlying ETFs and mutual funds may employ leverage, which magnifies the changes in the underlying stock or other index upon which they are based.

Open-End Investment Companies

The Fund and any “affiliated persons,” as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any underlying fund. Accordingly, when affiliated persons hold shares of any of the underlying fund, the Fund’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference. The 1940 Act also provides that an underlying fund whose shares are purchased by the Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund’s outstanding securities during any period of less than 30 days. Shares held by the Fund in excess of 1% of an underlying fund’s outstanding securities therefore will be considered not readily marketable securities, which together with other such securities, may not exceed 15% of the Fund’s total assets.

 2

Under certain circumstances an underlying fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying fund(s) are made independently of the Fund and the Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose.

Exchange Traded Funds (“ETFs”)

ETFs are generally passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and typically provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”). Under certain circumstances, the adviser may invest in ETFs, known as “inverse funds,” which are designed to produce results opposite to market trends. Inverse ETFs are funds designed to rise in price when stock prices are falling.

ETFs typically have two markets. The primary market is where institutions swap “creation units” in block-multiples of, for example, 50,000 shares for in-kind securities and cash. Unlike mutual funds, the primary market for ETFs exists between the Fund and Authorized Participants. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded at net asset value (“NAV”), which is calculated at the end of a trading day. ETFs share many similar risks with open-end and closed-end funds.

Foreign Securities

Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

 3

To the extent currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Short Sales

The Fund may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker. A short sale is “against the box” to the extent the Fund contemporaneously owns or has the right to obtain at no added cost, securities identical to those sold short.

Equity Securities

Equity securities include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

 4

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Preferred Stock

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

A Fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Real Estate Investment Trusts

The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

 5

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Warrants

Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

 6

Depositary Receipts

Sponsored and unsponsored American Depositary Receipts (“ADRs”), are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Exchange Traded Notes (“ETNs”)

ETNs are typically unsecured and unsubordinated notes. ETN returns are based upon the performance of one or more underlying indicators and typically, no periodic coupon payments are distributed and no principal protections exists, even at maturity. ETNs are listed on an exchange and traded in the secondary market. An ETN can be held until maturity, at which time the issuer pays the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. Because fees reduce the amount of return at maturity or upon redemption, if the value of the underlying indicator decreases or does not increase significantly, the Fund may receive less than the principal amount of its investment at maturity or upon redemption. In addition, the value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying indicator, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the underlying indicator. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. A decision by the Fund to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.

Emerging Markets Securities

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

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Additional risks of emerging markets securities may include greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Certificates of Deposit and Bankers’ Acceptances

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may be secured by letters of credit, a surety bond or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

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Information on Time Deposits and Variable Rate Notes

Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

The commercial paper obligations are typically unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund and the issuer. It permits daily changes in the amounts invested. The Fund, typically, has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct investment arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund’s investment restriction on illiquid investments unless such notes can be put back to the issuer (redeemed) on demand within seven days.

Insured Bank Obligations

The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Fund may elect to purchase bank obligations in small amounts so as to be fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Closed-End Investment Companies

The Fund may invest its assets in closed-end investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) or, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

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The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the NAV per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined NAV but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their NAV.

The Fund may invest in shares of closed-end funds that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and NAV than an investment in shares of investment companies without a leveraged capital structure.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

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United States Government Agencies

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“Ginnie Mae”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Farm Credit Banks, the Federal National Mortgage Association (“Fannie Mae”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association).

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues PCs, which represent interests in conventional mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

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On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

Securities Options

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®. Indices may also be based on an industry or market segment, such as the NYSE Arca Oil Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange and the NASDAQ PHLX.

The Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

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If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options

There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

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The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions

Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Fund will comply with SEC guidelines regarding cover for these instruments.

Assets used as cover cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options on Futures Contracts

The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

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Dealer Options

The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, it may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets while it is obligated under the option. This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid investments. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund’s limitation on illiquid investments. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

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Spread Transactions

The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Repurchase Agreements

The Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the “underlying security”) from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid investments. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Trading in Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

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Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Fund expects to earn interest income on margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

When-Issued, Forward Commitments and Delayed Settlements

The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

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The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid Investments and Restricted Securities

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”)) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted securities and other illiquid investments may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid investments promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by NASDAQ.

Under guidelines adopted by the Board, the Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organizations (“NRSROs”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

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Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Fund’s assets invested in illiquid investments if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.

TEMPORARY DEFENSIVE POSITION

To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, and U.S. Government securities. While the Fund is in a defensive position, the Fund may not achieve its investment objective.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Fund, which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:

1.               Issue senior securities, except as otherwise permitted under the 1940 Act, and the rules and regulations promulgated thereunder;

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2.               Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions;

3.               Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities);

4.               Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts);

5.               Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry or group of industries. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.);

6.               Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities; or

7.               Make loans to others, except that the Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and sub-participations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, (v) enter into transactions where each loan is represented by a note executed by the borrower, and (vi) make time deposits with financial institutions and invest in instruments issued by financial institutions. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

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If a restriction on the Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments of the Fund’s investment portfolio, resulting from changes in the value of the Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

With respect to fundamental investment limitation 2 above, if the Fund’s asset coverage falls below 300%, the Fund will reduce borrowing within 3 days in order to ensure that the Fund has 300% asset coverage.

With respect to Fundamental Investment Restriction #5, if the Fund invests in one or more investment companies that concentrates its investments in a particular industry, the Fund will examine its other investment company holdings to ensure that the Fund is not indirectly concentrating its investments in a particular industry.

Although fundamental investment restriction #7 reserves for the Fund the ability to make loans, there is no present intent to loan money or portfolio securities and additional disclosure will be provided if such a strategy is implemented in the future.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. The Fund and its service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or any affiliated person of the Adviser) in connection with the disclosure of portfolio holdings information of the Fund. The Trust’s policy is implemented and overseen by the Chief Compliance Officer of the Trust, subject to the oversight of the Board. Periodic reports regarding these procedures will be provided to the Board. The Trust, the Adviser and the Distributor will not disseminate non-public information concerning the Trust. The Board must approve all material amendments to this policy.

Each business day, the Fund’s portfolio holdings information will generally be provided for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants (as defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings as of the next Business Day. Access to information concerning the Fund’s portfolio holdings may be permitted to personnel of third party service providers, including the Fund’s custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Fund.

The Fund discloses on the Adviser’s website at www.spcxetf.com at the start of each business day a table/chart showing the number of days the Fund’s shares traded at a premium or discount during the most recently completed calendar year and calendar quarters of the current year; in certain instances disclosure that the premium or discount was greater than 2% along with a discussion of the factors that materially contributed to the premium or discount; and median bid-ask spread over the most recent thirty calendar days.

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Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund's portfolio holdings with the SEC on Form N-PORT. The Trust will also disclose a complete schedule of each Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters.

Form N-PORT and Form N-CSR for the Fund will be available on the SEC's website at www.sec.gov. The Fund’s Form N-PORT and Form N-CSR will be available without charge, upon request, by calling (866) 904-0406.

The Adviser. Personnel of the Adviser, including personnel responsible for managing the Fund’s portfolio, may have full daily access to the Fund’s portfolio holdings since that information is necessary in order for the Adviser to provide its management, administrative, and investment services to the Fund. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, as demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

Collaborative Fund Services, LLC, is the Fund’s administrator. Its personnel have daily access to the Fund’s portfolio holdings in order to provide the agreed upon-services to the Trust.

Citi Fund Services Ohio, Inc. is the Fund’s accountant and sub-administrator; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Citibank N.A. is custodian for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Cohen & Company, Ltd. is the Fund’s independent registered public accounting firm; therefore, its personnel have access to the Fund’s portfolio holdings in connection with auditing of the Fund’s annual financial statements and providing assistance and consultation in connection with SEC filings.

Thompson Hine LLP is counsel to the Trust; therefore, its personnel have access to the Fund’s portfolio holdings in connection with review of the Fund’s annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Fund’s portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Fund, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

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Compliance with Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Fund’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the Securities and Exchange Commission and are available upon request. The Board consists of five (5) individuals, four of whom are not “interested persons” (as defined under the 1940 Act) of the Trust or any investment adviser to any series of the Trust (“Independent Trustees”). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by Gregory Skidmore who has served as the Chairman of the Board since November 5, 2021. Mr. Skidmore is considered an “Interested” Trustees as defined in the 1940 Act, because of his ownership interest in Collaborative Fund Services, LLC (“CFS”). CFS serves as administrator to the Trust. The Board is comprised of Mr. Skidmore and four other Trustees, none of whom are an interested person (“Independent Trustees”). The Independent Trustees have not selected a Lead Independent Trustee. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, and, more generally, in-practice (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Generally, the Trust believes it best to have a single leader who is seen by shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman together with the Audit Committee and the full Board, provide effective leadership that is in the best interests of the Trust and the Fund’s shareholders because of the Board’s collective business acumen and understanding of the regulatory framework under which investment companies must operate.

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Board Risk Oversight

The Board is comprised of Mr. Skidmore, an Interested Trustees, and four Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information, and the Audit Committee’s communications with the independent registered public accounting firm.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Gregory Skidmore – Interested Trustee – Mr. Skidmore has fifteen years of financial industry experience, holds a series 65 license, and possesses a strong understanding of the regulatory framework under which investment companies operate. He graduated from Connecticut College in 1999 with a Bachelor of Arts in Economics and History.

Dean Drulias Esq.– Independent Trustee – Mr. Drulias has been a practicing attorney for over thirty years. He has extensive experience and possesses a strong understanding of the regulatory framework under which financial entities must operate. Additionally, he is well versed in corporate and transactional law.

Shawn Orser – Independent Trustee – Mr. Orser has over ten years’ experience in the financial services industry, spanning from Merrill Lynch to the hedge fund industry. Mr. Orser holds a FINRA Series 7, Series 63, Series 55, and Series 66 licenses. He has a Bachelor of Science in Finance from Syracuse University.

Fredrick Stoleru – Independent Trustee – Mr. Stoleru has over two decades of financial industry experience, holds both FINRA Series 7 and Series 63 licenses, and has a Master’s degree in Business Administration from Georgetown University. Like other trustees, his experience has given him a strong understanding of the regulatory framework under which investment companies operate.

Ronald Young, Jr. – Independent Trustee – Mr. Young currently serves as the President of Young Consulting, LLC, a corporation that provides business consulting. He also, currently serves as President of Tri-State LED, a corporation that provides comprehensive LED lighting solutions. Previously, he co-founded and served as the managing partner for a diversified private equity capital firm and real estate development company.

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The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes the Board highly effective.

The following tables provide information about the Board and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Fund’s most recent fiscal year end), present position(s) held with the Trust, term of office and length of time served, principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o 500 Damonte Ranch Parkway Building 700, Unit 700 Reno NV 89521. Unless otherwise noted, each officer is elected annually by the Board.

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Name, Address and Year of Birth*	Position(s) held with the Funds	Term of Office/Length of Time Served**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships held by Trustee During the Past Five Years
Dean Drulias, Esq. Year of Birth: 1947	Trustee	Indefinite/November 2017 - Present	Attorney (self-employed) (since 2012).	16	Trustee for Belpointe PREP Manager, LLC
Shawn Orser Year of Birth: 1975	Trustee	Indefinite/November 2017 - Present	CEO, Seaside Advisory (6/2016-Present).	16	Trustee for Belpointe PREP Manager, LLC. 2021-present
Fredrick Stoleru Year of Birth: 1971	Trustee	Indefinite/November 2017 - Present	COO of Belpointe Prep, LLC since September 2022, Chief Executive Officer and President of Atlas Resources LLC since February 2017, Vice President and General Partner of Atlas Growth Partners, L.P. since 2013, Principal at Hepco Capital Management (2018-2022).	16	None
Ronald Young Jr. Year of Birth: 1974	None	Indefinite/March 2020 - Present	President - Young Consulting, Inc. (2008-Present); President – Tri State LED, Inc. (2010-Present).	16	Trustee for Belpointe PREP Manager, LLC. 2021-present

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Interested Trustees and Officers

Name, Address and Year of Birth*	Position(s) Held with the Funds	Term of Office/Length of Time Served**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Gregory Skidmore**** Year of Birth: 1976	Trustee and President	Indefinite/November 2017 - Present	President, Belpointe Asset Management, LLC since 2007.	16	None
Kyle R. Bubeck Year of Birth: 1955	Chief Compliance Officer	Since October 2021	President and Founder of Beacon Compliance Consulting, Inc. (since 2010).	N/A	N/A
William McCormick Year of Birth: 1964	Treasurer	Since October 2021	Senior Wealth Advisor – Belpointe Asset Management (since 2019); Wealth Advisor – Advisory Services Network (2016 to 2019).	N/A	N/A
Brad Rundbaken Year of Birth: 1970	Secretary	Since October 2021	Manager –Collaborative Fund Services, LLC (since 2018); Wealth Advisor – Belpointe Asset Management (2015 to 2018).	N/A	N/A

*	The address for each Trustee and Officer listed is 500 Damonte Ranch Parkway Building 700, Unit 700, Reno, NV 89521.

**	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

***	As of February 1, 2024, the Trust was comprised of 16 active series. The term “Fund Complex” applies only to the active series of the Collaborative Investment Series Trust.

****Mr.	Skidmore is considered an “Interested” Trustee as defined in the 1940 Act because of his ownership interest in Collaborative Fund Services, LLC.

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Board Committees

Audit Committee

The Board has an Audit Committee that consists of Mr. Drulias, Mr. Stoleru, and Mr. Orser. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter.

Each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will a fee based on the net assets of each Fund for his attendance at the regularly scheduled meetings of the Board, to be paid in arrears of each calendar quarter, as well as reimbursement for any reasonable expenses incurred.

None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees received from the Fund and the Trust during the fiscal period ended September 30, 2023. Each Independent Trustee is expected to attend all quarterly meetings during the period. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Estimated Aggregate Compensation from the Fund	Estimated Total Compensation From Fund and Fund Complex* Paid to Trustees
Gregory Skidmore	0	0
Dean Drulias	$900	$20,051.30
Shawn Orser	$900	$20,051.30
Fred Stoleru	$900	$20,051.30
Ronald Young Jr.	$900	$20,051.30

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* The term “Fund Complex” refers both current active series of the Collaborative Investment Series Trust, and those series of the Trust active during the fiscal year ended September 30, 2023.

Management and Trustee Ownership

As of December 31, 2023, the Trustees and officers, as a group, owned no shares of the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

The Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (“DTC”) participants.

INVESTMENT ADVISER

Investment Adviser and Advisory Agreement

The trustees selected Tuttle Capital Management, LLC as the investment adviser to the Fund. Matthew Tuttle is the sole member and controls the Adviser and acts as its President and Chief Investment Officer.

Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the oversight of the Board, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.83% of the average daily net assets of the Fund. For each of the past three fiscal periods ended September 30, 2023, September 30, 2022 and September 2021, the Fund paid the Advisor investment advisory fees pursuant to the terms of the Investment Advisory Agreement and the Advisor waiver and/or reimbursed investment advisory fees pursuant to the terms of an expense limitation agreement in effect with respect to the Fund as follows:

	9/30/2023	9/30/2022	9/30/2021
Advisory Fees Paid	$ 173,368	$417,232	$714,581
Waived and/or Reimbursed	$ 194,405	$182,529	$154,955

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The Agreement will continue for an initial term of two years, and may be renewed on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940, as amended, at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days’ written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

A discussion regarding the basis for the Board’s approval of the Agreement is available in the Fund’s semi-annual shareholder report dated March 31, 2023.

Codes of Ethics

The Trust, the Adviser, the Sub-Adviser, and the Distributor have each adopted codes of ethics (each a “Code”) under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the Codes, the Trustees are permitted to invest in securities that may also be purchased by the Fund.

In addition, the Trust has adopted a code of ethics (the “Trust Code”), which applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote (i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Fund; (iii) compliance with applicable governmental laws, rule and regulations; (iv) the prompt internal reporting of violations of the Trust Code to an appropriate person or persons identified in the Trust Code; and (v) accountability for adherence to the Trust Code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser or its designee, subject to the Board’s continuing oversight. The Policies require that the Adviser or its designee vote proxies received in a manner consistent with the best interests of the Fund and shareholders. The Policies also require the Adviser or its designee to present to the Board, at least annually, the Adviser’s Proxy Policies, or the proxy policies of the Adviser’s designee, and a record of each proxy voted by the Adviser or its designee on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

Where a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will resolve the conflict by voting in accordance with the policy guidelines or at the client’s directive using the recommendation of an independent third party. If the third party’s recommendations are not received in a timely fashion, the Adviser will abstain from voting the securities held by that client’s account. A copy of the Adviser’s and proxy voting policies is attached hereto as Appendix A.

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More information. Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Fund at 866-904-0406; and (2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling 866-904-0406 and will be sent within three business days of receipt of a request.

THE DISTRIBUTOR

ACA Foreside Fund Services, LLC, located at Three Canal Plaza, Suite 100, Portland, ME 04101, (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an underwriting agreement with the Trust (the “Underwriting Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the FINRA. The offering of the Fund’s shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of the Fund’s shares, will use reasonable efforts to facilitate the sale of the Fund’s shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board or by vote of a majority of the outstanding shares of the Fund on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Fund. The Underwriting Agreement will automatically terminate in the event of its assignment.

The Distributor may enter into selling agreements with broker-dealers that solicit orders for the sale of shares of the Fund and may allow concessions to dealers that sell shares of the Fund.

The Distributor is not compensated by the Fund. Instead, the Adviser pays the Distributor for certain distribution related services.

PORTFOLIO MANAGER

Matthew Tuttle serves as the portfolio manager to the Fund. As of September 30, 2023, the portfolio manager is responsible for the portfolio management of the following types of accounts in addition to the Fund.

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Matthew Tuttle

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in millions)
Registered Investment Companies	13	$200M	0	$200M
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	1	$3M	0	0

Conflicts of Interest

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute the Fund’s portfolio trades and/or specific uses of commissions from the Fund’s portfolio trades (for example, research, or “soft dollars”, if any). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Compensation

Mr. Tuttle is compensated through a combination of base salary and discretionary bonus from services rendered to the Adviser.

Ownership of Securities

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Fund as of September 30, 2023.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Matthew Tuttle	$0

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Fund are made by the portfolio manager who is an employee of the Adviser. The Adviser is authorized by the Trustees to allocate the orders placed by them on behalf of the Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to the Fund or the Adviser for the Fund’s use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

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In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

●	the best net price available;

●	the reliability, integrity and financial condition of the broker or dealer;

●	the size of and difficulty in executing the order; and

●	the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to the Fund. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund. For the fiscal periods ended September 30, 2023, September 30, 2022 and September 30, 2021, the Fund paid $28,682, $70,342 and $355,025 in brokerage commissions, respectively.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one-year period. For the fiscal periods ended September 30, 2023 and September 30, 2022, the Fund had a portfolio turnover rate of 62% and 51%, respectively.

OTHER SERVICE PROVIDERS

Fund Administration

Collaborative Fund Services, LLC serves as the administrator to the Trust (the “Administrator”), which has its principal office at 500 Damonte Ranch, Parkway Building 700, Unit 700, Reno, NV 89521. Citi Fund Services Ohio, Inc. serves as the sub-administrator to the Fund (the “Sub- Administrator”), has its principal office at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, and is primarily in the business of providing administrative, fund accounting and regulatory filing services to retail and institutional mutual funds and ETFs. The Administrator supervises the Trust’s operations, including the services that the Sub-Administrator provides to the Fund.

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Pursuant to a Fund Services Agreement with the Fund, the Administrator provides administrative services to the Fund, subject to the oversight of the Board. The Administrator may provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Fund Services Agreement will remain in effect for one year from the effective date of the agreement, and will remain in effect subject to annual approval of the Board for one-year periods thereafter. The Fund Services Agreement is terminable by the Board or the Administrator on sixty days’ written notice and may be assigned provided the non-assigning party provides prior written consent. This Fund Services Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

The Administrator provides or causes to provide the Fund with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund’s custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

For administrative services rendered to the Fund under the Agreement, the Fund pays the Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets. For the fiscal periods ended September 30, 2023, September 30, 2022, and September 30, 2021 the Fund paid the Administrator $41,776, $62,369, and $103,314, respectively.

Fund Sub-Administration

The Sub-Administrator assists in supervising all operations of the Funds (other than those performed by Collaborative Fund Services as administrator), subject to the supervision of the Board pursuant to a services agreement (the “Services Agreement”).

Unless sooner terminated, the Services Agreement is in effect as to the Fund for a period of one year and for consecutive one-year terms thereafter. The Services Agreement provides that in the absence of willful misconduct, fraud or gross negligence on the part of the Sub-Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Services Agreement, the Sub-Administrator calculates Trust expenses and makes disbursements; prepares shareholder reports and reports to the SEC on Forms N-CEN and N-PORT; coordinates dividend payments; calculates the Fund’s performance information; assist with the preparation of the Trust’s tax returns; monitors the Funds’ status as regulated investment companies under the Code; assists in developing portfolio compliance procedures; reports to the Board amounts paid under shareholder service agreements; assists with regulatory compliance; and assists with liquidity and derivatives risk management services, among other services.

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For sub-administrative services rendered to the Fund under the Services Agreement, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets. For the fund accounting services rendered to the Fund under the Services Agreement, the Fund pays the Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets. For the fiscal periods ended September 30, 2023, September 30, 2022, and September 30, 2021 the Fund paid the Sub-Administrator $73,954, $48,713, and $37,045, respectively.

Custodian

Citibank N.A., located at 388 Greenwich Street, New York NY 10048 (the “Custodian”), serves as the custodian of the Fund’s assets pursuant to a Custodian Agreement by and between the Custodian and the Trust on behalf of the Fund. The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. Pursuant to the Custodian and Transfer Agent Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Compliance Officer

Beacon Compliance Consulting Inc. (“Beacon”), P.O. Box 11550, Overland Park, KS, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between Beacon and the Trust. Beacon’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act. For the compliance services rendered to the Fund, the Fund pays Beacon a reoccurring fund fee and a fee per Fund. The Fund also pays Beacon for any out-of-pocket expenses.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series or classes. Matters such as election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

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The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal, per-class, dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. The Trust’s secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading “Net Asset Value,” of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund.

The Administrator calculates the Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day that the Exchange is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value. The NAV for the Fund will be calculated and disseminated daily. The value of the Fund’s portfolio securities is based on market value when market quotations are readily available.

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Exchange-traded securities, such as common and preferred stocks, ETFs, ETPs, ETNs, closed-end funds, REITs, MLPs, REOCs and similar instruments, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the Exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities or illiquid investments are being valued, such securities are valued as determined in good faith by the Adviser. If a security’s market price is not readily available, the security will be valued at fair value as determined by the Adviser as Trust’s fair value designee in accordance with the Trust’s valuation policies and procedures approved by the Board. The values of assets denominated in foreign currencies are converted into U.S. dollars based on the mean of the current bid and asked prices by major banking institutions and currency dealers.

Bonds, notes, debentures or similar instruments are valued by a pricing service when the Adviser believes such prices are accurate and reflect the fair market value of such securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted securities or illiquid investments are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review by the Board of Trustees. Short-term investments having a maturity of 60 days or less may be amortized to maturity, provided such valuations represent par value.

Futures contracts listed for trading on a futures exchange or board of trade for which market quotations are readily available are valued at the last quoted sales price or, in the absence of a sale, at the mean of the last bid and ask prices.

Even when market quotations are available, they may be stale or unreliable because the validity of market quotations appears to be questionable; the number of quotations is such as to indicate that there is a thin market in the security; a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value; or the Adviser is aware of any other data that calls into question the reliability of market quotations such as issuer-specific events, which may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

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Because foreign markets may be open on different days than the days during which a shareholder may purchase Shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase Shares.

Creation Units

The Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Creation Unit is an aggregation of 25,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of the Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

Authorized Participants

To purchase or redeem any Creation Units, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant and therefore must still transact through an Authorized Participant may incur additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of each Fund.

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Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	2.00%

* As a percentage of the amount invested.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the NAV per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

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Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the second Business Day following the Transmittal Date for securities (“T+2”).

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Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor or Transfer Agent. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

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Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. The Fund’s determination shall be final and binding.

The Fund reserves the right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor under certain circumstances including but not limited to (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust, Fund or the Adviser, have an adverse effect on the Trust, Fund or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. The delivery of Creation Units will generally occur no later than T+2.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the Deposit Securities (or cash-in-lieu) have been delivered to the Fund’s account at the applicable local sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit. While, as stated above, Creation Units are generally delivered on T+2, the Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

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The Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

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The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the NAV per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to the Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to the Fund. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

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Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to affect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor or Transfer Agent. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

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Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+2. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Redemption Securities, the Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Listed below are the dates in calendar year 2019 in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Fund. The list may not be accurate or complete and is subject to change:

Cash Redemption Method

When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

 46

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in the Fund.

The Fund has qualified and intends to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund. Capital losses incurred after January 31, 2011 may now be carried forward indefinitely and retain the character of the original loss. Under pre-enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders. For the fiscal year ended September 30, 2023, the Fund has net capital loss carryforwards not subject to expiration as summarized as follows:

Short Term Amount	Long Term Amount	Total
$2,438,041	$3,882,278	$6,320,319

.

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes their net realized capital gains, if any, to shareholders annually no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

 47

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain; regardless of the length of time the shares of the Trust have been held by such shareholders.

Certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

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Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Fund, the Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

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To the extent such investments are permissible, certain of the Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by the Fund in certain passive foreign investment companies (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a qualified electing fund (“QEF”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company.

The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections, therefore, may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.

Foreign Currency Transactions

The Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

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Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

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Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

The Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund’s shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen & Company, Ltd. (“Cohen”), located at 342 North Water Street, Suite 830 Milwaukee, WI 53202 has been selected as independent registered public accounting firm for the Fund for the current fiscal year. Cohen will perform an annual audit of the Fund’s financial statements and provides financial, tax and accounting services as requested.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included in this SAI are hereby incorporated by reference to the Annual Report for the Funds for the fiscal year ended September 30, 2023. You can obtain a copy of the Annual Report or Semi-Annual Report without charge by calling the Funds at (866) 904-0406.

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Appendix A

Adviser Proxy Voting Policies and Procedures

Tuttle Capital Management, LLC (“Tuttle”) has a Proxy Voting Policy that sets forth the general principles used to determine how Tuttle votes proxies on securities in client accounts or in affiliated funds for which Tuttle has proxy voting authority.

Tuttle’s Proxy Voting Policy describes how Tuttle usually votes proxies on various matters, such as proposals on corporate governance, changes to capital structure and routine matters, including the election of directors and ratification of the appointment of independent auditors. Tuttle’s Proxy Voting Policy describes how RVC addresses conflicts of interest between Tuttle and its clients with respect to proxy voting decisions.

In pursuing this policy, Tuttle votes in a manner that is intended to maximize the value of client assets.

While clients may direct Tuttle’s vote on a particular solicitation in written communication to Tuttle, the general policy is to vote proxies in the best interests of clients.

In instances where the proxy relates to an underlying investment company owned by the Registered Investment Company(s), pursuant to requirements of the Investment Company Act of 1940, Tuttle must cast proxy votes in the same proportion as all other shareholders of the underlying fund.

To resolve conflicts, Tuttle will abstain from making a voting decision and will forward all of the necessary proxy voting materials to the client to cast the votes or engage an independent proxy voting service.

If you would like a copy of this Proxy Voting Policy or information on how proxies were voted with respect to securities held in your account, please call (866) 904-0406 or write to Tuttle Capital Management, LLC, 155 Lockwood Rd, Riverside, CT 06878

A-1

PART C

OTHER INFORMATION

Item 28.  Financial Statements and Exhibits.

(a) Articles of Incorporation.

(i) Registrant's Agreement and Declaration of Trust was filed on October 23, 2017 as an exhibit to the Registrant’s registration statement and are incorporated herein by reference.

(ii) Registrant's Certificate of Trust was filed on October 23, 2017 as an exhibit to the Registrant’s registration statement and are incorporated by reference.

(b) By-Laws. Registrant's By-Laws was filed on October 23, 2017 as an exhibit to the Registrant’s registration statement and are incorporated by reference.

(c) Instruments Defining Rights of Security Holder.  None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(i) Management Agreement between the Registrant and Rareview Capital LLC was filed on October 16, 2020 as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s registration statement and is incorporated by reference.

(ii) Management Agreement between the Registrant and Tuttle Tactical Management, LLC was filed on December 11, 2020 as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s registration statement and is incorporated by reference.

(iii) Management Agreement between the Registrant and Innovative Portfolios, LLC was filed on January 28, 2021 as an exhibit to Post-Effective Amendment No. 73 to the Registrant’s registration statement and is incorporated by reference.

(iv) Management Agreement between the Registrant and Mercator Investment Management, LLC was filed on April 27, 2021 as an exhibit to Post-Effective Amendment 78 to the Registrant’s registration statement and is incorporated by reference.

(v) Management Agreement between the Registrant and Greenwich Capital Ivy, LLC was filed on April 28, 2021 as an exhibit to Post-Effective Amendment 79 to the Registrant’s registration statement and is incorporated by reference.

(vi) Management Agreement between the Registrant and Tuttle Capital Management, LLC was filed on May 11, 2021 as an exhibit to Post-Effective Amendment 84 to the Registrant’s registration statement and is incorporated by reference.

(vii) Management Agreement between the Registrant and Tuttle Capital Management, LLC was filed on August 13, 2021 as an exhibit to Post-Effective Amendment 103 to the Registrant’s registration statement and is incorporated by reference.

(viii) Sub-Advisory Agreement between the Registrant, Tuttle Capital Management, LLC, and Retireful, LLC was filed on October 4, 2021 as an exhibit to Post-Effective Amendment 113 to the Registrant’s registration statement and is incorporated by reference.

(ix) Management Agreement between the Registrant and Goose Hollow Capital Management LLC was filed on October 1, 2021 as an exhibit to Post-Effective Amendment No. 113 to the Registrant’s registration statement and is incorporated by reference.

(x) Management Agreement between the Registrant and NextGen ETFs, LLC was filed on December 6, 2021 as an exhibit to Post-Effective Amendment No. 129 to the Registrant’s registration statement and is incorporated by reference.

(xi) Sub-Advisory Agreement between the Registrant, Tuttle Capital Management, LLC, and NextGen ETFs, LLC was filed on December 6, 2021 as an exhibit to Post-Effective Amendment No. 129 to the Registrant’s registration statement and is incorporated by reference.

(xii) Management Agreement between the Registrant and Retireful, LLC was filed on October 4, 2021 as an exhibit to Post-Effective Amendment 113 to the Registrant’s registration statement and is incorporated by reference.

(xiii) Management Agreement between the Registrant and Tuttle Capital Management, LLC on behalf of the Tuttle Capital Short Innovation ETF was filed on November 4, 2021 as an exhibit to Post-Effective Amendment No. 126 to the Registrant’s registration statement and is incorporated by reference.

(xiv) Management Agreement between the Registrant, on behalf of the Rareview Inflation/Deflation ETF and Rareview Capital LLC was filed on December 30, 2021 as an exhibit to Post-Effective Amendment No. 130 to the Registrant’s registration statement and is incorporated by reference.

(xv) Management Agreement between the Registrant, on behalf of the Rareview Systematic Equity ETF, and Rareview Capital LLC was filed on January 14, 2022 as an exhibit to the Post-Effective Amendment No. 131 to the Registrant’s registration statement and is incorporated by reference.

(xvi) Sub-Advisory Agreement between Rareview Capital LLC and GST Management, LLC was filed on January 14, 2022 as an exhibit to the Post-Effective Amendment No. 131 to the Registrant’s registration statement and is incorporated by reference.

(xvii) Management Agreement between the Registrant, on behalf of the Preferred-Plus and Dividend Performers, and Innovative Portfolios, LLC was filed on January 28, 2022 as an exhibit to the Post-Effective Amendment No. 132 to the Registrant’s registration statement and is incorporated by reference.

(xviii) Management Agreement between the Registrant, with respect to the Mohr Sector Nav ETF, and Retireful, LLC was filed on December 30, 2022 as an exhibit to the Post-Effective Amendment No. 137 to the Registrant’s registration statement and is incorporated by reference.

(xix) Sub-Advisory Agreement between the Registrant, Tuttle Capital Management, LLC, and Retireful, LLC was filed on December 30, 2022 as an exhibit to the Post-Effective Amendment No. 137 to the Registrant’s registration statement and is incorporated by reference.

(xx) Management Agreement between the Registrant, on behalf of the Rareview Systematic Equity ETF, was filed on January 31, 2023, as an exhibit to Post-Effective Amendment No. 138 to the Registrant’s registration statement and is incorporated by reference.

(xxi) Management Agreement between the Goose Hollow Capital Management LLC and the Registrant on behalf of Goose Hollow Multi-Strategy Income ETF and Goose Hollow Enhanced Equity ETF was filed on August 16, 2023 as an exhibit to Post-Effective Amendment No. 143 to the Registrant’s registration statement and is incorporated by reference.

(xxii) Management Agreement between Retireful, LLC and the Registrant on behalf of Mohr Industry NAV ETF and Mohr Company NAV ETF was filed on December 4, 2023 as an exhibit to Post-Effective No. 145 to the Registrant’s registration statement and is incorporated by reference.

(e) Underwriting Contracts.

(i) Underwriting Agreement between Arbor Court Capital, LLC, Innovative Portfolios, LLC and the Registrant was filed on May 15, 2019 as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s registration statement and is incorporated by reference.

(ii) Underwriting Agreement between Arbor Court Capital, LLC, the Registrant, and Greenwich Ivy Capital LLC was filed on May 22, 2019 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s registration statement and is incorporated by reference.

(iii) Underwriting Agreement between Arbor Court Capital, LLC the Registrant, and Innovative Portfolios, LLC on behalf of the Preferred Plus and Dividend Performers was filed on January 28, 2020 as an exhibit to Post-Effective Amendment No. 38 to the Registrant’s registration statement and is incorporated by reference.

(iv) Underwriting Agreement between Foreside Fund Services, LLC and the Registrant on behalf of the Trend Aggregation Conservative ETF was filed on September 21, 2020 as an exhibit to Post-Effective Amendment 62 to the Registrant’s registration statement and is incorporated by reference.

(v) Underwriting Agreement between Foreside Fund Services, LLC and the Registrant on behalf of the Rareview Dynamic Fixed Income ETF and the Rareview Tax Advantaged Income ETF was filed on October 16, 2020 as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s registration statement and is incorporated by reference.

(vi) Underwriting Agreement between Foreside Fund Services, LLC and the Registrant was filed on December 11, 2020 as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s registration statement and is incorporated by reference.

(vii) Underwriting Agreement between Foreside Fund Services, LLC and the Registrant was filed on May 11, 2021 as an exhibit to Post-Effective Amendment 84 to the Registrant’s registration statement and is incorporated by reference.

(viii) Underwriting Agreement between Foreside Fund Services, LLC and the Registrant was filed on October 1, 2021 as an exhibit to Post-Effective Amendment No. 113 to the Registrant’s registration statement is incorporated by reference.

(ix) Underwriting Agreement between Foreside Fund Services, LLC and the Registrant on behalf of the Rareview Systematic Equity ETF, Rareview Inflation/Deflation ETF, and NextGen Trend and Defend ETF was filed on December 6, 2021 as an exhibit to Post-Effective Amendment No. 129 to the Registrant’s registration statement and is incorporated by reference.

(x) Underwriting Agreement between Foreside Fund Services, LLC and the Registrant on behalf of the Mohr Sector Nav ETF was filed on December 30, 2022 as an exhibit to the Post-Effective Amendment No. 137 to the Registrant’s registration statement and is incorporated by reference.

(xi) Underwriting Agreement between Foreside Fund Services, LLC and the Registrant on behalf of Mohr Industry NAV ETF and Mohr Company NAV ETF was filed on December 4, 2023 as an exhibit to Post-Effective No. 145 to the Registrant’s registration statement and is incorporated by reference.

(f) Bonus or Profit-Sharing Contracts. None.

(g) Custodial Agreement.

(i) Custody Agreement was filed as an exhibit to Pre-Effective Amendment No. 1 the Registrant’s registration statement on January 16, 2018 and is incorporated by reference.

(ii) Amendment No. 1 to the Custody Agreement was filed on May 15, 2019 as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s registration statement and is incorporated by reference.

(iii) Amendment No. 3 to the Custody Agreement was filed on May 22, 2019 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s registration statement and is incorporated by reference.

(iv) Custody Agreement between the Registrant and Citibank, N.A, on behalf of the Trend Aggregation U.S. ETF, Trend Aggregation ESG ETF, Trend Aggregation Managed Futures Strategy ETF, Trend Aggregation Dividend Stock ETF, and Trend Aggregation Aggressive Growth ETF was filed on February 25, 2020 as an exhibit to Post-Effective Amendment No. 44 to the Registrant’s registration statement and is incorporated by reference.

(v) Amendment No. 4 to the Custody Agreement was filed on February 26, 2020 as an exhibit to Post-Effective Amendment No. 46 to the Registrant’s registration statement and is incorporated by reference.

(vi) Custody Agreement between the Registrant and Citibank N.A., on behalf of the Rareview Dynamic Fixed Income ETF and the Rareview Tax Advantaged Income ETF was filed on October 16, 2020 as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s registration statement and is incorporated by reference.

(vii) Custody Agreement between the Registrant and Citibank N.A., on behalf of the SPAC and New Issue ETF was filed on December 11, 2020 as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s registration statement and is incorporated by reference.

(viii) Custody Agreement between the Registrant and Citibank, N.A., on behalf of the FOMO ETF, The Short SPAC ETF, The De-SPAC ETF, and Fat Tail Risk ETF was filed on April 27, 2021 as an exhibit to Post-Effective Amendment 78 to the Registrant’s registration statement and is incorporated by reference.

(ix) Custody Agreement between the Registrant and Citibank, N.A., on behalf of the Goose Hollow Tactical Allocation ETF was filed as an exhibit to Post-Effective Amendment No. 113 to the Registrant’s registration statement and is incorporated by reference.

(x) Custody Agreement between the Registrant and Citibank, N.A., on behalf of the Tuttle Capital Short Innovation ETF was filed on November 4, 2021 as an exhibit to Post-Effective Amendment No. 126 to the Registrant’s registration statement and is incorporated by reference.

(xi) Custody Agreement between the Registrant and Citibank N.A., on behalf of the NextGen Trend and Defend ETF, Rareview Inflation/Deflation ETF, and Rareview Systematic Equity ETF was filed on December 6, 2021 as an exhibit to Post-Effective Amendment No. 129 to the Registrant’s registration statement and is incorporated by reference.

(xii) Custody Agreement between the Registrant and Citibank N.A., on behalf of the Mohr Sector Nav ETF was filed on December 30, 2022 as an exhibit to Post-Effective Amendment No.137 to the Registrant’s registration statement and is incorporated by reference.

(xiii) Amendment to the Custodian Global Custodial and Agency Services Agreement between the Registrant and Citibank N.A., on behalf of the Mohr Industry NAV ETF and Mohr Company NAV ETF was filed on December 4, 2023 as an exhibit to Post-Effective No. 145 to the Registrant’s registration statement and is incorporated by reference.

(xiv) Amendment to the Services Agreement between the Registrant and Citibank N.A., on behalf of the Mohr Industry NAV ETF and Mohr Company NAV ETF was filed on December 4, 2023 as an exhibit to Post-Effective No. 145 to the Registrant’s registration statement and is incorporated by reference.

(h) Other Material Contracts.

(i) Transfer Agent Agreement and other material contracts were filed as exhibits to the Registrant’s registration statement on January 16, 2018 and are incorporated by reference.

(ii) Amendment No. 1 to Transfer Agent Agreement was filed on May 15, 2019 as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s registration statement and is incorporated by reference.

(iii) Amendment No. 3 to Transfer Agent Agreement on behalf of the Global Tactical Fund was filed on May 22, 2019 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s registration statement and is incorporated by reference.

(iv) Administration Agreement between Collaborative Fund Services, LLC was filed on May 15, 2019 as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s registration statement and is incorporated by reference.

(v) Transfer Agent Agreement between Citibank N.A., and the Registrant on behalf of the Trend Aggregation U.S. ETF, Trend Aggregation ESG ETF, Trend Aggregation Managed Futures Strategy ETF, Trend Aggregation Dividend Stock ETF, and Trend Aggregation Aggressive Growth ETF was filed on February 25, 2020 as an exhibit to Post-Effective Amendment No. 44 to the Registrant’s registration statement and is incorporated by reference.

(vi) Operating Expense Limitation Agreement with Mercator Investment Management, LLC was filed on April 29, 2020 as an exhibit to Post-Effective Amendment No. 51 to the Registrant’s registration statement and is incorporated by reference.

(vii) Amended and restated Operating Expense Limitation Agreement with Tuttle Tactical Management was filed on September 21, 2020 as an exhibit to Post-Effective Amendment 62 to the Registrant’s registration statement and is incorporated by reference.

(viii) Transfer Agent Agreement between Citibank N.A., and the Registrant on behalf of the Trend Aggregation Conservative ETF was filed on September 21, 2020 as an exhibit to Post-Effective Amendment 62 to the Registrant’s registration statement and is incorporated by reference.

(ix) Operating Expense Limitation Agreement with Rareview Capital LLC was filed on October 16, 2020 as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s registration statement and is incorporated by reference.

(x) Transfer Agent Agreement between Citibank, N.A. and the Registrant on behalf of the Rareview Tax Advantage Income ETF and the Rareview Dynamic Fixed Income ETF was filed on October 16, 2020 as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s registration statement and is incorporated by reference.

(xi) Transfer Agent Agreement between Citibank N.A., and the Registrant on behalf of the SPAC and New Issue ETF was filed on December 11, 2020 as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s registration statement and is incorporated by reference.

(xii) Operating Expense Limitation Agreement with Greenwich Ivy Capital, LLC was filed on January 26, 2021 as an exhibit to Post-Effective Amendment No. 72 to the Registrant’s Registration Statement and is incorporated by reference.

(xiii) Operating Expense Limitation Agreement with Tuttle Capital Management, LLC was filed on May 19, 2021 as an exhibit to Post-Effective Amendment 70 to the Registrant’s registration statement and is incorporated by reference.

(xiv) Transfer Agent agreement between Citibank, N.A., and the Registrant on behalf of the FOMO ETF, The Short SPAC ETF, The De-SPAC ETF, and Fat Tail Risk ETF was filed on April 27, 2021 as an exhibit to Post-Effective Amendment No. 78 to the Registrant’s registration statement and is incorporated by reference.

(xv) Operating Expense Limitation Agreement with Tuttle Capital Management, LLC was filed on April 28, 2021 as an exhibit to Post-Effective Amendment No. 79 to the Registrant’s registration statement and is incorporated by reference.

(xvi) Operating Expense Limitation Agreement between the Registrant and Tuttle Capital Management, LLC was filed on July 28, 2021 as an exhibit to Post-Effective Amendment No. 97 to the Registrant’s registration statement and is incorporated by reference.

(xvii) Services Agreement between Citibank, N.A., and the Registrant on behalf of the Mohr Growth ETF, Adaptive Core ETF, and Mindful Conservative ETF was filed on October 4, 2021 as an exhibit to Post-Effective Amendment 114 to the Registrant’s registration statement and is incorporated by reference.

(xviii) Transfer Agent Agreement between Citibank, N.A., and the Registrant on behalf of the Goose Hollow Tactical Allocation ETF was filed as an exhibit to Post-Effective Amendment No. 113 and is incorporated by reference.

(xix) Operating Expense Limitation Agreement between the Registrant and Goose Hollow Capital Management LLC was filed as an exhibit to Post-Effective Amendment No. 113 to the Registrant’s registration statement and is incorporated by reference.

(xx) Services Agreement between Citibank, N.A., and the Registrant on behalf of the Tuttle Capital Short Innovation ETF was filed on November 4, 2021 as an exhibit to Post-Effective Amendment No. 126 to the Registrant’s registration statement and is incorporated by reference.

(xxi) Amended and restated administration agreement between Collaborative Fund Services, LLC and the Registrant was filed as an exhibit to Post-Effective Amendment No. 113 to the Registrant’s registration statement and is incorporated by reference.

(xxii) Expense Limitation Agreement between the Registrant and Tuttle Capital Management, LLC with respect to the Trend Aggregation U.S. ETF, Trend Aggregation ESG ETF, Active Dividend Stock ETF, and Trend Aggregation Growth ETF was filed as an exhibit to Post-Effective Amendment No. 96 to the Registrant’s registration statement and is incorporated by reference.

(xxiii) Expense Limitation Agreement between the Registrant and NextGen ETFs, LLC was filed on December 6, 2021 as an exhibit to Post-Effective Amendment No. 129 to the Registrant’s registration statement and is incorporated by reference.

(xxiv) Services Agreement between Citibank N.A. and the Registrant on behalf of the NextGen Trend and Defend ETF, Rareview Inflation/Deflation ETF, and Rareview Systematic Equity ETF was filed on December 6, 2021 as an exhibit to Post-Effective Amendment No. 129 to the Registrant’s registration statement and is incorporated by reference.

(xxv) Expense Limitation Agreement between the Registrant and Tuttle Capital Management, LLC was filed as an exhibit to Post-Effective Amendment No. 111 to the Registrant’s registration statement and is incorporated by reference.

(xxvi) Expense Limitation Agreement between the Registrant on behalf of the Rareview Inflation/Deflation ETF and Rareview Capital LLC was filed on December 30, 2021 as an exhibit to Post-Effective Amendment No. 130 to the Registrant’s registration statement and is incorporated by reference.

(xxvii) Expense Limitation Agreement between the Registrant on behalf of the Rareview Systematic Equity ETF and Rareview Capital LLC was filed on January 14, 2022 as an exhibit to Post-Effective Amendment No. 131 to the Registrant’s registration statement and is incorporated by reference.

(xxviii) Expense Limitation Agreement between the Registrant on behalf of the Preferred-Plus and Dividend Performers was filed on January 28, 2022 as an exhibit to Post-Effective Amendment No. 132 to the Registrant’s registration statement and is incorporated by reference.

(xxix) Expense Limitation Agreement between the Registrant on behalf of the Rareview Inflation/Deflation ETF, was filed on January 31, 2023, as an exhibit to Post-Effective Amendment No. 138 to the Registrant’s registration statement and is incorporated by reference.

(xxx) Expense Limitation Agreement between the Registrant on behalf of the Rareview Systematic Equity ETF, was filed on January 31, 2023, as an exhibit to Post-Effective Amendment No. 138 to the Registrant’s registration statement and is incorporated by reference.

(xxxi) Expense Limitation Agreement between the Registrant and Goose Hollow Capital Management LLC, on behalf of Goose Hollow Multi-Strategy Income Fund and Goose Hollow Enhanced Equity Fund was filed on August 16, 2023 as an exhibit to Post-Effective Amendment No. 143 to the Registrant’s registration statement and is incorporated by reference.

(i) Legal Opinion and Consent.

(i)	Legal opinion and consent of Thompson Hine LLP was filed on December 4, 2023 as an exhibit to Post-Effective Amendment No. 145 to the Registrant’s registration statement and is incorporated by reference.
(ii)	Legal consent of Thompson Hine LLP is filed herewith.

(j) Other Opinion.

(i)  Consent of Independent Auditor is filed herewith.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. None.

(m) Rule 12b-1 Plan.

(i) Amended and Restated Rule 12b-1 Plan was filed on February 26, 2020 as an exhibit to Post-Effective Amendment No. 46 to the Registrant’s registration statement and is incorporated by reference.

(n) Rule 18f-3 Plan.

(i) Amended and Restated 18f-3 Plan was filed on February 26, 2020 as an exhibit to Post-Effective Amendment No. 46 to the Registrant’s registration statement and is incorporated by reference.

(o) Reserved.

(p) Code of Ethics.

(i) Code of Ethics for Registrant was filed on January 24, 2018 as an exhibit to the Registrant’s registration statement and is incorporated by reference.

(ii) Code of Ethics for Innovative Portfolios, LLC was filed on May 15, 2019 as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s registration statement and is incorporated by reference.

(iii) Code of Ethics for Mercator Investment Management, LLC was filed on May 15, 2019 as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s registration statement and is incorporated by reference.

 (iv) Code of Ethics for Tuttle Capital Management, LLC was filed on May 16, 2019 as an exhibit to Post-Effective Amendment No. 22 to the Registrant’s registration statement and is incorporated by reference.

(v) Code of Ethics for Greenwich Ivy Capital LLC was filed on May 22, 2019 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s registration statement and is incorporated by reference.

(vi) Code of Ethics for Rareview Capital LLC was filed on October 16, 2020 as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s registration statement and is incorporated by reference.

(vii) Code of Ethics for Retireful, LLC was filed on October 4, 2021 as an exhibit to Post-Effective Amendment 113 to the Registrant’s registration statement and is incorporated by reference.

(viii) Code of Ethics for Goose Hollow Capital Management LLC was filed as an exhibit to post-effective amendment no. 113 to the Registrant’s registration statement and is incorporated by reference.

(ix) Code of Ethics for NextGen ETFs, LLC was filed on December 6, 2021 as an exhibit to Post-Effective Amendment No. 129 to the Registrant’s registration statement and is incorporated by reference.

(x) Code of Ethics for GST Management, LLC was filed on January 28, 2022 as an exhibit to Post-Effective Amendment No. 132 to the Registrant’s registration statement and is incorporated by reference.

(q) Powers of Attorney.

(i) Power of Attorney for Registrant, and a certificate with respect thereto, and each trustee and executive officer, were filed as exhibits to the Registrant’s registration statement on January 16, 2018 and are incorporated herein by reference.

(ii) Power of Attorney for Mr. Shawn Orser was filed on May 15, 2019 as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s registration statement and is incorporated by reference.

(iii) Power of Attorney for Mr. Ronald Young Jr. was filed on April 29, 2020 as an exhibit to Post-Effective Amendment No. 51 to the Registrant’s registration statement and is incorporated by reference.

(iv) Power of Attorney for Mr. William McCormick was filed on October 1, 2021 as an exhibit to Post-Effective Amendment No. 113 to the Registrant’s registration statement and is incorporated by reference.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VIII of the Registrant's Agreement and Declaration of Trust which is included. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

The Underwriting Agreement provides that the Registrant agrees to indemnify and hold harmless Foreside Financial Services, LLC (the “Distributor”), its affiliates and each of their respective directors, officers and employees and agents and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933 against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) that the Distributor may incur arising out of or based upon: (i) Distributor serving as distributor for the Trust in compliance with this Agreement and applicable law; (ii) the allegation of any wrongful act of the Trust or any of its directors, officers, employees or affiliates in connection with its duties and responsibilities in this Agreement; (iii) any claim that the Registration Statement, Prospectus, Statement of Additional Information, product description, shareholder reports, Marketing Materials and advertisements specifically approved by the Registrant and the Adviser/Sub-Adviser or other information filed or made public by the Registrant (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein (and in the case of the Prospectus, Statement of Additional Information and product description, in light of the circumstances under which they were made) not misleading under the Securities Act, or any other statute or the common law; (iv) the breach by the Registrant of any obligation, representation or warranty contained in this Agreement; or (v) the Registrant’s failure to comply in any material respect with applicable securities laws.

The Registrant agrees to indemnify, defend, and hold Arbor Court Capital, LLC (“ACC”), its officers and directors, and any person who controls ACC within the meaning of Section 15 of 1933 Act (“ACC entities”), free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigation or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) that ACC its officers, directors, or any such controlling person may incur under the 1933 Act, or under common law or otherwise, arising out of or based upon any (i) untrue statement of a material fact contained in the Registration Statement, Prospectus, SAI or sales literature, (ii) omission to state a material fact required to be stated in the either thereof or necessary to make the statements therein not misleading, or (iii) failure by the Trust/IC to comply with the terms of the Agreement; provided, that in no event shall anything contained herein be so construed as to protect ACC against any liability to the Trust/IC or its shareholders to which ACC would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations under this Agreement.

Item 31. Activities of Investment Adviser.

A description of any other business, profession, vocation, or employment of a substantial nature in which any of the Funds’ advisers and sub-advisers of the Registrant, and each member, director, executive officer, or partner of the advisers and sub-advisers, are or have been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of member, trustee, officer, employee, partner or director, is set forth in the respective prospectus.

Information as to the members and officers of each adviser and sub-adviser are included in their respective Form ADVs as filed with the SEC and are incorporated herein by reference.

Mercator Investment Management, LLC is adviser to the Mercator International Opportunity Fund (file no. 801-69329).

Tuttle Capital Management, LLC. is the adviser to The SPAC and New Issue ETF.

Greenwich Ivy Capital LLC is adviser to the Greenwich Ivy Long-Short Fund (file no. 801-114699).

Rareview Capital LLC is adviser to the Rareview Dynamic Fixed Income ETF, Rareview Tax Advantaged Income ETF, Rareview Inflation/Deflation ETF and Rareview Systematic Equity ETF (file no. 801-108100).

Retireful, LLC, is the adviser to the Mohr Growth ETF, Adaptive Core ETF, Mohr Sector NAV ETF, Mindful Conservative ETF, Mohr Industry NAV ETF and Mohr Company NAV ETF (file no. 801-122216).

Goose Hollow Capital Management LLC is the adviser to the Goose Hollow Tactical Allocation ETF, Goose Hollow Multi-Strategy Income ETF and Goose Hollow Enhanced Equity ETF (file no. 801-122485),

GST Management, LLC is the sub-adviser to the Rareview Systematic Equity ETF (file no. 801-122854).

Item 32. Principal Underwriter.

(a) Arbor Court Capital, LLC, the principal underwriter to DSS AmericaFirst Quantitative Funds, Ancora Trust, Archer Investment Series Trust, Berkshire Focus Fund, Clark Fork Trust, the Collaborative Investment Series Trust, the Footprints Discover Value Fund, Frank Funds, the Monteagle Funds, the MP63 Fund, Inc., the Neiman Funds, Ranger Funds Investment Trust, WP Trust and PFS Fund Trust.

(b) Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	Active Weighting Funds ETF Trust
4.	AdvisorShares Trust
5.	AmericaFirst Quantitative Funds
6.	American Century ETF Trust

7.	ARK ETF Trust
8.	Avenue Mutual Funds Trust
9.	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portflios
10.	BP Capital TwinLine MLP Fund, Series of Investment Managers Series Trust
11.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
12.	Bridgeway Funds, Inc.
13.	Brinker Capital Destinations Trust
14.	Calvert Ultra-Short Duration Income NextShares, Series of Calvert Management Series
15.	Center Coast MLP & Infrastructure Fund
16.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
17.	Context Capital Funds
18.	CornerCap Group of Funds
19.	Davis Fundamental ETF Trust
20.	Direxion Shares ETF Trust
21.	Eaton Vance NextShares Trust
22.	Eaton Vance NextShares Trust II
23.	EIP Investment Trust
24.	Elkhorn ETF Trust
25.	EntrepreneurShares Series Trust
26.	Evanston Alternative Opportunities Fund
27.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
28.	FEG Absolute Access Fund I LLC
29.	Fiera Capital Series Trust
30.	FlexShares Trust
31.	Forum Funds
32.	Forum Funds II
33.	FQF Trust
34.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series
35.	GraniteShares ETF Trust
36.	Guinness Atkinson Funds
37.	Horizons ETF Trust I (f/k/a Recon Capital Series Trust)
38.	Infinity Core Alternative Fund
39.	Innovator IBD® 50 ETF, Series of Innovator ETFs Trust
40.	Innovator IBD® ETF Leaders ETF, Series of Innovator ETFs Trust
41.	Ironwood Institutional Multi-Strategy Fund LLC
42.	Ironwood Multi-Strategy Fund LLC
43.	John Hancock Exchange-Traded Fund Trust
44.	Manor Investment Funds
45.	Miller/Howard Funds Trust
46.	Miller/Howard High Income Equity Fund
47.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
48.	MProved Systematic Long-Short Fund, Series Portfolios Trust
49.	MProved Systematic Merger Arbitrage Fund, Series Portfolios Trust
50.	MProved Systematic Multi-Strategy Fund, Series Portfolios Trust
51.	NYSE® Pickens Oil Response™ ETF, Series of ETF Series Solutions
52.	OSI ETF Trust
53.	Palmer Square Opportunistic Income Fund
54.	Partners Group Private Income Opportunities, LLC
55.	PENN Capital Funds Trust
56.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
57.	Pine Grove Alternative Institutional Fund
58.	Plan Investment Fund, Inc.
59.	PMC Funds, Series of Trust for Professional Manager
60.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions

61.	Quaker Investment Trust
62.	Ranger Funds Investment Trust
63.	Renaissance Capital Greenwich Funds
64.	RMB Investors Trust (f/k/a Burnham Investors Trust)
65.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
66.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
67.	Salient MF Trust
68.	SharesPost 100 Fund
69.	Sound Shore Fund, Inc.
70.	Steben Alternative Investment Funds
71.	Steben Select Multi-Strategy Fund
72.	Strategy Shares
73.	The 504 Fund (f/k/a The Pennant 504 Fund)
74.	The Chartwell Funds
75.	The Community Development Fund
76.	The Relative Value Fund
77.	Third Avenue Trust
78.	Third Avenue Variable Series Trust
79.	TIFF Investment Program
80.	Transamerica ETF Trust
81.	U.S. Global Investors Funds
82.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
83.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
84.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
85.	VictoryShares Emerging Market Volatility Wtd ETF, Series of Victory Portfolios II
86.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
87.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
88.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
89.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
90.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
91.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
92.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
93.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
94.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
95.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
96.	Vivaldi Opportunities Fund
97.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
98.	Wintergreen Fund, Inc.
99.	WisdomTree Trust
100.	WST Investment Trust

(c) Arbor Court Capital, LLC is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of Arbor Court is 8000 Town Centre Drive Broadview Heights, Ohio. The following are the members and officers of Arbor Court:

Name	Positions and Offices with Underwriter	Positions and Offices with the Trust
Gregory B. Getts	President, Member, Financial Principal and CFO	Trustee and President
David W. Kuhr	Chief Compliance Officer	None
Steve Milcinovic	Chief Operating Officer	None

(d) The following are the Officers and Manager of the Distributor, the Registrant’s underwriter.

The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, ME 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa M. Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Director and Manager	None
Christopher C. Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate S. Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan La Fond	Three Canal Plaza, Suite 100, Portland, ME 04101	Treasurer	None

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent.  The address of the Transfer Agent is 388 Greenwich Street, New York, NY 10048. The address of the Custodian is 425 Walnut Street, Cincinnati, Ohio 45202.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Cleveland, State of Ohio, on the 26th day of January 2024.

Collaborative Investment Series Trust

By:	/s/ Andrew Davalla
Andrew Davalla
*Pursuant to Powers of Attorney

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities on January 26, 2024.

Name	Title
Dean Drulias*	Trustee
Shawn Orser*	Trustee
Fredrick Stoleru*	Trustee
Ronald Young Jr.*	Trustee
Gregory Skidmore*	Trustee, President, Principal Executive Officer
William McCormick*	Treasurer and Principal Financial Officer

By:	/s/ Andrew Davalla

Andrew Davalla

*Pursuant to Powers of Attorney

Exhibit Index

(i)(ii) Legal Consent of Thompson Hine LLP

(j)(i) Consent of Independent Auditor